Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Convertible Fund
Core Fixed Income Fund
Core Plus Bond Fund
Corporate Bond Fund
Floating Rate Fund
High Yield Fund
Income Fund
Inflation Focused Fund
Multi-Asset Balanced Opportunity Fund
Multi-Asset Income Fund
Short Duration Core Bond Fund
Short Duration Income Fund
Total Return Fund
Ultra Short Bond Fund

For the period ended August 31, 2023

Schedule of Investments (unaudited)

CONVERTIBLE FUND August 31, 2023

Investments			Shares		Fair Value
LONG-TERM INVESTMENTS 96.56%

COMMON STOCKS 3.01%

Entertainment 0.42%
Spotify Technology SA (Sweden)*(a)				17,955	$2,764,531

Ground Transportation 0.26%
Uber Technologies, Inc.*				36,395	1,718,936

Health Care Equipment & Supplies 0.91%
Boston Scientific Corp.*				110,215	5,944,997

Hotels, Restaurants & Leisure 0.42%
DraftKings, Inc. Class A*				91,795	2,721,722

Information Technology Services 0.60%
Shopify, Inc. Class A (Canada)*(a)				58,975	3,921,248

Software 0.40%
Confluent, Inc. Class A*				79,625	2,634,791
Total Common Stocks (cost $18,034,632)					19,706,225

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 86.03%

Aerospace/Defense 1.24%
Safran SA(b)	Zero Coupon	4/1/2028	EUR	4,248,000	8,129,414

Auto Manufacturers 1.56%
Rivian Automotive, Inc.†	4.625%	3/15/2029		$7,385,000	10,239,303

Biotechnology 4.99%
Cytokinetics, Inc.	3.50%	7/1/2027		4,125,000	3,903,487
Guardant Health, Inc.	Zero Coupon	11/15/2027		15,960,000	11,871,048
Insmed, Inc.	0.75%	6/1/2028		9,935,000	8,862,020
Sarepta Therapeutics, Inc.†	1.25%	9/15/2027		7,225,000	8,106,076
Total					32,742,631

Chemicals 0.50%
Danimer Scientific, Inc.†	3.25%	12/15/2026		9,305,000	3,256,750

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers 6.35%
CyberArk Software Ltd. (Israel)(a)	Zero Coupon	11/15/2024	$5,715,000	$6,683,121
KBR, Inc.	2.50%	11/1/2023	2,985,000	7,228,178
Western Digital Corp.	1.50%	2/1/2024	28,210,000	27,723,377
Total				41,634,676

Electric 3.14%
CenterPoint Energy, Inc.†	4.25%	8/15/2026	5,235,000	5,203,590
CMS Energy Corp.†	3.375%	5/1/2028	5,100,000	4,918,950
Duke Energy Corp.†	4.125%	4/15/2026	5,325,000	5,202,525
Southern Co.†	3.875%	12/15/2025	5,335,000	5,273,647
Total				20,598,712

Entertainment 2.22%
DraftKings Holdings, Inc.	Zero Coupon	3/15/2028	4,320,000	3,311,280
Live Nation Entertainment, Inc.	2.00%	2/15/2025	10,955,000	11,271,855
Total				14,583,135

Environmental Control 1.00%
Tetra Tech, Inc.†	2.25%	8/15/2028	6,460,000	6,568,756

Food 1.05%
Post Holdings, Inc.	2.50%	8/15/2027	6,765,000	6,900,300

Health Care-Products 4.85%
Exact Sciences Corp.†	2.00%	3/1/2030	9,020,000	11,356,180
Glaukos Corp.	2.75%	6/15/2027	5,834,000	9,199,488
Natera, Inc.	2.25%	5/1/2027	4,810,000	7,861,344
Shockwave Medical, Inc.†	1.00%	8/15/2028	3,320,000	3,376,440
Total				31,793,452

Internet 27.41%
Airbnb, Inc.	Zero Coupon	3/15/2026	15,375,000	13,514,625
Booking Holdings, Inc.	0.75%	5/1/2025	7,135,000	12,031,751
Farfetch Ltd. (United Kingdom)(a)	3.75%	5/1/2027	4,880,000	3,071,960
Fiverr International Ltd. (Israel)(a)	Zero Coupon	11/1/2025	12,655,000	10,922,531
MercadoLibre, Inc. (Uruguay)(a)	2.00%	8/15/2028	1,486,000	4,660,839
Okta, Inc.	0.125%	9/1/2025	30,320,000	27,803,440
Palo Alto Networks, Inc.	0.375%	6/1/2025	8,730,000	21,401,595
PDD Holdings, Inc. (Ireland)(a)	Zero Coupon	12/1/2025	9,000,000	8,865,000
Sea Ltd. (Singapore)(a)	0.25%	9/15/2026	12,874,000	10,267,013
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	28,055,000	25,628,242
Spotify USA, Inc.	Zero Coupon	3/15/2026	3,250,000	2,782,406

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Internet (continued)
Uber Technologies, Inc.	Zero Coupon	12/15/2025		$22,145,000	$20,839,432
Wayfair, Inc.	1.00%	8/15/2026		4,275,000	3,700,440
Wayfair, Inc.†	3.25%	9/15/2027		4,050,000	5,386,500
Zillow Group, Inc.	2.75%	5/15/2025		8,265,000	8,946,863
Total					179,822,637

Leisure Time 2.94%
Carnival Corp.	5.75%	10/1/2024		3,790,000	6,431,630
Royal Caribbean Cruises Ltd.	6.00%	8/15/2025		6,090,000	12,828,485
Total					19,260,115

Oil & Gas 3.19%
EQT Corp.	1.75%	5/1/2026		1,085,000	3,212,251
Nabors Industries, Inc.†	1.75%	6/15/2029		5,395,000	4,434,690
Pioneer Natural Resources Co.	0.25%	5/15/2025		2,665,000	6,744,049
Transocean, Inc.	4.625%	9/30/2029		2,525,000	6,543,032
Total					20,934,022

Pharmaceuticals 0.89%
Dexcom, Inc.†	0.375%	5/15/2028		6,375,000	5,836,313

REITS 1.27%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		8,753,000	8,337,233

Retail 3.55%
ANLLIAN Capital Ltd.(b)	Zero Coupon	2/5/2025	EUR	4,600,000	5,238,660
Cheesecake Factory, Inc.	0.375%	6/15/2026		$8,500,000	7,012,500
Freshpet, Inc.†	3.00%	4/1/2028		3,805,000	4,945,549
Shake Shack, Inc.	Zero Coupon	3/1/2028		7,800,000	6,084,000
Total					23,280,709

Semiconductors 2.65%
ON Semiconductor Corp.†	0.50%	3/1/2029		15,155,000	17,382,785

Software 15.65%
Akamai Technologies, Inc.	0.125%	5/1/2025		4,235,000	4,962,997
Alteryx, Inc.	1.00%	8/1/2026		21,330,000	17,917,200
Bentley Systems, Inc.	0.125%	1/15/2026		10,005,000	9,785,890
Cerence, Inc.†	1.50%	7/1/2028		6,420,000	5,912,820
Confluent, Inc.	Zero Coupon	1/15/2027		2,875,000	2,402,350
Datadog, Inc.	0.125%	6/15/2025		8,090,000	9,869,800
DocuSign, Inc.	Zero Coupon	1/15/2024		20,290,000	19,873,170
Five9, Inc.	0.50%	6/1/2025		8,830,000	8,362,010

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Software (continued)
HubSpot, Inc.	0.375%	6/1/2025		$5,510,000	$10,807,865
MongoDB, Inc.	0.25%	1/15/2026		6,875,000	12,772,031
Total					102,666,133

Transportation 1.58%
CryoPort, Inc.†	0.75%	12/1/2026		13,180,000	10,379,250
Total Convertible Bonds (cost $552,641,690)					564,346,326

	Dividend Rate			Shares

CONVERTIBLE PREFERRED STOCKS 5.77%

Commercial Banks 2.48%
Bank of America Corp.	7.25%			14,010	16,287,886

Electric: Utilities 0.49%
NextEra Energy, Inc.	6.926%			75,640	3,199,572

Financial Services 1.67%
Apollo Global Management, Inc.	6.75%			202,000	10,942,340

Machinery 1.13%
Chart Industries, Inc.	6.75%			103,900	7,442,357
Total Convertible Preferred Stocks (cost $39,037,514)					37,872,155

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 1.75%

Pharmaceuticals
CANOPY GROWTH Corp.(b) (cost $9,595,070)	Zero Coupon	12/31/2023	CAD	12,689,000	11,503,867	(c)
Total Long-Term Investments (cost $619,308,906)					633,428,573

SHORT-TERM INVESTMENTS 3.67%

REPURCHASE AGREEMENTS 3.67%
Repurchase Agreement dated 8/31/2023, 2.800%% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $25,267,600 of U.S. Treasury Note at 3.500% due 9/15/2025; value: $24,593,468; proceeds: $24,113,043 (cost $24,111,168)				$24,111,168	24,111,168
Total Investments in Securities 100.23% (cost $ 643,420,074)					657,539,741
Other Assets and Liabilities – Net(d) (0.23)%					(1,529,622)
Net Assets 100.00%					$656,010,119

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2023

CAD	Canadian Dollar.
EUR	Euro.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $126,117,357, which represents 19.22% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(d)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Forward Foreign Currency Exchange Contracts at August 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Swiss franc	Buy	Morgan Stanley	11/22/2023	4,329,000	$4,939,712	$4,941,733	$2,021
Canadian dollar	Sell	Toronto Dominion Bank	11/20/2023	20,553,000	15,652,085	15,227,888	424,197
Euro	Sell	State Street Bank and Trust	9/13/2023	3,144,000	3,471,543	3,410,465	61,078
Euro	Sell	State Street Bank and Trust	9/13/2023	1,575,000	1,743,283	1,708,487	34,796
Swiss franc	Sell	Morgan Stanley	11/22/2023	4,329,000	4,977,907	4,941,733	36,174
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$558,266

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Goldman Sachs	11/20/2023	1,264,000	$956,439	$936,508	$(19,931)
Canadian dollar	Buy	Morgan Stanley	11/20/2023	2,656,000	1,976,435	1,967,852	(8,583)
Canadian dollar	Buy	State Street Bank and Trust	11/20/2023	1,266,000	960,441	937,990	(22,451)
Canadian dollar	Buy	Toronto Dominion Bank	11/20/2023	1,810,000	1,372,183	1,341,044	(31,139)
Canadian dollar	Buy	Toronto Dominion Bank	11/20/2023	1,435,000	1,074,326	1,063,203	(11,123)
Euro	Sell	Morgan Stanley	9/13/2023	5,888,000	6,360,335	6,387,028	(26,693)
Euro	Sell	State Street Bank and Trust	9/13/2023	1,614,000	1,745,756	1,750,792	(5,036)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(124,956)

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$19,706,225	$–	$–	$19,706,225
Convertible Bonds	–	564,346,326	–	564,346,326
Convertible Preferred Stocks	–	37,872,155	–	37,872,155
Corporate Bonds	–	–	11,503,867	11,503,867
Short-Term Investments
Repurchase Agreements	–	24,111,168	–	24,111,168
Total	$19,706,225	$626,329,649	$11,503,867	$657,539,741
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$558,266	$–	$558,266
Liabilities	–	(124,956)	–	(124,956)
Total	$–	$433,310	$–	$433,310

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bond
Balance as of December 1, 2022	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	1,908,797
Purchases	9,595,070
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of August 31, 2023	$11,503,867
Change in unrealized appreciation/depreciation for the period ended August 31, 2023, related to the Level 3 investments held at August 31, 2023	$1,908,797

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 115.85%

ASSET-BACKED SECURITIES 14.33%

Automobiles 4.44%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A2A	4.20%	12/18/2025	$5,386,833	$5,350,770
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A Class A†	3.70%	9/20/2024	411,000	410,488
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%	6/16/2025	6,108,206	6,060,397
CarMax Auto Owner Trust Series 2022-2 Class A2A	2.81%	5/15/2025	3,529,261	3,515,333
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	2,304,090	2,258,966
Exeter Automobile Receivables Trust Series 2023-3A Class A2	6.11%	9/15/2025	11,720,000	11,716,044
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,078,929
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	11,505,000	11,335,702
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	6,510,000	6,435,663
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	15,365,000	14,818,492
GLS Auto Receivables Issuer Trust Series 2023-1A Class A2†	5.98%	8/17/2026	7,995,000	7,976,883
GM Financial Automobile Leasing Trust Series 2022-2 Class A2	2.93%	10/21/2024	2,236,169	2,226,388
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	7,300,000	7,219,001
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	5,049,000	5,018,690
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%	3/15/2027	7,854,000	7,702,058
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	13,900,000	13,652,837
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	7,130,000	6,937,055
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%	6/15/2026	3,980,000	3,856,548
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%	1/18/2028	8,235,000	8,172,736
Total				131,742,980

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.92%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.12% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	$7,533,000	$7,462,266
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class A†	2.24%		12/15/2028	8,470,000	8,189,406
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	11,625,000	11,688,089
Total					27,339,761

Other 8.89%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.828% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	8,035,000	7,955,153
Affirm Asset Securitization Trust Series 2022-A Class A†	4.30%		5/17/2027	7,035,000	6,879,980
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	6,740,000	6,700,194
Apidos CLO XII Series 2013-12A Class BR†	6.97% (3 mo. USD Term SOFR + 1.66%)	#	4/15/2031	4,490,000	4,411,074
Apidos CLO XXIV Series 2016-24A Class A1AL†	6.538% (3 mo. USD Term SOFR + 1.21%)	#	10/20/2030	5,970,000	5,934,815
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.525% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	7,330,000	7,211,071
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.775% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	10,449,000	10,295,661
Ares XL CLO Ltd. Series 2016-40A Class A1RR†	6.44% (3 mo. USD Term SOFR + 1.13%)	#	1/15/2029	1,704,203	1,698,744
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	9,855,000	9,821,780
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR†	6.67% (3 mo. USD LIBOR + 1.10%)	#	10/17/2032	4,800,000	4,771,239
Ballyrock CLO Ltd. Series 2023-23A Class A1†	6.971% (3 mo. USD Term SOFR + 1.98%)	#	4/25/2036	1,750,000	1,756,549
Barings CLO Ltd. Series 2019-3A Class A1R†	6.658% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	2,220,000	2,210,011

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.732% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2034	$4,980,000	$4,927,475
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.753% (3 mo. USD Term SOFR + 1.44%)	#	1/14/2032	3,549,386	3,536,253
Carlyle Global Market Strategies CLO Ltd. Series 2014-2R Class A1†	6.676% (3 mo. USD Term SOFR + 1.31%)	#	5/15/2031	4,478,351	4,465,921
Carlyle Global Market Strategies CLO Ltd. Series 2014-5A Class A1RR†	6.71% (3 mo. USD Term SOFR + 1.40%)	#	7/15/2031	8,099,420	8,079,560
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	3,106,047	3,096,904
CIFC Funding III Ltd. Series 2014-3A Class A1R2†	6.807% (3 mo. USD Term SOFR + 1.46%)	#	10/22/2031	3,800,000	3,796,200
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	8,315,000	8,316,583
Dryden 61 CLO Ltd. Series 2018-61A Class A1R†	6.56% (3 mo. USD Term SOFR + 1.25%)	#	1/17/2032	3,710,000	3,688,779
Eaton Vance CLO Ltd. Series 2013-1A Class A13R†	6.82% (3 mo. USD Term SOFR + 1.51%)	#	1/15/2034	4,198,000	4,183,075
Elmwood CLO VIII Ltd. Series 2021-1A Class A1†	6.828% (3 mo. USD Term SOFR + 1.50%)	#	1/20/2034	3,240,000	3,236,765
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.608% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031	479,444	478,291
KKR CLO Ltd. Series 29A Class A†	6.77% (3 mo. USD Term SOFR + 1.46%)	#	1/15/2032	2,700,000	2,696,088
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	4,763,896
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,752,440
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	5,434,491
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.772% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	3,800,000	3,757,250
Madison Park Funding XXI Ltd. Series 2016-21A Class AARR†	6.65% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2032	3,000,000	2,978,993

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XXXII Ltd. Series 2018-32A Class A1R†	6.607% (3 mo. USD Term SOFR + 1.26%)	#	1/22/2031	$3,180,000	$3,165,191
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.37% (3 mo. USD Term SOFR + 1.06%)	#	1/15/2028	4,049,593	4,046,601
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.888% (3 mo. USD Term SOFR + 1.56%)	#	4/20/2033	2,574,058	2,555,200
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,041,685
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	2,813,407	2,775,894
Marlette Funding Trust Series 2022-3 Class B†	5.95%		11/15/2032	5,844,000	5,790,536
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	6,859,738	6,720,813
MF1 LLC Series 2022-FL9 Class A†	7.464% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	4,295,000	4,288,235
MF1 Ltd. Series 2022-FL8 Class A†	6.664% (1 mo. USD Term SOFR + 1.35%)	#	2/19/2037	4,190,000	4,120,708
Mountain View CLO LLC Series 2017-1A Class AR†	6.66% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	1,663,877	1,661,971
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-35A Class A1†	6.922% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2033	3,100,000	3,089,652
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.719% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	5,482,631	5,461,153
OCP CLO Ltd. Series 2019-17A Class A1R†	6.628% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	10,680,000	10,612,959
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	2,890,605	2,882,074
Octagon Investment Partners XVI Ltd. Series 2013-1A Class A1R†	6.59% (3 mo. USD Term SOFR + 1.28%)	#	7/17/2030	3,250,000	3,242,240
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	3,379,666	3,337,593
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	8,000,000	7,982,753

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Palmer Square Loan Funding Ltd. Series 2021-1A Class A1†	6.488% (3 mo. USD Term SOFR + 1.16%)	#	4/20/2029	$3,392,059	$3,385,406
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	6,226,000	6,050,403
Post Road Equipment Finance Series 2021-1 Class D†	1.69%		11/15/2027	4,190,000	4,109,852
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.968% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	4,650,000	4,656,728
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	7.65% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	7,299,740	7,295,214
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	3,055,000	2,991,676
SCF Equipment Leasing LLC Series 2021-1A Class C†	1.54%		10/21/2030	4,025,000	3,633,270
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,009,938	5,411,875
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,953,937	1,566,367
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.598% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	1,764,501	1,758,775
TCW CLO Ltd. Series 2022- 1A Class A1†	6.686% (3 mo. USD Term SOFR + 1.34%)	#	4/22/2033	1,950,000	1,931,480
Upstart Securitization Trust Series 2021-2 Class B†	1.75%		6/20/2031	2,880,393	2,833,950
Voya CLO Ltd. Series 2018-2A Class A1†	6.57% (3 mo. USD Term SOFR + 1.26%)	#	7/15/2031	5,720,000	5,711,690
Total					263,947,179

Rec Vehicle Loan 0.07%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	2,205,566	2,184,703

Student Loan 0.01%
Towd Point Asset Trust Series 2018-SL1 Class A†	6.029% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	175,958	175,374
Total Asset-Backed Securities (cost $429,330,125)					425,389,997

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 33.31%

Aerospace/Defense 0.25%
HEICO Corp.	5.35%		8/1/2033	$4,357,000	$4,321,287
L3Harris Technologies, Inc.	5.60%		7/31/2053	3,002,000	3,025,356
Total					7,346,643

Agriculture 0.93%
BAT Capital Corp.	3.222%		8/15/2024	7,386,000	7,205,379
BAT Capital Corp.	6.343%		8/2/2030	7,090,000	7,138,895
Cargill, Inc.†	4.00%		6/22/2032	5,206,000	4,815,394
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,326,496
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	2,226,000	2,155,795
Total					27,641,959

Airlines 0.10%
British Airways Pass-Through Trust (United Kingdom)†(a)	4.25%		5/15/2034	3,060,846	2,825,277

Auto Manufacturers 0.26%
Hyundai Capital America†	1.80%		10/15/2025	4,792,000	4,423,108
Hyundai Capital America†	5.80%		6/26/2025	3,324,000	3,330,181
Total					7,753,289

Banks 10.94%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	2,400,000	1,851,522
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	4,902,000	4,431,389
Bank of America Corp.	2.299% (SOFR + 1.22%)	#	7/21/2032	7,033,000	5,548,524
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	7,592,000	6,213,934
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025	5,910,000	5,827,268
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	4,493,000	4,184,023
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	15,480,000	14,471,938
Bank of America Corp.	4.00%		1/22/2025	830,000	808,981
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030	4,099,000	3,934,889
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	4,377,000	4,204,907

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	$4,175,000	$3,782,492
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	11,156,000	9,356,140
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	4,185,000	4,108,716
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	6,564,000	6,203,307
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	13,818,000	12,732,898
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	1,616,000	1,594,857
Danske Bank AS (Denmark)†(a)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	7,332,000	7,217,707
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	7,559,000	7,567,098
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	10,331,000	8,169,023
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	8,762,000	8,501,024
HSBC Holdings PLC (United Kingdom)(a)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	4,949,000	4,888,286
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2032	3,956,000	3,239,670
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	9,691,000	8,055,351
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	24,978,000	23,596,401
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	10,215,000	10,034,709
Lloyds Banking Group PLC (United Kingdom)(a)	3.90%		3/12/2024	6,219,000	6,151,276
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	4,710,000	4,286,160
Macquarie Bank Ltd. (Australia)†(a)	3.052% (5 yr. CMT + 1.70%)	#	3/3/2036	4,333,000	3,315,429
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	7,544,000	7,149,829
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	3,099,000	3,085,083

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	$10,343,000	$8,139,126
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	2,915,000	2,199,579
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	3,306,000	3,162,527
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	11,630,000	11,050,721
NatWest Group PLC (United Kingdom)(a)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	5,734,000	5,690,166
Royal Bank of Canada (Canada)(a)	6.00%		11/1/2027	6,626,000	6,787,657
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	4,756,000	4,322,247
Toronto-Dominion Bank (Canada)(a)	4.456%		6/8/2032	7,675,000	7,153,890
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	3,299,000	3,061,583
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	6,556,000	5,983,735
UBS AG (Switzerland)(a)	5.125%		5/15/2024	1,494,000	1,476,575
UBS Group AG (Switzerland)†(a)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	4,618,000	4,128,835
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,352,000	7,348,408
UBS Group AG (Switzerland)†(a)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	8,291,000	7,730,575
UBS Group AG (Switzerland)†(a)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	5,626,000	5,605,222
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%)	#	8/11/2028	9,476,000	9,654,891
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	4,559,000	4,289,755
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	6,505,000	5,791,769
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	14,708,000	14,111,024
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	8,807,000	7,419,968
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,217,775
Total					324,838,859

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Beverages 0.17%
Constellation Brands, Inc.	3.15%		8/1/2029	$5,786,000	$5,174,169

Biotechnology 0.28%
Amgen, Inc.	5.25%		3/2/2030	7,272,000	7,285,795
Baxalta, Inc.	4.00%		6/23/2025	1,114,000	1,083,582
Total					8,369,377

Chemicals 0.31%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	10,121,000	9,066,542

Cosmetics/Personal Care 0.13%
Haleon U.S. Capital LLC	3.625%		3/24/2032	4,378,000	3,890,925

Diversified Financial Services 1.56%
Aircastle Ltd.†	2.85%		1/26/2028	5,197,000	4,479,025
Aviation Capital Group LLC†	1.95%		1/30/2026	4,639,000	4,187,170
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	9,376,000	8,432,896
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%		2/21/2028	6,451,000	5,558,256
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	4,460,000	4,404,741
BlackRock, Inc.	4.75%		5/25/2033	11,118,000	10,808,591
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,202,067
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	648,000	514,129
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024	3,677,000	3,653,311
Total					46,240,186

Electric 3.87%
AEP Texas, Inc.	5.40%		6/1/2033	5,449,000	5,392,641
AES Corp.†	3.95%		7/15/2030	2,423,000	2,155,906
Alfa Desarrollo SpA (Chile)†(a)	4.55%		9/27/2051	2,678,728	1,937,642
American Transmission Systems, Inc.†	2.65%		1/15/2032	10,360,000	8,495,839
Constellation Energy Generation LLC	6.25%		10/1/2039	4,620,000	4,686,534
DTE Energy Co.	4.22%	(b)	11/1/2024	1,603,000	1,573,130
Duke Energy Corp.	4.50%		8/15/2032	8,939,000	8,324,112
Duke Energy Indiana LLC	5.40%		4/1/2053	2,849,000	2,773,861
Electricite de France SA (France)†(a)	6.25%		5/23/2033	8,289,000	8,536,858
Entergy Corp.	0.90%		9/15/2025	8,007,000	7,279,901
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,000,000	10,814,302
Kentucky Utilities Co.	5.45%		4/15/2033	7,221,000	7,300,518
Minejesa Capital BV (Netherlands)†(a)	4.625%		8/10/2030	4,161,000	3,770,745

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
National Grid PLC (United Kingdom)(a)	5.809%		6/12/2033		$8,589,000	$8,611,956
NextEra Energy Capital Holdings, Inc.	6.251% (SOFR + 1.02%)	#	3/21/2024		6,588,000	6,590,748
Oglethorpe Power Corp.	5.95%		11/1/2039		3,451,000	3,419,732
Ohio Edison Co.	8.25%		10/15/2038		2,419,000	2,907,219
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		3,291,000	3,293,558
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(a)	5.45%		5/21/2028		6,375,000	6,316,749
Southern Co.	4.475%	(b)	8/1/2024		6,526,000	6,438,929
Wisconsin Power & Light Co.	3.95%		9/1/2032		4,602,000	4,196,237
Total						114,817,117

Electronics 0.18%
Honeywell International, Inc.(c)	4.125%		11/2/2034	EUR	5,039,000	5,466,518

Engineering & Construction 0.10%
Cellnex Finance Co. SA (Spain)†(a)	3.875%		7/7/2041		$4,063,000	2,900,759

Food 0.15%
Kellogg Co.	5.25%		3/1/2033		4,561,000	4,510,350

Gas 1.23%
CenterPoint Energy Resources Corp.	1.75%		10/1/2030		9,687,000	7,696,295
East Ohio Gas Co.†	1.30%		6/15/2025		8,006,000	7,409,993
National Fuel Gas Co.	3.95%		9/15/2027		13,000,000	12,064,723
NiSource, Inc.	2.95%		9/1/2029		6,184,000	5,448,375
Southwest Gas Corp.	4.05%		3/15/2032		4,256,000	3,817,343
Total						36,436,729

Health Care-Products 0.53%
GE HealthCare Technologies, Inc.	5.65%		11/15/2027		10,942,000	11,078,336
Revvity, Inc.	0.85%		9/15/2024		4,974,000	4,717,208
Total						15,795,544

Health Care-Services 1.82%
Centene Corp.	2.45%		7/15/2028		9,000,000	7,715,368
Centene Corp.	3.375%		2/15/2030		12,606,000	10,800,148
Elevance Health, Inc.	2.25%		5/15/2030		7,831,000	6,547,536
Elevance Health, Inc.	5.50%		10/15/2032		7,501,000	7,654,097
Humana, Inc.	1.35%		2/3/2027		5,546,000	4,880,386
Humana, Inc.	5.875%		3/1/2033		10,000,000	10,357,697
UnitedHealth Group, Inc.	4.00%		5/15/2029		6,270,000	5,997,115
Total						53,952,347

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 0.89%
Assurant, Inc.	2.65%	1/15/2032	$1,595,000	$1,204,276
F&G Global Funding†	2.30%	4/11/2027	3,996,000	3,537,593
GA Global Funding Trust†	3.85%	4/11/2025	7,677,000	7,394,950
Metropolitan Life Global Funding I†	4.05%	8/25/2025	1,536,000	1,489,581
Metropolitan Life Global Funding I†	5.15%	3/28/2033	6,000,000	5,871,366
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,007,151
Total				26,504,917

Internet 0.88%
Amazon.com, Inc.	4.70%	12/1/2032	11,353,000	11,287,626
Netflix, Inc.	5.875%	11/15/2028	5,494,000	5,661,463
Netflix, Inc.	6.375%	5/15/2029	2,765,000	2,910,843
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	6,940,000	6,236,685
Total				26,096,617

Machinery-Diversified 0.35%
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	10,940,000	10,356,945

Media 0.18%
FactSet Research Systems, Inc.	3.45%	3/1/2032	6,246,000	5,297,944

Mining 0.13%
Antofagasta PLC (Chile)(a)	5.625%	5/13/2032	200,000	195,313
Corp. Nacional del Cobre de Chile (Chile)†(a)	5.125%	2/2/2033	3,967,000	3,814,268
Total				4,009,581

Oil & Gas 1.79%
Apache Corp.	4.75%	4/15/2043	4,759,000	3,640,952
Continental Resources, Inc.	4.90%	6/1/2044	4,881,000	3,746,830
Continental Resources, Inc.†	5.75%	1/15/2031	11,500,000	10,998,519
Diamondback Energy, Inc.	3.50%	12/1/2029	8,324,000	7,536,149
Eni SpA (Italy)†(a)	5.70%	10/1/2040	6,000,000	5,425,350
EQT Corp.	7.00%	2/1/2030	11,500,000	12,044,082
Occidental Petroleum Corp.	6.45%	9/15/2036	4,000,000	4,094,280
Ovintiv, Inc.	6.50%	2/1/2038	5,605,000	5,512,658
Total				52,998,820

Oil & Gas Services 0.30%
Halliburton Co.	7.45%	9/15/2039	4,124,000	4,802,408
NOV, Inc.	3.60%	12/1/2029	4,547,000	4,080,254
Total				8,882,662

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 1.50%
Cigna Group	2.40%	3/15/2030	$6,625,000	$5,580,193
Cigna Group	4.375%	10/15/2028	1,515,000	1,459,832
CVS Health Corp.	3.25%	8/15/2029	12,163,000	10,878,497
CVS Health Corp.	5.05%	3/25/2048	4,060,000	3,563,426
Merck & Co., Inc.	2.15%	12/10/2031	14,519,000	11,874,884
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.75%	5/19/2033	11,489,000	11,311,650
Total				44,668,482

Pipelines 1.37%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	6,831,000	6,092,398
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	4,090,000	3,993,269
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,135,171
EIG Pearl Holdings Sarl (Luxembourg)†(a)	3.545%	8/31/2036	9,268,000	7,722,932
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%	9/30/2040	9,847,000	7,395,330
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	4,040,000	3,975,597
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	3,893,433
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,473,000	1,468,977
Total				40,677,107

REITS 0.83%
American Tower Corp.	2.95%	1/15/2025	1,480,000	1,423,758
American Tower Corp.	3.80%	8/15/2029	9,000,000	8,193,459
American Tower Corp.	5.55%	7/15/2033	3,255,000	3,224,863
Crown Castle, Inc.	2.10%	4/1/2031	4,000,000	3,157,753
Crown Castle, Inc.	3.30%	7/1/2030	10,000,000	8,689,255
Total				24,689,088

Retail 0.30%
7-Eleven, Inc.†	0.80%	2/10/2024	5,815,000	5,684,302
Bayer Corp.†	6.65%	2/15/2028	3,085,000	3,200,781
Total				8,885,083

Semiconductors 0.11%
Broadcom, Inc.†	4.15%	4/15/2032	3,716,000	3,329,946

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 0.77%
Oracle Corp.	2.875%	3/25/2031	$4,450,000	$3,762,305
Oracle Corp.	5.375%	7/15/2040	627,000	584,862
Oracle Corp.	6.125%	7/8/2039	3,000,000	3,047,809
Oracle Corp.	6.25%	11/9/2032	12,360,000	12,941,218
ServiceNow, Inc.	1.40%	9/1/2030	3,124,000	2,458,905
Total				22,795,099

Telecommunications 1.10%
AT&T, Inc.	5.40%	2/15/2034	10,548,000	10,247,421
Sprint Capital Corp.	8.75%	3/15/2032	5,582,000	6,657,986
T-Mobile USA, Inc.	3.50%	4/15/2025	2,727,000	2,637,784
T-Mobile USA, Inc.	3.875%	4/15/2030	14,500,000	13,239,985
Total				32,783,176
Total Corporate Bonds (cost $1,031,228,666)				989,002,057

FLOATING RATE LOANS(d) 0.89%

Entertainment 0.09%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(a)	7.754% (3 mo. USD Term SOFR + 2.25%)	7/21/2026	2,565,340	2,568,111

Lodging 0.42%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.165% (1 mo. USD Term SOFR + 1.75%)	6/22/2026	12,596,033	12,603,275

Media 0.38%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/30/2025	11,219,356	11,235,961
Total Floating Rate Loans (cost $26,425,338)				26,407,347

FOREIGN GOVERNMENT OBLIGATIONS(a) 4.62%

Canada 1.48%
CDP Financial, Inc.†	4.25%	7/25/2028	16,365,000	16,098,626
Province of Quebec	3.625%	4/13/2028	28,806,000	27,697,069
Total				43,795,695

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Japan 0.30%
Japan Bank for International Cooperation	4.625%		7/19/2028	$9,064,000	$9,046,304

Mexico 0.25%
Mexico Government International Bonds	4.875%		5/19/2033	7,745,000	7,351,994

Norway 1.18%
Kommunalbanken AS	0.25%		12/8/2023	14,498,000	14,306,969
Kommunalbanken AS	1.125%		10/26/2026	23,294,000	20,839,191
Total					35,146,160

Panama 0.22%
Panama Government International Bonds	2.252%		9/29/2032	8,627,000	6,568,461

Saudi Arabia 0.21%
Saudi Government International Bonds†	4.875%		7/18/2033	6,286,000	6,200,938

Sweden 0.98%
Svensk Exportkredit AB	4.125%		6/14/2028	9,461,000	9,297,320
Svensk Exportkredit AB	4.625%		11/28/2025	19,936,000	19,780,890
Total					29,078,210
Total Foreign Government Obligations (cost $139,214,302)					137,187,762

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.51%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2	3.123%	#(e)	8/25/2032	8,934,000	7,843,894
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 001 Class XA	2.109%	#(e)	2/25/2032	9,770,747	694,404
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	7,778,000	6,556,045
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $15,487,254)					15,094,343

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 32.08%
Federal Home Loan Banks	5.32% (SOFR + 0.02%)	#	9/19/2023	$39,745,000	$39,744,979
Federal Home Loan Mortgage Corp.	2.00%		3/1/2051	13,202,700	10,529,298
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 5/1/2052	12,723,699	10,658,780
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	2,772,799	2,535,472
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	8,044,900	7,686,863
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	16,835,988	16,457,339
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	36,577,727	29,292,559
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	101,714,207	85,603,770
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	19,057,948	16,732,274
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	10,275,413	9,334,125
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	12,756,298	11,899,137
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	11,957,741	11,699,911
Government National Mortgage Association(f)	3.00%		TBA	42,491,000	37,400,379
Government National Mortgage Association(f)	3.50%		TBA	4,700,000	4,269,105
Government National Mortgage Association(f)	4.00%		TBA	15,367,000	14,329,940
Government National Mortgage Association(f)	4.50%		TBA	41,202,000	39,270,870
Government National Mortgage Association(f)	5.00%		TBA	79,295,000	77,160,794
Government National Mortgage Association(f)	5.50%		TBA	78,786,000	77,991,985
Government National Mortgage Association(f)	6.00%		TBA	82,356,000	82,566,729
Government National Mortgage Association(f)	6.50%		TBA	65,344,000	66,131,542
Uniform Mortgage-Backed Security(f)	2.00%		TBA	7,244,000	5,776,807
Uniform Mortgage-Backed Security(f)	2.50%		TBA	10,632,000	8,821,653
Uniform Mortgage-Backed Security(f)	3.00%		TBA	22,211,000	19,161,326
Uniform Mortgage-Backed Security(f)	3.50%		TBA	10,000,000	8,951,953
Uniform Mortgage-Backed Security(f)	4.50%		TBA	9,484,000	8,998,686
Uniform Mortgage-Backed Security(f)	5.00%		TBA	76,580,000	75,115,475
Uniform Mortgage-Backed Security(f)	5.50%		TBA	87,156,000	86,447,951
Uniform Mortgage-Backed Security(f)	6.00%		TBA	67,335,000	67,484,925
Uniform Mortgage-Backed Security(f)	6.50%		TBA	19,877,000	20,176,708
Total Government Sponsored Enterprises Pass-Throughs (cost $962,557,942)					952,231,335

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.34%

Government 0.22%
New York City Transitional Finance Authority Future Tax Secured Revenue	2.69%		5/1/2033	$7,952,000	$6,563,635

Natural Gas 0.12%
Texas Natural Gas Securitization Finance Corp.	5.102%		4/1/2035	3,619,000	3,614,721
Total Municipal Bonds (cost $11,892,493)					10,178,356

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.64%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(e)	12/25/2059	131,772	123,481
Angel Oak Mortgage Trust Series 2021-3 Class A1†	1.068%	#(e)	5/25/2066	2,081,733	1,733,735
Angel Oak Mortgage Trust Series 2022-3 Class A1†	4.00%		1/25/2067	3,035,352	2,787,154
Angel Oak Mortgage Trust Series 2023-3 Class A1†	4.80%	(b)	9/26/2067	4,927,786	4,733,949
Bank Series 2022-BNK44 Class A5	5.937%	#(e)	11/15/2055	6,500,000	6,650,871
Bank Series 2022-BNK44 Class AS	5.937%	#(e)	11/15/2055	3,831,000	3,686,216
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.381% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	1,410,000	1,140,205
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.735% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	614,000	447,464
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.858% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	3,060,000	3,008,919
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,468,000	5,505,348
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(e)	3/25/2060	4,051,015	3,780,965
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.113% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	1,984,539	1,938,854
BX Trust Series 2018-GW Class A†	6.408% (1 mo. USD Term SOFR + 1.10%)	#	5/15/2035	4,710,000	4,671,727
CF Trust Series 2019-BOSS Class A1†	8.608% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	1,570,000	1,496,281
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(e)	4/25/2050	5,659,211	4,624,975

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class XA	1.282%	#(e)	5/10/2047	$12,812,821	$44,373
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.572%	#(e)	7/10/2028	9,650,000	9,794,159
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(e)	11/27/2051	5,418,426	4,489,327
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	5,290,000	5,056,614
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(e)	7/10/2048	4,547,000	4,258,034
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	1.081%	#(e)	8/10/2047	2,321,798	11,367
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.868%	#(e)	8/10/2047	4,130,000	2,932,549
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(b)	4/25/2065	124,897	123,515
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(b)	5/25/2065	521,169	469,958
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(e)	2/25/2050	507,189	469,908
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(e)	8/25/2066	3,827,046	3,188,243
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(e)	5/25/2065	463,012	443,305
Ellington Financial Mortgage Trust Series 2023-1 Class A1†	5.732%	(b)	2/25/2068	3,274,264	3,235,580
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.18% (1 mo. USD Term SOFR + 0.87%)	#	10/15/2038	3,720,925	3,641,326
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2022-HQA2 Class M1A†	7.938% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	2,030,752	2,071,305
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1A†	7.396% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	5,831,487	5,884,807
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA6 Class M2†	6.788% (30 day USD SOFR Average + 1.50%)	#	10/25/2041	2,866,665	2,809,252
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA7 Class M2†	7.088% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	2,885,279	2,824,077

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA4 Class M1†	6.238% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	$1,662,808	$1,630,514
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA1 Class M1B†	8.788% (30 day USD SOFR Average + 3.50%)	#	3/25/2042	5,000,000	5,154,831
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.588% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	1,448,802	1,467,746
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M2†	7.288% (30 day USD SOFR Average + 2.00%)	#	11/25/2041	2,289,609	2,254,479
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.846% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	3,900,000	4,051,478
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	7.988% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	3,000,000	3,020,558
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.838% (30 day USD SOFR Average + 1.55%)	#	10/25/2041	2,391,990	2,360,195
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.838% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	3,092,801	3,153,501
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.696% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	3,884,421	3,945,093
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.588% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	9,627,985	9,754,881
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.788% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	3,238,762	3,274,384
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(e)	11/25/2051	4,219,318	3,506,338
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B†	8.188% (30 day USD SOFR Average + 2.90%)	#	4/25/2042	3,499,000	3,562,493
GCAT Trust Series 2020-NQM2 Class A1†	1.555%	(b)	4/25/2065	931,730	843,813
GCAT Trust Series 2023-NQM1 Class A1†	4.25%	#(e)	10/25/2057	8,989,387	8,216,354
Great Wolf Trust Series 2019-WOLF Class A†	6.459% (1 mo. USD Term SOFR + 1.15%)	#	12/15/2036	5,580,000	5,558,999

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.558% (1 mo. USD Term SOFR + 1.25%)	#	7/15/2035	$1,245,854	$987,638
GS Mortgage Securities Corp. Trust Series 2022-ECI Class A†	7.505% (1 mo. USD Term SOFR + 2.19%)	#	8/15/2039	3,190,000	3,198,896
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2†	3.00%	#(e)	1/25/2051	2,515,346	2,125,323
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	8,396,182	6,667,359
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(e)	1/25/2052	4,440,880	3,533,389
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(e)	2/25/2053	4,380,408	3,763,267
Hilton Orlando Trust Series 2018-ORL Class A†	6.378% (1 mo. USD Term SOFR + 1.07%)	#	12/15/2034	1,920,000	1,902,786
Hudsons Bay Simon JV Trust Series 2015-HB7 Class B7†	4.666%		8/5/2034	2,240,000	1,873,504
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.628% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	956,000	927,439
JP Morgan Mortgage Trust Series 2021-3 Class A3†	2.50%	#(e)	7/25/2051	5,248,836	4,168,071
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	8,604,785	7,150,750
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class AS	3.80%		1/15/2048	8,224,000	7,767,718
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class C	4.37%	#(e)	7/15/2048	2,449,000	2,086,643
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(e)	1/26/2060	66,291	60,193
PFP Ltd. Series 2023-10 Class A†	7.465% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	5,100,000	5,096,812
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	456,580	429,653
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	77,208	73,420
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	30,161	28,037
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(e)	4/25/2065	1,293,228	1,198,355

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(b)	1/25/2060	$269,533	$258,859
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(b)	5/25/2065	942,226	867,053
Verus Securitization Trust Series 2020-INV1 Class A1†	1.977%	#(e)	3/25/2060	315,843	309,130
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(e)	4/25/2065	699,872	636,259
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(e)	9/15/2057	5,548,000	5,216,187
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class A4	4.184%		6/15/2051	7,100,000	6,710,125
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA	0.693%	#(e)	10/15/2057	16,958,935	58,440
Total Non-Agency Commercial Mortgage-Backed Securities (cost $232,748,837)					226,928,806

U.S. TREASURY OBLIGATIONS 22.13%
U.S. Treasury Bonds	1.125%		8/15/2040	69,011,000	42,398,633
U.S. Treasury Bonds	1.625%		11/15/2050	19,732,000	11,418,354
U.S. Treasury Bonds	2.25%		5/15/2041	20,190,000	14,885,393
U.S. Treasury Bonds	3.625%		5/15/2053	92,188,000	83,163,659
U.S. Treasury Bonds	4.375%		8/15/2043	139,315,000	138,966,712
U.S. Treasury Inflation-Indexed Notes(g)	0.375%		7/15/2025	62,119,777	59,548,882
U.S. Treasury Notes	4.00%		6/30/2028	90,508,000	89,433,217
U.S. Treasury Notes	4.25%		5/31/2025	37,901,000	37,440,562
U.S. Treasury Notes	4.625%		6/30/2025	93,795,000	93,282,059
U.S. Treasury Notes	5.00%		8/31/2025	86,199,000	86,448,169
Total U.S. Treasury Obligations (cost $663,146,927)					656,985,640
Total Long-Term Investments (cost $3,512,031,884)					3,439,405,643

SHORT-TERM INVESTMENTS 6.88%

COMMERCIAL PAPER 0.97%

Finance 0.97%
Brookfield Infrastructure Holdings Canada, Inc.	6.289%		10/26/2023	29,143,000	28,871,404
Total Commercial Paper (cost $28,871,403)					28,871,404

U.S. TREASURY OBLIGATIONS 2.95%
U.S. Treasury Bills	Zero Coupon		11/24/2023	44,057,000	43,511,373
U.S. Treasury Bills	Zero Coupon		12/5/2023	44,527,000	43,905,269
Total U.S. Treasury Obligations (cost $87,418,018)					87,416,642

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 2.96%
Repurchase Agreement dated 8/31/2023, 5.280% due 9/1/2023 with Barclays Bank PLC collateralized by $66,666,000 of U.S. Treasury Note at 4.125% due 8/31/2030; value: $66,299,337; proceeds: $65,008,883 (cost $64,999,350)			$64,999,350	$64,999,350
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $25,712,500 of U.S. Treasury Note at 0.250% due 10/31/2025; value: $23,342,522; proceeds: $22,886,594 (cost $22,884,814)			22,884,814	22,884,814
Total Repurchase Agreements (cost $87,884,164)				87,884,164
Total Short-Term Investments (cost $204,173,585)				204,172,210
Total Investments in Securities 122.73% (cost $3,716,205,469)				3,643,577,853
Other Assets and Liabilities – Net(h) (22.73)%				(674,807,294)
Net Assets 100.00%				$2,968,770,559

EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $788,659,491, which represents 26.57% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2023

Forward Foreign Currency Exchange Contracts at August 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	9/13/2023	3,687,000	$4,031,109	$3,999,486	$(31,623)
Euro	Buy	Morgan Stanley	9/13/2023	3,650,000	4,016,028	3,959,350	(56,678)
Euro	Buy	State Street Bank and Trust	9/13/2023	5,410,000	5,923,269	5,868,516	(54,753)
Euro	Sell	Morgan Stanley	9/13/2023	18,022,000	19,467,725	19,549,426	(81,701)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(224,755)

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2023	973	Long	$197,686,848	$198,301,961	$615,113
U.S. Ultra Treasury Bond	December 2023	1,070	Long	135,240,442	138,531,562	3,291,120
Total Unrealized Appreciation on Futures Contracts						$3,906,233

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Euro-Bund	December 2023	46	Short	EUR(6,046,173)	EUR(6,100,980)	$(59,430)
U.S. 10-Year Ultra Treasury Bond	December 2023	445	Short	$(51,005,741)	$(51,668,672)	(662,931)
Total Unrealized Depreciation on Futures Contracts						$(722,361)

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$425,389,997	$–	$425,389,997
Corporate Bonds	–	989,002,057	–	989,002,057
Floating Rate Loans	–	26,407,347	–	26,407,347
Foreign Government Obligations	–	137,187,762	–	137,187,762
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	15,094,343	–	15,094,343
Government Sponsored Enterprises Pass-Throughs	–	952,231,335	–	952,231,335
Municipal Bonds	–	10,178,356	–	10,178,356
Non-Agency Commercial Mortgage-Backed Securities	–	226,928,806	–	226,928,806
U.S. Treasury Obligations	–	656,985,640	–	656,985,640
Short-Term Investments
Commercial Paper	–	28,871,404	–	28,871,404
U.S. Treasury Obligations	–	87,416,642	–	87,416,642
Repurchase Agreements	–	87,884,164	–	87,884,164
Total	$–	$3,643,577,853	$–	$3,643,577,853
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(224,755)	–	(224,755)
Futures Contracts
Assets	3,906,233	–	–	3,906,233
Liabilities	(722,361)	–	–	(722,361)
Total	$3,183,872	$(224,755)	$–	$2,959,117

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 112.64%

ASSET-BACKED SECURITIES 14.33%

Automobiles 5.17%
Avid Automobile Receivables Trust Series 2019-1 Class C†	3.14%	7/15/2026	$90,745	$90,601
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	950,000	872,011
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A Class A†	3.70%	9/20/2024	191,833	191,594
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	3,750,000	3,722,162
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%	6/16/2025	1,446,370	1,435,049
CarMax Auto Owner Trust Series 2023-1 Class C	5.19%	1/16/2029	3,975,000	3,897,548
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%	11/15/2029	3,550,000	3,483,527
Carmax Auto Owner Trust Series 2023-3 Class D	6.44%	12/16/2030	3,630,000	3,617,592
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	4,500,000	4,339,775
CPS Auto Receivables Trust Series 2020-B Class D†	4.75%	4/15/2026	91,813	91,559
CPS Auto Receivables Trust Series 2020-B Class E†	7.38%	6/15/2027	1,300,000	1,301,817
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	1,075,630	1,054,564
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	6,300,000	6,359,732
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	2,000,000	1,984,491
Flagship Credit Auto Trust Series 2019-3 Class E†	3.84%	12/15/2026	800,000	758,433
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	3,610,000	3,556,878
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	2,850,000	2,817,456
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%	7/15/2030	3,000,000	3,119,894
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%	6/15/2026	1,840,000	1,815,022

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%		12/15/2026	$1,000,000	$978,534
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%		7/15/2031	3,675,000	3,544,286
GM Financial Automobile Leasing Trust Series 2022-2 Class A2	2.93%		10/21/2024	538,045	535,692
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%		1/20/2027	3,475,000	3,443,557
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	3,450,000	3,411,720
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%		9/14/2027	1,026,000	995,497
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%		11/14/2028	1,487,000	1,396,365
Prestige Auto Receivables Trust Series 2021-1A Class E†	3.47%		3/15/2029	1,620,000	1,384,512
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	2,588,000	2,572,464
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	750,000	701,195
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%		11/15/2029	3,500,000	3,426,066
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%		10/16/2028	1,730,000	1,686,661
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%		11/15/2028	4,490,000	4,368,496
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	1,150,000	1,125,175
Tricolor Auto Securitization Trust Series 2021-1A Class E†	3.23%		9/15/2026	500,000	488,886
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	935,000	923,383
Total					75,492,194

Credit Card 0.44%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.12% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	5,275,000	5,225,468
Perimeter Master Note Business Trust Series 2019-2A Class C†	7.06%		5/15/2024	750,000	720,317
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	463,767
Total					6,409,552

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 8.39%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.828% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	$2,150,000	$2,128,635
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	4,400,000	4,303,044
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	3,165,000	3,146,308
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	1,000,000	940,482
Apidos CLO XII Series 2013-12A Class BR†	6.97% (3 mo. USD Term SOFR + 1.66%)	#	4/15/2031	2,090,000	2,053,262
Apidos CLO XXIV Series 2016-24A Class A1AL†	6.538% (3 mo. USD Term SOFR + 1.21%)	#	10/20/2030	2,780,000	2,763,616
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	708,151	625,230
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.639% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	4,500,000	4,441,050
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.161% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	4,548,000	4,514,004
Ares XLII CLO Ltd. Series 2017-42A Class BR†	7.107% (3 mo. USD Term SOFR + 1.76%)	#	1/22/2028	2,000,000	1,989,804
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	825,000	747,799
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	4,862,000	4,845,611
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR†	6.67% (3 mo. USD LIBOR + 1.10%)	#	10/17/2032	870,000	864,787
Bain Capital Credit CLO Ltd. Series 2021-1A Class A†	6.632% (3 mo. USD Term SOFR + 1.32%)	#	4/18/2034	2,150,000	2,117,048
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†(a)	Zero Coupon (3 mo. USD Term SOFR + 5.00%)	#	10/21/2036	3,170,000	3,170,000
Bain Capital Credit CLO Series 2018-2A Class A1†	6.662% (3 mo. USD Term SOFR + 1.34%)	#	7/19/2031	1,380,000	1,378,444
Ballyrock CLO Ltd. Series 2023-23A Class A1†	6.971% (3 mo. USD Term SOFR + 1.98%)	#	4/25/2036	2,950,000	2,961,039
Barings CLO Ltd. Series 2019-3A Class A1R†	6.658% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	500,000	497,750
Benefit Street Partners CLO XVII Ltd. Series 2019-17A Class AR†	6.65% (3 mo. USD Term SOFR + 1.34%)	#	7/15/2032	3,250,000	3,235,375

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.787% (3 mo. USD Term SOFR + 1.44%)	#	10/22/2030		$1,603,917	$1,600,219
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.732% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2034		2,010,000	1,988,800
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.753% (3 mo. USD Term SOFR + 1.44%)	#	1/14/2032		1,650,415	1,644,308
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.669% (3 mo. USD Term SOFR + 1.31%)	#	7/27/2031		2,028,298	2,021,764
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031		710,224	708,133
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031		870,000	865,170
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	7/17/2031		700,000	698,600
CIFC Funding V Ltd. Series 2014-5A Class A1R2†	6.77% (3 mo. USD Term SOFR + 1.46%)	#	10/17/2031		410,000	409,405
Fairstone Financial Issuance Trust I Series 2020-1A Class D†(b)	6.873%		10/20/2039	CAD	781,000	573,786
Galaxy XXVIII CLO Ltd. Series 2018-28A Class A2†	6.87% (3 mo. USD Term SOFR + 1.56%)	#	7/15/2031		$2,750,000	2,747,735
Generate CLO 2 Ltd. Series 2A Class AR†	6.757% (3 mo. USD Term SOFR + 1.41%)	#	1/22/2031		245,556	244,501
Jamestown CLO VI-R Ltd. Series 2018-6RA Class A1†	6.763% (3 mo. USD Term SOFR + 1.41%)	#	4/25/2030		352,163	351,358
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		3,000,000	2,687,923
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031		630,000	552,002
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032		1,500,000	1,464,040
Lendmark Funding Trust Series 2021-2A Class D†	4.46%		4/20/2032		725,000	554,617
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.772% (30 day USD SOFR Average + 1.55%)	#	1/17/2037		1,530,000	1,512,787
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.507% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029		3,694,430	3,680,815
Madison Park Funding XXI Ltd. Series 2016-21A Class AARR†	6.65% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2032		1,260,000	1,251,177

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XXXII Ltd. Series 2018-32A Class A1R†	6.607% (3 mo. USD Term SOFR + 1.26%)	#	1/22/2031	$1,480,000	$1,473,108
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.37% (3 mo. USD Term SOFR + 1.06%)	#	1/15/2028	1,182,991	1,182,117
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.888% (3 mo. USD Term SOFR + 1.56%)	#	4/20/2033	428,920	425,778
Mariner Finance Issuance Trust Series 2021-AA Class E†	5.40%		3/20/2036	550,000	453,938
Mariner Finance Issuance Trust Series 2021-BA Class E†	4.68%		11/20/2036	400,000	314,707	(c)
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	925,859	902,750
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	3,196,463	3,131,727
MF1 LLC Series 2022-FL9 Class A†	7.464% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	5,897,000	5,887,712
MF1 Ltd. Series 2022-FL8 Class A†	6.664% (1 mo. USD Term SOFR + 1.35%)	#	2/19/2037	1,900,000	1,868,579
Mountain View CLO LLC Series 2017-1A Class BR†	7.32% (3 mo. USD Term SOFR + 2.01%)	#	10/16/2029	250,000	248,882
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-35A Class A1†	6.922% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2033	1,728,000	1,722,232
OCP CLO Ltd. Series 2019-17A Class A1R†	6.628% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	2,800,000	2,782,424
Octagon Investment Partners XV Ltd. Series 2013-1A Class A1RR†	6.552% (3 mo. USD Term SOFR + 1.23%)	#	7/19/2030	1,855,789	1,851,509
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	64,313	63,513
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	1,700,000	1,534,259
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	240,731
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	10,767	10,340
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	1,674,000	1,626,787
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.968% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	1,500,000	1,502,170
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	7.65% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	3,339,881	3,337,810

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.741% (3 mo. USD Term SOFR + 1.36%)	#	5/20/2031	$948,324	$945,716
Romark CLO Ltd. Series 2017-1A Class A2R†	7.257% (3 mo. USD Term SOFR + 1.91%)	#	10/23/2030	830,000	825,014
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	402,000	393,667
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	2,252,000	2,055,808
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,465,808	4,021,405
Signal Peak CLO Ltd. Series 2020-8A Class A†	6.858% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2033	2,000,000	1,985,801
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	637,054	510,692
TCW CLO Ltd. Series 2022-1A Class A1†	6.686% (3 mo. USD Term SOFR + 1.34%)	#	4/22/2033	1,000,000	990,503
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2†	6.572% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	2,545,103	2,541,318
TICP CLO IX Ltd. Series 2017-9A Class A†	6.728% (3 mo. USD Term SOFR + 1.40%)	#	1/20/2031	1,462,570	1,459,693
TRTX Issuer Ltd. Series 2019-FL3 Class C†	7.528% (1 mo. USD Term SOFR + 2.21%)	#	10/15/2034	411,000	388,253
Upstart Securitization Trust Series 2021-2 Class B†	1.75%		6/20/2031	396,967	390,566
Voya CLO Ltd. Series 2017-4 Class A1†	6.70% (3 mo. USD Term SOFR + 1.39%)	#	10/15/2030	3,293,353	3,289,032
Total					122,638,969

Rec Vehicle Loan 0.33%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	1,030,025	1,020,281
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	3,828,000	3,776,888
Total					4,797,169
Total Asset-Backed Securities (cost $211,322,147)					209,337,884

CORPORATE BONDS 54.89%

Aerospace/Defense 0.89%
Bombardier, Inc. (Canada)†(d)	6.00%		2/15/2028	2,762,000	2,583,941
HEICO Corp.	5.35%		8/1/2033	2,117,000	2,099,647
L3Harris Technologies, Inc.	5.40%		7/31/2033	4,595,000	4,605,626
Spirit AeroSystems, Inc.†	9.375%		11/30/2029	1,038,000	1,083,013

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.	4.625%		1/15/2029	$1,421,000	$1,275,362
Triumph Group, Inc.†	9.00%		3/15/2028	1,284,000	1,294,291
Total					12,941,880

Agriculture 1.20%
BAT Capital Corp.	3.222%		8/15/2024	3,442,000	3,357,828
BAT Capital Corp.	6.343%		8/2/2030	4,000,000	4,027,585
Cargill, Inc. †	4.00%		6/22/2032	2,950,000	2,728,662
Philip Morris International, Inc.	5.625%		11/17/2029	3,500,000	3,540,571
Viterra Finance BV (Netherlands)†(d)	3.20%		4/21/2031	1,208,000	1,009,813
Viterra Finance BV (Netherlands)†(d)	4.90%		4/21/2027	3,013,000	2,917,974
Total					17,582,433

Airlines 0.47%
Allegiant Travel Co.†	7.25%		8/15/2027	1,581,000	1,549,072
American Airlines, Inc.†	7.25%		2/15/2028	1,234,000	1,213,421
Azul Secured Finance LLP†	11.93%		8/28/2028	655,000	650,840
British Airways Pass-Through Trust (United Kingdom)†(d)	4.25%		5/15/2034	650,583	600,512
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	949,000	879,061
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	7.875%		5/1/2027	2,147,000	1,945,214
Total					6,838,120

Auto Manufacturers 0.68%
Ford Motor Co.	3.25%		2/12/2032	2,163,000	1,690,403
Ford Motor Credit Co. LLC	7.35%		11/4/2027	3,034,000	3,090,492
Nissan Motor Acceptance Co. LLC†	1.125%		9/16/2024	5,475,000	5,180,517
Total					9,961,412

Auto Parts & Equipment 0.10%
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029	1,617,000	1,396,027

Banks 14.18%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	1,000,000	771,467
Akbank TAS (Turkey)(d)	6.80%		2/6/2026	1,300,000	1,275,781
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	6,164,000	5,262,771
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	6,000,000	4,910,906
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	497,000	477,870

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025	$2,752,000	$2,713,476
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	3,956,000	3,683,951
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,514,000	5,154,927
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030	1,601,000	1,536,901
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	3,000,000	2,882,047
BankUnited, Inc.	5.125%		6/11/2030	1,300,000	1,122,314
BNP Paribas SA (France)†(d)	2.219% (SOFR + 2.07%)	#	6/9/2026	4,192,000	3,918,468
BNP Paribas SA (France)†(d)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	1,500,000	1,358,979
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	2,000,000	1,677,329
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	4,150,000	3,921,957
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	5,539,000	5,104,032
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	394,000	388,845
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034	5,733,000	5,716,188
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025	3,212,000	3,101,546
Danske Bank AS (Denmark)†(d)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	5,247,000	5,165,209
Danske Bank AS (Denmark)†(d)	4.375%		6/12/2028	4,000,000	3,732,169
Danske Bank AS (Denmark)†(d)	5.375%		1/12/2024	7,000,000	6,974,537
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap Rate + 1.73%)	#	8/9/2028	1,475,000	1,360,966
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	2,652,000	2,539,793
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	2,450,000	1,937,286
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	4,081,000	3,959,448
HSBC Holdings PLC (United Kingdom)(d)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	2,305,000	2,276,723
Intesa Sanpaolo SpA (Italy)†(d)	6.625%		6/20/2033	4,863,000	4,803,293
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2032	4,000,000	3,275,703
JPMorgan Chase & Co.	2.739% (3 mo. USD Term SOFR + 1.51%)	#	10/15/2030	7,441,000	6,382,693
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	7,723,000	6,419,511
Lloyds Banking Group PLC (United Kingdom)(d)	3.90%		3/12/2024	2,901,000	2,869,408
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	2,336,000	2,125,790

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030	$2,196,000	$1,843,299
Macquarie Group Ltd. (Australia)†(d)	2.691% (SOFR + 1.44%)	#	6/23/2032	980,000	768,992
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	5,213,000	4,940,623
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	1,447,000	1,440,502
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,000,000	4,721,527
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	1,170,000	882,850
Morgan Stanley	4.00%		7/23/2025	959,000	930,819
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	1,303,000	1,246,453
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	11,289,000	10,726,706
National Australia Bank Ltd. (Australia)†(d)	3.933% (5 yr. CMT + 1.88%)	#	8/2/2034	1,425,000	1,233,167
NatWest Group PLC (United Kingdom)(d)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	5,419,000	5,359,253
NatWest Group PLC (United Kingdom)(d)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	6,000,000	5,954,132
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	2,604,000	2,682,099
Royal Bank of Canada (Canada)(d)	6.00%		11/1/2027	1,391,000	1,424,937
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	2,358,000	2,142,948
Toronto-Dominion Bank (Canada)(d)	4.456%		6/8/2032	4,661,000	4,344,532
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	1,373,000	1,274,190
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	1,849,000	1,687,603
UBS AG (Switzerland)(d)	5.125%		5/15/2024	3,045,000	3,009,486
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,000,000	7,038,705
UBS Group AG (Switzerland)†(d)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033	4,312,000	3,398,695
UBS Group AG (Switzerland)†(d)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	11,509,000	11,466,495
UBS Group AG (Switzerland)†(d)	6.442% (SOFR + 3.70%)	#	8/11/2028	5,490,000	5,593,642
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	2,358,000	2,218,741
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	3,000,000	2,671,069

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	$2,457,000	$2,070,042
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	5,000,000	4,872,056
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,255,000	2,246,435
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	215,000	170,575
Total					207,162,857

Beverages 0.58%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,000,000	5,850,801
Constellation Brands, Inc.	3.15%		8/1/2029	2,964,000	2,650,577
Total					8,501,378

Biotechnology 0.38%
Amgen, Inc.	5.25%		3/2/2030	5,305,000	5,315,063
Baxalta, Inc.	4.00%		6/23/2025	311,000	302,508
Total					5,617,571

Building Materials 0.39%
Eco Material Technologies, Inc.†	7.875%		1/31/2027	1,119,000	1,092,166
Emerald Debt Merger Sub LLC†	6.625%		12/15/2030	1,368,000	1,348,397
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	2,140,000	2,056,925
Standard Industries, Inc.†	4.375%		7/15/2030	1,324,000	1,136,263
Total					5,633,751

Chemicals 0.67%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	1,487,000	1,332,694
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	4,782,000	4,283,786
OCP SA (Malaysia)†(d)	3.75%		6/23/2031	2,230,000	1,845,912
Rain Carbon, Inc.†	12.25%		9/1/2029	2,232,000	2,305,053
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	57,000	56,108
Total					9,823,553

Coal 0.15%
SunCoke Energy, Inc.†	4.875%		6/30/2029	2,650,000	2,257,454

Commercial Services 0.52%
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.00%		7/30/2027	2,900,000	2,420,961
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(d)	4.625%		6/1/2028	2,575,000	2,179,261

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028	$1,325,000	$1,316,482
JSW Infrastructure Ltd. (India)(d)	4.95%	1/21/2029	1,874,000	1,637,442
Total				7,554,146

Computers 0.66%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	4,113,000	3,738,408
Leidos, Inc.	5.75%	3/15/2033	3,641,000	3,620,662
McAfee Corp.†	7.375%	2/15/2030	2,522,000	2,208,800
Total				9,567,870

Cosmetics/Personal Care 0.15%
Haleon U.S. Capital LLC	3.625%	3/24/2032	2,540,000	2,257,412

Diversified Financial Services 3.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	1.75%	10/29/2024	3,000,000	2,852,474
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	1,050,000	1,044,967
Aircastle Ltd.†	2.85%	1/26/2028	3,169,000	2,731,197
Aviation Capital Group LLC†	1.95%	1/30/2026	315,000	284,320
Aviation Capital Group LLC†	5.50%	12/15/2024	4,000,000	3,941,598
Aviation Capital Group LLC†	6.375%	7/15/2030	3,178,000	3,153,469
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%	2/21/2026	2,000,000	1,798,826
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.95%	7/1/2024	500,000	487,929
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	11,371,000	10,731,741
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	5,596,000	5,526,666
LPL Holdings, Inc.†	4.00%	3/15/2029	6,002,000	5,341,707
Navient Corp.	5.50%	3/15/2029	1,850,000	1,583,609
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	2,196,000	2,080,663
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	303,000	240,403
OneMain Finance Corp.	6.625%	1/15/2028	2,354,000	2,203,615
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	382,000	379,539
Total				44,382,723

Electric 4.95%
AEP Texas, Inc.	5.40%	6/1/2033	1,516,000	1,500,320
American Transmission Systems, Inc.†	2.65%	1/15/2032	4,000,000	3,280,247
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%	8/1/2028	772,000	730,361

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
Calpine Corp.†	5.125%		3/15/2028		$2,252,000	$2,053,779
Constellation Energy Generation LLC	5.80%		3/1/2033		5,500,000	5,606,949
Constellation Energy Generation LLC	6.25%		10/1/2039		2,500,000	2,536,003
Duke Energy Corp.	4.50%		8/15/2032		5,713,000	5,320,019
Duke Energy Indiana LLC	5.40%		4/1/2053		3,000,000	2,920,878
Electricite de France SA (France)†(d)	6.25%		5/23/2033		5,000,000	5,149,510
Entergy Corp.	0.90%		9/15/2025		2,675,000	2,432,089
Eskom Holdings SOC Ltd. (South Africa)†(d)	7.125%		2/11/2025		1,100,000	1,087,283
Indiana Michigan Power Co.	5.625%		4/1/2053		1,317,000	1,329,891
Indianapolis Power & Light Co.†	5.65%		12/1/2032		3,849,000	3,874,384
IPALCO Enterprises, Inc.	4.25%		5/1/2030		6,640,000	5,983,914
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030		3,330,000	3,017,683
National Grid PLC (United Kingdom)(d)	5.809%		6/12/2033		3,995,000	4,005,677
NRG Energy, Inc.†	4.45%		6/15/2029		3,250,000	2,890,487
Oglethorpe Power Corp.	5.95%		11/1/2039		2,000,000	1,981,879
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		3,311,000	3,313,574
Palomino Funding Trust I†	7.233%		5/17/2028		3,939,000	3,992,447
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(d)	3.00%		6/30/2030		2,575,000	2,181,594
Southern Co.	4.475%	(e)	8/1/2024		4,523,000	4,462,653
Talen Energy Supply LLC†	8.625%		6/1/2030		2,524,000	2,630,687
Total						72,282,308

Electronics 0.35%
Honeywell International, Inc.(b)	4.125%		11/2/2034	EUR	1,455,000	1,578,445
Trimble, Inc.	6.10%		3/15/2033		$3,500,000	3,536,529
Total						5,114,974

Energy-Alternate Sources 0.12%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(d)	5.625%		11/8/2028		2,000,000	1,754,600

Engineering & Construction 0.58%
Cellnex Finance Co. SA (Spain)†(d)	3.875%		7/7/2041		500,000	356,973
Fluor Corp.	4.25%		9/15/2028		1,015,000	947,452
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		6,000,000	5,941,090
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		1,421,000	1,257,727
Total						8,503,242

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.35%
Caesars Entertainment, Inc.†	4.625%	10/15/2029	$1,525,000	$1,336,255
Cinemark USA, Inc.†	5.875%	3/15/2026	1,303,000	1,252,069
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	1,733,000	1,572,108
Penn Entertainment, Inc.†	4.125%	7/1/2029	1,089,000	891,597
Total				5,052,029

Environmental Control 0.09%
Madison IAQ LLC†	5.875%	6/30/2029	1,617,000	1,362,967

Food 0.20%
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030	431,000	379,436
NBM U.S. Holdings, Inc.	7.00%	5/14/2026	1,400,000	1,382,048
Post Holdings, Inc.†	4.625%	4/15/2030	1,250,000	1,108,604
Total				2,870,088

Gas 1.26%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,585,566
CenterPoint Energy Resources Corp.	5.40%	3/1/2033	2,822,000	2,825,540
East Ohio Gas Co.†	1.30%	6/15/2025	2,649,000	2,451,795
National Fuel Gas Co.	3.95%	9/15/2027	3,036,000	2,817,577
National Fuel Gas Co.	5.50%	1/15/2026	1,308,000	1,296,769
NiSource, Inc.	2.95%	9/1/2029	3,977,000	3,503,911
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	1,933,786
Total				18,414,944

Hand/Machine Tools 0.34%
Regal Rexnord Corp.†	6.05%	2/15/2026	5,000,000	4,976,863

Health Care-Products 0.33%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	4,744,000	4,803,110

Health Care-Services 2.35%
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	1,459,000	1,363,749
Centene Corp.	2.45%	7/15/2028	2,700,000	2,314,610
Centene Corp.	3.375%	2/15/2030	8,000,000	6,853,973
Centene Corp.	4.25%	12/15/2027	962,000	900,805
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027	2,033,000	1,791,173
DaVita, Inc.†	4.625%	6/1/2030	1,647,000	1,414,202
Elevance Health, Inc.	2.25%	5/15/2030	2,750,000	2,299,288
Elevance Health, Inc.	5.50%	10/15/2032	2,250,000	2,295,923
HCA, Inc.	5.50%	6/1/2033	5,205,000	5,115,339

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Humana, Inc.	1.35%	2/3/2027	$2,892,000	$2,544,911
Humana, Inc.	5.875%	3/1/2033	5,000,000	5,178,849
Molina Healthcare, Inc.†	3.875%	11/15/2030	537,000	458,684
Tenet Healthcare Corp.	6.125%	10/1/2028	1,875,000	1,807,678
Total				34,339,184

Holding Companies-Diversified 0.09%
Benteler International AG (Austria)†(d)	10.50%	5/15/2028	1,349,000	1,360,075

Insurance 1.49%
Assurant, Inc.	2.65%	1/15/2032	515,000	388,842
Assurant, Inc.	3.70%	2/22/2030	312,000	269,382
F&G Global Funding†	5.15%	7/7/2025	1,250,000	1,216,010
GA Global Funding Trust†	3.85%	4/11/2025	4,577,000	4,408,843
Jackson National Life Global Funding†	5.50%	1/9/2026	5,281,000	5,187,045
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%	3/15/2030	2,038,000	2,082,306
Metropolitan Life Global Funding I†	4.05%	8/25/2025	558,000	541,137
Metropolitan Life Global Funding I†	5.15%	3/28/2033	3,672,000	3,593,276
New York Life Global Funding†	4.55%	1/28/2033	3,753,000	3,560,016
Protective Life Corp.	8.45%	10/15/2039	393,000	464,363
Total				21,711,220

Internet 1.07%
Amazon.com, Inc.	4.70%	12/1/2032	3,024,000	3,006,587
EquipmentShare.com, Inc.†	9.00%	5/15/2028	1,400,000	1,391,251
Gen Digital, Inc.†	7.125%	9/30/2030	1,231,000	1,240,663
Netflix, Inc.	5.875%	11/15/2028	2,924,000	3,013,127
Netflix, Inc.	6.375%	5/15/2029	2,559,000	2,693,977
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%	4/30/2027	1,490,000	1,312,211
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	3,370,000	3,028,477
Total				15,686,293

Iron-Steel 0.10%
U.S. Steel Corp.	6.875%	3/1/2029	1,431,000	1,426,779

Leisure Time 0.40%
Carnival Corp.†	6.00%	5/1/2029	1,562,000	1,411,699
Lindblad Expeditions Holdings, Inc.†	9.00%	5/15/2028	1,307,000	1,344,197

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time (continued)
NCL Corp. Ltd.†	5.875%	2/15/2027	$1,289,000	$1,250,263
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	1,992,000	1,876,296
Total				5,882,455

Lodging 0.02%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	364,000	339,907

Machinery-Diversified 0.46%
Chart Industries, Inc.†	9.50%	1/1/2031	1,497,000	1,613,279
nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	5,416,000	5,127,351
Total				6,740,630

Media 0.50%
DISH Network Corp.†	11.75%	11/15/2027	1,393,000	1,414,649
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	2,881,382
Gray Escrow II, Inc.†	5.375%	11/15/2031	2,422,000	1,693,093
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	1,600,000	1,305,849
Total				7,294,973

Mining 0.75%
Anglo American Capital PLC (United Kingdom)†(d)	4.00%	9/11/2027	1,550,000	1,464,232
Antofagasta PLC (Chile)(d)	5.625%	5/13/2032	400,000	390,627
Corp. Nacional del Cobre de Chile (Chile)†(d)	5.125%	2/2/2033	1,745,000	1,677,816
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	2,438,000	2,045,092
Glencore Funding LLC†	4.875%	3/12/2029	2,283,000	2,215,167
Hecla Mining Co.	7.25%	2/15/2028	2,021,000	1,987,441
Novelis Corp.†	3.875%	8/15/2031	1,414,000	1,172,011
Total				10,952,386

Miscellaneous Manufacturing 0.18%
Calderys Financing LLC (France)†(d)	11.25%	6/1/2028	1,312,000	1,346,391
LSB Industries, Inc.†	6.25%	10/15/2028	1,351,000	1,236,775
Total				2,583,166

Oil & Gas 5.05%
Antero Resources Corp.†	5.375%	3/1/2030	2,334,000	2,184,677
Apache Corp.	4.25%	1/15/2030	3,561,000	3,248,760
Baytex Energy Corp. (Canada)†(d)	8.75%	4/1/2027	1,628,000	1,667,759
Callon Petroleum Co.†	8.00%	8/1/2028	1,264,000	1,282,978
Civitas Resources, Inc.†	8.375%	7/1/2028	1,644,000	1,695,375
Comstock Resources, Inc.†	6.75%	3/1/2029	1,174,000	1,099,541

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.†	5.75%	1/15/2031	$9,300,000	$8,894,454
Crescent Energy Finance LLC†	9.25%	2/15/2028	2,794,000	2,860,693
Diamondback Energy, Inc.	3.125%	3/24/2031	1,500,000	1,290,745
Diamondback Energy, Inc.	3.50%	12/1/2029	4,559,000	4,127,499
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	1,556,000	1,589,602
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	1,346,000	1,373,940
EQT Corp.	7.00%	2/1/2030	6,000,000	6,283,869
Gulfport Energy Corp.†	8.00%	5/17/2026	1,253,517	1,274,125
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	1,193,000	1,107,820
Occidental Petroleum Corp.	6.45%	9/15/2036	1,200,000	1,228,284
Occidental Petroleum Corp.	6.625%	9/1/2030	2,494,000	2,577,222
OQ SAOC (Oman)†(d)	5.125%	5/6/2028	2,800,000	2,681,680
Ovintiv, Inc.	6.50%	2/1/2038	3,000,000	2,950,575
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	3,152,000	2,907,255
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	2,267,000	2,146,417
PDC Energy, Inc.	5.75%	5/15/2026	2,750,000	2,744,844
Permian Resources Operating LLC†	7.75%	2/15/2026	1,160,000	1,172,811
Petroleos Mexicanos (Mexico)(d)	4.625%	9/21/2023	3,518,000	3,508,136
Petroleos Mexicanos (Mexico)(d)	6.70%	2/16/2032	4,377,000	3,312,998
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	1,795,000	1,708,107
Rockcliff Energy II LLC†	5.50%	10/15/2029	1,254,000	1,157,260
Transocean, Inc.†	8.00%	2/1/2027	2,209,000	2,157,122
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	2,925,000	2,772,182
Vital Energy, Inc.	9.50%	1/15/2025	765,000	769,613
Total				73,776,343

Oil & Gas Services 0.24%
Enerflex Ltd. (Canada)†(d)	9.00%	10/15/2027	1,331,000	1,325,317
NOV, Inc.	3.60%	12/1/2029	2,450,000	2,198,509
Total				3,523,826

Packaging & Containers 0.26%
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	1,350,000	1,330,621
Owens-Brockway Glass Container, Inc.†	6.625%	5/13/2027	1,120,000	1,108,106
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.†	4.375%	10/15/2028	1,564,000	1,389,469
Total				3,828,196

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 2.36%
180 Medical, Inc.†	3.875%	10/15/2029	$866,000	$753,905
AbbVie, Inc.	3.20%	11/21/2029	5,941,000	5,358,506
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	4,694,000	4,547,751
BellRing Brands, Inc.†	7.00%	3/15/2030	1,124,000	1,125,513
Cigna Group	2.40%	3/15/2030	5,376,000	4,528,169
Cigna Group	4.375%	10/15/2028	292,000	281,367
CVS Health Corp.	1.75%	8/21/2030	1,745,000	1,384,527
CVS Health Corp.	3.25%	8/15/2029	6,050,000	5,411,075
CVS Health Corp.	5.05%	3/25/2048	3,050,000	2,676,958
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027	3,050,000	3,118,714
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(d)	4.75%	5/19/2033	5,295,000	5,213,264
Total				34,399,749

Pipelines 1.42%
Cheniere Energy Partners LP	3.25%	1/31/2032	1,700,000	1,406,597
CNX Midstream Partners LP†	4.75%	4/15/2030	1,896,000	1,638,266
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	2,026,000	1,978,084
EIG Pearl Holdings Sarl (Luxembourg)†(d)	3.545%	8/31/2036	3,600,000	2,999,844
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)(d)	2.16%	3/31/2034	3,770,175	3,174,344
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	1,129,000	1,111,002
NGPL PipeCo LLC†	3.25%	7/15/2031	600,000	492,736
NGPL PipeCo LLC†	4.875%	8/15/2027	3,500,000	3,355,040
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,912,000	1,906,778
Venture Global LNG, Inc.†	8.375%	6/1/2031	2,658,000	2,683,620
Total				20,746,311

REITS 1.45%
American Tower Corp.	2.95%	1/15/2025	1,912,000	1,839,341
American Tower Corp.	3.80%	8/15/2029	4,976,000	4,530,072
American Tower Corp.	5.55%	7/15/2033	3,000,000	2,972,224
Crown Castle, Inc.	2.10%	4/1/2031	3,000,000	2,368,315
Crown Castle, Inc.	3.30%	7/1/2030	4,627,000	4,020,519
EPR Properties	4.95%	4/15/2028	701,000	628,701
Trust Fibra Uno (Mexico)(d)	5.25%	1/30/2026	2,000,000	1,934,559
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	2,831,000	2,811,551
Total				21,105,282

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.55%
7-Eleven, Inc.†	0.80%	2/10/2024	$1,620,000	$1,583,589
Asbury Automotive Group, Inc.†	5.00%	2/15/2032	1,125,000	966,135
Bayer Corp.†	6.65%	2/15/2028	1,527,000	1,584,308
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	1,236,000	1,290,026
Gap, Inc.†	3.875%	10/1/2031	1,865,000	1,353,160
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	1,377,000	1,246,021
Total				8,023,239

Semiconductors 0.15%
Broadcom, Inc.†	4.15%	4/15/2032	2,413,000	2,162,315

Software 1.38%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	1,569,000	1,364,090
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,440,000	2,184,665
MSCI, Inc.†	3.625%	11/1/2031	5,500,000	4,669,961
Oracle Corp.	2.875%	3/25/2031	3,491,000	2,951,507
Oracle Corp.	6.25%	11/9/2032	4,500,000	4,711,608
ROBLOX Corp.†	3.875%	5/1/2030	1,484,000	1,225,641
Workday, Inc.	3.80%	4/1/2032	3,500,000	3,108,356
Total				20,215,828

Telecommunications 1.89%
Altice France SA (France)†(d)	8.125%	2/1/2027	1,525,000	1,290,211
AT&T, Inc.	4.30%	2/15/2030	6,709,000	6,257,737
Frontier Communications Holdings LLC†	5.00%	5/1/2028	2,962,000	2,540,785
Lumen Technologies, Inc.†	4.00%	2/15/2027	1,804,000	1,138,622
Sprint Capital Corp.	6.875%	11/15/2028	2,226,000	2,353,643
Sprint Capital Corp.	8.75%	3/15/2032	4,500,000	5,367,420
T-Mobile USA, Inc.	3.50%	4/15/2025	814,000	787,369
T-Mobile USA, Inc.	3.875%	4/15/2030	8,600,000	7,852,681
Total				27,588,468

Trucking & Leasing 0.10%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	1,514,000	1,407,770
Total Corporate Bonds (cost $816,020,368)				801,708,107

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(f) 0.75%

Airlines 0.06%
Mileage Plus Holdings LLC 2020 Term Loan B	10.764% (3 mo. USD LIBOR + 5.25%)	6/21/2027	$888,889	$927,778

Entertainment 0.08%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(d)	7.754% (3 mo. USD Term SOFR + 2.25%)	7/21/2026	1,206,121	1,207,423

Financial 0.02%
LPL Holdings, Inc. 2019 Term Loan B1	7.168% (1 mo. USD Term SOFAR + 1.75%)	11/12/2026	318,973	319,731

Lodging 0.21%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.165% (1 mo. USD Term SOFR + 1.75%)	6/22/2026	3,000,000	3,001,725

Media 0.30%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/30/2025	3,305,923	3,310,816
Charter Communications Operating LLC 2019 Term Loan B2	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	2/1/2027	1,064,470	1,061,016
Total				4,371,832

Utilities 0.08%
Vistra Operations Co. LLC 1st Lien Term Loan B3	7.196% (1 mo. USD Term SOFR + 1.75%)	12/31/2025	1,093,769	1,094,054
Total Floating Rate Loans (cost $10,913,688)				10,922,543

FOREIGN GOVERNMENT OBLIGATIONS(d) 3.91%

Bahrain 0.19%
Bahrain Government International Bonds†	6.75%	9/20/2029	2,710,000	2,713,526

Canada 1.41%
CDP Financial, Inc.†	4.25%	7/25/2028	7,792,000	7,665,169
Province of Quebec	3.625%	4/13/2028	13,441,000	12,923,568
Total				20,588,737

Costa Rica 0.18%
Costa Rica Government International Bonds†	6.55%	4/3/2034	2,640,000	2,665,813

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Japan 0.29%
Japan Bank for International Cooperation	4.625%		7/19/2028	$4,274,000	$4,265,656

Mexico 0.28%
Mexico Government International Bonds	4.875%		5/19/2033	4,260,000	4,043,834

Panama 0.27%
Panama Government International Bonds	2.252%		9/29/2032	5,230,000	3,982,039

Senegal 0.14%
Senegal Government International Bonds†	6.25%		5/23/2033	2,460,000	2,017,456

South Africa 0.15%
Republic of South Africa Government International Bonds	5.875%		4/20/2032	2,480,000	2,199,227

Sweden 0.91%
Svensk Exportkredit AB	4.125%		6/14/2028	4,337,000	4,261,968
Svensk Exportkredit AB	4.625%		11/28/2025	9,140,000	9,068,887
Total					13,330,855

Turkey 0.09%
Turkiye Ihracat Kredi Bankasi AS†	9.375%		1/31/2026	1,300,000	1,331,556
Total Foreign Government Obligations (cost $57,860,457)					57,138,699

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.33%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2	3.123%	#(g)	8/25/2032	2,769,000	2,431,133
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	2,865,000	2,414,897
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	4,372	3,795
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,955,911)					4,849,825

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.49%
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 7/1/2051	6,946,308	5,813,623
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	845,350	772,996
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,171,018	2,074,397
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	4,741,779	4,635,356
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	3,640,416	2,917,116

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	2.50%	1/1/2051 - 5/1/2052	$16,428,628	$13,782,623
Federal National Mortgage Association	3.00%	12/1/2048 - 1/1/2051	1,657,625	1,454,644
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	9,521,402	8,616,430
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	3,305,324	3,082,639
Federal National Mortgage Association	5.00%	7/1/2052 - 8/1/2052	3,380,640	3,307,862
Government National Mortgage Association(h)	3.00%	TBA	15,617,000	13,746,010
Government National Mortgage Association(h)	4.00%	TBA	2,427,000	2,263,211
Government National Mortgage Association(h)	4.50%	TBA	7,586,000	7,230,445
Government National Mortgage Association(h)	5.00%	TBA	41,124,000	40,017,157
Government National Mortgage Association(h)	5.50%	TBA	40,528,000	40,119,554
Government National Mortgage Association(h)	6.00%	TBA	44,192,000	44,305,077
Government National Mortgage Association(h)	6.50%	TBA	14,619,000	14,795,192
Uniform Mortgage-Backed Security(h)	2.00%	TBA	2,279,000	1,817,413
Uniform Mortgage-Backed Security(h)	2.50%	TBA	7,849,000	6,512,524
Uniform Mortgage-Backed Security(h)	3.00%	TBA	10,549,000	9,100,573
Uniform Mortgage-Backed Security(h)	3.50%	TBA	6,901,000	6,177,743
Uniform Mortgage-Backed Security(h)	4.00%	TBA	6,488,000	5,995,318
Uniform Mortgage-Backed Security(h)	4.50%	TBA	4,007,000	3,801,954
Uniform Mortgage-Backed Security(h)	6.00%	TBA	7,693,000	7,710,129
Uniform Mortgage-Backed Security(h)	5.00%	TBA	27,318,000	26,656,700
Uniform Mortgage-Backed Security(h)	5.50%	TBA	27,191,000	27,006,594
Uniform Mortgage-Backed Security(h)	6.50%	TBA	9,929,000	10,078,711
Total Government Sponsored Enterprises Pass-Throughs (cost $314,673,288)				313,791,991

MUNICIPAL BONDS 0.43%

Government 0.32%
State of Illinois GO	5.10%	6/1/2033	4,760,000	4,623,357

Natural Gas 0.11%
Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/2035	1,689,000	1,687,003
Total Municipal Bonds (cost $6,363,641)				6,310,360

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.47%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(g)	12/25/2059	$20,975	$19,655
Angel Oak Mortgage Trust Series 2023-3 Class A1†	4.80%	(e)	9/26/2067	2,276,637	2,187,084
Bank Series 2022-BNK44 Class A5	5.937%	#(g)	11/15/2055	4,400,000	4,502,128
BBCMS Mortgage Trust Series 2018-TALL Class E†	7.945% (1 mo. USD Term SOFR + 2.63%)	#	3/15/2037	64,000	35,749
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.381% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	311,000	251,492
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.735% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	87,000	63,403
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.035% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034	350,000	220,323
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.858% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	3,384,409	3,327,912
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,356,000	2,372,092
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(g)	3/25/2060	987,478	921,650
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.275% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	2,250,000	2,210,925
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.113% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	2,345,790	2,291,790
CF Trust Series 2019-BOSS Class A1†	8.608% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	222,000	211,576
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	88,690
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class D†	2.85%		2/10/2049	485,000	188,513
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(g)	11/27/2051	2,447,031	2,027,438
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	2,170,000	2,074,263
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(g)	7/10/2048	1,994,000	1,867,280
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.868%	#(g)	8/10/2047	835,000	592,900
Commercial Mortgage Pass-Through Certificates Series 2014-UBS6 Class A5	3.644%		12/10/2047	4,400,000	4,232,036
Commercial Mortgage Pass-Through Certificates Series 2014-UBS6 Class B	4.349%	#(g)	12/10/2047	50,000	44,128

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class D†	4.438%	#(g)	2/10/2048		$707,000	$541,493
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class C	4.424%	#(g)	7/10/2050		10,000	8,800
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(e)	4/25/2065		19,043	18,833
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(e)	5/25/2065		263,248	237,381
CS Master Trust Series 2021-BLUF Class A†	9.608% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023	(i)	200,000	192,542	(c)
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS	3.321%		12/15/2052		214,129	180,432
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(g)	2/25/2050		69,100	64,020
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(g)	8/25/2066		2,477,989	2,064,368
Ellington Financial Mortgage Trust Series 2020-2 Class A1†	1.178%	#(g)	10/25/2065		41,160	37,017
Ellington Financial Mortgage Trust Series 2023-1 Class A1†	5.732%	(e)	2/25/2068		2,903,804	2,869,497
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1B†	8.546% (30 day USD SOFR Average + 3.25%)	#	4/25/2043		2,450,000	2,498,217
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	6.138% (30 day USD SOFR Average + 0.85%)	#	9/25/2041		1,302,884	1,282,460
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA4 Class M1†	6.238% (30 day USD SOFR Average + 0.95%)	#	12/25/2041		612,532	600,636
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA2 Class M1B†	7.688% (30 day USD SOFR Average + 2.40%)	#	2/25/2042		1,800,000	1,795,079
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA1 Class M1B†	8.788% (30 day USD SOFR Average + 3.50%)	#	3/25/2042		2,639,000	2,720,720
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.588% (30 day USD SOFR Average + 2.30%)	#	8/25/2042		4,041,394	4,094,238
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R02 Class 1M2†	8.638% (30 day USD SOFR Average + 3.35%)	#	1/25/2043		850,000	871,790

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.596% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	$4,587,939	$4,662,680
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.846% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	1,900,000	1,973,797
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.502% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	1,167,626	1,203,656
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05 Class 2M1†	7.188% (30 day USD SOFR Average + 1.90%)	#	4/25/2042	1,807,134	1,812,749
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1†	8.038% (30 day USD SOFR Average + 2.75%)	#	5/25/2042	2,044,880	2,092,588
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.838% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	2,422,820	2,470,371
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.696% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	2,513,171	2,552,425
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.588% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	2,929,258	2,967,866
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.788% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	3,793,979	3,835,707
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(g)	6/1/2051	4,910,961	3,899,766
Freddie Mac STACR REMIC Trust Series 2022-HQA1 Class M1A†	7.388% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	1,672,886	1,686,262
Great Wolf Trust Series 2019-WOLF Class A†	6.459% (1 mo. USD Term SOFR + 1.15%)	#	12/15/2036	512,000	510,073
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.558% (1 mo. USD Term SOFR + 1.25%)	#	7/15/2035	99,828	79,138
GS Mortgage Securities Corp. Trust Series 2019-70P Class XCP†	Zero Coupon	#(g)	10/15/2036	86,776,000	1,623
GS Mortgage Securities Corp. Trust Series 2019-SMP Class XCP†	Zero Coupon	#(g)	8/15/2032	36,803,000	784
GS Mortgage Securities Corp. Trust Series 2022-ECI Class A†	7.505% (1 mo. USD Term SOFR + 2.19%)	#	8/15/2039	630,000	631,757
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.402% (1 mo. USD Term SOFR + 2.09%)	#	3/15/2028	2,500,000	2,482,032

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2014-GC26 Class C	4.662%	#(g)	11/10/2047	$50,000	$37,453
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	2,041,390	1,621,056
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(g)	2/25/2053	1,791,798	1,539,358
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(g)	6/10/2027	100,000	2,153
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.628% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	10,000	9,701
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class B†	6.958% (1 mo. USD Term SOFR + 1.65%)	#	11/15/2035	10,000	9,309
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class A†	7.175% (1 mo. USD Term SOFR + 1.86%)	#	9/15/2029	183,552	183,117	(c)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class B†	8.075% (1 mo. USD Term SOFR + 2.76%)	#	9/15/2029	325,000	323,841	(c)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class C†	8.775% (1 mo. USD Term SOFR + 3.46%)	#	9/15/2029	325,000	323,245	(c)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class D†	9.775% (1 mo. USD Term SOFR + 4.46%)	#	9/15/2029	325,000	322,646	(c)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class E†	10.775% (1 mo. USD Term SOFR + 5.46%)	#	9/15/2029	325,000	323,871	(c)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	7.925% (1 mo. USD Term SOFR + 2.61%)	#	12/15/2036	1,000,000	465,370
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(g)	12/25/2051	3,791,644	3,010,922
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(g)	8/25/2051	5,939,783	4,716,747
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	1,872,124	1,555,773
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(g)	10/25/2052	2,736,757	2,253,854

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.717% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	$2,200,000	$2,174,120
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class A†	3.917%	#(g)	11/15/2032	50,000	45,534
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class B†	3.917%	#(g)	11/15/2032	50,000	43,295
Prima Capital CRE Securitization Ltd. Series 2019-RK1 Class AG†	4.00%		4/15/2038	164,588	141,240
Prima Capital CRE Securitization Ltd. Series 2019-RK1 Class AT†	4.45%		4/15/2038	100,000	77,819	(c)
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.946% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	1,247,903	1,238,544
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	339,862	319,819
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(g)	1/26/2060	13,222	12,573
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†	0.456%	#(g)	2/15/2041	1,217,000	20,060
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.311% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	1,460,000	1,429,803
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	5,014	4,661
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(e)	1/25/2060	41,184	39,553
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(e)	5/25/2065	1,168,962	1,075,699
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(e)	5/25/2065	241,743	222,146
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(g)	9/25/2066	2,089,405	1,696,219
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(g)	11/25/2066	1,198,752	1,009,704
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(g)	4/25/2065	106,041	96,403
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class AS	3.785%	#(g)	11/15/2050	146,000	130,779
Total Non-Agency Commercial Mortgage-Backed Securities (cost $111,460,499)					109,148,211

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 9.04%
U.S. Treasury Bonds	1.125%	8/15/2040	$33,576,000	$20,628,255
U.S. Treasury Bonds	2.25%	5/15/2041	4,904,000	3,615,551
U.S. Treasury Bonds	3.625%	5/15/2053	27,519,000	24,825,148
U.S. Treasury Bonds	4.375%	8/15/2043	46,029,000	45,913,928
U.S. Treasury Notes	4.625%	6/30/2025	9,894,000	9,839,892
U.S. Treasury Notes	5.00%	8/31/2025	27,167,000	27,245,529
Total U.S. Treasury Obligations (cost $133,070,575)				132,068,303
Total Long-Term Investments (cost $1,666,640,574)				1,645,275,923

SHORT-TERM INVESTMENTS 4.84%

U.S. TREASURY OBLIGATIONS 2.04%
U.S. Treasury Bills	Zero Coupon	11/24/2023	8,326,000	8,222,886
U.S. Treasury Bills	Zero Coupon	12/5/2023	21,938,000	21,631,679
Total U.S. Treasury Obligations (cost $29,856,287)				29,854,565

REPURCHASE AGREEMENTS 2.80%
Repurchase Agreement dated 8/31/2023, 5.280% due 9/1/2023 with Barclays Bank PLC collateralized by $30,769,000 of U.S. Treasury Note at 4.125% due 8/31/2030; value: $30,599,771; proceeds: $30,004,175 (cost $29,999,775)			29,999,775	29,999,775
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $11,405,900 of U.S. Treasury Note at 3.500% due 9/15/2025; value: $11,101,594; proceeds: $10,884,744 (cost $10,883,898)			10,883,898	10,883,898
Total Repurchase Agreements (cost $40,883,673)				40,883,673
Total Short-Term Investments (cost $70,739,960)				70,738,238
Total Investments in Securities 117.48% (cost $1,737,380,534)				1,716,014,161
Other Assets and Liabilities – Net(j) (17.48)%				(255,356,248)
Net Assets 100.00%				$1,460,657,913

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $629,530,761, which represents 43.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Securities purchased on a when-issued basis.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Maturity date has passed. As of August 31, 2023, an extension is available to June 15, 2024.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at August 31, 2023(1):

Referenced Indexes	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.40(4)(5)	Goldman Sachs	5.00%	6/20/2028	$28,468,000	$337,571	$466,725	$804,296

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $466,725. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Forward Foreign Currency Exchange Contracts at August 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	11/20/2023	762,000	$580,384	$564,572	$15,812

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	9/13/2023	1,192,000	$1,303,250	$1,293,026	$(10,224)
Euro	Buy	Morgan Stanley	9/13/2023	1,448,000	1,593,208	1,570,723	(22,485)
Euro	Buy	State Street Bank and Trust	9/13/2023	2,295,000	2,512,736	2,489,509	(23,227)
Euro	Sell	Morgan Stanley	9/13/2023	6,476,000	6,995,505	7,024,863	(29,358)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(85,294)

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2023	141	Long		$15,518,645		$15,655,406	$136,761
U.S. 2-Year Treasury Note	December 2023	1,553	Long		315,527,406		316,508,681	981,275
U.S. Long Bond	December 2023	303	Long		36,339,208		36,871,313	532,105
U.S. Ultra Treasury Bond	December 2023	613	Long		77,478,848		79,364,344	1,885,496
Total Unrealized Appreciation on Futures Contracts								$3,535,637

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bund	December 2023	12	Short	EUR	(1,577,263)	EUR	(1,591,560)	$(15,503)
U.S. 10-Year Ultra Treasury Bond	December 2023	635	Short		$(72,783,473)		$(73,729,453)	(945,980)
U.S. 5-Year Treasury Note	December 2023	1,195	Short		(127,064,450)		(127,771,641)	(707,191)
Total Unrealized Depreciation on Futures Contracts								$(1,668,674)

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$122,324,262	$314,707	$122,638,969
Remaining Industries	–	86,698,915	–	86,698,915
Corporate Bonds	–	801,708,107	–	801,708,107
Floating Rate Loans	–	10,922,543	–	10,922,543
Foreign Government Obligations	–	57,138,699	–	57,138,699
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	4,849,825	–	4,849,825
Government Sponsored Enterprises Pass-Throughs	–	313,791,991	–	313,791,991
Municipal Bonds	–	6,310,360	–	6,310,360
Non-Agency Commercial Mortgage-Backed Securities	–	107,401,130	1,747,081	109,148,211
U.S. Treasury Obligations	–	132,068,303	–	132,068,303
Short-Term Investments
U.S. Treasury Obligations	–	29,854,565	–	29,854,565
Repurchase Agreements	–	40,883,673	–	40,883,673
Total	$–	$1,713,952,373	$2,061,788	$1,716,014,161
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$804,296	$–	$804,296
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	15,812	–	15,812
Liabilities	–	(85,294)	–	(85,294)
Futures Contracts
Assets	3,535,637	–	–	3,535,637
Liabilities	(1,668,674)	–	–	(1,668,674)
Total	$1,866,963	$734,814	$–	$2,601,777

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.19%

CORPORATE BONDS 89.39%

Aerospace/Defense 0.47%
HEICO Corp.	5.35%		8/1/2033	$21,000	$20,828
L3Harris Technologies, Inc.	5.60%		7/31/2053	18,000	18,140
Total					38,968

Agriculture 2.40%
BAT Capital Corp.	6.343%		8/2/2030	14,000	14,097
BAT Capital Corp.	7.75%		10/19/2032	85,000	92,309
Cargill, Inc. †	4.00%		6/22/2032	44,000	40,699
Philip Morris International, Inc.	5.625%		11/17/2029	53,000	53,614
Total					200,719

Airlines 0.94%
British Airways Pass-Through Trust (United Kingdom)†(a)	4.25%		5/15/2034	85,080	78,532

Banks 21.98%
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	26,000	22,199
Bank of America Corp.	2.299% (SOFR + 1.22%)	#	7/21/2032	26,000	20,512
Bank of America Corp.	2.482% (5 yr. CMT + 1.20%)	#	9/21/2036	10,000	7,601
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	73,000	59,749
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	157,000	146,203
Bank of Montreal (Canada)(a)	3.803% (5 yr. USD Swap + 1.43%)	#	12/15/2032	67,000	59,355
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030	51,000	48,958
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	25,000	24,017
BankUnited, Inc.	5.125%		6/11/2030	28,000	24,173
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	144,000	116,063
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034	37,000	36,891
Fifth Third Bancorp	6.339% (SOFR + 2.34%)	#	7/27/2029	16,000	16,203
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	164,000	129,679
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2032	115,000	94,176
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	65,000	54,029

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%)	#	7/25/2033	$50,000	$48,114
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	10,000	9,100
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	75,000	71,081
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	29,000	22,821
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	33,000	24,901
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	130,000	123,525
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034	60,000	59,017
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033	31,000	32,494
Royal Bank of Canada (Canada)(a)	5.00%		2/1/2033	40,000	38,807
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	31,000	28,173
Toronto-Dominion Bank (Canada)(a)	4.456%		6/8/2032	76,000	70,840
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	21,000	19,489
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	34,000	31,032
UBS Group AG (Switzerland)†(a)	4.125%		4/15/2026	200,000	191,997
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	75,000	66,777
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	17,000	14,323
Wells Fargo & Co.	4.897% (SOFR + 2.10%)	#	7/25/2033	70,000	65,895
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	20,000	19,488
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	12,000	11,954
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	40,000	31,735
Total					1,841,371

Beverages 0.43%
Constellation Brands, Inc.	3.15%		8/1/2029	40,000	35,770

Biotechnology 1.74%
Amgen, Inc.	4.05%		8/18/2029	60,000	56,730
Amgen, Inc.	4.875%		3/1/2053	55,000	48,861
Amgen, Inc.	5.25%		3/2/2033	40,000	39,809
Total					145,400

Chemicals 0.69%
Celanese U.S. Holdings LLC	6.35%		11/15/2028	38,000	38,127
International Flavors & Fragrances, Inc.†	2.30%		11/1/2030	25,000	19,417
Total					57,544

Commercial Services 0.63%
Global Payments, Inc.	5.30%		8/15/2029	54,000	52,749

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.89%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	$51,000	$46,355
Leidos Holdings, Inc.	5.95%		12/1/2040	20,000	18,021
Leidos, Inc.	5.75%		3/15/2033	10,000	9,944
Total					74,320

Diversified Financial Services 4.86%
Aircastle Ltd.†	2.85%		1/26/2028	34,000	29,303
Aircastle Ltd.†	6.50%		7/18/2028	25,000	24,853
American Express Co.	4.989% (SOFR + 2.26%)	#	5/26/2033	25,000	23,720
American Express Co.	5.043% (SOFR + 1.84%)	#	5/1/2034	35,000	33,648
Aviation Capital Group LLC†	1.95%		1/30/2026	56,000	50,546
Aviation Capital Group LLC†	3.50%		11/1/2027	15,000	13,431
Aviation Capital Group LLC†	6.375%		7/15/2030	22,000	21,830
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	50,000	47,189
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	30,000	29,788
BlackRock, Inc.	4.75%		5/25/2033	28,000	27,221
LPL Holdings, Inc.†	4.375%		5/15/2031	65,000	57,172
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	30,000	28,424
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	25,000	19,835
Total					406,960

Electric 11.78%
AEP Texas, Inc.	5.40%		6/1/2033	9,000	8,907
Alexander Funding Trust†	1.841%		11/15/2023	25,000	24,744
Constellation Energy Generation LLC	5.80%		3/1/2033	16,000	16,311
Constellation Energy Generation LLC	6.25%		10/1/2039	24,000	24,346
DTE Electric Co.	5.40%		4/1/2053	20,000	19,924
DTE Energy Co.	2.95%		3/1/2030	30,000	25,833
Duke Energy Corp.	4.50%		8/15/2032	25,000	23,280
Duke Energy Progress LLC	5.25%		3/15/2033	22,000	22,036
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	38,000	29,376
Entergy Mississippi LLC	5.00%		9/1/2033	25,000	24,248
Entergy Texas, Inc.	5.80%		9/1/2053	25,000	25,220
Evergy Metro, Inc.	4.95%		4/15/2033	42,000	40,905
FirstEnergy Transmission LLC†	4.55%		4/1/2049	17,000	13,772
Florida Power & Light Co.	4.625%		5/15/2030	39,000	38,267
Georgia Power Co.	4.75%		9/1/2040	39,000	34,577
IPALCO Enterprises, Inc.	4.25%		5/1/2030	65,000	58,578

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
ITC Holdings Corp.†	5.40%	6/1/2033	$24,000	$23,601
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	55,000	43,774
Louisville Gas & Electric Co.	5.45%	4/15/2033	26,000	26,316
National Grid PLC (United Kingdom)(a)	5.809%	6/12/2033	21,000	21,056
NRG Energy, Inc.†	4.45%	6/15/2029	49,000	43,580
Oglethorpe Power Corp.	5.05%	10/1/2048	19,000	16,413
Oglethorpe Power Corp.	5.95%	11/1/2039	15,000	14,864
Ohio Edison Co.	8.25%	10/15/2038	28,000	33,651
Oklahoma Gas & Electric Co.	5.40%	1/15/2033	27,000	27,021
Oklahoma Gas & Electric Co.	5.60%	4/1/2053	23,000	22,906
Pacific Gas & Electric Co.	4.55%	7/1/2030	56,000	50,396
Pacific Gas & Electric Co.	6.15%	1/15/2033	25,000	24,369
Pacific Gas & Electric Co.	6.70%	4/1/2053	23,000	22,406
PacifiCorp	4.15%	2/15/2050	10,000	7,355
Puget Energy, Inc.	4.10%	6/15/2030	70,000	62,701
Virginia Electric & Power Co.	5.45%	4/1/2053	24,000	23,270
Vistra Operations Co. LLC†	3.55%	7/15/2024	55,000	53,533
Xcel Energy, Inc.	5.45%	8/15/2033	40,000	39,387
Total				986,923

Electronics 0.35%
Trimble, Inc.	6.10%	3/15/2033	29,000	29,303

Engineering & Construction 0.40%
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	34,000	33,666

Environmental Control 0.35%
Republic Services, Inc.	5.00%	4/1/2034	30,000	29,490

Food 0.62%
Kellogg Co.	5.25%	3/1/2033	23,000	22,744
McCormick & Co., Inc.	4.95%	4/15/2033	30,000	29,082
Total				51,826

Gas 2.99%
CenterPoint Energy Resources Corp.	5.40%	3/1/2033	19,000	19,024
National Fuel Gas Co.	3.95%	9/15/2027	34,000	31,554
NiSource, Inc.	1.70%	2/15/2031	40,000	30,934
NiSource, Inc.	2.95%	9/1/2029	10,000	8,810
NiSource, Inc.	5.95%	6/15/2041	30,000	30,293
Piedmont Natural Gas Co., Inc.	2.50%	3/15/2031	60,000	48,718

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas (continued)
Southwest Gas Corp.	4.05%	3/15/2032	$63,000	$56,507
Spire Missouri, Inc.	4.80%	2/15/2033	25,000	24,328
Total				250,168

Hand/Machine Tools 0.83%
Regal Rexnord Corp.†	6.30%	2/15/2030	70,000	69,754

Health Care-Services 3.21%
Centene Corp.	3.375%	2/15/2030	99,000	84,818
Elevance Health, Inc.	4.10%	5/15/2032	43,000	39,642
Elevance Health, Inc.	5.50%	10/15/2032	14,000	14,286
HCA, Inc.	5.50%	6/1/2033	45,000	44,225
Humana, Inc.	3.70%	3/23/2029	66,000	61,139
Humana, Inc.	5.875%	3/1/2033	24,000	24,858
Total				268,968

Insurance 4.10%
Assurant, Inc.	3.70%	2/22/2030	40,000	34,536
Brown & Brown, Inc.	4.20%	3/17/2032	30,000	26,871
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	31,000	31,565
Intact Financial Corp. (Canada)†(a)	5.459%	9/22/2032	17,000	16,794
New York Life Global Funding†	4.55%	1/28/2033	14,000	13,280
New York Life Insurance Co.†	4.45%	5/15/2069	55,000	43,982
Protective Life Corp.	8.45%	10/15/2039	38,000	44,900
Selective Insurance Group, Inc.	5.375%	3/1/2049	36,000	32,297
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	63,000	56,626
Transatlantic Holdings, Inc.	8.00%	11/30/2039	35,000	42,911
Total				343,762

Internet 1.32%
Amazon.com, Inc.	4.70%	12/1/2032	44,000	43,746
Netflix, Inc.†	5.375%	11/15/2029	67,000	66,690
Total				110,436

Lodging 0.39%
Hyatt Hotels Corp.	1.30%	10/1/2023	33,000	32,864

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Machinery-Diversified 1.20%
Flowserve Corp.	2.80%		1/15/2032		$40,000	$31,807
Ingersoll Rand, Inc.	5.70%		8/14/2033		23,000	23,335
nVent Finance Sarl (Luxembourg)(a)	4.55%		4/15/2028		48,000	45,442
Total						100,584

Media 0.55%
Cox Communications, Inc.†	5.70%		6/15/2033		25,000	24,946
FactSet Research Systems, Inc.	3.45%		3/1/2032		25,000	21,205
Total						46,151

Mining 0.29%
Kinross Gold Corp. (Canada)†(a)	6.25%		7/15/2033		25,000	24,673

Miscellaneous Manufacturing 0.48%
General Electric Co.	8.882% (3 mo. USD LIBOR + 3.33%)	#	–	(b)	40,000	40,075

Oil & Gas 7.75%
Antero Resources Corp.†	5.375%		3/1/2030		60,000	56,161
Apache Corp.	4.75%		4/15/2043		39,000	29,838
Apache Corp.	5.10%		9/1/2040		15,000	12,486
Continental Resources, Inc.†	5.75%		1/15/2031		95,000	90,857
Diamondback Energy, Inc.	3.125%		3/24/2031		45,000	38,722
Diamondback Energy, Inc.	6.25%		3/15/2033		45,000	46,519
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%		1/30/2028		31,000	30,354
EQT Corp.	7.00%		2/1/2030		40,000	41,892
Helmerich & Payne, Inc.	2.90%		9/29/2031		50,000	40,669
Occidental Petroleum Corp.	6.375%		9/1/2028		25,000	25,448
Occidental Petroleum Corp.	6.45%		9/15/2036		10,000	10,236
Occidental Petroleum Corp.	8.875%		7/15/2030		50,000	57,375
Ovintiv, Inc.	6.25%		7/15/2033		35,000	34,967
Ovintiv, Inc.	6.625%		8/15/2037		40,000	39,972
Patterson-UTI Energy, Inc.	5.15%		11/15/2029		60,000	55,341
Viper Energy Partners LP†	5.375%		11/1/2027		40,000	38,580
Total						649,417

Oil & Gas Services 0.91%
Halliburton Co.	7.45%		9/15/2039		35,000	40,758
NOV, Inc.	3.60%		12/1/2029		40,000	35,894
Total						76,652

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 2.83%
AbbVie, Inc.	3.20%	11/21/2029	$50,000	$45,098
Cigna Group	6.125%	11/15/2041	45,000	46,586
CVS Health Corp.	3.25%	8/15/2029	40,000	35,776
CVS Health Corp.	4.78%	3/25/2038	39,000	34,947
CVS Health Corp.	5.05%	3/25/2048	27,000	23,698
CVS Health Corp.	5.25%	1/30/2031	23,000	22,736
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.75%	5/19/2033	29,000	28,552
Total				237,393

Pipelines 2.11%
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	25,000	24,409
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	15,000	15,140
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	55,000	47,904
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	35,000	28,696
NGPL PipeCo LLC†	3.25%	7/15/2031	15,000	12,318
NGPL PipeCo LLC†	4.875%	8/15/2027	50,000	47,929
Total				176,396

REITS 3.46%
American Tower Corp.	3.80%	8/15/2029	50,000	45,519
American Tower Corp.	5.55%	7/15/2033	19,000	18,824
Crown Castle, Inc.	3.30%	7/1/2030	75,000	65,170
EPR Properties	4.95%	4/15/2028	28,000	25,112
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	65,000	63,223
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	74,000	71,689
Total				289,537

Retail 0.97%
Bayer Corp.†	6.65%	2/15/2028	78,000	80,927

Semiconductors 1.04%
Broadcom, Inc.†	3.469%	4/15/2034	70,000	57,228
Broadcom, Inc.†	4.15%	4/15/2032	33,000	29,572
Total				86,800

Shipbuilding 0.25%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	25,000	21,224

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 3.10%
MSCI, Inc.†	3.625%		11/1/2031	$60,000	$50,945
Oracle Corp.	5.375%		7/15/2040	83,000	77,422
Oracle Corp.	6.125%		7/8/2039	45,000	45,717
ServiceNow, Inc.	1.40%		9/1/2030	35,000	27,548
Workday, Inc.	3.80%		4/1/2032	65,000	57,727
Total					259,359

Telecommunications 3.08%
AT&T, Inc.	3.50%		9/15/2053	70,000	46,110
AT&T, Inc.	4.30%		2/15/2030	25,000	23,318
AT&T, Inc.	5.40%		2/15/2034	47,000	45,661
Sprint Capital Corp.	6.875%		11/15/2028	50,000	52,867
Sprint Capital Corp.	8.75%		3/15/2032	26,000	31,012
T-Mobile USA, Inc.	3.875%		4/15/2030	65,000	59,352
Total					258,320
Total Corporate Bonds (cost $8,041,028)					7,487,001

FLOATING RATE LOANS(c) 1.89%

Airlines 0.10%
Mileage Plus Holdings LLC 2020 Term Loan B	–	(d)	6/21/2027	8,000	8,350

Chemicals 0.09%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.971%		2/1/2024	7,472	7,444

Financial 0.48%
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(a)	–	(d)	11/5/2028	40,000	40,050

Lodging 0.42%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.165% (1 mo. USD Term SOFR + 1.75%)		6/22/2026	35,000	35,020

Media 0.32%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/30/2025	26,990	27,030

Retail 0.48%
KFC Holding Co. 2021 Term Loan B	–	(d)	3/15/2028	40,000	40,046
Total Floating Rate Loans (cost $157,880)					157,940

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 1.05%

Government 0.64%
State of Illinois GO	5.10%	6/1/2033	$55,000	$53,421

Natural Gas 0.41%
Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/2041	35,000	34,940
Total Municipal Bonds (cost $92,299)				88,361

U.S. TREASURY OBLIGATIONS 5.86%
U.S. Treasury Bonds	1.125%	8/15/2040	88,000	54,065
U.S. Treasury Bonds	2.25%	5/15/2041	15,000	11,059
U.S. Treasury Bonds	3.625%	5/15/2053	80,000	72,169
U.S. Treasury Bonds	4.375%	8/15/2043	186,000	185,535
U.S. Treasury Notes	3.875%	8/15/2033	122,000	119,836
U.S. Treasury Notes	4.00%	6/30/2028	49,000	48,418
Total U.S. Treasury Obligations (cost $489,371)				491,082
Total Long-Term Investments (cost $8,780,578)				8,224,384

SHORT-TERM INVESTMENTS 1.68%

U.S. TREASURY OBLIGATIONS 0.85%
U.S. Treasury Bills (cost $70,865)	Zero Coupon	9/14/2023	71,000	70,866

REPURCHASE AGREEMENTS 0.83%
Repurchase Agreement dated 8/31/2023, 5.250% due 9/1/2023 with TD Securities USA LLC collateralized by $89,000 of U.S. Treasury Note at 0.625% due 5/15/2030; value: $70,616; proceeds: $69,388 (cost $69,378)			69,378	69,378
Total Short-Term Investments (cost $140,243)				140,244
Total Investments in Securities 99.87% (cost $8,920,821)				8,364,628
Other Assets and Liabilities – Net(e) 0.13%				11,199
Net Assets 100.00%				$8,375,827

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $1,932,842, which represents 23.08% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND August 31, 2023

(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(d)	Interest Rate to be determined.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2023	11	Long	$2,234,965	$2,241,851	$6,886
U.S. 5-Year Treasury Note	December 2023	8	Long	847,781	855,375	7,594
U.S. Long Bond	December 2023	1	Long	120,134	121,688	1,554
U.S. Ultra Treasury Bond	December 2023	5	Long	633,413	647,344	13,931
Total Unrealized Appreciation on Futures Contracts						$29,965

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2023	13	Short	$(1,427,854)	$(1,443,406)	$(15,552)
U.S. 10-Year Ultra Treasury Bond	December 2023	8	Short	(916,957)	(928,875)	(11,918)
Total Unrealized Depreciation on Futures Contracts						$(27,470)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$7,487,001	$–	$7,487,001
Floating Rate Loans	–	157,940	–	157,940
Municipal Bonds	–	88,361	–	88,361
U.S. Treasury Obligations	–	491,082	–	491,082
Short-Term Investments
U.S. Treasury Obligations	–	70,866	–	70,866
Repurchase Agreements	–	69,378	–	69,378
Total	$–	$8,364,628	$–	$8,364,628
Other Financial Instruments
Futures Contracts
Assets	$29,965	$–	$–	$29,965
Liabilities	(27,470)	–	–	(27,470)
Total	$2,495	$–	$–	$2,495

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 91.58%

ASSET-BACKED SECURITIES 0.39%

Other
Apidos CLO XXII Series 2015-22A Class BR†	7.538% (3 mo. USD Term SOFR + 2.21%)	#	4/20/2031	$2,500,000	$2,465,625
Atrium XIII Series 13A Class C†	7.407% (3 mo. USD Term SOFR + 2.06%)	#	11/21/2030	4,500,000	4,431,090
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.27% (3 mo. USD Term SOFR + 1.96%)	#	1/17/2030	10,000,000	9,905,223
Madison Park Funding XVIII Ltd. Series 2015-18A Class CRR†	7.495% (3 mo. USD Term SOFR + 2.16%)	#	10/21/2030	3,250,000	3,169,934
Total Asset-Backed Securities (cost $19,708,594)					19,971,872

				Shares

COMMON STOCKS 0.53%

Electric-Generation 0.00%
Frontera Generation Holdings LLC*				209,679	15,202

Machinery 0.07%
TNT Crane & Rigging, Inc.*				528,781	3,701,467	(a)

Miscellaneous Financials 0.38%
Utex Industries*				297,535	19,191,007	(b)

Transportation Infrastructure 0.08%
ACBL Holdings Corp.*				95,210	4,284,450	(a)
Total Common Stocks (cost $24,088,824)					27,192,126

				Principal Amount

CONVERTIBLE BONDS 0.15%

Airlines
JetBlue Airways Corp. (cost $7,979,479)	0.50%		4/1/2026	$9,486,000	7,499,632

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
CORPORATE BONDS 8.26%

Aerospace/Defense 0.15%
Triumph Group, Inc.	7.75%		8/15/2025		$8,172,000	$7,718,495

Airlines 0.72%
Allegiant Travel Co.†	7.25%		8/15/2027		8,911,000	8,731,042
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026		12,500,000	11,578,784
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Cayman Islands)†(c)	8.00%		9/20/2025		10,078,359	10,098,264
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	9.50%		6/1/2028		6,785,000	6,267,754
Total						36,675,844

Auto Manufacturers 0.15%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.931% (6 mo. USD LIBOR + 5.63%)	#	10/15/2026		7,500,000	7,512,701

Auto Parts & Equipment 0.15%
Forvia SE(d)	2.625%		6/15/2025	EUR	4,760,000	5,015,205
ZF North America Capital, Inc.†	6.875%		4/14/2028		$2,848,000	2,841,608
Total						7,856,813

Building Materials 0.19%
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		9,500,000	9,485,892

Chemicals 0.75%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		8,321,000	7,457,530
LSF11 A5 HoldCo LLC†	6.625%		10/15/2029		10,297,000	8,590,061
Rain Carbon, Inc.†	12.25%		9/1/2029		7,193,000	7,428,427
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025		137,000	134,854
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%		11/1/2026		9,917,000	9,294,287
SK Invictus Intermediate II Sarl (Luxembourg)†(c)	5.00%		10/30/2029		6,300,000	5,181,561
Total						38,086,720

Coal 0.18%
Warrior Met Coal, Inc.†	7.875%		12/1/2028		9,176,000	9,371,541

Diversified Financial Services 0.92%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(c)	6.50%		9/15/2024		16,283,852	14,823,317
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		9,237,000	8,104,987
Navient Corp.	6.75%		6/25/2025		14,158,000	14,073,714
PRA Group, Inc.†	5.00%		10/1/2029		13,498,000	10,193,487
Total						47,195,505

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Energy-Alternate Sources 0.22%
Sunnova Energy Corp.†	5.875%	9/1/2026	$9,064,000	$7,984,082
TerraForm Power Operating LLC†	4.75%	1/15/2030	3,500,000	3,003,921
Total				10,988,003

Engineering & Construction 0.07%
Brand Industrial Services, Inc.†	10.375%	8/1/2030	3,359,000	3,468,268

Equity Real Estate 0.03%
Cushman & Wakefield U.S. Borrower LLC†	8.875%	9/1/2031	1,660,000	1,675,106

Food 0.16%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	8,109,000	8,096,807

Insurance 0.01%
Ardonagh Midco 2 PLC (United Kingdom)†(c)	11.50%	1/15/2027	620,942	602,648

Internet 0.10%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	5,401,000	5,367,247

Leisure Time 0.16%
Life Time, Inc.†	8.00%	4/15/2026	8,228,000	8,173,695

Machinery-Diversified 0.20%
Husky III Holding Ltd. (Canada)†(c)	13.00%	2/15/2025	5,978,000	5,978,000
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	4,071,000	4,086,673
Total				10,064,673

Media 0.55%
CSC Holdings LLC†	4.125%	12/1/2030	7,500,000	5,354,908
Gray Television, Inc.†	5.875%	7/15/2026	12,567,000	11,510,029
iHeartCommunications, Inc.	6.375%	5/1/2026	6,344,000	5,541,578
Urban One, Inc.†	7.375%	2/1/2028	6,363,000	5,538,699
Total				27,945,214

Mining 0.00%
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–	(b)

Miscellaneous Manufacturing 0.15%
LSB Industries, Inc.†	6.25%	10/15/2028	8,262,000	7,563,461

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date		Principal Amount	Fair Value
Oil & Gas 1.42%
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030		$5,404,000	$5,484,444
Berry Petroleum Co. LLC†	7.00%	2/15/2026		7,000,000	6,738,119
Callon Petroleum Co.†	7.50%	6/15/2030		5,170,000	5,115,415
CITGO Petroleum Corp.†	7.00%	6/15/2025		10,200,000	10,109,730
Civitas Resources, Inc.†	5.00%	10/15/2026		7,963,000	7,564,531
Crescent Energy Finance LLC†	7.25%	5/1/2026		7,626,000	7,519,386
Earthstone Energy Holdings LLC†	9.875%	7/15/2031		3,565,000	3,911,821
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030		4,356,000	4,348,617
Permian Resources Operating LLC†	6.875%	4/1/2027		5,947,000	5,917,293
Seadrill Finance Ltd.†	8.375%	8/1/2030		5,048,000	5,179,046
SM Energy Co.	6.50%	7/15/2028		6,450,000	6,310,680
Valaris Ltd.†	8.375%	4/30/2030		4,398,000	4,483,717
Total					72,682,799

Packaging & Containers 0.11%
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026		5,592,000	5,511,727

Pharmaceuticals 0.16%
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025		8,515,000	8,201,733

Pipelines 0.30%
Northriver Midstream Finance LP (Canada)†(c)	5.625%	2/15/2026		15,785,000	15,192,431

REITS 0.29%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		8,259,000	7,478,916
Service Properties Trust	4.35%	10/1/2024		7,800,000	7,513,830
Total					14,992,746

Retail 0.35%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		9,598,000	10,017,529
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		11,756,000	7,953,502
Total					17,971,031

Telecommunications 0.15%
Altice France SA(d)	2.50%	1/15/2025	EUR	7,370,000	7,428,403

Transportation 0.50%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		$6,974,000	5,239,671
Rand Parent LLC†	8.50%	2/15/2030		13,298,000	12,678,199
Seaspan Corp. (Hong Kong)†(c)	5.50%	8/1/2029		9,592,000	7,468,709
Total					25,386,579

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.12%
Fortress Transportation & Infrastructure Investors LLC†	6.50%	10/1/2025	$6,402,000	$6,327,613
Total Corporate Bonds (cost $436,629,891)				421,543,695

			Shares

EXCHANGE-TRADED FUNDS 1.11%

Exchange- Traded Funds 0.65%
Invesco Senior Loan ETF(e)			1,575,152	33,219,956

Miscellaneous Financials 0.46%
SPDR Blackstone Senior Loan ETF(e)			562,426	23,689,383
Total Exchange-Traded Funds (cost $56,592,814)				56,909,339

			Principal Amount

FLOATING RATE LOANS(f) 80.53%

Advertising 0.11%
ABG Intermediate Holdings 2 LLC 2023 Delayed Draw Term Loan(g)	4.00% - 9.43% (1 mo. USD Term SOFR + 4.00%)	12/21/2028	$1,351,308	1,353,963
ABG Intermediate Holdings 2 LLC 2023 Term Loan B2	9.32% (1 mo. USD Term SOFR + 4.00%)	12/21/2028	4,121,489	4,129,588
Total				5,483,551

Aerospace 2.19%
Air Canada 2021 Term Loan B (Canada)(c)	9.128% (3 mo. USD Term SOFR + 3.50%)	8/11/2028	14,847,598	14,883,380
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(c)	11.812% (3 mo. USD LIBOR + 6.50%)	3/6/2024	2,980,195	2,892,651
Arcline FM Holdings LLC 2021 1st Lien Term Loan	10.254% (3 mo. USD Term SOFR + 4.75%)	6/23/2028	10,495,274	10,396,881
Atlas CC Acquisition Corp. Term Loan B	9.934% (3 mo. USD Term SOFR + 4.25%)	5/25/2028	15,998,613	14,754,721
Atlas CC Acquisition Corp. Term Loan C	9.934% (3 mo. USD Term SOFR + 4.25%)	5/25/2028	3,253,954	3,000,959

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace (contiuned)
Cobham Ultra SeniorCo Sarl USD Term Loan B	9.363% (6 mo. USD Term SOFR + 3.50%)		8/3/2029	$11,660,907	$11,626,274
KKR Apple Bidco LLC 2021 Term Loan	8.196% (1 mo. USD Term SOFR + 2.75%)		9/22/2028	8,951,691	8,866,157
Peraton Corp. 2nd Lien Term Loan B1	13.233%		2/1/2029	9,071,727	8,920,501
Peraton Corp. Term Loan B	9.181% (1 mo. USD Term SOFR + 3.75%)		2/1/2028	26,406,143	26,197,799
United Airlines, Inc. 2021 Term Loan B	9.292% (3 mo. USD LIBOR + 3.75%)		4/21/2028	10,193,831	10,235,881
Total					111,775,204

Aerospace/Defense 1.69%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2025	14,586,553	13,638,427
Barnes Group, Inc. Term Loan B	–	(h)	8/9/2030	13,691,750	13,731,662
Dynasty Acquisition Co., Inc. 2023 Term Loan B1	9.315% (3 mo. USD Term SOFR + 4.00%)		8/24/2028	16,390,115	16,381,510
Dynasty Acquisition Co., Inc. 2023 Term Loan B2	9.315% (3 mo. USD Term SOFR + 4.00%)		8/24/2028	7,024,335	7,020,647
TransDigm, Inc. 2022 Term Loan H	8.492% (3 mo. USD Term SOFR + 3.25%)		2/22/2027	21,304,851	21,380,377
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.931% (1 mo. USD Term SOFR + 3.50%)		12/6/2028	14,296,157	14,299,945
Total					86,452,568

Airlines 1.03%
American Airlines, Inc. 2021 Term Loan	10.338% (3 mo. USD Term SOFR + 4.75%)		4/20/2028	32,516,812	33,815,046
Mileage Plus Holdings LLC 2020 Term Loan B	10.764% (3 mo. USD LIBOR + 5.25%)		6/21/2027	17,869,525	18,651,317
Total					52,466,363

Apparel 0.23%
Crocs, Inc. 2023 Term Loan B	8.431% (1 mo. USD Term SOFR + 3.10%)		2/20/2029	11,634,866	11,693,040

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.60%
American Axle & Manufacturing, Inc. 2022 Term Loan B	8.436% - 8.91% (1 mo. USD Term SOFR + 3.50%)		12/13/2029	$2,573,869	$2,569,854
Clarios Global LP 2023 Incremental Term Loan (Canada)(c)	9.081% (1 mo. USD Term SOFR + 3.75%)		5/6/2030	20,163,900	20,160,775
Tenneco, Inc. 2022 Term Loan B	–	(h)	11/17/2028	9,401,000	8,013,177
Total					30,743,806

Automobile Manufacturers 0.00%
American Trailer World Corp. Term Loan B	10.747% (3 mo. USD Term SOFR + 5.50%)		3/3/2028	50,000	47,488

Automotive 0.70%
Autokiniton U.S. Holdings, Inc. 2021 Term Loan B	9.946% (1 mo. USD Term SOFR + 4.50%)		4/6/2028	19,565,950	19,492,578
DexKo Global, Inc. 2021 USD Term Loan B	9.254% (3 mo. USD Term SOFR + 3.75%)		10/4/2028	16,798,290	16,310,132
Total					35,802,710

Banks 0.34%
AqGen Island Holdings, Inc. Term Loan	8.946% (1 mo. USD Term SOFR + 3.50%)		8/2/2028	17,309,524	17,125,696

Beverages 0.33%
Sunshine Investments BV 2022 USD Term Loan (Netherlands)(c)	9.615% (3 mo. USD Term SOFR + 4.25%)		7/12/2029	16,601,890	16,643,478

Building & Construction 0.31%
Legence Holdings LLC 2021 Term Loan	9.181% (1 mo. USD Term SOFR + 3.75%)		12/16/2027	15,840,538	15,732,980

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials 1.09%
ACProducts, Inc. 2021 Term Loan B	9.754% (3 mo. USD Term SOFR + 4.25%)		5/17/2028	$19,445,219	$16,714,819
CP Atlas Buyer, Inc. 2021 Term Loan B	9.181% (1 mo. USD Term SOFR + 3.75%)		11/23/2027	9,444,728	9,103,678
Emrld Borrower LP Term Loan B	8.331% (3 mo. USD Term SOFR + 3.00%)		5/31/2030	19,984,080	20,029,444
Smyrna Ready Mix Concrete LLC Term Loan B	9.681% (1 mo. USD Term SOFR + 4.25%)		4/2/2029	9,970,060	10,013,679
Total					55,861,620

Chemicals 1.49%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	13.181% (1 mo. USD Term SOFR + 7.75%)		11/24/2028	6,401,900	5,911,067
Aruba Investments, Inc. 2020 USD Term Loan	9.431% (1 mo. USD Term SOFR + 4.00%)		11/24/2027	2,808,929	2,736,964
DCG Acquisition Corp. Term Loan B	9.931% (1 mo. USD Term SOFR + 4.50%)		9/30/2026	16,978,591	16,801,759
Hexion Holdings Corp. 2022 USD Term Loan	–	(h)	3/15/2029	2,831,594	2,707,712
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	9.681% (1 mo. USD Term SOFR + 4.25%)		10/15/2028	1,188,331	1,190,001
LSF11 A5 Holdco LLC Term Loan	–	(h)	10/15/2028	4,044,540	4,020,111
Nouryon Finance BV 2023 USD Term Loan B (Netherlands)(c)	9.318% (3 mo. USD Term SOFR + 4.00%)		4/3/2028	6,400,000	6,387,200
Olympus Water U.S. Holding Corp. 2021 USD Term Loan B	9.254% (3 mo. USD Term SOFR + 3.75%)		11/9/2028	5,278,283	5,217,266
Olympus Water U.S. Holding Corp. 2023 Incremental Term Loan	10.268% (3 mo. USD Term SOFR + 5.00%)		11/9/2028	2,938,498	2,949,517
PMHC II, Inc. 2022 Term Loan B	9.698% (3 mo. USD Term SOFR + 4.25%)		4/23/2029	15,831,302	14,839,154
Starfruit Finco BV 2018 USD Term Loan B (Netherlands)(c)	8.318% (3 mo. USD Term SOFR + 3.00%)		10/1/2025	5,796,789	5,804,035
Starfruit Finco BV 2023 Term Loan B (Netherlands)(c)	9.347% (3 mo. USD Term SOFR + 4.00%)		4/3/2028	7,480,513	7,471,162
Total					76,035,948

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Commercial Services 2.26%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	9.181% (1 mo. USD Term SOFR + 3.75%)		5/12/2028		$15,418,023	$15,009,677
Allied Universal Holdco LLC 2023 Term Loan B	–	(h)	5/12/2028		2,826,391	2,804,840
Amentum Government Services Holdings LLC Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)		1/29/2027		5,685,098	5,656,673	(i)
BCP V Modular Services Holdings IV Ltd. EUR Term Loan B(d)	8.023% (3 mo. EURIBOR + 4.43%)		12/15/2028	EUR	7,300,000	7,443,030
Belron Finance U.S. LLC 2023 Term Loan	8.16% (3 mo. USD Term SOFR + 2.75%)		4/18/2029		13,234,703	13,263,687
CHG Healthcare Services, Inc. 2021 Term Loan	8.696% (1 mo. USD Term SOFR + 3.25%)		9/29/2028		11,239,373	11,184,974
CHG Healthcare Services, Inc. 2023 Incremental Term Loan	–	(h)	9/29/2028		8,627,450	8,643,626
CoreLogic, Inc. Term Loan	8.946% (1 mo. USD Term SOFR + 3.50%)		6/2/2028		50,000	46,759
Creative Artists Agency LLC 2023 Term Loan B	8.831% (1 mo. USD Term SOFR + 3.50%)		11/27/2028		9,443,867	9,456,664
Garda World Security Corp. 2021 Term Loan B (Canada)(c)	9.668% (1 mo. USD Term SOFR + 4.25%)		10/30/2026		13,200,502	13,211,129
KUEHG Corp. 2023 Term Loan	10.242% (3 mo. USD Term SOFR + 5.00%)		6/12/2030		10,441,906	10,473,597
Learning Care Group, Inc. 2023 Term Loan	10.117% - 10.17% (3 mo. USD Term SOFR + 4.75%)		8/11/2028		7,072,000	7,080,840
Mavis Tire Express Services Corp. 2021 Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)		5/4/2028		10,853,770	10,839,551
SCUR-Alpha 1503 GmbH USD Term Loan B1 (Germany)(c)	–	(h)	3/28/2030		250,000	234,166
Spin Holdco, Inc. 2021 Term Loan	9.446% (1 mo. USD Term SOFR + 4.00%)		3/4/2028		50,000	42,125
TruGreen Ltd. Partnership 2020 Term Loan	9.431% (1 mo. USD Term SOFR + 4.00%)		11/2/2027		50,000	47,771
Total						115,439,109

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers 0.25%
Optiv Security, Inc. 2023 Term Loan	10.338% (3 mo. USD Term SOFR + 5.75%)	7/31/2026	$13,137,965	$12,678,136

Construction & Engineering 0.32%
Brand Industrial Services, Inc. 2023 Term Loan B	10.872% (3 mo. USD Term SOFR + 5.50%)	8/1/2030	16,692,259	16,170,626

Consumer Durables 0.16%
Griffon Corp. Term Loan B	7.639% (3 mo. USD Term SOFR + 2.25%)	1/24/2029	8,349,598	8,346,968

Consumer Non-Durables 0.27%
Anastasia Parent LLC 2018 Term Loan B	9.254% (3 mo. USD LIBOR + 3.75%)	8/11/2025	12,704,279	9,544,090
Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan	12.263% - 12.28% (3 mo. USD Term SOFR + 6.75%) (3 mo. USD LIBOR + 6.75%)	10/1/2029	13,079,643	4,234,534
Total				13,778,624

Containers & Packaging 0.85%
Charter NEX U.S., Inc. 2021 Term Loan	9.196% (1 mo. USD Term SOFR + 3.75%)	12/1/2027	23,106,440	22,996,338
LABL, Inc. 2021 USD 1st Lien Term Loan	10.431% (1 mo. USD Term SOFR + 5.00%)	10/29/2028	10,711,768	10,695,968
Tosca Services LLC 2021 Term Loan	9.446% (1 mo. USD Term SOFR + 4.00%)	8/18/2027	50,000	39,862
TricorBraun Holdings, Inc. 2021 Term Loan	8.696% (1 mo. USD Term SOFR + 3.25%)	3/3/2028	9,781,331	9,552,937
Total				43,285,105

Cosmetics/Personal Care 0.26%
Sunshine Luxembourg VII SARL 2021 Term Loan B3 (Luxembourg)(c)	9.092% (3 mo. USD Term SOFR + 3.75%)	10/1/2026	13,064,176	13,090,500

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Distribution/Wholesale 0.76%
BCPE Empire Holdings, Inc. 2023 Extended Term Loan	10.081% (1 mo. USD Term SOFR + 4.75%)		12/11/2028		$13,045,787	$13,063,660
Owens & Minor, Inc. 2022 Term Loan B	8.715% - 9.18% (6 mo. USD Term SOFR + 3.75%)		3/29/2029		11,339,262	11,372,372
Windsor Holdings III LLC USD Term Loan B	9.818%		8/1/2030		14,624,951	14,594,531
Total						39,030,563

Diversified Capital Goods 0.55%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(d)	7.545% (3 mo. EURIBOR + 3.75%)		3/16/2029	EUR	13,369,227	14,395,813
Grinding Media, Inc. 2021 Term Loan B	9.53% (3 mo. USD Term SOFR + 4.00%)		10/12/2028		$4,731,701	4,648,896
Tank Holding Corp. 2022 Term Loan	11.181% (1 mo. USD Term SOFR + 5.75%)		3/31/2028		9,188,756	8,933,217
Total						27,977,926

Diversified Financial Services 1.72%
Advisor Group, Inc. 2023 Term Loan B	–	(h)	8/11/2028		4,153,945	4,157,060
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	8.004% (3 mo. USD Term SOFR + 2.75%)		10/22/2027		19,098,402	19,101,745
Citadel Securities LP 2023 Term Loan B	7.946% (1 mo. USD Term SOFR + 2.50%)		7/29/2030		9,432,000	9,404,553
Edelman Financial Center LLC 2021 Term Loan B	8.946% (1 mo. USD Term SOFR + 3.50%)		4/7/2028		2,840,048	2,811,804
HighTower Holdings LLC 2021 Term Loan B	–	(h)	4/21/2028		50,000	49,541
Jane Street Group LLC 2021 Term Loan	8.196% (1 mo. USD Term SOFR + 2.75%)		1/26/2028		23,066,311	23,059,852
Minotaur Acquisition, Inc. Term Loan B	10.181% (1 mo. USD Term SOFR + 4.75%)		3/27/2026		17,018,712	16,908,346
NFP Corp. 2020 Term Loan	–	(h)	2/15/2027		12,476,347	12,329,750
Total						87,822,651

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 0.23%
Helix Gen Funding LLC 2023 Term Loan	10.061% (3 mo. USD Term SOFR + 4.75%)	12/31/2027	$11,884,009	$11,898,864

Electric: Generation 0.62%
EFS Cogen Holdings I LLC 2020 Term Loan B	9.01% (3 mo. USD Term SOFR + 3.50%)	10/1/2027	17,262,005	17,062,974
ExGen Renewables IV LLC 2020 Term Loan	8.184% (3 mo. USD Term SOFR + 2.50%)	12/15/2027	10,134,336	10,089,999
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.038% (3 mo. USD LIBOR + 1.50%)	7/28/2028	2,863,989	1,324,595
Frontera Generation Holdings LLC 2021 Term Loan	18.538% (3 mo. USD LIBOR + 13.00%)	7/28/2026	2,950,702	2,965,455
Total				31,443,023

Electric: Integrated 0.26%
Compass Power Generation LLC 2022 Term Loan B2	9.695% (1 mo. USD Term SOFR + 4.25%)	4/14/2029	13,059,352	13,052,038

Energy 0.76%
CQP Holdco LP 2021 Term Loan B	8.931% (1 mo. USD Term SOFR + 3.50%)	6/5/2028	15,573,826	15,621,638
Freeport LNG Investments LLLP Term Loan B	9.088% (3 mo. USD Term SOFR + 3.50%)	12/21/2028	13,455,809	13,355,764
Medallion Midland Acquisition LLC 2021 Term Loan	9.254% (3 mo. USD Term SOFR + 3.75%)	10/18/2028	9,993,576	9,993,576
Total				38,970,978

Energy: Alternate Sources 0.14%
TerraForm Power Operating LLC 2023 Term Loan B	7.842% (3 mo. USD Term SOFR + 2.50%)	5/21/2029	7,164,209	7,112,734

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Engineering & Construction 0.40%
KKR Apple Bidco LLC 2022 Incremental Term Loan	9.331% (1 mo. USD Term SOFR + 4.00%)		9/22/2028		$3,548,580	$3,555,233
Service Logic Acquisition, Inc. Term Loan	9.446% - 9.63% (1 mo. USD Term SOFR + 4.00%)		10/29/2027		17,149,662	17,106,788
Total						20,662,021

Entertainment 1.32%
Caesars Entertainment Corp. Term Loan B	8.681% (1 mo. USD Term SOFR + 3.25%)		2/6/2030		20,942,862	20,990,088
Cinemark USA, Inc. 2023 Term Loan B	8.992% - 9.08% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		5/24/2030		13,600,796	13,603,652
ECL Entertainment LLC 2023 Term Loan B	–	(h)	8/16/2030		8,934,559	8,984,816
Formula One Holdings Ltd. Term Loan B (United Kingdom)(c)	8.331% (1 mo. USD Term SOFR + 3.00%)		1/15/2030		14,540,000	14,596,778
Motion Finco Sarl 2023 EUR Term Loan B(d)	7.598% (3 mo. EURIBOR + 4.00%)		11/12/2029	EUR	8,492,557	9,193,576
Total						67,368,910

Environmental 0.16%
Bingo Industries Ltd. Term Loan (Australia)(c)	9.004% (3 mo. USD Term SOFR + 3.50%)		7/14/2028		$9,006,712	8,065,510

Environmental Control 0.38%
Madison IAQ LLC Term Loan	8.302% (6 mo. USD LIBOR + 3.25%)		6/21/2028		19,265,455	19,196,196

Financial 3.04%
Acrisure LLC 2021 First Lien Term Loan B	9.696% (1 mo. USD SOFR + 4.25%)		2/15/2027		18,733,701	18,710,284
Advisor Group, Inc. 2021 Term Loan	–	(h)	7/31/2026		14,978,163	14,999,957
Alliant Holdings Intermediate LLC 2023 Term Loan B5	8.814% (1 mo. USD Term SOFR + 3.50%)		11/5/2027		12,447,863	12,456,763

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial (continued)
Armor Holding II LLC 2021 Term Loan B	10.087% (6 mo. USD Term SOFR + 4.50%)		12/11/2028	$7,097,947	$7,124,564
AssuredPartners, Inc. 2020 Term Loan B	8.946% (1 mo. USD Term SOFR + 3.50%)		2/12/2027	19,504,015	19,475,051
Asurion LLC 2021 Second Lien Term Loan B4	10.696% (1 mo. USD Term SOFR + 5.25%)		1/20/2029	24,034,469	21,167,036
Asurion LLC 2022 Term Loan B10	9.431% (1 mo. USD Term SOFR + 4.00%)		8/19/2028	10,219,159	9,857,963
Edelman Financial Center LLC 2018 2nd Lien Term Loan	12.196% (1 mo. USD Term SOFR + 6.75%)		7/20/2026	10,514,063	10,337,952
Hudson River Trading LLC 2021 Term Loan	–	(h)	3/20/2028	20,942,439	20,714,271
NEXUS Buyer LLC Term Loan B	9.181% (1 mo. USD Term SOFR + 3.75%)		11/9/2026	5,141,507	5,084,307
OneDigital Borrower LLC 2021 Term Loan	–	(h)	11/16/2027	15,292,900	15,292,900
Total					155,221,048

Food Service 0.30%
Aramark Services, Inc. 2023 Term Loan B6	7.946% (1 mo. USD Term SOFR + 2.50%)		6/22/2030	15,447,890	15,467,200

Food/Tobacco 0.47%
NPC International, Inc. 2nd Lien Term Loan	1.00%		4/18/2025	9,531,000	–	(j)(k)
Reynolds Group Holdings, Inc. 2021 Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)		9/24/2028	24,209,605	24,235,268
Total					24,235,268

Gaming/Leisure 3.25%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	10.215% (3 mo. USD Term SOFR + 5.25%)		7/1/2028	14,987,552	14,034,793
AVSC Holding Corp. 2018 2nd Lien Term Loan	12.696% (1 mo. USD Term SOFR + 7.25%)		9/1/2025	3,538,783	3,189,346

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Gaming/Leisure (continued)
City Football Group Ltd. Term Loan (United Kingdom)(c)	8.428% (1 mo. USD Term SOFR + 3.00%)		7/21/2028		$10,474,964	$10,429,136
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	12.731% (3 mo. USD LIBOR + 7.00%)		9/6/2024		7,044,482	6,173,819
Fertitta Entertainment LLC 2022 Term Loan B	–	(h)	1/27/2029		27,591,600	27,367,418
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	8.446% (1 mo. USD Term SOFR + 3.00%)		8/2/2028		14,787,290	14,823,075
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(c)	8.788% (3 mo. USD LIBOR + 3.25%)		11/12/2026		453,006	452,770
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(c)	8.788% (3 mo. USD LIBOR + 3.25%)		11/12/2026		3,169,785	3,168,136
PENN Entertainment, Inc. 2022 Term Loan B	8.181% (1 mo. USD Term SOFR + 2.75%)		5/3/2029		7,894,348	7,906,664
Sabre Global, Inc. 2021 Term Loan B1	8.946% (1 mo. USD Term SOFR + 3.50%)		12/17/2027		858,032	759,788
Sabre Global, Inc. 2021 Term Loan B2	8.946% (1 mo. USD Term SOFR + 3.50%)		12/17/2027		1,232,670	1,091,529
Sabre Global, Inc. 2022 Term Loan B	9.681% (1 mo. USD Term SOFR + 4.25%)		6/30/2028		3,937,195	3,480,481
Scientific Games Holdings LP 2022 USD Term Loan B	8.768% (3 mo. USD Term SOFR + 3.50%)		4/4/2029		12,232,609	12,188,633
Scientific Games International, Inc. 2022 USD Term Loan	8.413% (1 mo. USD Term SOFR + 3.00%)		4/14/2029		12,444,192	12,469,765
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	8.446% (1 mo. USD Term SOFR + 3.00%)		8/25/2028		12,874,170	12,875,779
Silk Bidco AS EUR Term Loan B(d)	10.451% (6 mo. EURIBOR +6.50%)		2/28/2027	EUR	11,866,254	10,579,266
Station Casinos LLC 2020 Term Loan B	7.681% (1 mo. USD Term SOFR + 2.25%)		2/8/2027		$8,270,133	8,257,935

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gaming/Leisure (continued)
United FP Holdings LLC 2019 1st Lien Term Loan	9.631% (3 mo. USD Term SOFR + 4.00%)	12/30/2026	$17,167,532	$13,837,031
United FP Holdings LLC 2019 2nd Lien Term Loan	14.131% (3 mo. USD Term SOFR + 8.50%)	12/30/2027	4,000,000	3,020,000
Total				166,105,364

Health Care Products 0.78%
Curia Global, Inc. 2021 Term Loan	9.169% - 9.18% (1 mo. USD Term SOFR + 3.75%)	8/30/2026	9,536,653	8,140,248
Medline Borrower LP USD Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)	10/23/2028	31,648,159	31,664,616
Total				39,804,864

Health Care Services 0.96%
ADMI Corp. 2018 Term Loan B	8.446% (1 mo. USD Term SOFR + 3.00%)	4/30/2025	9,546,533	9,201,235
Fortrea Holdings, Inc. Term Loan B	8.992% (3 mo. USD Term SOFR + 3.75%)	7/1/2030	12,349,164	12,345,336
Select Medical Corp. 2023 Term Loan B1	8.331% (1 mo. USD Term SOFR + 3.00%)	3/6/2027	10,003,152	10,019,807
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	10.946% - 11.18% (1 mo. USD Term SOFR + 5.50%) (3 mo. USD Term SOFR + 5.50%)	10/1/2025	23,260,340	17,685,069
Total				49,251,447

Health Services 0.63%
Covetrus, Inc. Term Loan	10.242% (3 mo. USD Term SOFR + 5.00%)	10/13/2029	11,047,979	10,810,945
Heartland Dental LLC 2023 Term Loan B	10.314% (1 mo. USD Term SOFR + 5.00%)	4/28/2028	21,733,910	21,421,485
Total				32,232,430

Healthcare 8.10%
Athenahealth Group, Inc. 2022 Term Loan B	8.82% (1 mo. USD Term SOFR + 3.50%)	2/15/2029	32,256,540	31,920,427

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Bella Holding Co. LLC 2021 Term Loan B	9.181% (1 mo. USD Term SOFR + 3.75%)	5/10/2028	$9,231,581	$9,116,186
Canopy Growth Corp. Term Loan (Canada)(c)	14.183% (3 mo. USD LIBOR + 8.50%)	3/18/2026	5,663,052	4,742,806
CCRR Parent, Inc. Term Loan B	9.196% (1 mo. USD Term SOFR + 3.75%)	3/6/2028	12,983,580	12,507,472
CNT Holdings I Corp. 2020 2nd Lien Term Loan	12.05% (3 mo. USD Term SOFR + 6.75%)	11/6/2028	10,539,122	10,565,470
CNT Holdings I Corp. 2020 Term Loan	8.80% (3 mo. USD Term SOFR + 3.50%)	11/8/2027	6,536,243	6,535,655
Da Vinci Purchaser Corp. 2019 Term Loan	9.32% (1 mo. USD Term SOFR + 4.00%)	1/8/2027	9,423,140	9,352,466
Dermatology Intermediate Holdings III, Inc. 2022 Delayed Draw Term Loan	9.492% - 9.62% (3 mo. USD Term SOFR + 4.25%)	3/30/2029	1,897,700	1,890,109
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.619% (3 mo. USD Term SOFR + 4.25%)	3/30/2029	10,133,387	10,092,853
Electron BidCo, Inc. 2021 Term Loan	8.446% (1 mo. USD Term SOFR + 3.00%)	11/1/2028	11,718,077	11,702,550
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.946% (1 mo. USD Term SOFR + 4.50%)	2/4/2027	20,935,996	20,517,276
Gainwell Acquisition Corp. Term Loan B	9.342% (3 mo. USD Term SOFR + 4.00%)	10/1/2027	11,877,114	11,713,804
Global Medical Response, Inc. 2020 Term Loan B	9.78% (3 mo. USD Term SOFR + 4.25%)	10/2/2025	18,172,902	12,889,131
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)	9.592% (3 mo. USD Term SOFR + 4.25%)	8/19/2028	19,733,968	19,746,796
Insulet Corp. Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)	5/4/2028	8,967,909	8,992,571

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
LSCS Holdings, Inc. 2021 1st Lien Term Loan	9.946% (1 mo. USD Term SOFR + 4.61%)		12/16/2028	$9,599,524	$9,479,578
MDVIP, Inc. 2021 Term Loan	8.946% (1 mo. USD Term SOFR + 3.50%)		10/16/2028	10,048,629	10,047,372
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.446% (1 mo. USD Term SOFR + 4.00%)		12/18/2028	12,541,902	10,723,326
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.773% (3 mo. USD Term SOFR + 3.25%)		11/1/2028	9,059,938	8,710,315
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	12.523% (3 mo. USD Term SOFR + 7.00%)		11/1/2029	8,000,000	7,213,360
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	12.592% (3 mo. USD Term SOFR + 7.25%)		3/2/2029	5,832,027	3,499,216
Navicure, Inc. 2019 Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)		10/22/2026	13,942,559	13,965,843
Pacific Dental Services LLC 2021 Term Loan	8.943% (1 mo. USD Term SOFR + 3.50%)		5/5/2028	10,262,959	10,301,497
Parexel International Corp. 2021 1st Lien Term Loan	8.696% (1 mo. USD Term SOFR + 3.25%)		11/15/2028	19,984,638	19,953,462
Pathway Vet Alliance LLC 2021 Term Loan	9.196% (1 mo. USD Term SOFR + 3.75%)		3/31/2027	11,421,773	10,605,573
Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan	11.681% (1 mo. USD Term SOFR + 6.25%)		2/13/2026	2,425,118	2,385,104
PetVet Care Centers LLC 2021 Term Loan B3	8.931% (1 mo. USD Term SOFR + 3.50%)		2/14/2025	8,785,132	8,737,560
Physician Partners LLC Term Loan	–	(h)	12/23/2028	14,194,544	13,307,384
Press Ganey Holdings, Inc. 2021 Term Loan B	9.196% - 9.43% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		7/24/2026	2,849,661	2,789,105
Press Ganey Holdings, Inc. 2022 Incremental Term Loan	9.181% - 9.32% (3 mo. USD Term SOFR + 3.75%)		7/24/2026	6,629,577	6,492,842

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	9.378% (3 mo. USD Term SOFR + 3.75%)	11/16/2025	$18,765,178	$18,640,859
Southern Veterinary Partners LLC Term Loan	9.446% (1 mo. USD Term SOFR + 4.00%)	10/5/2027	13,794,647	13,794,647
Summit Behavioral Healthcare LLC 1st Lien Term Loan	10.429% (3 mo. USD Term SOFR + 4.75%)	11/24/2028	13,852,361	13,892,810
Surgery Center Holdings, Inc. 2021 Term Loan	9.179% (1 mo. USD Term SOFR + 3.75%)	8/31/2026	9,957,959	9,988,480
Verscend Holding Corp. 2021 Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)	8/27/2025	21,113,140	21,135,731
Zelis Healthcare Corp. 2021 Term Loan	8.946% (1 mo. USD Term SOFR + 3.50%)	9/30/2026	15,515,847	15,545,715
Total				413,495,351

Housewares 0.15%
Springs Windows Fashions LLC 2021 Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)	10/6/2028	9,423,479	7,886,274

Housing 2.24%
Cornerstone Building Brands, Inc. 2021 Term Loan B	8.661% (1 mo. USD Term SOFR + 3.75%)	4/12/2028	15,989,218	15,654,484
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	9.254% (3 mo. USD Term SOFR + 3.75%)	12/22/2028	7,576,258	7,532,846
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	12.254% (3 mo. USD Term SOFR + 6.75%)	12/21/2029	8,019,639	7,177,577	(i)
LBM Acquisition LLC Term Loan B	9.181% (1 mo. USD Term SOFR + 3.75%)	12/17/2027	20,555,814	20,034,827
Oscar AcquisitionCo LLC Term Loan B	9.842% (3 mo. USD Term SOFR + 4.50%)	4/29/2029	9,006,824	8,990,566
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	8.071% (1 mo. USD Term SOFR + 2.63%)	2/1/2027	12,356,541	12,365,006

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Housing (continued)
Quikrete Holdings, Inc. 2021 Term Loan B1	8.32% (1 mo. USD Term SOFR + 3.00%)		3/18/2029	$14,704,845	$14,733,667
Solis IV BV USD Term Loan B1 (Netherlands)(c)	8.891% (3 mo. USD Term SOFR + 3.50%)		2/26/2029	14,619,856	14,245,296
SRS Distribution, Inc. 2021 Term Loan B	8.946% (1 mo. USD Term SOFR + 3.50%)		6/2/2028	5,050,740	4,991,292
White Cap Buyer LLC Term Loan B	9.081% (1 mo. USD
	Term SOFR + 3.75%)		10/19/2027	8,504,341	8,504,341
Total					114,229,902

Information Technology 7.56%
Altar Bidco, Inc. 2021 Term Loan	–	(h)	2/1/2029	17,812,801	17,768,269
AP Core Holdings II LLC Amortization Term Loan B1	10.946% (1 mo. USD Term SOFR + 5.50%)		9/1/2027	4,828,063	4,747,338
AP Core Holdings II LLC High-Yield Term Loan B2	10.946% (1 mo. USD Term SOFR + 5.50%)		9/1/2027	17,050,622	16,613,700
Apttus Corp. 2021 Term Loan	9.446% (1 mo. USD Term SOFR + 4.00%)		5/8/2028	17,377,033	17,022,975
Ascend Learning LLC 2021 Term Loan	8.931% (1 mo. USD Term SOFR + 3.50%)		12/11/2028	9,060,261	8,744,783
Banff Merger Sub, Inc. 2021 USD Term Loan	9.196% (1 mo. USD Term SOFR + 3.75%)		10/2/2025	13,689,277	13,701,871
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	12.369% (3 mo. USD Term SOFR + 7.00%)		8/15/2030	9,907,507	8,909,028
Barracuda Networks, Inc. 2022 Term Loan	9.869% (3 mo. USD Term SOFR + 4.50%)		8/15/2029	6,810,718	6,728,785
Cloud Software Group, Inc. 2022 USD Term Loan B	9.842% (3 mo. USD Term SOFR + 4.50%)		3/30/2029	37,294,285	35,988,985
Cloudera, Inc. 2021 Term Loan	9.181% (1 mo. USD Term SOFR + 3.75%)		10/8/2028	20,779,541	20,396,470
ConnectWise LLC 2021 Term Loan B	8.946% (1 mo. USD Term SOFR + 3.50%)		9/29/2028	12,824,069	12,627,669

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Ensono LP 2021 Term Loan	9.446% (1 mo. USD Term SOFR + 4.00%)	5/26/2028	$50,000	$47,208
Epicor Software Corp. 2020 2nd Lien Term Loan	13.181% (1 mo. USD Term SOFR + 7.75%)	7/31/2028	7,775,953	7,837,305
Epicor Software Corp. 2020 Term Loan	8.696% (1 mo. USD Term SOFR + 3.25%)	7/30/2027	5,861,593	5,862,590
Greeneden U.S. Holdings II LLC 2020 USD Term Loan B4	9.446% (1 mo. USD Term SOFR + 4.00%)	12/1/2027	21,445,932	21,472,847
Houghton Mifflin Harcourt Publishing Co. 2022 Term Loan	10.681% (1 mo. USD Term SOFR + 5.25%)	4/9/2029	10,436,043	9,682,039
Informatica LLC 2021 USD Term Loan B	8.196% (1 mo. USD Term SOFR + 2.75%)	10/27/2028	8,336,882	8,340,801
McAfee LLC 2022 USD Term Loan B	9.168% (1 mo. USD Term SOFR + 3.75%)	3/1/2029	31,938,910	31,419,903
MKS Instruments, Inc. 2022 USD Term Loan B	8.179% (1 mo. USD Term SOFR + 2.75%)	8/17/2029	25,723,456	25,750,208
Polaris Newco LLC 2nd Lien Term Loan	14.773% (3 mo. USD Term SOFR + 9.25%)	6/4/2029	5,074,124	4,744,306
Project Boost Purchaser LLC 2019 Term Loan B	8.946% (1 mo. USD Term SOFR + 3.50%)	6/1/2026	9,634,290	9,633,086
RealPage, Inc. 1st Lien Term Loan	8.446% (1 mo. USD Term SOFR + 3.00%)	4/24/2028	21,702,688	21,496,730
Rocket Software, Inc. 2018 Term Loan	9.696% (3 mo. USD Term SOFR + 4.25%)	11/28/2025	15,672,854	15,690,251
Rocket Software, Inc. 2021 USD Incremental Term Loan B	9.696% (1 mo. USD Term SOFR + 4.25%)	11/28/2025	3,444,176	3,441,489
Storable, Inc. Term Loan B	8.742% - 8.84% (1 mo. USD Term SOFR + 3.50%) (3 mo. USD Term SOFR + 3.50%)	4/17/2028	12,174,095	12,073,902
Surf Holdings LLC USD Term Loan	8.927% (1 mo. USD Term SOFR + 3.50%)	3/5/2027	14,152,113	14,145,815

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Tenable Holdings, Inc. Term Loan B	8.196% (1 mo. USD Term SOFR + 2.75%)		7/7/2028	$9,953,634	$9,934,971
Ultimate Software Group, Inc. 2021
Term Loan	8.618% (3 mo. USD Term SOFR + 3.25%)		5/4/2026	21,284,910	21,314,602
Total					386,137,926

Insurance 2.22%
Acrisure LLC 2020 Term Loan B	8.946% (1 mo. USD SOFR + 3.50%)		2/15/2027	9,244,571	9,081,959
Amynta Agency Borrower, Inc. 2023 Term Loan B	10.431% (1 mo. USD Term SOFR + 5.00%)		2/28/2028	19,640,539	19,644,074
AssuredPartners, Inc. 2022 Term Loan B4	9.581% (1 mo. USD Term SOFR + 4.25%)		2/12/2027	6,536,632	6,561,144
Asurion LLC 2023 Term Loan B11	9.681% (1 mo. USD Term SOFR + 4.25%)		8/19/2028	26,181,100	25,342,520
HUB International Ltd. 2023 Term Loan B	9.584% (3 mo. USD Term SOFR + 4.25%)		6/20/2030	13,493,641	13,553,418
Jones Deslauriers Insurance Management, Inc. 2023 Term Loan B (Canada)(c)	–	(h)	3/15/2030	6,582,398	6,611,229
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	9.081% (1 mo. USD Term SOFR + 3.75%)		2/24/2028	23,111,229	23,181,372
USI, Inc. 2022 Incremental Term Loan	–	(h)	11/22/2029	9,518,772	9,538,428
Total					113,514,144

Integrated Energy 0.18%
Esdec Solar Group BV Term Loan B (Netherlands)(c)	9.96% (3 mo. USD LIBOR + 4.75%)		8/30/2028	9,309,657	9,344,568

Internet 1.43%
Arches Buyer, Inc. 2021 Term Loan B	8.681% (1 mo. USD Term SOFR + 3.25%)		12/6/2027	9,418,155	9,176,815
Imperva, Inc. 1st Lien Term Loan	–	(h)	1/12/2026	9,439,000	9,475,387
Imperva, Inc. 2nd Lien Term Loan	13.395%		1/11/2027	4,413,216	4,435,282
MH Sub I LLC 2021 2nd Lien Term Loan	–	(h)	2/23/2029	6,571,848	5,763,511

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Internet (continued)
MH Sub I LLC 2023 Term Loan	9.581% (1 mo. USD Term SOFR + 4.25%)		5/3/2028		$26,993,266	$25,989,522
Uber Technologies, Inc. 2023 Term Loan B	7.999% - 8.03% (3 mo. USD Term SOFR + 2.75%)		3/3/2030		17,991,118	18,044,822
Total						72,885,339

Internet Companies 0.64%
LSF11 Trinity Bidco, Inc. Term Loan	9.813% (1 mo. USD Term SOFR + 4.50%)		6/14/2030		17,432,000	17,475,580
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.681% (1 mo. USD Term SOFR + 6.25%)		11/5/2029		16,630,361	15,393,478
Total						32,869,058

Investment Management Companies 0.10%
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(d)	4.859% (6 mo. EUR EURIBOR + 2.00%)		12/31/2027	EUR	9,223,893	5,226,010

Leisure 0.25%
Carnival Corp. 2021 Incremental Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)		10/18/2028		$12,832,361	12,826,394

Leisure Time 0.81%
Amer Sports Oyj EUR Term Loan B(d)	7.648% (6 mo. EUR EURIBOR + 4.00%)		3/30/2026	EUR	12,845,000	13,934,263
Carnival Corp. 2023 Term Loan B	8.317% (3 mo. USD Term SOFR + 3.00%)		8/8/2027		$10,466,567	10,470,492
Life Time Fitness, Inc. 2023 Term Loan B	10.611% (3 mo. USD Term SOFR + 4.75%)		1/15/2026		6,544,546	6,582,734
Topgolf Callaway Brands Corp. Term Loan B	8.931% (1 mo. USD Term SOFR + 3.50%)		3/15/2030		10,285,669	10,293,023
Total						41,280,512

Lodging 0.42%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	9.196% (1 mo. USD Term SOFR + 3.75%)		2/2/2026		50,000	47,725
Four Seasons Hotels Ltd. 2022 Term Loan B (Canada)(c)	–	(h)	11/30/2029		10,074,836	10,101,081
Spectacle Gary Holdings LLC 2021 Term Loan B	9.769% (3 mo. USD Term SOFR + 4.25%)		12/10/2028		11,414,462	11,171,905
Total						21,320,711

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Machinery: Diversified 0.66%
Chart Industries, Inc. 2023 Term Loan B	9.164% (1 mo. USD Term SOFR + 3.75%)		3/15/2030	$16,356,280	$16,386,948
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.538% (3 mo. USD LIBOR + 6.00%)		5/21/2029	5,293,308	5,174,209	(i)
LSF12 Badger Bidco LLC Term Loan B	–	(h)	9/2/2030	12,193,596	12,102,144
Project Castle, Inc. Term Loan B	10.742% - 10.75% (3 mo. USD Term SOFR + 5.50%)		6/1/2029	50,000	43,562
Total					33,706,863

Manufacturing 4.69%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	–	(h)	12/20/2029	4,316,475	4,359,640
Camelot U.S. Acquisition LLC 2020 Incremental Term Loan B	8.446% (1 mo. USD Term SOFR + 3.00%)		10/30/2026	4,957,818	4,962,925
Camelot U.S. Acquisition LLC Term Loan B	8.446% (1 mo. USD Term SOFR + 3.00%)		10/30/2026	3,927,712	3,932,838
Chamberlain Group, Inc. Term Loan B	8.681% (1 mo. USD Term SOFR + 3.25%)		11/3/2028	19,395,040	19,227,370
CMG Media Corp. 2021 Term Loan	8.842% (3 mo. USD Term SOFR + 3.50%)		12/17/2026	10,020,677	9,348,490
CSC Holdings LLC 2017 Term Loan B1	7.675% (1 mo. USD SOFR + 2.25%)		7/17/2025	13,985,509	13,513,498
DirecTV Financing LLC Term Loan	10.446% (1 mo. USD Term SOFR + 5.00%)		8/2/2027	25,556,400	25,296,491
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	9.038% (3 mo. USD LIBOR + 3.50%)		5/19/2028	7,776,674	7,761,393
iHeartCommunications, Inc. 2020 Term Loan	8.446% (1 mo. USD Term SOFR + 3.00%)		5/1/2026	2,817,798	2,522,380
II-VI, Inc. 2022 Term Loan B	8.196%		7/2/2029	15,006,003	15,004,127
Intelsat Jackson Holdings SA 2021 Exit Term Loan B (Luxembourg)(c)	–	(h)	2/1/2029	14,939,099	14,957,773
MJH Healthcare Holdings LLC 2022 Term Loan B	–	(h)	1/28/2029	11,816,154	11,801,384

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Manufacturing (continued)
Nexstar Broadcasting, Inc. 2019 Term Loan B4	7.946% (1 mo. USD Term SOFR + 2.50%)	9/18/2026		$10,006,435	$10,036,355
Pro Mach Group, Inc. 2021 Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)	8/31/2028		9,505,933	9,538,015
SPX Flow, Inc. 2022 Term Loan	9.931% (1 mo. USD Term SOFR + 4.50%)	4/5/2029		20,208,678	20,218,782
Tiger Acquisition LLC 2021 Term Loan	8.681% (1 mo. USD Term SOFR + 3.25%)	6/1/2028		13,455,854	13,288,531
Titan Acquisition Ltd. 2018 Term Loan B (Canada)(c)	8.731% (3 mo. USD LIBOR + 3.00%)	3/28/2025		14,015,718	13,948,863
Univision Communications, Inc. 2022 First Lien Term Loan B	9.492% (3 mo. USD Term SOFR + 4.25%)	6/24/2029		124,372	124,255
Vertical U.S. Newco, Inc. Term Loan B	9.381% (6 mo. USD Term SOFR + 3.50%)	7/30/2027		10,587,710	10,587,022
Virgin Media Bristol LLC USD Term Loan N	7.925% (1 mo. USD Term SOFR + 2.50%)	1/31/2028		19,935,077	19,416,765
Vue International Bidco PLC 2022 EUR Term Loan(d)	11.086% (6 mo. EUR EURIBOR + 8.00%)	6/30/2027	EUR	1,611,847	1,670,606
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan	8.196% (1 mo. USD Term SOFR + 2.75%)	5/18/2025		$7,699,136	7,699,752
Total					239,217,255

Media 0.99%
Gray Television, Inc. 2021 Term Loan D	8.433% (1 mo. USD Term SOFR + 3.00%)	12/1/2028		14,941,097	14,797,065
McGraw-Hill Global Education Holdings LLC 2021 Term Loan	10.196% (1 mo. USD Term SOFR + 4.75%)	7/28/2028		11,825,414	11,617,286
Radiate Holdco LLC 2021 Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)	9/25/2026		13,140,386	10,822,488
Univision Communications, Inc. 2021 First Lien Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)	3/15/2026		13,213,751	13,248,635
Total					50,485,474

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Metal Fabricate/Hardware 0.17%
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(g)	–	(h)	3/31/2028	$2,609,502	$2,542,647
Tank Holding Corp. 2023 Incremental Term Loan	11.415% (1 mo. USD Term SOFR + 6.00%)		3/31/2028	6,073,616	5,918,010
Total					8,460,657

Metals/Minerals 0.04%
Zekelman Industries, Inc. 2020 Term Loan	7.426% (1 mo. USD Term SOFR + 2.00%)		1/24/2027	2,066,977	2,058,099

Mining & Metals 0.26%
Arsenal AIC Parent LLC Term Loan	9.879% (3 mo. USD Term SOFR + 4.50%)		8/18/2030	13,217,678	13,247,418

Miscellaneous Manufacture 0.15%
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	–	(h)	9/6/2025	50,000	48,643
MB Aerospace Holdings II Corp. Term Loan	–	(h)	1/22/2025	7,457,471	7,460,566
Total					7,509,209

Oil & Gas 0.58%
Par Petroleum LLC 2023 Term Loan B	9.773% (3 mo. USD Term SOFR + 4.25%)		2/28/2030	12,329,273	12,280,510
Parkway Generation LLC Term Loan B	10.196% (1 mo. USD Term SOFR + 4.75%)		2/18/2029	15,504,702	15,425,783
Parkway Generation LLC Term Loan C	10.196% (1 mo. USD Term SOFR + 4.75%)		2/18/2029	2,042,445	2,032,049
Total					29,738,342

Packaging 0.35%
Clydesdale Acquisition Holdings, Inc. Term Loan B	9.606% (1 mo. USD Term SOFR + 4.18%)		4/13/2029	16,191,458	16,106,857
Graham Packaging Co., Inc. 2021 Term Loan	8.217%		8/4/2027	1,868,763	1,867,016
Total					17,973,873

Personal & Household Products 0.48%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	9.063% (1 mo. USD Term SOFR + 3.75%)		7/31/2028	24,534,206	24,490,412

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 1.57%
Elanco Animal Health, Inc. Term Loan B	7.168%		8/1/2027	$10,141,056	$10,057,088
Jazz Financing Lux Sarl USD Term Loan (Luxembourg)(c)	8.946% (1 mo. USD Term SOFR + 3.50%)		5/5/2028	23,488,524	23,517,885
Option Care Health, Inc. 2021 Term Loan B	8.196% (1 mo. USD Term SOFR + 2.75%)		10/27/2028	10,289,229	10,327,813
Organon & Co. USD Term Loan	8.431% (1 mo. USD Term SOFR + 3.00%)		6/2/2028	16,866,093	16,924,112
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	9.004% (3 mo. USD Term SOFR + 3.50%)		11/30/2027	19,600,594	19,539,343
Total					80,366,241

Pipelines 0.71%
Brazos Delaware II LLC 2023 Term Loan B	9.063% (1 mo. USD Term SOFR + 3.75%)		2/11/2030	14,992,735	14,850,829
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan	8.682% (1 mo. USD Term SOFR + 3.25%)		10/5/2028	21,406,718	21,439,470
Total					36,290,299

Real Estate 0.11%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B	9.331% (1 mo. USD Term SOFR + 4.00%)		1/31/2030	5,540,495	5,526,644	(i)

Real Estate Investment Trusts 0.03%
Blackstone Mortgage Trust, Inc. 2022 Term Loan B4	8.819% (3 mo. USD Term SOFR + 3.50%)		5/9/2029	1,661,000	1,640,238

Retail 2.83%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	–	(h)	12/21/2028	10,446,607	10,464,053
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(c)	8.877% (3 mo. USD Term SOFR + 3.25%)		4/28/2028	11,838,772	11,821,487
Dave & Buster’s, Inc. 2023 Term Loan	9.188% (1 mo. USD Term SOFR + 3.75%)		6/29/2029	5,133,891	5,145,442
Evergreen Acqco 1 LP 2021 USD Term Loan	10.754% (3 mo. USD Term SOFR + 5.25%)		4/26/2028	3,051,548	3,079,531

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail (continued)
Flynn Restaurant Group LP 2021 Term Loan B	9.696% (1 mo. USD Term SOFR + 4.25%)		12/1/2028	$18,157,272	$18,095,719
Foundation Building Materials Holding Co. LLC 2021 Term Loan	8.696% - 8.88% (1 mo. USD Term SOFR + 3.25%)		1/31/2028	9,588,079	9,522,161
Great Outdoors Group LLC 2021 Term Loan B1	9.196% (1 mo. USD Term SOFR + 3.75%)		3/6/2028	9,707,004	9,694,870
Harbor Freight Tools USA, Inc. 2021 Term Loan B	–	(h)	10/19/2027	50,000	49,830
IRB Holding Corp. 2022 Term Loan B	8.431% (1 mo. USD Term SOFR + 3.00%)		12/15/2027	10,901,509	10,857,794
K-Mac Holdings Corp. 2021 Term Loan	8.696% (1 mo. USD SOFR + 3.25%)		7/21/2028	9,573,905	9,456,051
Petco Health & Wellness Co., Inc. 2021 Term Loan B	8.754% (3 mo. USD Term SOFR + 3.25%)		3/3/2028	15,884,024	15,816,597
PetSmart, Inc. 2021 Term Loan B	9.181% (1 mo. USD Term SOFR + 3.75%)		2/11/2028	20,693,062	20,678,059
RVR Dealership Holdings LLC Term Loan B	10.747% (3 mo. USD Term SOFR + 5.50%)		2/8/2028	50,000	45,656
Torrid LLC 2021 Term Loan B	11.003% - 11.26% (3 mo. USD Term SOFR + 5.50%) (6 mo. USD Term SOFR + 5.50%)		6/14/2028	12,490,238	10,554,251
Whatabrands LLC 2021 Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)		8/3/2028	9,466,967	9,476,481
Total					144,757,982

Service 4.57%
Amentum Government Services Holdings LLC 2022 Term Loan	9.314% (1 mo. USD Term SOFR + 4.00%)		2/15/2029	16,821,890	16,513,544
AppLovin Corp. 2021 Term Loan B	8.431% (1 mo. USD Term SOFR + 3.10%)		10/25/2028	22,352,954	22,347,366
Blackhawk Network Holdings, Inc. 2018 2nd Lien Term Loan	12.413% (1 mo. USD Term SOFR + 7.00%)		6/15/2026	13,754,734	13,468,911

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Service (continued)
Brown Group Holding LLC 2022 Incremental Term Loan B2	9.119% - 9.17% (3 mo. USD Term SOFR + 3.75%)	7/2/2029	$10,913,536	$10,920,357
DTI Holdco, Inc. 2022 Term Loan	10.119% (3 mo. USD Term SOFR + 4.75%)	4/26/2029	15,285,522	14,822,829
Dun & Bradstreet Corp. 2022 Incremental Term Loan B2	8.32% (1 mo. USD Term SOFR + 3.00%)	1/18/2029	9,428,298	9,437,727
Harsco Corp. 2021 Term Loan	7.696% (1 mo. USD Term SOFR + 2.25%)	3/10/2028	12,270,128	12,172,581
Magnite, Inc. Term Loan	10.446% - 10.93% (1 mo. USD Term SOFR + 5.00%) (3 mo. USD LIBOR + 5.00%)	4/28/2028	14,703,854	14,713,044
Prime Security Services Borrower LLC 2021 Term Loan	8.182% (1 mo. USD Term SOFR + 2.75%)	9/23/2026	10,042,950	10,057,061
Red Planet Borrower LLC Term Loan B	9.181% (1 mo. USD Term SOFR + 3.75%)	10/2/2028	16,732,625	15,868,050
Renaissance Holding Corp. 2018 2nd Lien Term Loan	12.431% (1 mo. USD Term SOFR + 7.00%)	5/29/2026	9,658,831	9,634,684
Renaissance Holding Corp. 2023 Refi Term Loan	9.992% (3 mo. USD Term SOFR + 4.75%)	4/5/2030	12,447,182	12,485,146
Sabre Global, Inc. 2022 1st Lien Term Loan B	10.431% (1 mo. USD Term SOFR + 5.00%)	6/30/2028	10,605,924	9,426,015
Sophia LP 2021 Term Loan B	9.038% (3 mo. USD LIBOR + 3.50%)	10/7/2027	17,190,751	17,187,226
SRS Distribution, Inc. 2022 Incremental Term Loan	8.931% (1 mo. USD Term SOFR + 3.50%)	6/2/2028	16,206,071	16,023,753
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	9.538% (3 mo. USD LIBOR + 4.00%)	7/30/2025	17,292,726	17,307,165
Team Health Holdings, Inc. 2022 Term Loan B	10.581% (1 mo. USD Term SOFR + 5.25%)	3/2/2027	6,846,362	5,505,981
Weld North Education LLC 2021 Term Loan B	9.196% (1 mo. USD Term SOFR + 3.75%)	12/21/2027	5,621,793	5,562,652
Total				233,454,092

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 3.76%
Applied Systems, Inc. 2022 Extended 1st Lien Term Loan	9.742% (3 mo. USD Term SOFR + 4.50%)		9/18/2026	$14,003,025	$14,074,090
AppLovin Corp. 2023 Term Loan B	8.465% (3 mo. USD Term SOFR + 3.10%)		8/14/2030	4,782,896	4,775,124
Banff Merger Sub, Inc. 2021 USD 2nd Lien Term Loan	10.946% (1 mo. USD Term SOFR + 5.50%)		2/27/2026	9,419,619	9,347,324
CDK Global, Inc. 2022 USD Term Loan B	9.492% (3 mo. USD Term SOFR + 4.25%)		7/6/2029	18,435,529	18,469,727
Cvent, Inc. 2023 Term Loan B	9.004% (3 mo. USD Term SOFR + 3.75%)		6/17/2030	14,154,858	14,084,084
ECL Entertainment LLC Term Loan	–	(h)	5/1/2028	8,925,387	8,988,624
Epicor Software Corp. 2023 Incremental Term Loan	–	(h)	7/30/2027	4,095,615	4,106,509
Finastra USA, Inc. USD 1st Lien Term Loan	–	(h)	6/13/2024	4,736,496	4,736,022
Finastra USA, Inc. USD 2nd Lien Term Loan	–	(h)	6/13/2025	4,618,691	4,621,578
Mitchell International, Inc. 2021 Term Loan B	9.196% (1 mo. USD Term SOFR + 3.75%)		10/15/2028	22,197,460	21,909,891
Mitchell International, Inc. 2023 Add on Term Loan	9.182% (3 mo. USD Term SOFR + 3.75%)		10/15/2028	4,000,000	3,948,180
Mosel Bidco SE USD Term Loan B (Germany)(c)	–	(h)	8/1/2030	8,014,727	8,014,727
Open Text Corp. 2023 Term Loan B (Canada)(c)	8.181% (1 mo. USD Term SOFR + 2.75%)		1/31/2030	14,731,969	14,765,778
Playtika Holding Corp. 2021 Term Loan	8.196% (1 mo. USD Term SOFR + 2.75%)		3/13/2028	20,141,805	20,154,394
Quartz Acquireco LLC Term Loan B	8.82% (1 mo. USD Term SOFR + 3.50%)		6/28/2030	13,711,214	13,728,353
Roper Industrial Products Investment Co. LLC USD Term Loan	9.742% (3 mo. USD Term SOFR + 4.50%)		11/22/2029	12,567,141	12,599,502
Ultimate Software Group, Inc. 2021 2nd Lien Term Loan	10.618% (3 mo. USD Term SOFR + 5.25%)		5/3/2027	13,494,991	13,460,106
Total					191,784,013

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date		Principal Amount	Fair Value
Software/Services 0.43%
Proofpoint, Inc. 1st Lien Term Loan	8.696% (1 mo. USD Term SOFR + 3.25%)	8/31/2028		$13,511,175	$13,398,559
Proofpoint, Inc. 2nd Lien Term Loan	11.696% (1 mo. USD Term SOFR + 6.25%)	8/31/2029		8,336,420	8,329,918
Total					21,728,477

Specialty Retail 0.16%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	13.631% (3 mo. USD Term SOFR + 8.00%)	9/10/2027		8,141,677	8,111,146

Telecommunications 1.97%
Altice France SA 2023 USD Term Loan B14 (France)(c)	10.808% (3 mo. USD Term SOFR + 5.50%)	8/15/2028		12,726,441	11,183,423
Carriage Purchaser, Inc. 2021 Term Loan B	9.696% (1 mo. USD Term SOFR + 4.25%)	9/30/2028		3,032,663	2,980,547
CenturyLink, Inc. 2020 Term Loan B	7.696% (1 mo. USD Term SOFR + 2.25%)	3/15/2027		25,752,286	16,939,339
Fastlane Parent Co., Inc. 2018 Add On 1st Lien Term Loan	9.946% (1 mo. USD Term SOFR + 4.50%)	2/4/2026		12,183,988	12,182,709
Frontier Communications Corp. 2021 1st Lien Term Loan	9.196% (1 mo. USD Term SOFR + 3.75%)	10/8/2027		14,712,849	14,365,405
Kenan Advantage Group, Inc. 2021 Term Loan B1	9.477% (3 mo. USD Term SOFR + 3.75%)	3/24/2026		8,030,729	8,031,372
Lorca Holdco Ltd. 2021 EUR Term Loan B2(d)	7.522% (6 mo. EUR EURIBOR + 3.70%)	9/17/2027	EUR	1,465,000	1,577,795
Lorca Holdco Ltd. EUR Term Loan B1(d)	8.022% (6 mo. EUR EURIBOR + 4.20%)	9/17/2027	EUR	7,785,000	8,456,864
Northwest Fiber LLC 2021 Term Loan	9.18% (1 mo. USD Term SOFR + 3.75%)	4/30/2027		$14,364,081	14,007,923
Truck Hero, Inc. 2021 Term Loan B	9.196% (1 mo. USD Term SOFR + 3.75%)	1/31/2028		10,937,536	10,627,676
Total					100,353,053

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Transportation 0.05%
AIT Worldwide Logistics, Inc. 2021 Term Loan	9.446% (1 mo. USD Term SOFR + 4.00%)	4/6/2028	$50,000	$49,521
Kenan Advantage Group, Inc. 2023 Term Loan B2	9.727% (3 mo. USD Term SOFR + 4.00%)	3/24/2026	2,347,761	2,353,642
LaserShip, Inc. 2021 Term Loan	9.446% (1 mo. USD Term SOFR + 4.00%)	5/7/2028	50,000	43,738
Total				2,446,901

Utilities 0.27%
Talen Energy Supply LLC 2023 Term Loan B	9.877% (3 mo. USD Term SOFR + 4.50%)	5/17/2030	9,548,728	9,594,753
Talen Energy Supply LLC 2023 Term Loan C	9.877% (3 mo. USD Term SOFR + 4.50%)	5/17/2030	4,255,711	4,276,224
Total				13,870,977

Utility 0.39%
Astoria Energy LLC 2020 Term Loan B	8.946% (1 mo. USD Term SOFR + 3.50%)	12/10/2027	11,152,240	11,126,088
Pacific Gas & Electric Co. 2020 Term Loan B1	8.446% (1 mo. USD Term SOFR + 3.00%)	6/23/2025	8,597,203	8,603,780
Total				19,729,868
Total Floating Rate Loans (cost $4,152,196,065)				4,111,536,277

	Dividend Rate		Shares
PREFERRED STOCKS 0.60%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon		268,120	6,300,820
ACBL Holdings Corp.	Zero Coupon		444,753	24,461,415
Total Preferred Stocks (cost $17,821,825)				30,762,235

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	10/16/2025	12,651	$6,326

Miscellaneous Financials 0.00%
Utex Industries*	114.76	12/3/2025	57,340	345,760

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	3.50		147,340	392,882
Total Warrants (cost $652,304)				744,968
Total Long-Term Investments (cost $4,715,669,796)				4,676,160,144

			Principal Amount
SHORT-TERM INVESTMENTS 9.74%

REPURCHASE AGREEMENTS 8.72%
Repurchase Agreement dated 8/31/2023, 5.280% due 9/1/2023 with Barclays Bank PLC collateralized by $302,564,000 of U.S. Treasury Note at 4.125% due 8/31/2030; value: $300,899,898; proceeds: $295,043,167 (cost $294,999,900)			$294,999,900	294,999,900
Repurchase Agreement dated 8/31/2023, 5.270% due 9/1/2023 with Barclays Bank PLC collateralized by $124,173,000 of U.S. Treasury Note at 5.000% due 8/31/2025; value: $124,439,972; proceeds: $122,017,832 (cost $121,999,973)			121,999,973	121,999,973
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $31,411,400 of U.S. Treasury Note at 0.250% due 10/31/2025; value: $28,516,142; proceeds: $27,959,132 (cost $27,956,958)			27,956,958	27,956,958
Total Repurchase Agreements (cost $444,956,831)				444,956,831

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Investments	Shares	Fair Value
Money Market Funds 0.92%
Fidelity Government Portfolio(l) (cost $47,150,595)	47,150,595	$47,150,595

Time Deposits 0.10%
CitiBank N.A.(l) (cost $5,238,955)	5,238,955	5,238,955
Total Short-Term Investments (cost $497,346,381)		497,346,381
Total Investments in Securities 101.32% (cost $5,213,016,177)		5,173,506,525
Less Unfunded Loan Commitments (0.07%) (cost $3,450,876)		(3,422,723)
Net Investments in Securities 101.25% (cost $5,209,565,301)		5,170,083,802
Other Assets and Liabilities – Net(m) (1.25)%		(64,224,221)
Net Assets 100.00%		$5,105,859,581

EUR	Euro.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $387,913,662, which represents 7.60% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(g)	Security partially/fully unfunded.
(h)	Interest Rate to be determined.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Amount less than $1.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Centrally Cleared Interest Rate Swap Contracts at August 31, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America(1)	4.523%	12-Month USD SOFR Index	2/15/2026	$6,972,000	$4,032
Bank of America(1)	4.494%	12-Month USD SOFR Index	4/1/2025	8,021,000	65,080
Bank of America(1)	4.447%	12-Month USD SOFR Index	6/15/2025	10,186,000	77,770
Bank of America(1)	4.440%	12-Month USD SOFR Index	6/25/2025	12,041,000	90,639
Bank of America(1)	4.372%	12-Month USD SOFR Index	9/15/2024	16,284,000	158,314
Bank of America(1)	4.265%	12-Month USD SOFR Index	5/1/2026	12,207,000	70,430
Bank of America(1)	4.217%	12-Month USD SOFR Index	8/15/2026	7,668,000	34,451
Bank of America(1)	4.214%	12-Month USD SOFR Index	9/1/2026	7,970,000	33,548
Bank of America(1)	4.203%	12-Month USD SOFR Index	10/15/2026	3,011,000	11,657
Bank of America(1)	4.021%	12-Month USD SOFR Index	4/26/2028	10,478,000	17,357
Bank of America(1)	4.013%	12-Month USD SOFR Index	5/15/2028	5,401,000	9,454
Bank of America(1)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	11,734
Bank of America(1)	3.987%	12-Month USD SOFR Index	8/1/2028	9,500,000	18,923
Bank of America(1)	3.974%	12-Month USD SOFR Index	4/1/2027	5,947,000	53,465
Bank of America(1)	3.940%	12-Month USD SOFR Index	8/15/2027	8,911,000	67,395
Bank of America(1)	3.925%	12-Month USD SOFR Index	5/1/2026	9,243,000	131,232
Bank of America(1)	3.890%	12-Month USD SOFR Index	7/15/2028	4,603,000	29,705
Bank of America(1)	3.866%	12-Month USD SOFR Index	10/30/2029	5,120,000	17,409
Bank of America(1)	3.843%	12-Month USD SOFR Index	2/15/2030	9,264,000	35,567
Bank of America(1)	3.825%	12-Month USD SOFR Index	6/15/2030	5,037,000	21,291
Bank of America(1)	3.815%	12-Month USD SOFR Index	8/1/2030	5,892,000	27,209
Bank of America(1)	3.814%	12-Month USD SOFR Index	8/1/2030	5,048,000	23,795
Bank of America(1)	3.805%	12-Month USD SOFR Index	11/1/2026	9,176,000	139,386
Bank of America(1)	3.794%	12-Month USD SOFR Index	12/1/2030	5,411,000	27,248
Bank of America(1)	3.767%	12-Month USD SOFR Index	7/15/2031	3,666,000	21,921
Bank of America(1)	3.636%	12-Month USD SOFR Index	1/20/2026	12,246,000	264,076
Bank of America(1)	3.599%	12-Month USD SOFR Index	2/1/2028	5,823,000	115,955
Bank of America(1)	3.317%	12-Month USD SOFR Index	4/30/2030	5,404,000	184,823
Bank of America(1)	2.498%	12-Month USD SOFR Index	10/15/2029	6,503,000	502,058
Bank of America(1)	2.496%	12-Month USD SOFR Index	12/1/2028	9,176,000	645,641
Bank of America(1)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	729,147
Bank of America(1)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	1,053,551
Bank of America(1)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	1,868,352
Bank of America(1)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	1,425,289
Bank of America(1)	1.152%	12-Month USD SOFR Index	10/15/2028	10,098,000	1,320,244
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$9,308,148

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America(1)	4.743%	12-Month USD SOFR Index	9/20/2025	$10,268,000	$(4,053)
Bank of America(1)	4.561%	12-Month USD SOFR Index	2/15/2026	12,318,000	(3,053)
Bank of America(1)	4.500%	12-Month USD SOFR Index	4/15/2026	8,228,000	(894)
Bank of America(1)	4.392%	12-Month USD SOFR Index	8/15/2026	3,607,000	(1,060)
Bank of America(1)	4.391%	12-Month USD SOFR Index	8/15/2026	5,933,000	(1,727)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(10,787)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Total Return Swap Contracts at August 31, 2023:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment	Unrealized Appreciation	Value
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	39,841	Long	9/20/2023	$7,500,000	$(96)	$302,885	$302,789
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	264,282	Long	9/20/2023	49,500,000	(646)	2,260,256	2,259,610
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	40,533	Long	9/20/2023	7,600,000	(107)	338,560	338,453
J.P. Morgan	IBOXX	12-Month USD SOFR Index	511,025	Long	9/20/2023	96,583,661	(1,205)	3,501,724	3,500,519
Morgan Stanley	IBOXX	12-Month USD SOFR Index	255,645	Long	9/20/2023	48,386,000	(600)	1,682,746	1,682,146
Morgan Stanley	IBOXX	12-Month USD SOFR Index	124,678	Long	9/20/2023	23,614,000	(291)	804,464	804,173
Morgan Stanley	IBOXX	12-Month USD SOFR Index	175,299	Long	9/20/2023	33,000,000	(422)	1,332,692	1,332,270
Morgan Stanley	IBOXX	12-Month USD SOFR Index	258,433	Long	9/20/2023	48,650,000	(622)	1,964,711	1,964,089
Total						$314,833,661	$(3,989)	$12,188,038	$12,184,049

*	iBoxx Leverage Loan Index.

SOFR Secured Overnight Financing Rate.

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

Forward Foreign Currency Exchange Contracts at August 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	9/13/2023	1,942,000	$2,101,182	$2,106,591	$5,409
Euro	Sell	Bank of America	9/13/2023	8,408,000	9,381,081	9,120,607	260,474
Euro	Sell	Morgan Stanley	9/13/2023	4,212,000	4,605,107	4,568,981	36,126
Euro	Sell	Morgan Stanley	9/13/2023	163,000	178,217	176,815	1,402
Euro	Sell	Morgan Stanley	9/13/2023	5,546,000	6,061,529	6,016,042	45,487
Euro	Sell	Morgan Stanley	9/13/2023	3,333,000	3,748,698	3,615,483	133,215
Euro	Sell	Morgan Stanley	9/13/2023	1,460,000	1,616,811	1,583,740	33,071
Euro	Sell	Morgan Stanley	9/13/2023	4,651,000	5,136,482	5,045,188	91,294
Euro	Sell	State Street Bank and Trust	9/13/2023	1,968,000	2,194,983	2,134,795	60,188
Euro	Sell	Toronto Dominion Bank	9/13/2023	2,477,000	2,725,609	2,686,934	38,675
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$705,341

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	9/13/2023	5,487,000	$6,037,245	$5,952,042	$(85,203)
Euro	Buy	Morgan Stanley	9/13/2023	8,838,000	9,684,296	9,587,051	(97,245)
Euro	Sell	Bank of America	9/13/2023	5,009,000	5,417,234	5,433,530	(16,296)
Euro	Sell	Morgan Stanley	9/13/2023	62,591,000	67,612,050	67,895,800	(283,750)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(482,494)

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$19,971,872	$–		$19,971,872
Common Stocks
Machinery	–	–	3,701,467		3,701,467
Transportation Infrastructure	–	–	4,284,450		4,284,450
Remaining Industries	–	19,206,209	–		19,206,209
Convertible Bonds	–	7,499,632	–		7,499,632
Corporate Bonds
Mining	–	–	–	(3)	– (3)
Remaining Industries	–	421,543,695	–		421,543,695
Exchange-Traded Funds	56,909,339	–	–		56,909,339
Floating Rate Loans
Commercial Services	–	109,782,436	5,656,673		115,439,109
Food and Tobacco	–	24,235,268	–	(4)	24,235,268
Housing	–	107,052,325	7,177,577		114,229,902
Machinery: Diversified	–	28,532,654	5,174,209		33,706,863
Real Estate	–	–	5,526,644		5,526,644
Remaining Industries	–	3,818,398,491	–		3,818,398,491
Less Unfunded Commitments	–	(3,422,723)	–		(3,422,723)
Preferred Stocks	–	30,762,235	–		30,762,235
Warrants	–	744,968	–		744,968
Short-Term Investments
Repurchase Agreements	–	444,956,831	–		444,956,831
Money Market Funds	47,150,595	–	–		47,150,595
Time Deposits	–	5,238,955	–		5,238,955
Total	$104,059,934	$5,034,502,848	$31,521,020		$5,170,083,802
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$9,308,148	$–		$9,308,148
Liabilities	–	(10,787)	–		(10,787)
Total Return Swaps Contracts
Assets	–	12,184,049	–		12,184,049
Liabilities	–	–	–		–
Forward Foreign Currency Exchange Contracts
Assets	–	705,341	–		705,341
Liabilities	–	(482,494)	–		(482,494)
Total	$–	$21,704,257	$–		$21,704,257

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero market value.
(4)	Amount less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND August 31, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Corporate Bonds	Floating Rate Loans	Warrants
Balance as of December 1, 2022	$3,145	$5	$79,179,145	$521,220
Accrued Discounts (Premiums)	–	–	105,152	–
Realized Gain (Loss)	–	–	499,913	–
Change in Unrealized Appreciation (Depreciation)	(23,619)	(5)	388,297	–
Purchases	–	–	10,325,088	–
Sales	–	–	(31,504,796)	–
Transfers into Level 3(a)	8,009,536	–	20,825,834	–
Transfers out of Level 3(a)	(3,145)	–	(56,283,530)	(521,220)
Balance as of August 31, 2023	$7,985,917	$–	$23,535,103	$–
Change in unrealized appreciation/ depreciation for the period ended August 31, 2023, related to Level 3 investments held at August 31, 2023	$(23,619)	$–	$471,668	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH YIELD FUND August 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.60%

COMMON STOCKS 4.45%

Aerospace & Defense 0.10%
Woodward, Inc.	33,424	$4,324,063

Automobile Components 0.05%
Chassix Holdings, Inc.*	465,820	1,960,171

Banks 0.12%
New York Community Bancorp, Inc.	417,723	5,129,638

Broadline Retail 0.10%
Vipshop Holdings Ltd. ADR*	274,975	4,341,855

Building Products 0.20%
PGT Innovations, Inc.*	147,090	4,146,467
Trex Co., Inc.*	58,053	4,143,243
Total		8,289,710

Capital Markets 0.08%
WisdomTree, Inc.	429,118	3,132,561

Communications Equipment 0.11%
Arista Networks, Inc.*	23,032	4,496,537

Diversified Consumer Services 0.10%
Bright Horizons Family Solutions, Inc.*	44,413	4,193,476

Electric: Utilities 0.42%
Talen Energy Corp.*	64,721	3,575,835
Talen Energy Supply LLC*	248,166	13,711,172
Total		17,287,007

Electrical Equipment 0.11%
Hubbell, Inc.	13,347	4,351,789

Electric-Generation 0.00%
Frontera Generation Holdings LLC*	87,622	6,353

Electronic Equipment, Instruments & Components 0.15%
Badger Meter, Inc.	38,611	6,412,515

Energy Equipment & Services 0.12%
Oceaneering International, Inc.*	226,717	5,166,880

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Shares	Fair Value
Financial Services 0.11%
Remitly Global, Inc.*	179,443	$4,512,991

Health Care Equipment & Supplies 0.10%
Glaukos Corp.*	54,589	4,101,818

Hotels, Restaurants & Leisure 0.36%
Caesars Entertainment, Inc.*	78,681	4,347,912
Cava Group, Inc.*(a)	97,376	4,324,468
Shake Shack, Inc. Class A*	86,360	6,045,200
Total		14,717,580

Household Durables 0.19%
Helen of Troy Ltd.*	33,346	4,098,891
Traeger, Inc.*(a)	868,743	3,883,281
Total		7,982,172

Leisure Products 0.11%
YETI Holdings, Inc.*	89,015	4,446,299

Machinery 0.21%
Flowserve Corp.	107,817	4,266,319
SPX Technologies, Inc.*	53,454	4,223,935
TNT Crane & Rigging, Inc.*	14,844	103,908	(b)
Total		8,594,162

Media 0.11%
Trade Desk, Inc. Class A*	55,047	4,405,411

Metals & Mining 0.10%
Southern Copper Corp.	53,144	4,286,595

Miscellaneous Financials 0.08%
Utex Industries*	49,219	3,174,626

Oil, Gas & Consumable Fuels 0.42%
Chesapeake Energy Corp.	48,450	4,273,774
Gulfport Energy Corp.*	37,162	4,385,116
Range Resources Corp.	133,658	4,327,846
SM Energy Co.	102,451	4,334,702
Total		17,321,438

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments			Shares	Fair Value
Personal Care Products 0.16%
Britax Group Ltd.*			2,481	$–	(c)
Gibson Brands Private Equity*			56,761	6,669,417
Total				6,669,417

Professional Services 0.14%
Verra Mobility Corp.*			317,272	5,644,269

Semiconductors & Semiconductor Equipment 0.19%
Lattice Semiconductor Corp.*			48,119	4,680,054
MACOM Technology Solutions Holdings, Inc.*			39,529	3,342,572
Total				8,022,626

Software 0.11%
Synopsys, Inc.*			9,637	4,422,323

Specialty Retail 0.17%
Boot Barn Holdings, Inc.*			44,508	4,083,609
Chinos Intermediate Holdings A, Inc.*			47,809	509,166
Claire’s Holdings LLC*			7,482	2,649,736
Total				7,242,511

Technology Hardware, Storage & Peripherals 0.21%
Pure Storage, Inc. Class A*			111,205	4,068,991
Super Micro Computer, Inc.*			16,301	4,484,079
Total				8,553,070

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*			22,227	1,000,215	(b)
Total Common Stocks (cost $181,225,090)				184,190,078

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.31%

Auto Manufacturers 0.10%
Rivian Automotive, Inc.†	4.625%	3/15/2029	$3,032,000	4,203,868

Software 0.21%
HubSpot, Inc.	0.375%	6/1/2025	2,251,000	4,415,336
MongoDB, Inc.	0.25%	1/15/2026	2,348,000	4,361,997
Total				8,777,333
Total Convertible Bonds (cost $13,107,516)				12,981,201

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
CORPORATE BONDS 89.53%

Advertising 0.01%
Summer BC Holdco B Sarl(d)	5.75%	10/31/2026	EUR	464,000	$459,202

Aerospace/Defense 1.99%
Bombardier, Inc. (Canada)†(e)	6.00%	2/15/2028		$14,185,000	13,270,530
Howmet Aerospace, Inc.	3.00%	1/15/2029		4,062,000	3,507,067
Moog, Inc.†	4.25%	12/15/2027		3,864,000	3,519,812
Rolls-Royce PLC (United Kingdom)†(e)	5.75%	10/15/2027		4,217,000	4,097,723
Spirit AeroSystems, Inc.	4.60%	6/15/2028		4,871,000	3,950,657
Spirit AeroSystems, Inc.†	9.375%	11/30/2029		3,937,000	4,107,728
TransDigm, Inc.	4.625%	1/15/2029		13,169,000	11,819,309
TransDigm, Inc.	5.50%	11/15/2027		9,871,000	9,376,672
TransDigm, Inc.†	6.75%	8/15/2028		7,702,000	7,738,627
TransDigm, Inc.†	6.875%	12/15/2030		10,265,000	10,343,938
Triumph Group, Inc.†	9.00%	3/15/2028		10,432,000	10,515,615
Total					82,247,678

Agriculture 0.43%
Darling Ingredients, Inc.†	6.00%	6/15/2030		4,678,000	4,576,723
Kernel Holding SA (Ukraine)†(e)	6.50%	10/17/2024		7,834,000	5,601,310
Kernel Holding SA (Ukraine)†(e)	6.75%	10/27/2027		3,832,000	2,334,838
MHP Lux SA (Luxembourg)†(e)	6.25%	9/19/2029		9,792,000	5,287,680
Total					17,800,551

Airlines 1.69%
Air Baltic Corp. AS(d)	6.75%	7/30/2024	EUR	2,852,000	3,029,170
Air Canada (Canada)†(e)	3.875%	8/15/2026		$8,955,000	8,278,549
Allegiant Travel Co.†	7.25%	8/15/2027		5,432,000	5,322,301
American Airlines, Inc.†	7.25%	2/15/2028		3,505,000	3,446,549
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		8,840,146	8,463,519
Azul Secured Finance LLP†	11.93%	8/28/2028		4,886,000	4,854,965
Finnair Oyj(d)	4.25%	5/19/2025	EUR	4,549,000	4,719,617
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		$10,822,471	10,024,884
United Airlines, Inc.†	4.375%	4/15/2026		6,440,000	6,075,669
United Airlines, Inc.†	4.625%	4/15/2029		7,118,000	6,338,407
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(e)	7.875%	5/1/2027		10,510,000	9,522,218
Total					70,075,848

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Apparel 0.44%
BK LC Lux Finco1 Sarl(d)	5.25%		4/30/2029	EUR	8,234,000	$8,661,356
Golden Goose SpA†(d)	8.656% (3 mo. EURIBOR + 4.88%)	#	5/14/2027	EUR	4,359,000	4,729,166
Kontoor Brands, Inc.†	4.125%		11/15/2029		$5,677,000	4,827,323
Total						18,217,845

Auto Manufacturers 2.50%
Allison Transmission, Inc.†	3.75%		1/30/2031		7,420,000	6,204,344
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	10.50%		11/30/2025		4,483,000	4,557,655
Ford Motor Co.	3.25%		2/12/2032		14,813,000	11,576,487
Ford Motor Co.	6.10%		8/19/2032		9,457,000	9,044,957
Ford Motor Credit Co. LLC	2.90%		2/10/2029		33,868,000	27,985,989
Ford Motor Credit Co. LLC	4.00%		11/13/2030		23,214,000	19,663,400
Ford Motor Credit Co. LLC	7.20%		6/10/2030		10,859,000	11,041,648
Ford Motor Credit Co. LLC	7.35%		11/4/2027		2,604,000	2,652,486
Jaguar Land Rover Automotive PLC (United Kingdom)†(e)	4.50%		10/1/2027		7,419,000	6,481,077
Wabash National Corp.†	4.50%		10/15/2028		5,162,000	4,386,142
Total						103,594,185

Auto Parts & Equipment 1.58%
Adient Global Holdings Ltd.†	7.00%		4/15/2028		6,506,000	6,579,238
Adient Global Holdings Ltd.†	8.25%		4/15/2031		6,428,000	6,595,957
American Axle & Manufacturing, Inc.	5.00%		10/1/2029		5,365,000	4,421,935
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		4,001,000	3,994,218
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029		5,929,000	5,118,767
Goodyear Tire & Rubber Co.	5.00%		7/15/2029		10,175,000	9,040,415
IHO Verwaltungs GmbH†(d)	8.75%		5/15/2028	EUR	1,716,000	1,939,461
IHO Verwaltungs GmbH(d)	8.75%		5/15/2028	EUR	8,033,000	9,079,072
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029		$5,022,000	4,094,085
Tenneco, Inc.†	8.00%		11/17/2028		9,389,000	7,719,918
ZF North America Capital, Inc.†	6.875%		4/14/2028		3,562,000	3,554,005
ZF North America Capital, Inc.†	7.125%		4/14/2030		3,097,000	3,140,739
Total						65,277,810

Banks 1.20%
Akbank TAS (Turkey)†(e)	5.125%		3/31/2025		3,565,000	3,457,244
Freedom Mortgage Corp.†	8.25%		4/15/2025		6,201,000	6,117,297
Intesa Sanpaolo SpA (Italy)†(e)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		10,614,000	8,096,043

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Popular, Inc.	7.25%		3/13/2028	$8,289,000	$8,349,385
Synovus Financial Corp.	5.90% (5 yr. USD Swap + 3.38%)	#	2/7/2029	10,781,000	10,109,323
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031	9,075,000	7,527,498
Texas Capital Bank NA	5.25%		1/31/2026	6,402,000	6,026,913
Total					49,683,703

Beverages 0.10%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(e)	5.25%		4/27/2029	4,385,000	4,030,254

Building Materials 2.63%
Boise Cascade Co.†	4.875%		7/1/2030	5,346,000	4,821,725
Builders FirstSource, Inc.†	4.25%		2/1/2032	4,579,000	3,897,049
Builders FirstSource, Inc.†	6.375%		6/15/2032	10,458,000	10,205,292
CP Atlas Buyer, Inc.†	7.00%		12/1/2028	4,889,000	4,110,363
Eco Material Technologies, Inc.†	7.875%		1/31/2027	7,139,000	6,967,807
Emerald Debt Merger Sub LLC†	6.625%		12/15/2030	9,336,000	9,202,215
Griffon Corp.	5.75%		3/1/2028	9,742,000	9,091,759
JELD-WEN, Inc.†	4.875%		12/15/2027	7,843,000	6,988,689
Knife River Corp.†	7.75%		5/1/2031	6,619,000	6,783,351
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030	6,196,000	5,258,297
New Enterprise Stone & Lime Co., Inc.†	9.75%		7/15/2028	6,012,000	5,963,830
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%		4/15/2030	6,702,000	6,280,283
PGT Innovations, Inc.†	4.375%		10/1/2029	5,700,000	5,295,243
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	9,261,000	8,901,488
Standard Industries, Inc.†	3.375%		1/15/2031	6,969,000	5,563,250
Summit Materials LLC/Summit Materials Finance Corp.†	5.25%		1/15/2029	5,146,000	4,825,764
Victors Merger Corp.†	6.375%		5/15/2029	6,753,000	4,868,504
Total					109,024,909

Chemicals 2.79%
ASP Unifrax Holdings, Inc.†	5.25%		9/30/2028	7,156,000	4,846,092
Axalta Coating Systems LLC†	3.375%		2/15/2029	4,569,000	3,879,220
Celanese U.S. Holdings LLC	6.55%		11/15/2030	6,232,000	6,238,213
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	7,772,000	6,965,500
Ingevity Corp.†	3.875%		11/1/2028	7,211,000	6,133,605
LSF11 A5 HoldCo LLC†	6.625%		10/15/2029	6,982,000	5,824,590
Methanex Corp. (Canada)(e)	5.25%		12/15/2029	4,500,000	4,103,268

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Chemicals (continued)
Minerals Technologies, Inc.†	5.00%	7/1/2028		$7,013,000	$6,458,587
Olin Corp.	5.00%	2/1/2030		4,481,000	4,107,147
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		8,820,000	8,895,649
Rain Carbon, Inc.†	12.25%	9/1/2029		10,704,000	11,054,342
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		234,000	230,336
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		4,857,000	4,375,792
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029		4,986,000	4,404,305
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		4,559,000	4,272,729
SK Invictus Intermediate II Sarl (Luxembourg)†(e)	5.00%	10/30/2029		9,915,000	8,154,790
SNF Group SACA (France)†(e)	3.375%	3/15/2030		13,098,000	10,723,456
Tronox, Inc.†	4.625%	3/15/2029		4,713,000	3,887,922
Valvoline, Inc.†	3.625%	6/15/2031		8,654,000	6,916,363
Vibrantz Technologies, Inc.†	9.00%	2/15/2030		4,895,000	4,042,323
Total					115,514,229

Coal 0.77%
Coronado Finance Pty. Ltd. (Australia)†(e)	10.75%	5/15/2026		9,717,000	10,108,790
SunCoke Energy, Inc.†	4.875%	6/30/2029		15,488,000	13,193,752
Warrior Met Coal, Inc.†	7.875%	12/1/2028		8,491,000	8,671,943
Total					31,974,485

Commercial Services 3.46%
AA Bond Co. Ltd.(d)	6.50%	1/31/2026	GBP	5,612,000	6,177,920
Albion Financing 2 Sarl (Luxembourg)†(e)	8.75%	4/15/2027		$5,340,000	4,977,010
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		13,999,000	12,873,049
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(e)	4.625%	6/1/2028		16,916,000	14,316,263
Alta Equipment Group, Inc.†	5.625%	4/15/2026		12,108,000	11,216,972
AMN Healthcare, Inc.†	4.00%	4/15/2029		5,169,000	4,425,639
APi Group DE, Inc.†	4.125%	7/15/2029		7,356,000	6,357,709
APi Group DE, Inc.†	4.75%	10/15/2029		7,587,000	6,882,547
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028		9,539,000	8,683,801
BCP V Modular Services Finance II PLC(d)	4.75%	11/30/2028	EUR	4,465,000	4,105,011
Garda World Security Corp. (Canada)†(e)	7.75%	2/15/2028		$6,376,000	6,335,013
Hertz Corp.†	Zero Coupon	1/15/2028		6,517,000	586,530
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.†	5.00%	2/1/2026		4,873,000	4,583,544

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(e)	9.50%	7/10/2036		$4,991,071	$4,504,442
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)(e)	5.375%	11/15/2024		4,441,000	4,361,960
Metis Merger Sub LLC†	6.50%	5/15/2029		7,570,000	6,581,457
NESCO Holdings II, Inc.†	5.50%	4/15/2029		8,973,000	8,145,665
PeopleCert Wisdom Issuer PLC(d)	5.75%	9/15/2026	EUR	3,892,000	4,082,605
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(e)	5.90%	11/24/2031		$9,736,000	8,267,904
Q-Park Holding I BV(d)	2.00%	3/1/2027	EUR	7,000,000	6,705,969
Sotheby’s†	7.375%	10/15/2027		$4,985,000	4,544,258
Williams Scotsman International, Inc.†	4.625%	8/15/2028		4,796,000	4,380,666
Total					143,095,934

Computers 0.59%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		4,370,000	3,761,258
McAfee Corp.†	7.375%	2/15/2030		8,433,000	7,385,731
Presidio Holdings, Inc.†	8.25%	2/1/2028		4,934,000	4,785,473
Seagate HDD Cayman (Cayman Islands)†(e)	8.25%	12/15/2029		3,969,000	4,167,514
Seagate HDD Cayman (Cayman Islands)†(e)	8.50%	7/15/2031		4,287,000	4,495,931
Total					24,595,907

Cosmetics/Personal Care 0.09%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC†	4.75%	1/15/2029		4,118,000	3,776,865

Distribution/Wholesale 0.74%
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027		4,609,000	4,378,320
H&E Equipment Services, Inc.†	3.875%	12/15/2028		7,674,000	6,707,474
Resideo Funding, Inc.†	4.00%	9/1/2029		11,767,000	9,851,391
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031		4,407,000	4,563,537
Windsor Holdings III LLC†	8.50%	6/15/2030		5,003,000	5,031,077
Total					30,531,799

Diversified Financial Services 2.44%
AG Issuer LLC†	6.25%	3/1/2028		9,113,000	8,740,121
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027		11,195,000	11,549,176
Armor Holdco, Inc.†	8.50%	11/15/2029		7,534,000	6,605,736
Azul Secured Finance LLP†	10.875%	5/28/2030		10,995,000	9,393,344
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029		4,712,000	4,140,128
Jefferson Capital Holdings LLC†	6.00%	8/15/2026		8,416,000	7,384,602
Midcap Financial Issuer Trust†	6.50%	5/1/2028		4,729,000	4,213,326

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services (continued)
Navient Corp.	4.875%		3/15/2028		$7,609,000	$6,634,287
Navient Corp.	5.50%		3/15/2029		5,191,000	4,443,522
Navient Corp.	9.375%		7/25/2030		4,194,000	4,217,256
OneMain Finance Corp.	4.00%		9/15/2030		5,954,000	4,643,257
OneMain Finance Corp.	9.00%		1/15/2029		8,255,000	8,376,307
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		12,719,000	10,703,971
PRA Group, Inc.†	8.375%		2/1/2028		6,365,000	5,815,328
Synchrony Financial	7.25%		2/2/2033		4,616,000	4,247,934
Total						101,108,295

Electric 2.72%
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(e)	4.125%		6/15/2028		5,246,000	4,692,604
Calpine Corp.†	3.75%		3/1/2031		5,141,000	4,290,813
Calpine Corp.†	4.625%		2/1/2029		5,864,000	5,102,234
Calpine Corp.†	5.00%		2/1/2031		11,188,000	9,476,835
DPL, Inc.	4.35%		4/15/2029		10,881,000	9,390,469
Elwood Energy LLC	8.159%		7/5/2026		1,854,762	1,555,311
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		11,364,000	9,897,174
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		4,577,000	4,252,634
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		1,777,982	1,775,635
Pampa Energia SA (Argentina)(e)	7.50%		1/24/2027		5,411,000	5,096,620
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		6,312,000	5,752,170
PG&E Corp.	5.00%		7/1/2028		9,075,000	8,356,556
Pike Corp.†	5.50%		9/1/2028		9,761,000	8,794,188
Talen Energy Supply LLC†	8.625%		6/1/2030		4,979,000	5,189,457
TransAlta Corp. (Canada)(e)	7.75%		11/15/2029		8,250,000	8,549,970
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(f)	6,374,000	5,905,514
Vistra Operations Co. LLC†	4.375%		5/1/2029		16,441,000	14,511,407
Total						112,589,591

Electrical Components & Equipment 0.10%
EnerSys†	4.375%		12/15/2027		4,637,000	4,247,237

Electronics 0.50%
Atkore, Inc.†	4.25%		6/1/2031		14,170,000	12,198,201
Coherent Corp.†	5.00%		12/15/2029		4,365,000	3,881,336
Imola Merger Corp.†	4.75%		5/15/2029		4,983,000	4,434,233
Total						20,513,770

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Energy-Alternate Sources 0.55%
TerraForm Power Operating LLC†	4.75%	1/15/2030		$11,460,000	$9,835,693
TerraForm Power Operating LLC†	5.00%	1/31/2028		7,871,000	7,155,254
YPF Energia Electrica SA (Argentina)†(e)	10.00%	7/25/2026		5,950,000	5,663,326
Total					22,654,273

Engineering & Construction 0.91%
Arcosa, Inc.†	4.375%	4/15/2029		7,102,000	6,394,428
Brand Industrial Services, Inc.†	10.375%	8/1/2030		6,457,000	6,667,046
Dycom Industries, Inc.†	4.50%	4/15/2029		7,329,000	6,550,733
Fluor Corp.	4.25%	9/15/2028		1,846,000	1,723,149
Gatwick Airport Finance PLC(d)	4.375%	4/7/2026	GBP	3,197,000	3,717,662
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		$7,888,000	6,765,304
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		6,650,000	5,885,914
Total					37,704,236

Entertainment 4.24%
888 Acquisitions Ltd.(d)	7.558%	7/15/2027	EUR	6,490,000	6,718,991
Allwyn Entertainment Financing U.K. PLC (United Kingdom)†(e)	7.875%	4/30/2029		$8,431,000	8,599,620
AMC Entertainment Holdings, Inc.†	7.50%	2/15/2029		12,224,000	8,354,632
Boyne USA, Inc.†	4.75%	5/15/2029		10,192,000	9,207,531
Caesars Entertainment, Inc.†	7.00%	2/15/2030		6,535,000	6,566,414
CDI Escrow Issuer, Inc.†	5.75%	4/1/2030		9,805,000	9,127,539
Churchill Downs, Inc.†	4.75%	1/15/2028		14,891,000	13,746,978
Cinemark USA, Inc.†	5.875%	3/15/2026		5,000,000	4,804,563
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	6,587,437
Inter Media & Communication SpA(d)	6.75%	2/9/2027	EUR	8,100,000	8,507,885
International Game Technology PLC†	5.25%	1/15/2029		$4,551,000	4,283,616
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		6,969,000	6,321,998
Juventus Football Club SpA(d)	3.375%	2/19/2024	EUR	4,354,000	4,651,435
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		$2,574,000	2,298,480
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		4,529,000	4,223,293
Loarre Investments Sarl†(d)	6.50%	5/15/2029	EUR	11,107,000	11,489,116
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$13,399,000	11,669,189
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		9,621,000	8,968,215
Motion Bondco DAC (Ireland)†(e)	6.625%	11/15/2027		4,670,000	4,341,218
Motion Finco Sarl†(d)	7.375%	6/15/2030	EUR	3,363,000	3,624,798
Penn Entertainment, Inc.†	4.125%	7/1/2029		$5,486,000	4,491,553
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		12,700,000	9,721,828

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		$10,348,000	$9,300,281
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		8,143,000	8,009,506
Total					175,616,116

Environmental Control 0.42%
Clean Harbors, Inc.†	6.375%	2/1/2031		4,129,000	4,109,723
Enviri Corp.†	5.75%	7/31/2027		5,237,000	4,547,287
Madison IAQ LLC†	5.875%	6/30/2029		10,566,000	8,906,067
Total					17,563,077

Food 2.10%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		4,700,000	4,069,921
Bellis Finco PLC(d)	4.00%	2/16/2027	GBP	5,914,000	5,826,915
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$10,519,000	9,448,793
Iceland Bondco PLC†(d)	10.875%	12/15/2027	GBP	2,359,000	3,027,886
Iceland Bondco PLC(d)	10.875%	12/15/2027	GBP	1,000,000	1,283,546
Ingles Markets, Inc.†	4.00%	6/15/2031		$4,523,000	3,792,083
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		14,157,000	12,463,285
Performance Food Group, Inc.†	4.25%	8/1/2029		4,596,000	4,049,138
Picard Bondco SA(d)	5.375%	7/1/2027	EUR	6,658,000	6,435,788
Pilgrim’s Pride Corp.	4.25%	4/15/2031		$4,862,000	4,210,697
Post Holdings, Inc.†	4.50%	9/15/2031		7,311,000	6,304,909
Post Holdings, Inc.†	4.625%	4/15/2030		5,217,000	4,626,868
Post Holdings, Inc.†	5.50%	12/15/2029		2,780,000	2,574,153
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		5,674,000	5,490,474
Tonon Luxembourg SA (Luxembourg)†(e)(g)	6.50%	10/31/2024		1,863,197	279	(b)
TreeHouse Foods, Inc.	4.00%	9/1/2028		8,311,000	7,122,984
U.S. Foods, Inc.†	4.625%	6/1/2030		6,736,000	5,993,272
Total					86,720,991

Forest Products & Paper 0.11%
Ahlstrom Holding 3 Oy (Finland)†(e)	4.875%	2/4/2028		5,404,000	4,511,198

Hand/Machine Tools 0.10%
IMA Industria Macchine Automatiche SpA(d)	3.75%	1/15/2028	EUR	4,405,000	4,292,674

Health Care-Products 0.43%
Medline Borrower LP†	3.875%	4/1/2029		$20,258,000	17,703,980

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Health Care-Services 2.93%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		$6,460,000	$5,949,057
Catalent Pharma Solutions, Inc.†	3.50%	4/1/2030		13,789,000	11,650,533
Charles River Laboratories International, Inc.†	4.00%	3/15/2031		4,623,000	3,996,424
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		9,566,000	7,135,279
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		14,947,000	11,801,078
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		18,792,000	10,831,333
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029		6,270,000	3,851,159
DaVita, Inc.†	4.625%	6/1/2030		17,729,000	15,223,063
HealthEquity, Inc.†	4.50%	10/1/2029		8,850,000	7,859,013
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		3,328,000	3,365,440
LifePoint Health, Inc.†	9.875%	8/15/2030		8,522,000	8,426,128
Molina Healthcare, Inc.†	3.875%	11/15/2030		7,410,000	6,329,335
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		5,471,000	5,121,178
Tenet Healthcare Corp.	4.375%	1/15/2030		5,011,000	4,456,397
Tenet Healthcare Corp.	6.125%	10/1/2028		10,727,000	10,341,847
Tenet Healthcare Corp.†	6.75%	5/15/2031		5,131,000	5,112,016
Total					121,449,280

Holding Companies-Diversified 0.52%
Benteler International AG†(d)	9.375%	5/15/2028	EUR	4,189,000	4,634,095
Benteler International AG (Austria)†(e)	10.50%	5/15/2028		$7,100,000	7,158,291
Stena International SA(d)	7.25%	2/15/2028	EUR	4,031,000	4,529,029
Stena International SA†(d)	7.25%	2/15/2028	EUR	4,489,000	5,041,060
Total					21,362,475

Home Builders 1.11%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	4/1/2030		$11,198,000	9,655,700
Century Communities, Inc.†	3.875%	8/15/2029		6,582,000	5,677,660
Dream Finders Homes, Inc.†	8.25%	8/15/2028		4,252,000	4,322,668
Forestar Group, Inc.†	3.85%	5/15/2026		6,993,000	6,482,120
M/I Homes, Inc.	4.95%	2/1/2028		12,993,000	12,068,428
Tri Pointe Homes, Inc.	5.25%	6/1/2027		7,877,000	7,520,723
Total					45,727,299

Insurance 0.89%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027		6,660,000	6,302,325
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		10,586,000	10,439,322

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Insurance (continued)
Ardonagh Midco 2 PLC (United Kingdom)†(e)	11.50%	1/15/2027		$9,785,907	$9,497,592
Jones Deslauriers Insurance Management, Inc. (Canada)†(e)	8.50%	3/15/2030		5,541,000	5,661,461
Jones Deslauriers Insurance Management, Inc. (Canada)†(e)	10.50%	12/15/2030		4,617,000	4,706,030
Total					36,606,730

Internet 1.13%
eDreams ODIGEO SA(d)	5.50%	7/15/2027	EUR	4,477,000	4,471,670
EquipmentShare.com, Inc.†	9.00%	5/15/2028		$6,832,000	6,789,304
Gen Digital, Inc.†	7.125%	9/30/2030		9,283,000	9,355,872
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029		4,828,000	4,154,364
Millennium Escrow Corp.†	6.625%	8/1/2026		6,054,000	4,993,764
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%	4/30/2027		8,533,000	7,514,832
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%	2/15/2028		5,675,000	4,555,863
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%	6/1/2028		5,122,000	4,770,059
Total					46,605,728

Iron-Steel 1.43%
ArcelorMittal SA (Luxembourg)(e)	6.80%	11/29/2032		4,231,000	4,351,173
ATI, Inc.	5.125%	10/1/2031		8,276,000	7,348,509
ATI, Inc.	7.25%	8/15/2030		6,848,000	6,916,001
Carpenter Technology Corp.	7.625%	3/15/2030		9,392,000	9,517,994
Commercial Metals Co.	4.125%	1/15/2030		6,598,000	5,845,288
Mineral Resources Ltd. (Australia)†(e)	8.00%	11/1/2027		5,126,000	5,114,443
Mineral Resources Ltd. (Australia)†(e)	8.50%	5/1/2030		6,679,000	6,711,235
U.S. Steel Corp.	6.65%	6/1/2037		9,109,000	8,954,602
U.S. Steel Corp.	6.875%	3/1/2029		4,463,000	4,449,834
Total					59,209,079

Leisure Time 3.18%
Carnival Corp.†	4.00%	8/1/2028		15,297,000	13,701,638
Carnival Corp.†	5.75%	3/1/2027		13,207,000	12,441,164
Carnival Corp.†	6.00%	5/1/2029		3,428,000	3,098,145
Carnival Corp.†	10.50%	6/1/2030		3,428,000	3,654,351
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028		7,929,000	8,630,671
Life Time, Inc.†	5.75%	1/15/2026		4,180,000	4,081,959
Lindblad Expeditions LLC†	6.75%	2/15/2027		10,344,000	9,999,648

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time (continued)
NCL Corp. Ltd.†	5.875%	3/15/2026	$7,684,000	$7,252,265
NCL Corp. Ltd.†	5.875%	2/15/2027	9,556,000	9,268,825
NCL Corp. Ltd.†	8.375%	2/1/2028	2,617,000	2,699,878
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	9,511,000	8,876,133
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	3,969,000	4,033,104
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	7,235,000	7,567,940
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029	3,797,000	4,050,438
Royal Caribbean Cruises Ltd.†	11.625%	8/15/2027	4,840,000	5,278,144
Viking Cruises Ltd.†	5.875%	9/15/2027	1,693,000	1,584,589
Viking Cruises Ltd.†	9.125%	7/15/2031	11,055,000	11,431,285
Vista Outdoor, Inc.†	4.50%	3/15/2029	8,108,000	6,765,046
VOC Escrow Ltd.†	5.00%	2/15/2028	7,553,000	7,017,429
Total				131,432,652

Lodging 2.40%
Full House Resorts, Inc.†	8.25%	2/15/2028	7,057,000	6,285,262
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	13,593,000	12,121,580
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	4,384,000	3,866,233
Hilton Domestic Operating Co., Inc.	4.875% (1 mo. USD Term SOFR + 1.75%)	1/15/2030	3,802,000	3,550,350
Marriott Ownership Resorts, Inc.†	4.50%	6/15/2029	4,791,000	4,052,805
Melco Resorts Finance Ltd. (Hong Kong)†(e)	5.375%	12/4/2029	10,034,000	8,422,840
MGM China Holdings Ltd. (Macau)†(e)	5.875%	5/15/2026	13,805,000	13,198,201
MGM Resorts International	4.75%	10/15/2028	5,119,000	4,650,198
Station Casinos LLC†	4.625%	12/1/2031	5,010,000	4,134,603
Studio City Co. Ltd. (Macau)†(e)	7.00%	2/15/2027	4,631,000	4,385,216
Travel & Leisure Co.†	6.625%	7/31/2026	5,260,000	5,225,074
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	4,408,000	4,024,058
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	15,571,000	14,752,283
Wynn Macau Ltd. (Macau)†(e)	5.50%	10/1/2027	11,811,000	10,643,846
Total				99,312,549

Machinery: Construction & Mining 0.35%
BWX Technologies, Inc.†	4.125%	4/15/2029	4,179,000	3,722,444
Manitowoc Co., Inc.†	9.00%	4/1/2026	4,060,000	4,084,502
Terex Corp.†	5.00%	5/15/2029	7,225,000	6,640,317
Total				14,447,263

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Machinery-Diversified 1.58%
ATS Corp. (Canada)†(e)	4.125%	12/15/2028		$7,345,000	$6,533,789
Chart Industries, Inc.†	7.50%	1/1/2030		8,179,000	8,390,787
Chart Industries, Inc.†	9.50%	1/1/2031		3,972,000	4,280,525
GrafTech Global Enterprises, Inc.†	9.875%	12/15/2028		6,525,000	6,370,031
Husky III Holding Ltd. (Canada)†(e)	13.00%	2/15/2025		5,431,000	5,431,000
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028		9,321,000	9,356,886
Mueller Water Products, Inc.†	4.00%	6/15/2029		5,187,000	4,598,664
SPX FLOW, Inc.†	8.75%	4/1/2030		10,026,000	9,543,298
TK Elevator Midco GmbH(d)	4.375%	7/15/2027	EUR	5,590,000	5,531,137
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027		$5,672,000	5,322,040
Total					65,358,157

Media 5.05%
Belo Corp.	7.25%	9/15/2027		6,082,000	5,945,629
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030		29,439,000	24,798,445
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		31,501,000	27,112,676
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028		29,907,000	27,586,094
CSC Holdings LLC†	4.125%	12/1/2030		10,929,000	7,803,172
CSC Holdings LLC†	6.50%	2/1/2029		7,271,000	6,017,720
CSC Holdings LLC†	11.25%	5/15/2028		7,371,000	7,276,827
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027		4,283,000	3,799,527
DISH DBS Corp.	5.875%	11/15/2024		5,300,000	4,934,662
DISH Network Corp.†	11.75%	11/15/2027		14,298,000	14,520,205
Gray Escrow II, Inc.†	5.375%	11/15/2031		14,631,000	10,227,764
Gray Television, Inc.†	7.00%	5/15/2027		2,714,000	2,438,826
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		4,866,000	4,322,954
Nexstar Media, Inc.†	4.75%	11/1/2028		4,836,000	4,247,587
Scripps Escrow II, Inc.†	5.375%	1/15/2031		5,646,000	4,038,444
TEGNA, Inc.	5.00%	9/15/2029		4,788,000	4,219,329
Univision Communications, Inc.†	7.375%	6/30/2030		15,674,000	15,184,007
UPC Broadband Finco BV (Netherlands)†(e)	4.875%	7/15/2031		4,976,000	4,111,420
Virgin Media Finance PLC (United Kingdom)†(e)	5.00%	7/15/2030		12,178,000	9,860,954
Virgin Media Secured Finance PLC (United Kingdom)†(e)	5.50%	5/15/2029		15,130,000	13,848,934
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032		8,069,000	6,585,558
Total					208,880,734

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Metal Fabricate-Hardware 0.36%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030		$4,112,000	$4,054,427
Park-Ohio Industries, Inc.	6.625%	4/15/2027		5,068,000	4,402,090
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029		7,287,000	6,528,569
Total					14,985,086

Mining 2.31%
Arsenal AIC Parent LLC†	8.00%	10/1/2030		8,334,000	8,521,432
Coeur Mining, Inc.†	5.125%	2/15/2029		13,871,000	12,171,525
Compass Minerals International, Inc.†	6.75%	12/1/2027		10,182,000	9,887,486
First Quantum Minerals Ltd. (Canada)†(e)	8.625%	6/1/2031		5,754,000	5,862,591
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	4.375%	4/1/2031		11,385,000	9,550,192
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	6.125%	4/15/2032		11,832,000	11,023,499
Hecla Mining Co.	7.25%	2/15/2028		13,100,000	12,882,475
Hudbay Minerals, Inc. (Canada)†(e)	4.50%	4/1/2026		4,407,000	4,164,175
Hudbay Minerals, Inc. (Canada)†(e)	6.125%	4/1/2029		4,376,000	4,118,230
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044		51,005	–	(b)
Novelis Corp.†	3.875%	8/15/2031		7,508,000	6,223,097
Taseko Mines Ltd. (Canada)†(e)	7.00%	2/15/2026		12,131,000	11,200,195
Total					95,604,897

Miscellaneous Manufacturing 0.66%
Amsted Industries, Inc.†	4.625%	5/15/2030		7,858,000	6,937,527
Calderys Financing LLC (France)†(e)	11.25%	6/1/2028		7,425,000	7,619,627
Ctec II GmbH(d)	5.25%	2/15/2030	EUR	4,500,000	4,166,305
LSB Industries, Inc.†	6.25%	10/15/2028		$9,212,000	8,433,140
Total					27,156,599

Oil & Gas 10.84%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		9,094,000	9,147,655
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029		6,571,000	5,992,145
Baytex Energy Corp. (Canada)†(e)	8.50%	4/30/2030		4,618,000	4,686,744
Baytex Energy Corp. (Canada)†(e)	8.75%	4/1/2027		12,335,000	12,636,245
Berry Petroleum Co. LLC†	7.00%	2/15/2026		12,109,000	11,655,983
California Resources Corp.†	7.125%	2/1/2026		3,949,000	3,962,695
Callon Petroleum Co.	6.375%	7/1/2026		2,648,000	2,613,051
Callon Petroleum Co.†	7.50%	6/15/2030		5,151,000	5,096,616
Callon Petroleum Co.†	8.00%	8/1/2028		11,620,000	11,794,463

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Canacol Energy Ltd. (Canada)†(e)	5.75%	11/24/2028	$4,871,000	$4,176,420
Chesapeake Energy Corp.†	6.75%	4/15/2029	8,308,000	8,255,989
Chord Energy Corp.†	6.375%	6/1/2026	6,558,000	6,469,860
Civitas Resources, Inc.†	5.00%	10/15/2026	10,031,000	9,529,049
Civitas Resources, Inc.†	8.375%	7/1/2028	5,294,000	5,459,437
Civitas Resources, Inc.†	8.75%	7/1/2031	5,327,000	5,520,104
CNX Resources Corp.†	6.00%	1/15/2029	8,912,000	8,495,731
CNX Resources Corp.†	7.375%	1/15/2031	6,649,000	6,643,187
Comstock Resources, Inc.†	5.875%	1/15/2030	9,529,000	8,425,226
Comstock Resources, Inc.†	6.75%	3/1/2029	5,634,000	5,276,674
Crescent Energy Finance LLC†	7.25%	5/1/2026	14,103,000	13,905,835
Crescent Energy Finance LLC†	9.25%	2/15/2028	4,293,000	4,395,474
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	7,879,000	7,324,712
Earthstone Energy Holdings LLC†	9.875%	7/15/2031	7,842,000	8,604,909
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,798,000	7,401,082
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	4,218,000	4,130,139
Gulfport Energy Corp.†	8.00%	5/17/2026	13,989,004	14,218,983
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	8,119,000	7,467,733
Kosmos Energy Ltd.†	7.50%	3/1/2028	7,443,000	6,582,999
Matador Resources Co.	5.875%	9/15/2026	14,191,000	13,853,793
Matador Resources Co.†	6.875%	4/15/2028	2,623,000	2,621,240
MC Brazil Downstream Trading Sarl (Luxembourg)†(e)	7.25%	6/30/2031	6,395,619	4,289,862
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	13,393,000	12,807,534
Murphy Oil Corp.	6.375%	7/15/2028	8,822,000	8,825,461
Noble Finance II LLC†	8.00%	4/15/2030	5,429,000	5,619,118
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	7,369,000	6,767,407
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	4,827,000	4,570,250
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	4,354,000	4,358,217
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	4,612,000	4,604,183
Permian Resources Operating LLC†	5.375%	1/15/2026	10,136,000	9,823,859
Permian Resources Operating LLC†	5.875%	7/1/2029	3,994,000	3,856,110
Permian Resources Operating LLC†	6.875%	4/1/2027	7,413,000	7,375,970
Petroleos Mexicanos (Mexico)†(e)	10.00%	2/7/2033	7,823,000	7,132,060
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	13,649,000	12,988,274
Range Resources Corp.†	4.75%	2/15/2030	7,461,000	6,744,632
Range Resources Corp.	8.25%	1/15/2029	5,654,000	5,874,874
Rockcliff Energy II LLC†	5.50%	10/15/2029	13,596,000	12,547,130

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Seadrill Finance Ltd.†	8.375%	8/1/2030	$4,284,000	$4,395,213
SM Energy Co.	6.625%	1/15/2027	10,706,000	10,581,810
Southwestern Energy Co.	5.375%	2/1/2029	8,282,000	7,865,992
Southwestern Energy Co.	8.375%	9/15/2028	7,771,000	8,095,470
Transocean, Inc.	6.80%	3/15/2038	11,291,000	8,806,980
Transocean, Inc.†	7.50%	1/15/2026	4,600,000	4,557,404
Transocean, Inc.	7.50%	4/15/2031	10,110,000	8,824,008
Valaris Ltd.†	8.375%	4/30/2030	7,489,000	7,634,961
Vermilion Energy, Inc. (Canada)†(e)	6.875%	5/1/2030	14,801,000	14,027,716
Viper Energy Partners LP†	5.375%	11/1/2027	9,297,000	8,966,864
Vital Energy, Inc.†	7.75%	7/31/2029	8,055,000	7,257,273
Vital Energy, Inc.	10.125%	1/15/2028	13,059,000	13,269,185
Total				448,811,990

Oil & Gas Services 1.41%
Bristow Group, Inc.†	6.875%	3/1/2028	3,817,000	3,573,895
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	6,195,000	6,023,584
Enerflex Ltd. (Canada)†(e)	9.00%	10/15/2027	4,697,000	4,676,945
Nine Energy Service, Inc.	13.00%	2/1/2028	9,909,000	9,052,492
Oceaneering International, Inc.	6.00%	2/1/2028	14,681,000	13,819,005
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	7,416,000	7,237,470
Weatherford International Ltd.†	8.625%	4/30/2030	7,833,000	8,030,135
Welltec International ApS (Denmark)†(e)	8.25%	10/15/2026	5,995,000	6,103,540
Total				58,517,066

Packaging & Containers 2.36%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.00%	6/15/2027	8,847,000	8,635,633
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(e)	4.125%	8/15/2026	11,891,000	11,132,526
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(e)	5.25%	8/15/2027	5,099,000	4,373,848
Graphic Packaging International LLC†	3.50%	3/1/2029	7,270,000	6,238,617
LABL, Inc.†	6.75%	7/15/2026	8,347,000	8,167,684
LABL, Inc.†	9.50%	11/1/2028	4,377,000	4,510,586
LABL, Inc.†	10.50%	7/15/2027	4,111,000	3,939,285
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	9,639,000	8,742,501
Owens-Brockway Glass Container, Inc.†	6.625%	5/13/2027	7,342,000	7,264,028

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%		10/15/2027		$8,426,000	$7,586,096
Sealed Air Corp.†	5.00%		4/15/2029		3,171,000	2,945,431
Sealed Air Corp.†	6.875%		7/15/2033		3,005,000	3,024,833
Sealed Air Corp./Sealed Air Corp. U.S.†	6.125%		2/1/2028		3,876,000	3,812,595
Trident TPI Holdings, Inc.†	12.75%		12/31/2028		3,943,000	4,106,050
Trivium Packaging Finance BV (Netherlands)†(e)	5.50%		8/15/2026		4,577,000	4,322,081
Trivium Packaging Finance BV(d)	7.531% (3 mo. EURIBOR + 3.75%)	#	8/15/2026	EUR	4,310,000	4,603,597
Trivium Packaging Finance BV (Netherlands)†(e)	8.50%		8/15/2027		$4,594,000	4,383,147
Total						97,788,538

Pharmaceuticals 1.33%
180 Medical, Inc.†	3.875%		10/15/2029		6,980,000	6,076,509
BellRing Brands, Inc.†	7.00%		3/15/2030		8,551,000	8,562,515
Elanco Animal Health, Inc.	6.65%		8/28/2028		4,576,000	4,524,520
Grifols SA (Spain)†(e)	4.75%		10/15/2028		5,659,000	4,970,130
Jazz Securities DAC (Ireland)†(e)	4.375%		1/15/2029		4,978,000	4,464,911
Option Care Health, Inc.†	4.375%		10/31/2029		6,595,000	5,808,250
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	4.125%		4/30/2028		4,744,000	4,297,978
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%		4/30/2031		8,066,000	6,879,517
Perrigo Finance Unlimited Co. (Ireland)(e)	4.65%		6/15/2030		10,795,000	9,577,331
Total						55,161,661

Pipelines 2.96%
AI Candelaria Spain SA (Spain)†(e)	7.50%		12/15/2028		4,709,929	4,355,577
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		7,460,000	6,997,896
Buckeye Partners LP	4.125%		12/1/2027		7,654,000	6,966,594
Buckeye Partners LP	9.627% (3 mo. USD LIBOR + 4.02%)	#	1/22/2078		5,779,000	4,784,636
CNX Midstream Partners LP†	4.75%		4/15/2030		9,074,000	7,840,519
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		4,891,000	4,467,583
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	8.00%		4/1/2029		10,207,000	10,556,655
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		9,913,000	9,223,848
DT Midstream, Inc.†	4.125%		6/15/2029		10,060,000	8,922,911
EnLink Midstream LLC†	6.50%		9/1/2030		3,951,000	3,965,563

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
EQM Midstream Partners LP†	4.75%	1/15/2031	$4,690,000	$4,149,284
EQM Midstream Partners LP†	7.50%	6/1/2030	8,082,000	8,296,609
Hess Midstream Operations LP†	5.125%	6/15/2028	5,824,000	5,468,512
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.375%	4/15/2027	7,694,000	7,661,319
Kinetik Holdings LP†	5.875%	6/15/2030	6,823,000	6,615,751
Northriver Midstream Finance LP (Canada)†(e)	5.625%	2/15/2026	7,831,000	7,537,024
Venture Global LNG, Inc.†	8.125%	6/1/2028	6,161,000	6,220,417
Venture Global LNG, Inc.†	8.375%	6/1/2031	8,211,000	8,290,146
Total				122,320,844

Real Estate 0.58%
Country Garden Holdings Co. Ltd. (China)(e)	3.125%	10/22/2025	5,316,000	498,641
Cushman & Wakefield U.S. Borrower LLC†	8.875%	9/1/2031	4,133,000	4,170,610
Howard Hughes Corp.†	5.375%	8/1/2028	10,245,000	9,238,044
Hunt Cos., Inc.†	5.25%	4/15/2029	7,915,000	6,053,742
Logan Group Co. Ltd. (China)(e)(g)	4.50%	1/13/2028	10,233,000	793,058
Logan Group Co. Ltd. (China)(e)(g)	5.25%	2/23/2023	6,428,000	498,170
Shimao Group Holdings Ltd. (Hong Kong)(e)(g)	3.45%	1/11/2031	1,074,000	46,010
Shimao Group Holdings Ltd. (Hong Kong)(e)(g)	5.20%	1/16/2027	23,117,000	1,075,172
Sunac China Holdings Ltd. (China)(e)(g)	5.95%	4/26/2024	9,969,000	1,121,512
Sunac China Holdings Ltd. (China)(e)	6.50%	1/10/2025	5,883,000	661,838
Total				24,156,797

REITS 0.99%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	4,748,000	4,268,557
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	10,765,000	8,533,114
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%	5/15/2029	6,838,000	5,938,126
RHP Hotel Properties LP/RHP Finance Corp.†	7.25%	7/15/2028	5,993,000	6,028,339
Service Properties Trust	5.25%	2/15/2026	4,253,000	3,921,782
Service Properties Trust	7.50%	9/15/2025	12,497,000	12,361,009
Total				41,050,927

Retail 3.80%
Arko Corp.†	5.125%	11/15/2029	5,630,000	4,628,930
Asbury Automotive Group, Inc.†	5.00%	2/15/2032	6,232,000	5,351,956
Bath & Body Works, Inc.†	6.625%	10/1/2030	9,869,000	9,634,337
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029	4,996,000	4,301,425
Beacon Roofing Supply, Inc.†	6.50%	8/1/2030	2,233,000	2,208,437

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail (continued)
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%		4/15/2029		$6,510,000	$5,911,145
Carrols Restaurant Group, Inc.†	5.875%		7/1/2029		5,174,000	4,457,401
Douglas GmbH(d)	6.00%		4/8/2026	EUR	5,645,000	5,878,608
Dufry One BV(d)	3.375%		4/15/2028	EUR	5,054,000	4,924,867
Dutch Lion BV†(d)(g)	11.25%		6/15/2020	EUR	9,152,880	–	(c)(h)
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%		4/26/2028		$7,165,000	7,478,182
Gap, Inc.†	3.875%		10/1/2031		11,071,000	8,032,622
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		8,278,000	5,600,467
GYP Holdings III Corp.†	4.625%		5/1/2029		5,799,000	5,113,761
LBM Acquisition LLC†	6.25%		1/15/2029		9,471,000	8,274,967
LCM Investments Holdings II LLC†	4.875%		5/1/2029		5,053,000	4,390,859
LCM Investments Holdings II LLC†	8.25%		8/1/2031		4,533,000	4,540,117
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		5,152,000	4,661,947
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%		4/1/2026		4,583,000	4,359,882
Nordstrom, Inc.	4.375%		4/1/2030		5,843,000	4,674,400
Park River Holdings, Inc.†	5.625%		2/1/2029		2,615,000	2,048,617
Park River Holdings, Inc.†	6.75%		8/1/2029		2,676,000	2,157,604
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		12,558,000	11,276,767
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		6,807,000	6,506,892
Punch Finance PLC†(d)	6.125%		6/30/2026	GBP	6,251,000	6,953,663
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025		$449,000	445,140
SRS Distribution, Inc.†	4.625%		7/1/2028		4,965,000	4,424,102
SRS Distribution, Inc.†	6.00%		12/1/2029		5,109,000	4,373,662
Stonegate Pub Co. Financing 2019 PLC(d)	8.25%		7/31/2025	GBP	6,932,000	8,117,356
White Cap Buyer LLC†	6.875%		10/15/2028		$7,283,000	6,690,346
Total						157,418,459

Savings & Loans 0.06%
New York Community Bancorp, Inc.	5.90% (3 mo. USD Term SOFR + 3.04%)	#	11/6/2028		2,587,000	2,492,828
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	6.875%		6/15/2011		10,000,000	–	(c)(h)
Total						2,492,828

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Semiconductors 0.43%
Entegris, Inc.†	3.625%	5/1/2029		$9,470,000	$8,147,941
ON Semiconductor Corp.†	3.875%	9/1/2028		3,792,000	3,379,032
Synaptics, Inc.†	4.00%	6/15/2029		7,147,000	6,086,421
Total					17,613,394

Software 2.02%
AthenaHealth Group, Inc.†	6.50%	2/15/2030		6,238,000	5,423,323
Capstone Borrower, Inc.†	8.00%	6/15/2030		7,953,000	7,839,789
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029		5,676,000	5,718,684
Cloud Software Group, Inc.†	6.50%	3/31/2029		19,249,000	17,234,675
Cloud Software Group, Inc.†	9.00%	9/30/2029		13,493,000	12,075,127
Elastic NV†	4.125%	7/15/2029		7,128,000	6,134,017
Fair Isaac Corp.†	4.00%	6/15/2028		4,692,000	4,295,049
PTC, Inc.†	4.00%	2/15/2028		3,022,000	2,779,243
ROBLOX Corp.†	3.875%	5/1/2030		13,889,000	11,470,973
Rocket Software, Inc.†	6.50%	2/15/2029		5,175,000	4,299,907
Twilio, Inc.	3.625%	3/15/2029		7,369,000	6,328,921
Total					83,599,708

Telecommunications 2.16%
Altice France SA (France)†(e)	5.125%	7/15/2029		32,504,000	23,007,206
Altice France SA (France)†(e)	8.125%	2/1/2027		10,373,000	8,775,974
Frontier Communications Holdings LLC†	5.875%	10/15/2027		12,943,000	11,800,159
Frontier Communications Holdings LLC†	6.00%	1/15/2030		16,090,000	11,902,767
Frontier Communications Holdings LLC†	8.75%	5/15/2030		5,000,000	4,864,595
Hughes Satellite Systems Corp.	6.625%	8/1/2026		4,826,000	4,191,357
Iliad Holding SASU (France)†(e)	7.00%	10/15/2028		7,271,000	6,772,724
Lumen Technologies, Inc.†	4.00%	2/15/2027		9,417,000	5,943,681
Matterhorn Telecom SA(d)	4.00%	11/15/2027	EUR	4,109,000	4,211,095
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(e)	6.20%	2/11/2025		$9,567,000	7,189,600
Viasat, Inc.†	5.625%	9/15/2025		645,000	610,938
Total					89,270,096

Transportation 0.63%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		7,605,000	5,713,750
Rand Parent LLC†	8.50%	2/15/2030		5,630,000	5,367,594
Seaspan Corp. (Hong Kong)†(e)	5.50%	8/1/2029		6,078,000	4,732,571
Watco Cos. LLC/Watco Finance Corp.†	6.50%	6/15/2027		5,833,000	5,635,815
XPO Escrow Sub LLC†	7.50%	11/15/2027		4,510,000	4,590,410
Total					26,040,140

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.33%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	$14,781,000	$13,743,888

Water 0.10%
Aegea Finance Sarl (Luxembourg)†(e)	6.75%	5/20/2029	4,460,000	4,180,519
Total Corporate Bonds (cost $3,879,728,937)				3,705,432,025

FLOATING RATE LOANS(i) 4.01%

Aerospace/Defense 0.19%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%	3/6/2025	8,460,348	7,910,425

Building & Construction 0.11%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.946% (1 mo. USD Term SOFR + 6.50%)	5/14/2029	4,759,905	4,450,511
Chemicals 0.11%
Starfruit Finco BV 2023 Term Loan B (Netherlands)(e)	9.347% (3 mo. USD Term SOFR + 4.00%)	4/3/2028	4,434,531	4,428,988

Diversified Capital Goods 0.30%
Grinding Media, Inc. 2021 Term Loan B	9.53% (3 mo. USD Term SOFR + 4.00%)	10/12/2028	7,295,623	7,167,950
Tank Holding Corp. 2022 Term Loan	11.181% (1 mo. USD Term SOFR + 5.75%)	3/31/2028	5,304,222	5,156,711
Total				12,324,661

Diversified Financial Services 0.11%
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	8.004% (3 mo. USD Term SOFR + 2.75%)	10/22/2027	4,488,485	4,489,270

Electric 0.15%
Helix Gen Funding LLC 2023 Term Loan	10.061% (3 mo. USD Term SOFR + 4.75%)	12/31/2027	6,287,500	6,295,359

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric: Generation 0.30%
CPV Shore Holdings LLC Term Loan	9.196% (1 mo. USD Term SOFR + 3.75%)		12/29/2025		$6,065,788	$5,513,346
EFS Cogen Holdings I LLC 2020 Term Loan B	9.01% (3 mo. USD Term SOFR + 3.50%)		10/1/2027		5,082,726	5,024,123
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.038% (3 mo. USD LIBOR + 1.50%)		7/28/2028		1,196,824	553,531
Frontera Generation Holdings LLC 2021 Term Loan	18.538% (3 mo. USD LIBOR + 13.00%)		7/28/2026		1,233,060	1,239,226
Total						12,330,226

Electric: Integrated 0.17%
Compass Power Generation LLC 2022 Term Loan B2	9.695% (1 mo. USD Term SOFR + 4.25%)		4/14/2029		7,025,405	7,021,471

Engineering & Construction 0.21%
Service Logic Acquisition, Inc. Term Loan	9.446% - 9.63% (1 mo. USD Term SOFR + 4.00%)		10/29/2027		8,793,022	8,771,040

Environmental Control 0.14%
Madison IAQ LLC Term Loan	8.302% (6 mo. USD LIBOR + 3.25%)		6/21/2028		5,969,543	5,948,083

Food/Tobacco 0.11%
Reynolds Group Holdings, Inc. 2021 Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)		9/24/2028		4,573,038	4,577,885

Gaming/Leisure 0.31%
City Football Group Ltd. Term Loan (United Kingdom)(e)	8.428% (1 mo. USD Term SOFR + 3.00%)		7/21/2028		6,871,436	6,841,374
Silk Bidco AS EUR Term Loan B(d)	–	(j)	2/28/2027	EUR	6,858,244	6,114,414
Total						12,955,788

Healthcare 0.14%
Electron BidCo, Inc. 2021 Term Loan	–	(j)	11/1/2028		$2,410,709	2,407,515
Zelis Healthcare Corp. 2021 Term Loan	–	(j)	9/30/2026		3,292,986	3,299,325
Total						5,706,840

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Home Furnishings 0.02%
TGP Holdings III LLC 2021 Term Loan	–	(j)	6/29/2028		$980,609	$892,629

Insurance 0.14%
Amynta Agency Borrower, Inc. 2023 Term Loan B	10.431% (1 mo. USD Term SOFR + 5.00%)		2/28/2028		4,208,808	4,209,565
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	–	(j)	2/24/2028		1,485,596	1,490,105
Total						5,699,670

Internet 0.10%
Uber Technologies, Inc. 2023 Term Loan B	7.988% - 8.03% (3 mo. USD Term SOFR + 2.75%)		3/3/2030		4,333,745	4,346,682
Investment Management Companies 0.04%
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(d)	4.859% (6 mo. EURIBOR + 2.00%)		12/31/2027	EUR	2,783,994	1,577,336

Leisure 0.10%
Carnival Corp. 2021 Incremental Term Loan B	8.696% (1 mo. USD Term SOFR + 3.25%)		10/18/2028		$4,275,149	4,273,161

Leisure Time 0.13%
Topgolf Callaway Brands Corp. Term Loan B	8.931% (1 mo. USD Term SOFR + 3.50%)		3/15/2030		5,192,985	5,196,698

Machinery 0.14%
CMBF LLC Term Loan	11.429% (1 mo. USD Term SOFR + 6.00%)		8/2/2028		5,692,062	5,649,372

Manufacturing 0.01%
Vue International Bidco PLC 2022 EUR Term Loan(d)	11.086% (6 mo. EURIBOR + 8.00%)		6/30/2027	EUR	490,811	508,703

Oil & Gas 0.19%
Parkway Generation LLC Term Loan B	10.196% (1 mo. USD Term SOFR + 4.75%)		2/18/2029		$6,804,649	6,770,013
Parkway Generation LLC Term Loan C	10.196% (1 mo. USD Term SOFR + 4.75%)		2/18/2029		918,123	913,450
Total						7,683,463

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Packaging 0.11%
Mauser Packaging Solutions Holding Co. Term Loan B	9.318% (1 mo. USD Term SOFR + 4.00%)		8/14/2026	$4,363,032	$4,371,518

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(j)	5/16/2024	633,376	79,489	(k)

Retail 0.31%
Dave & Buster’s, Inc. 2023 Term Loan	9.188% (1 mo. USD Term SOFR + 3.75%)		6/29/2029	3,976,560	3,985,507
IRB Holding Corp. 2022 Term Loan B	8.431% (1 mo. USD Term SOFR + 3.00%)		12/15/2027	8,978,948	8,942,943
Total					12,928,450

Service 0.15%
Red Planet Borrower LLC Term Loan B	–	(j)	10/2/2028	6,698,915	6,352,782

Telecommunications 0.22%
CenturyLink, Inc. 2020 Term Loan B	7.696% (1 mo. USD Term SOFR + 2.25%)		3/15/2027	4,186,433	2,753,752
Frontier Communications Corp. 2021 1st Lien Term Loan	9.196% (1 mo. USD Term SOFR + 3.75%)		10/8/2027	4,426,130	4,321,607
Michaels Cos., Inc. 2021 Term Loan B	–	(j)	4/15/2028	2,337,374	2,173,489
Total					9,248,848
Total Floating Rate Loans (cost $166,800,234)					166,019,348

FOREIGN GOVERNMENT OBLIGATIONS(e) 0.12%

Sri Lanka
Sri Lanka Government International Bonds†(g) (cost $9,711,571)	5.875%		7/25/2022	10,289,000	5,099,781

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.01%
GS Mortgage Securities Corp. Trust Series 2021-RSMZ Class MZ† (cost $20,000,000)	14.925% (1 mo. USD Term SOFR + 9.61%)	#	6/15/2026	20,000,000	200,000	(c)

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.17%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon		58,909	$1,384,362
ACBL Holdings Corp.	Zero Coupon		102,014	5,610,770
Total Preferred Stocks (cost $4,023,075)				6,995,132

	Exercise Price	Expiration Date

RIGHTS 0.00%

Personal Care Products 0.00%
Revlon, Inc.* (cost $230,963)	Zero Coupon	9/7/2023	701,653	1	(c)

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	10/16/2025	26,319	13,159

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50		56,246	149,980
Total Warrants (cost $302,137)				163,139
Total Long-Term Investments (cost $4,275,129,523)				4,081,080,705

			Principal Amount

SHORT-TERM INVESTMENTS 0.54%

REPURCHASE AGREEMENTS 0.38%
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $14,251,900 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2025; value: $15,905,057; proceeds: $15,594,357 (cost $15,593,145)			$15,593,145	15,593,145

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Investments	Shares	Fair Value
Money Market Funds 0.15%
Fidelity Government Portfolio(l) (cost $6,164,060)	6,164,060	$6,164,060

Time Deposits 0.01%
CitiBank N.A.(l) (cost $684,896)	684,896	684,896
Total Short-Term Investments (cost $22,442,101)		22,442,101
Total Investments in Securities 99.14% (cost $4,297,571,624)		4,103,522,806
Other Assets and Liabilities – Net(m) 0.86%		35,418,852
Net Assets 100.00%		$4,138,941,658

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $2,987,927,912, which represents 72.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Amount is less than $1.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(j)	Interest Rate to be determined.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at August 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.40(4)(5)	Bank of America	5.00%	6/20/2028	$111,761,000	$2,165,574	$991,968	$3,157,542

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $991,968. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Forward Foreign Currency Exchange Contracts at August 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	9/8/2023	735,000	$927,561	$931,112	$3,551
British pound	Buy	Morgan Stanley	9/8/2023	5,633,000	7,129,039	7,135,989	6,950
British pound	Sell	Morgan Stanley	9/8/2023	2,340,000	3,030,133	2,964,356	65,777
British pound	Sell	State Street Bank and Trust	9/8/2023	832,000	1,055,565	1,053,993	1,572
Euro	Sell	Bank of America	9/13/2023	1,625,000	1,776,207	1,762,724	13,483
Euro	Sell	Morgan Stanley	9/13/2023	4,236,000	4,678,163	4,595,015	83,148
Euro	Sell	Morgan Stanley	9/13/2023	424,000	460,812	459,935	877
Euro	Sell	State Street Bank and Trust	9/13/2023	2,756,000	3,006,560	2,989,580	16,980
Euro	Sell	State Street Bank and Trust	9/13/2023	425,000	468,900	461,020	7,880
Euro	Sell	State Street Bank and Trust	9/13/2023	3,131,000	3,403,695	3,396,363	7,332
Euro	Sell	Toronto Dominion Bank	9/13/2023	2,103,000	2,314,072	2,281,236	32,836
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$240,386

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	9/8/2023	3,120,000	$4,023,664	$3,952,474	$(71,190)
British pound	Buy	Morgan Stanley	9/8/2023	2,667,000	3,402,559	3,378,605	(23,954)
British pound	Buy	Morgan Stanley	9/8/2023	4,398,000	5,585,609	5,571,468	(14,141)
British pound	Buy	Morgan Stanley	9/8/2023	1,054,000	1,342,846	1,335,227	(7,619)
British pound	Buy	Morgan Stanley	9/8/2023	1,004,000	1,289,547	1,271,886	(17,661)
British pound	Buy	Morgan Stanley	9/8/2023	2,163,000	2,782,805	2,740,129	(42,676)
British pound	Buy	Morgan Stanley	9/8/2023	3,135,000	4,054,101	3,971,476	(82,625)
British pound	Buy	Morgan Stanley	9/8/2023	2,036,000	2,617,544	2,579,243	(38,301)
Euro	Buy	Morgan Stanley	9/13/2023	4,005,000	4,396,890	4,344,437	(52,453)
Euro	Buy	Morgan Stanley	9/13/2023	10,256,000	11,284,488	11,125,231	(159,257)
Euro	Buy	Morgan Stanley	9/13/2023	1,555,000	1,703,051	1,686,792	(16,259)
Euro	Buy	Morgan Stanley	9/13/2023	2,123,000	2,324,716	2,302,931	(21,785)
Euro	Buy	Morgan Stanley	9/13/2023	1,583,000	1,724,024	1,717,165	(6,859)
Euro	Buy	Morgan Stanley	9/13/2023	1,830,000	1,997,385	1,985,099	(12,286)
Euro	Buy	Morgan Stanley	9/13/2023	3,839,000	4,244,732	4,164,368	(80,364)
Euro	Buy	Morgan Stanley	9/13/2023	1,297,000	1,448,060	1,406,925	(41,135)
Euro	Buy	Morgan Stanley	9/13/2023	930,000	1,046,723	1,008,821	(37,902)
Euro	Buy	Morgan Stanley	9/13/2023	1,210,000	1,350,267	1,312,552	(37,715)
Euro	Buy	State Street Bank and Trust	9/13/2023	5,057,000	5,536,778	5,485,598	(51,180)
British pound	Sell	Morgan Stanley	9/8/2023	1,125,000	1,420,099	1,425,171	(5,072)
British pound	Sell	State Street Bank and Trust	9/8/2023	47,430,000	59,025,117	60,085,208	(1,060,091)
British pound	Sell	State Street Bank and Trust	9/8/2023	2,267,000	2,855,629	2,871,878	(16,249)
Euro	Sell	Morgan Stanley	9/13/2023	145,000,000	156,631,900	157,289,243	(657,343)
Euro	Sell	Morgan Stanley	9/13/2023	240,000	259,424	260,341	(917)
Euro	Sell	State Street Bank and Trust	9/13/2023	4,111,000	4,458,146	4,459,421	(1,275)
Euro	Sell	State Street Bank and Trust	9/13/2023	3,021,000	3,267,614	3,277,040	(9,426)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,565,735)

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2023	2,584	Long	$284,484,940	$286,904,750	$2,419,810
U.S. 2-Year Treasury Note	December 2023	2,802	Long	569,645,845	571,060,736	1,414,891
Total Unrealized Appreciation on Futures Contracts						$3,834,701

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2023

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	December 2023	342	Short	EUR	(44,951,984)	EUR	(45,359,460)	$(441,847)
U.S. 5-Year Treasury Note	December 2023	3,296	Short		$(350,489,687)		$(352,414,500)	(1,924,813)
U.S. Long Bond	December 2023	445	Short		(52,554,912)		(54,150,938)	(1,596,026)
U.S. Ultra Treasury Bond	December 2023	107	Short		(13,284,552)		(13,853,156)	(568,604)
Total Unrealized Depreciation on Futures Contracts								$(4,531,290)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks
Automobile Components	$–	$1,960,171	$–		$1,960,171
Electric-Generation	–	6,353	–		6,353
Machinery	8,490,254	–	103,908		8,594,162
Miscellaneous Financials	–	3,174,626	–		3,174,626
Personal Care Products	–	6,669,417	–	(3)	6,669,417
Specialty Retail	4,083,609	3,158,902	–		7,242,511
Transportation Infrastructure	–	–	1,000,215		1,000,215
Remaining Industries	155,542,623	–	–		155,542,623
Convertible Bonds	–	12,981,201	–		12,981,201
Corporate Bonds
Food	–	86,720,712	279		86,720,991
Mining	–	95,604,897	–	(3)	95,604,897
Retail	–	157,418,459	–	(4)	157,418,459
Savings and Loans	–	2,492,828	–	(4)	2,492,828
Remaining Industries	–	3,363,194,850	–		3,363,194,850
Floating Rate Loans Personal & Household Products	–	–	79,489		79,489
Remaining Industries	–	165,939,859	–		165,939,859
Foreign Government Obligations	–	5,099,781	–		5,099,781
Non-Agency Commercial Mortgage-Backed Securities	–	–	200,000		200,000
Preferred Stocks	–	6,995,132	–		6,995,132
Rights	–	–	1		1
Warrants	–	163,139	–		163,139
Short-Term Investments
Repurchase Agreements	–	15,593,145	–		15,593,145
Money Market Funds	6,164,060	–	–		6,164,060
Time Deposits	–	684,896	–		684,896
Total	$174,280,546	$3,927,858,368	$1,383,892		$4,103,522,806

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND August 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$3,157,542	$–	$3,157,542
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	240,386	–	240,386
Liabilities	–	(2,565,735)	–	(2,565,735)
Futures Contracts
Assets	3,834,701	–	–	3,834,701
Liabilities	(4,531,290)	–	–	(4,531,290)
Total	$(696,589)	$832,193	$–	$135,604

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero market value.
(4)	Amount less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 99.98%

ASSET-BACKED SECURITIES 4.79%

Automobiles 1.27%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027		$12,750,000	$11,062,569
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%		11/15/2029		8,375,000	8,218,180
Carvana Auto Receivables Trust Series 2019-4A Class E†	4.70%		10/15/2026		7,250,000	7,075,000
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%		12/26/2025		5,000,000	4,714,331
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028		8,452,000	8,401,262
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028		3,100,000	2,898,273
Total						42,369,615

Credit Card 0.02%
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024		589,795	586,764

Other 3.17%
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030		7,135,000	6,467,327
CIFC Funding Ltd. Series 2019-2A Class BR†	7.07% (3 mo. USD Term SOFR + 1.76%)	#	4/17/2034		5,000,000	4,913,020
CIFC Funding Ltd. Series 2021-4A Class A†	6.62% (3 mo. USD Term SOFR + 1.31%)	#	7/15/2033		7,000,000	6,975,170
Fairstone Financial Issuance Trust Series I 2020-1A Class C†(a)	5.162%		10/20/2039	CAD	15,535,000	11,413,052
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.608% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		$1,000,407	998,001
JFIN CLO Ltd. Series 2013-1A Class A1NR†	6.978% (3 mo. USD Term SOFR + 1.65%)	#	1/20/2030		1,391,490	1,393,160
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031		4,651,000	4,075,176
Lendmark Funding Trust Series 2021-2A Class D†	4.46%		4/20/2032		5,675,000	4,341,315
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.772% (30 day USD SOFR Average + 1.55%)	#	1/17/2037		6,490,000	6,416,988

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XVII Ltd. Series 2015-17A Class BR2†	7.095% (3 mo. USD Term SOFR + 1.76%)	#	7/21/2030	$10,000,000	$9,947,623
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.888% (3 mo. USD Term SOFR + 1.56%)	#	4/20/2033	4,859,946	4,824,341
Mariner Finance Issuance Trust Series 2021-AA Class E†	5.40%		3/20/2036	5,340,000	4,407,327
Mariner Finance Issuance Trust Series 2021-BA Class E†	4.68%		11/20/2036	3,075,000	2,419,309	(b)
Mountain View CLO LLC Series 2017-1A Class AR†	6.66% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	2,833,389	2,830,142
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.821% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	5,000,000	4,988,771
Rad CLO Ltd. Series 2020-7A Class A1†	6.77% (3 mo. USD Term SOFR + 1.46%)	#	4/17/2033	7,850,616	7,788,650
Romark CLO Ltd. Series 2017-1A Class A2R†	7.257% (3 mo. USD Term SOFR + 1.91%)	#	10/23/2030	8,890,000	8,836,601
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	9,639,840	8,680,557
Voya CLO Ltd. Series 2018-4A Class A1AR†	6.61% (3 mo. USD Term SOFR + 1.30%)	#	1/15/2032	3,950,000	3,932,764
Total					105,649,294

Rec Vehicle Loan 0.33%
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	11,033,000	10,885,685
Total Asset-Backed Securities (cost $168,954,240)					159,491,358

CORPORATE BONDS 80.21%

Aerospace/Defense 0.53%
HEICO Corp.	5.35%		8/1/2033	4,779,000	4,739,827
L3Harris Technologies, Inc.	5.60%		7/31/2053	7,182,000	7,237,878
Triumph Group, Inc.	7.75%		8/15/2025	6,000,000	5,667,030
Total					17,644,735

Agriculture 4.23%
BAT Capital Corp.	6.343%		8/2/2030	5,586,000	5,624,523
BAT Capital Corp.	7.75%		10/19/2032	32,427,000	35,215,306

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Agriculture (continued)
Cargill, Inc. †	4.00%		6/22/2032		$17,298,000	$16,000,132
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027		16,816,000	17,008,952
JT International Financial Services BV (Netherlands)†(c)	6.875%		10/24/2032		16,000,000	17,506,674
Philip Morris International, Inc.	5.625%		11/17/2029		22,488,000	22,748,677
Vector Group Ltd.†	10.50%		11/1/2026		200,000	200,831
Viterra Finance BV (Netherlands)†(c)	2.00%		4/21/2026		5,000,000	4,517,821
Viterra Finance BV (Netherlands)†(c)	3.20%		4/21/2031		19,555,000	16,346,760
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027		5,846,000	5,661,625
Total						140,831,301

Apparel 0.18%
PVH Corp.	7.75%		11/15/2023		5,967,000	5,956,316

Banks 16.28%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		4,000,000	3,085,869
Bank of America Corp.	2.299% (SOFR + 1.22%)	#	7/21/2032		8,014,000	6,322,461
Bank of America Corp.	2.482% (5 yr. CMT + 1.20%)	#	9/21/2036		10,000,000	7,600,798
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		36,237,000	29,659,420
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030		4,565,000	4,382,232
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034		4,989,000	4,792,844
BankUnited, Inc.	5.125%		6/11/2030		9,962,000	8,600,377
Barclays PLC (United Kingdom)(c)	6.224% (SOFR + 2.98%)	#	5/9/2034		10,000,000	9,882,159
Barclays PLC (United Kingdom)(c)	7.119% (SOFR + 3.57%)	#	6/27/2034		12,000,000	11,989,739
Barclays PLC (United Kingdom)(c)	7.75% (5 yr. USD Swap + 4.84%)	#	–	(d)	5,000,000	5,012,151
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033		6,844,000	6,200,569
BPCE SA (France)†(c)	3.116% (SOFR + 1.73%)	#	10/19/2032		7,584,000	5,868,995
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		18,611,000	15,000,317
Citigroup, Inc.	4.91% (SOFR + 2.09%)	#	5/24/2033		15,000,000	14,265,392
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		13,417,000	13,377,654

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025	$7,770,000	$7,502,807
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	7,000,000	6,710,448
Danske Bank AS (Denmark)†(c)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	9,892,000	9,737,801
Danske Bank AS (Denmark)†(c)	5.375%		1/12/2024	12,000,000	11,956,348
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap Rate + 1.73%)	#	8/9/2028	7,750,000	7,150,839
Fifth Third Bancorp	6.339% (SOFR + 2.34%)	#	7/27/2029	6,285,000	6,364,575
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	17,941,000	14,186,472
Intesa Sanpaolo SpA (Italy)†(c)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032	4,014,000	3,061,760
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	14,275,000	14,099,734
Intesa Sanpaolo SpA (Italy)†(c)	8.248% (1 yr. CMT + 4.40%)	#	11/21/2033	7,000,000	7,326,256
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	12,620,000	10,489,994
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%)	#	7/25/2033	32,950,000	31,706,896
KeyBank NA	5.00%		1/26/2033	7,000,000	6,084,580
KeyCorp	2.25%		4/6/2027	5,150,000	4,434,365
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	3,705,000	3,371,597
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 yr. CMT + 1.70%)	#	3/3/2036	9,790,000	7,490,895
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	1,850,000	1,804,810
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	3,724,000	2,922,169
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	6,418,000	6,145,596
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.406% (1 yr. CMT + 1.97%)	#	4/19/2034	10,000,000	9,864,814
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	7,860,000	6,185,200
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	9,129,000	6,888,492
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	1,395,000	1,325,516
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	5,000,000	4,656,599
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034	9,940,000	9,777,197

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033	$12,965,000	$13,589,779
National Australia Bank Ltd. (Australia)†(c)	3.933% (5 yr. CMT + 1.88%)	#	8/2/2034	11,000,000	9,519,186
NatWest Group PLC (United Kingdom)(c)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035	7,000,000	5,406,492
NatWest Group PLC (United Kingdom)(c)	6.016% (1 yr. CMT + 2.10%)	#	3/2/2034	3,258,000	3,246,684
Standard Chartered PLC (United Kingdom)†(c)	6.296% (1 yr. CMT + 2.58%)	#	7/6/2034	10,000,000	9,989,663
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	12,195,000	11,082,802
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031	8,000,000	6,635,810
Toronto-Dominion Bank (Canada)(c)	4.456%		6/8/2032	24,515,000	22,850,503
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,877,000	7,310,121
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	9,918,000	9,052,271
UBS AG (Switzerland)(c)	5.125%		5/15/2024	13,800,000	13,639,051
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033	7,700,000	6,069,099
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	7,000,000	6,439,868
UBS Group AG (Switzerland)†(c)	5.959% (1 yr. CMT + 2.20%)	#	1/12/2034	5,000,000	5,026,822
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%)	#	7/15/2026	10,000,000	10,046,145
UBS Group AG (Switzerland)†(c)	6.537% (SOFR + 3.92%)	#	8/12/2033	11,443,000	11,889,697
UniCredit SpA (Italy)†(c)	5.459% (5 yr. CMT + 4.75%)	#	6/30/2035	3,270,000	2,842,036
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	15,461,000	13,026,017
Wells Fargo & Co.	4.897% (SOFR + 2.10%)	#	7/25/2033	9,955,000	9,371,158
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	5,006,000	4,877,903
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	5,085,000	5,065,686
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	2,558,000	2,029,440
Westpac Banking Corp. (Australia)(c)	2.668% (5 yr. CMT + 1.75%)	#	11/15/2035	8,000,000	6,154,079
Total					542,447,049

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Beverages 0.55%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	$12,497,000	$12,186,244
Constellation Brands, Inc.	3.15%		8/1/2029	6,849,000	6,124,764
Total					18,311,008

Biotechnology 1.23%
Amgen, Inc.	4.05%		8/18/2029	12,566,000	11,881,182
Amgen, Inc.	4.875%		3/1/2053	15,990,000	14,205,162
Amgen, Inc.	5.25%		3/2/2033	14,960,000	14,888,487
Total					40,974,831

Chemicals 1.23%
Celanese U.S. Holdings LLC	6.35%		11/15/2028	14,962,000	15,011,836
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	14,846,000	13,299,267
International Flavors & Fragrances, Inc.†	2.30%		11/1/2030	9,975,000	7,747,559
Rain Carbon, Inc.†	12.25%		9/1/2029	4,717,000	4,871,387
Total					40,930,049

Commercial Services 0.78%
Ashtead Capital, Inc.†	5.95%		10/15/2033	10,000,000	9,823,624
Global Payments, Inc.	5.30%		8/15/2029	16,461,000	16,079,652
Total					25,903,276

Computers 0.89%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	12,969,000	11,787,849
Leidos Holdings, Inc.	5.95%		12/1/2040	1,325,000	1,193,847
Leidos, Inc.	4.375%		5/15/2030	6,375,000	5,882,810
Leidos, Inc.	5.75%		3/15/2033	3,746,000	3,725,075
Leidos, Inc.	7.125%		7/1/2032	6,806,000	7,135,308
Total					29,724,889

Cosmetics/Personal Care 0.42%
Haleon U.S. Capital LLC	3.625%		3/24/2032	15,826,000	14,065,277

Diversified Financial Services 4.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	8,000,000	7,606,598
Aircastle Ltd.†	2.85%		1/26/2028	11,435,000	9,855,235
Aircastle Ltd.†	6.50%		7/18/2028	18,000,000	17,893,764
American Express Co.	4.989% (SOFR + 2.26%)	#	5/26/2033	13,975,000	13,259,599
American Express Co.	5.043% (SOFR + 1.84%)	#	5/1/2034	14,965,000	14,386,950
Aviation Capital Group LLC†	3.50%		11/1/2027	3,918,000	3,508,181
Aviation Capital Group LLC†	6.375%		7/15/2030	7,317,000	7,260,521

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	$650,000	$560,047
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	10,118,000	9,873,740
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	16,000,000	15,100,505
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	7,750,000	7,695,145
Capital One Financial Corp.	1.343% (SOFR + 0.69%)	#	12/6/2024	7,151,000	7,049,231
LPL Holdings, Inc.†	4.375%		5/15/2031	21,225,000	18,668,901
Navient Corp.	6.75%		6/25/2025	5,550,000	5,516,959
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	5,397,000	5,113,541
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	3,760,000	2,983,218
Total					146,332,135

Electric 10.69%
AEP Texas, Inc.	5.40%		6/1/2033	3,546,000	3,509,324
AES Corp.	2.45%		1/15/2031	7,975,000	6,339,908
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(c)	4.125%		6/15/2028	10,797,000	9,658,034
Comision Federal de Electricidad (Mexico)†(c)	4.688%		5/15/2029	25,000,000	22,737,718
Constellation Energy Generation LLC	5.80%		3/1/2033	9,781,000	9,971,194
Constellation Energy Generation LLC	6.25%		10/1/2039	5,185,000	5,259,671
DTE Energy Co.	2.95%		3/1/2030	13,166,000	11,337,060
DTE Energy Co.	3.40%		6/15/2029	4,398,000	3,949,411
Duke Energy Corp.	4.50%		8/15/2032	14,776,000	13,759,601
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,523,000	11,226,893
Electricite de France SA (France)†(c)	6.25%		5/23/2033	25,011,000	25,758,879
Entergy Texas, Inc.	5.80%		9/1/2053	4,975,000	5,018,810
Evergy Metro, Inc.	4.95%		4/15/2033	7,125,000	6,939,319
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,480,000	5,249,691
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,206,000	10,999,948
ITC Holdings Corp.†	5.40%		6/1/2033	9,976,000	9,810,329
Liberty Utilities Finance GP 1†	2.05%		9/15/2030	12,633,000	10,054,433
Louisville Gas & Electric Co.	5.45%		4/15/2033	9,974,000	10,095,044
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	12,000,000	10,874,534
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	9,199,000	9,223,586
NRG Energy, Inc.†	4.45%		6/15/2029	14,584,000	12,970,726
Oglethorpe Power Corp.	5.95%		11/1/2039	9,881,000	9,791,474
Oklahoma Gas & Electric Co.	5.40%		1/15/2033	7,050,000	7,055,480
Oklahoma Gas & Electric Co.	5.60%		4/1/2053	9,977,000	9,936,193
Pacific Gas & Electric Co.	4.55%		7/1/2030	24,283,000	21,852,876
Pacific Gas & Electric Co.	6.15%		1/15/2033	6,649,000	6,481,110
Pacific Gas & Electric Co.	6.70%		4/1/2053	7,000,000	6,819,084

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
PacifiCorp	4.15%		2/15/2050	$4,990,000	$3,670,373
Palomino Funding Trust I†	7.233%		5/17/2028	9,071,000	9,194,081
Puget Energy, Inc.	4.10%		6/15/2030	21,009,000	18,818,475
Southern Co.	4.475%	(e)	8/1/2024	11,126,000	10,977,555
Virginia Electric & Power Co.	5.45%		4/1/2053	9,976,000	9,672,611
Vistra Operations Co. LLC†	3.55%		7/15/2024	18,009,000	17,528,632
Xcel Energy, Inc.	5.45%		8/15/2033	9,960,000	9,807,469
Total					356,349,526

Electronics 0.28%
Trimble, Inc.	6.10%		3/15/2033	9,304,000	9,401,105

Energy-Alternate Sources 0.09%
Topaz Solar Farms LLC†	5.75%		9/30/2039	3,154,963	2,986,157

Engineering & Construction 0.84%
Cellnex Finance Co. SA (Spain)†(c)	3.875%		7/7/2041	10,563,000	7,541,401
Jacobs Engineering Group, Inc.	5.90%		3/1/2033	10,855,000	10,748,423
Sitios Latinoamerica SAB de CV (Mexico)†(c)	5.375%		4/4/2032	11,000,000	9,846,435
Total					28,136,259

Food 0.59%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025	8,000,000	7,987,971
Kellogg Co.	5.25%		3/1/2033	9,816,000	9,706,993
McCormick & Co., Inc.	4.95%		4/15/2033	2,073,000	2,009,547
Total					19,704,511

Gas 1.12%
CenterPoint Energy Resources Corp.	5.40%		3/1/2033	7,159,000	7,167,981
Southwest Gas Corp.	4.05%		3/15/2032	23,500,000	21,077,904
Spire Missouri, Inc.	4.80%		2/15/2033	9,250,000	9,001,494
Total					37,247,379

Hand/Machine Tools 0.83%
Regal Rexnord Corp.†	6.05%		4/15/2028	8,000,000	7,921,448
Regal Rexnord Corp.†	6.30%		2/15/2030	19,945,000	19,874,973
Total					27,796,421

Health Care-Products 0.94%
Alcon Finance Corp.†	5.375%		12/6/2032	10,000,000	9,971,317
GE HealthCare Technologies, Inc.	5.65%		11/15/2027	21,200,000	21,464,150
Total					31,435,467

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services 3.83%
Catalent Pharma Solutions, Inc.†	3.125%		2/15/2029	$10,000,000	$8,424,800
Centene Corp.	3.375%		2/15/2030	33,200,000	28,443,987
Elevance Health, Inc.	2.25%		5/15/2030	12,000,000	10,033,256
Elevance Health, Inc.	4.10%		5/15/2032	9,977,000	9,197,785
Elevance Health, Inc.	5.50%		10/15/2032	3,636,000	3,710,212
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%		12/1/2031	8,000,000	6,187,962
HCA, Inc.	5.50%		6/1/2033	13,471,000	13,238,949
Humana, Inc.	3.70%		3/23/2029	21,804,000	20,198,304
Humana, Inc.	5.875%		3/1/2033	11,457,000	11,866,814
IQVIA, Inc.†	5.70%		5/15/2028	10,000,000	9,975,371
Molina Healthcare, Inc.†	4.375%		6/15/2028	7,000,000	6,430,192
Total					127,707,632

Insurance 2.14%
Aon Corp.	8.205%		1/1/2027	5,545,000	5,832,614
Assurant, Inc.	2.65%		1/15/2032	3,049,000	2,302,094
Assurant, Inc.	3.70%		2/22/2030	9,896,000	8,544,239
Brown & Brown, Inc.	4.20%		3/17/2032	11,975,000	10,725,850
F&G Annuities & Life, Inc.†	7.40%		1/13/2028	12,525,000	12,753,312
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%)	#	10/15/2051	5,469,000	3,958,860
Intact Financial Corp. (Canada)†(c)	5.459%		9/22/2032	6,983,000	6,898,401
New York Life Global Funding†	4.55%		1/28/2033	10,302,000	9,772,258
Protective Life Corp.	8.45%		10/15/2039	5,103,000	6,029,634
Selective Insurance Group, Inc.	5.375%		3/1/2049	5,081,000	4,558,358
Total					71,375,620

Internet 1.20%
Amazon.com, Inc.	4.70%		12/1/2032	12,321,000	12,250,052
Netflix, Inc.†	5.375%		11/15/2029	28,000,000	27,870,321
Total					40,120,373

Lodging 0.24%
Hyatt Hotels Corp.	1.30%		10/1/2023	8,000,000	7,967,070

Machinery-Diversified 0.91%
Flowserve Corp.	2.80%		1/15/2032	8,450,000	6,719,218
Ingersoll Rand, Inc.	5.70%		8/14/2033	8,977,000	9,107,949
Mueller Water Products, Inc.†	4.00%		6/15/2029	690,000	611,737
nVent Finance Sarl (Luxembourg)(c)	4.55%		4/15/2028	13,500,000	12,780,508
SPX FLOW, Inc.†	8.75%		4/1/2030	1,224,000	1,165,071
Total					30,384,483

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Media 0.54%
Cox Communications, Inc.†	5.70%		6/15/2033		$9,975,000	$9,953,417
FactSet Research Systems, Inc.	3.45%		3/1/2032		9,551,000	8,101,290
Total						18,054,707

Mining 0.30%
Kinross Gold Corp. (Canada)†(c)	6.25%		7/15/2033		9,975,000	9,844,605

Miscellaneous Manufacturing 0.37%
General Electric Co.	8.882% (3 mo. USD LIBOR + 3.33%)	#	–	(d)	12,135,000	12,157,753

Oil & Gas 10.92%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026		10,000,000	10,059,000
Antero Resources Corp.†	5.375%		3/1/2030		20,117,000	18,829,973
Apache Corp.	5.10%		9/1/2040		9,495,000	7,903,455
Baytex Energy Corp. (Canada)†(c)	8.50%		4/30/2030		11,714,000	11,888,375
Berry Petroleum Co. LLC†	7.00%		2/15/2026		9,000,000	8,663,296
California Resources Corp.†	7.125%		2/1/2026		9,233,000	9,265,020
Callon Petroleum Co.†	8.00%		8/1/2028		10,000,000	10,150,140
Civitas Resources, Inc.†	8.75%		7/1/2031		7,692,000	7,970,835
Comstock Resources, Inc.†	5.875%		1/15/2030		8,750,000	7,736,460
Continental Resources, Inc.†	5.75%		1/15/2031		33,000,000	31,560,967
Crescent Energy Finance LLC†	7.25%		5/1/2026		12,000,000	11,832,236
Crescent Energy Finance LLC†	9.25%		2/15/2028		5,000,000	5,119,350
Diamondback Energy, Inc.	3.125%		3/24/2031		10,000,000	8,604,965
Diamondback Energy, Inc.	3.50%		12/1/2029		5,488,000	4,968,571
Diamondback Energy, Inc.	6.25%		3/15/2033		11,975,000	12,379,088
Earthstone Energy Holdings LLC†	9.875%		7/15/2031		7,500,000	8,229,637
Eni SpA (Italy)†(c)	5.70%		10/1/2040		11,398,000	10,306,356
EQT Corp.	7.00%		2/1/2030		16,202,000	16,968,540
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028		7,000,000	6,759,659
Matador Resources Co.†	6.875%		4/15/2028		4,167,000	4,164,204
Nabors Industries Ltd.†	7.25%		1/15/2026		6,000,000	5,778,337
Occidental Petroleum Corp.	6.375%		9/1/2028		9,975,000	10,153,752
Occidental Petroleum Corp.	6.45%		9/15/2036		7,000,000	7,164,990
Occidental Petroleum Corp.	6.625%		9/1/2030		6,500,000	6,716,897
Occidental Petroleum Corp.	8.875%		7/15/2030		8,000,000	9,179,960
OGX Austria GmbH (Brazil)†(c)(f)	8.50%		6/1/2018		1,800,000	36
Ovintiv, Inc.	6.25%		7/15/2033		14,965,000	14,950,880
Ovintiv, Inc.	6.50%		2/1/2038		7,362,000	7,240,712
Ovintiv, Inc.	6.625%		8/15/2037		4,595,000	4,591,814
Patterson-UTI Energy, Inc.	5.15%		11/15/2029		17,177,000	15,843,246
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%		9/15/2030		4,571,000	4,563,252

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Permian Resources Operating LLC†	6.875%	4/1/2027	$9,250,000	$9,203,793
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	15,710,000	13,773,124
Precision Drilling Corp. (Canada)†(c)	6.875%	1/15/2029	3,250,000	3,092,673
Rockcliff Energy II LLC†	5.50%	10/15/2029	5,000,000	4,614,273
Seadrill Finance Ltd.†	8.375%	8/1/2030	3,147,000	3,228,696
SM Energy Co.	6.50%	7/15/2028	9,000,000	8,805,600
Transocean, Inc.	7.50%	4/15/2031	4,000,000	3,491,200
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	10,000,000	9,477,546
Vital Energy, Inc.†	7.75%	7/31/2029	2,750,000	2,477,654
Vital Energy, Inc.	10.125%	1/15/2028	6,000,000	6,096,570
Total				363,805,132

Oil & Gas Services 0.15%
NOV, Inc.	3.60%	12/1/2029	5,632,000	5,053,879

Pharmaceuticals 2.15%
AbbVie, Inc.	3.20%	11/21/2029	12,050,000	10,868,540
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	7,450,000	7,080,443
Cigna Group	2.40%	3/15/2030	6,767,000	5,699,799
CVS Health Corp.	3.25%	8/15/2029	6,000,000	5,366,355
CVS Health Corp.	4.78%	3/25/2038	10,981,000	9,839,883
CVS Health Corp.	5.05%	3/25/2048	11,973,000	10,508,596
CVS Health Corp.	5.25%	1/30/2031	9,977,000	9,862,598
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.75%	5/19/2033	12,487,000	12,294,245
Total				71,520,459

Pipelines 1.59%
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	5,700,000	5,753,389
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,375,000	6,423,465
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	5,529,000	4,533,079
EIG Pearl Holdings Sarl (Luxembourg)(c)	3.545%	8/31/2036	13,000,000	10,832,770
NGPL PipeCo LLC†	4.875%	8/15/2027	20,258,000	19,418,974
Venture Global LNG, Inc.†	8.375%	6/1/2031	5,882,000	5,938,696
Total				52,900,373

REITS 2.63%
American Tower Corp.	3.80%	8/15/2029	19,950,000	18,162,168
American Tower Corp.	5.55%	7/15/2033	3,559,000	3,526,048
Crown Castle, Inc.	3.30%	7/1/2030	25,500,000	22,157,602
EPR Properties	4.95%	4/15/2028	10,000,000	8,968,636
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	9,000,000	8,753,981
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	27,000,000	26,156,812
Total				87,725,247

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.51%
Bayer Corp.†	6.65%		2/15/2028	$14,749,000	$15,302,532
Beacon Roofing Supply, Inc.†	6.50%		8/1/2030	1,638,000	1,619,982
Total					16,922,514

Semiconductors 0.93%
Broadcom, Inc.†	3.469%		4/15/2034	29,900,000	24,444,734
Broadcom, Inc.†	4.15%		4/15/2032	7,400,000	6,631,217
Total					31,075,951

Software 2.56%
MSCI, Inc.†	3.625%		11/1/2031	14,296,000	12,138,503
Oracle Corp.	5.375%		7/15/2040	15,452,000	14,413,545
Oracle Corp.	6.125%		7/8/2039	14,788,000	15,023,668
Oracle Corp.	6.25%		11/9/2032	10,650,000	11,150,807
ServiceNow, Inc.	1.40%		9/1/2030	17,120,000	13,475,174
Workday, Inc.	3.80%		4/1/2032	21,630,000	19,209,638
Total					85,411,335

Telecommunications 3.00%
AT&T, Inc.	3.50%		9/15/2053	34,000,000	22,396,367
AT&T, Inc.	4.30%		2/15/2030	10,000,000	9,327,377
AT&T, Inc.	5.40%		2/15/2034	8,000,000	7,772,030
Sprint Capital Corp.	6.875%		11/15/2028	39,425,000	41,685,708
Sprint Capital Corp.	8.75%		3/15/2032	6,750,000	8,051,130
T-Mobile USA, Inc.	3.875%		4/15/2030	11,925,000	10,888,746
Total					100,121,358

Trucking & Leasing 0.15%
SMBC Aviation Capital Finance DAC (Ireland)†(c)	5.45%		5/3/2028	5,000,000	4,933,110
Total Corporate Bonds (cost $2,814,124,239)					2,673,259,292

FLOATING RATE LOANS(g) 4.97%

Aerospace/Defense 0.27%
TransDigm, Inc. 2022 Term Loan H	–	(h)	2/22/2027	9,000,000	9,031,905

Airlines 0.05%
Mileage Plus Holdings LLC 2020 Term Loan B	–	(h)	6/21/2027	1,522,000	1,588,588

Entertainment 0.65%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(c)	7.754% (3 mo. USD Term SOFR + 2.25%)		7/21/2026	21,487,525	21,510,731

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial 0.25%
LPL Holdings, Inc. 2019 Term Loan B1	7.168% (1 mo. USD Term SOFR + 1.75%)		11/12/2026	$846,165	$848,174
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(c)	–	(h)	11/5/2028	7,500,000	7,509,375
Total					8,357,549

Food Service 0.30%
Aramark Services, Inc. 2023 Term Loan B6	7.946% (1 mo. USD Term SOFR + 2.50%)		6/22/2030	10,000,000	10,012,500

Health Services 0.22%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.429% (1 mo. USD Term SOFR + 2.00%)		2/22/2028	2,470,498	2,424,485
IQVIA, Inc. 2022 Term Loan A2	6.681% (1 mo. USD Term SOFR + 1.25%)		6/16/2027	5,000,000	4,887,500
Total					7,311,985

Internet 0.18%
Imperva, Inc. 1st Lien Term Loan	–	(h)	1/12/2026	6,000,000	6,023,130

Lodging 0.43%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.165% (1 mo. USD Term SOFR + 1.75%)		6/22/2026	13,365,000	13,372,685
Resorts World Las Vegas LLC Term Loan A	6.831% (1 mo. USD Term SOFR + 1.50%)		4/16/2024	1,087,500	1,084,781
Total					14,457,466

Machinery: Construction & Mining 0.24%
Brookfield WEC Holdings, Inc. 2021 Term Loan	–	(h)	8/1/2025	8,000,000	8,002,840

Media 0.32%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/30/2025	10,768,957	10,784,895

Mining & Metals 0.29%
Arsenal AIC Parent LLC Term Loan	9.879% (3 mo. USD Term SOFR + 4.50%)		8/18/2030	9,651,162	9,672,877

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacture 0.29%
MB Aerospace Holdings II Corp. Term Loan	–	(h)	1/22/2025	$9,791,320	$9,795,383

Oil & Gas 0.23%
Keane Group Holdings LLC 2018 1st Lien Term Loan	8.946% (1 mo. USD SOFR + 3.50%)		5/25/2025	7,484,252	7,506,106

Pharmaceuticals 0.51%
Horizon Therapeutics USA, Inc. 2021 Term Loan B2	7.18% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	17,064,047	17,068,228

Real Estate Investment Trusts 0.12%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.431% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	3,911,798	3,902,019

Regional 0.15%
Seminole Tribe of Florida 2022 Term Loan A	6.431% - 6.52% (1 Mo. USD Term SOFR + 1.00%) (3 mo. USD Term SOFR + 1.00%)		5/13/2027	5,000,000	4,903,125	(i)

Retail 0.09%
KFC Holding Co. 2021 Term Loan B	7.176% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	3,000,000	3,003,435

Software 0.38%
Finastra USA, Inc. USD 1st Lien Term Loan	–	(h)	6/13/2024	4,686,850	4,686,382
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)		4/26/2024	8,089,055	8,090,713
Total					12,777,095
Total Floating Rate Loans (cost $165,577,958)					165,709,857

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 Class IO (Cost $200,925)	0.379%	#(j)	7/16/2054	4,915,171	58,830

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.04%
Government National Mortgage Association(k)	5.00%		TBA	10,800,000	10,509,321
Government National Mortgage Association(k)	5.50%		TBA	10,500,000	10,394,180
Government National Mortgage Association(k)	6.00%		TBA	15,900,000	15,940,684
Government National Mortgage Association(k)	6.50%		TBA	10,500,000	10,626,549
Uniform Mortgage-Backed Security(k)	5.00%		TBA	10,800,000	10,477,898
Uniform Mortgage-Backed Security(k)	5.50%		TBA	10,500,000	10,365,400

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(k)	6.00%		TBA		$15,900,000	$15,935,402
Uniform Mortgage-Backed Security(k)	6.50%		TBA		16,782,000	17,038,967
Total Government Sponsored Enterprises Pass-Throughs (cost $100,767,930)						101,288,401

MUNICIPAL BONDS 1.00%

Government 0.55%
State of Illinois GO	5.10%		6/1/2033		19,025,000	18,478,861

Natural Gas 0.45%
Texas Natural Gas Securitization Finance Corp.	5.169%		4/1/2041		14,965,000	14,939,537
Total Municipal Bonds (cost $34,282,621)						33,418,398

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.77%
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.035% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034		3,950,000	2,486,498
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class C	4.424%	#(j)	7/10/2050		3,017,634	2,655,555
CS Master Trust Series 2021-BLUF Class A†	9.608% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023	(l)	2,400,000	2,310,510	(b)
Great Wolf Trust Series 2019-WOLF Class A†	6.459% (1 mo. USD Term SOFR + 1.15%)	#	12/15/2036		8,100,000	8,069,515
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.076% (1 mo. USD Term SOFR + 4.76%)	#	5/15/2026		5,160,000	3,226,244
GS Mortgage Securities Trust Series 2013-GC12 Class XB	0.569%	#(j)	6/10/2046		47,400,000	71
GS Mortgage Securities Trust Series 2015-GS1 Class XB	0.326%	#(j)	11/10/2048		30,000,000	136,357
HPLY Trust Series 2019-HIT Class A†	6.431% (1 mo. USD Term SOFR + 1.11%)	#	11/15/2036		2,871,310	2,850,972
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†	0.723%	#(j)	8/5/2034		16,028,000	1,913
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†	0.665%	#(j)	8/5/2034		18,308,000	2,157
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class C	4.37%	#(j)	7/15/2048		1,674,000	1,426,312
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class D†	4.131%	#(j)	7/15/2046		2,255,889	449,987
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class AS	3.785%	#(j)	11/15/2050		2,089,000	1,871,214
Total Non-Agency Commercial Mortgage-Backed Securities (cost $30,949,521)						25,487,305

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 5.20%
U.S. Treasury Bonds	1.625%	11/15/2050	$22,597,000	$13,076,248
U.S. Treasury Bonds	3.625%	5/15/2053	55,281,000	49,869,509
U.S. Treasury Bonds	4.375%	8/15/2043	35,407,000	35,318,483
U.S. Treasury Inflation-Indexed Notes(m)	0.25%	1/15/2025	36,445,092	35,029,969
U.S. Treasury Notes	3.875%	8/15/2033	40,689,000	39,967,406
Total U.S. Treasury Obligations (cost $176,227,299)				173,261,615
Total Long-Term Investments (cost $3,491,084,733)				3,331,975,056

SHORT-TERM INVESTMENTS 4.57%

COMMERCIAL PAPER 1.12%

Chemicals 0.33%
FMC Corp.†	6.034%	9/1/2023	11,072,000	11,072,000

Electric 0.55%
AES Corp.	6.135%	9/1/2023	18,124,000	18,124,000

Health Care-Services 0.24%
CommonSpirit Health	6.354%	10/25/2023	8,135,000	8,059,345
Total Commercial Paper (cost $37,255,344)				37,255,345

U.S. TREASURY OBLIGATIONS 1.49%
U.S. Treasury Bills (Cost $49,887,423)	Zero Coupon	9/14/2023	49,982,000	49,887,468

REPURCHASE AGREEMENTS 1.96%
Repurchase Agreement dated 8/31/2023, 5.270% due 9/1/2023 with Barclays Bank PLC collateralized by $53,160,000 of U.S. Treasury Note at 5.000% due 8/31/2025; value: $53,274,294; proceeds: $52,237,346 (cost $52,229,700)			52,229,700	52,229,700
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $11,766,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2025; value: $13,251,668; proceeds: $12,992,792 (cost $12,991,782)			12,991,782	12,991,782
Total Repurchase Agreements (cost $65,221,482)				65,221,482
Total Short-Term Investments (cost $152,364,249)				152,364,295
Total Investments in Securities 104.55% (cost $3,643,448,982)				3,484,339,351
Other Assets and Liabilities – Net(n) (4.55)%				(151,639,243)
Net Assets 100.00%				$3,332,700,108

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
INCOME FUND August 31, 2023

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $1,218,732,786, which represents 36.57% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(h)	Interest Rate to be determined.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Maturity date has passed. As of August 31, 2023, an extension is available to June 15, 2024.
(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$7,393,000	$12,993
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	7,393,000	3,720
Goldman Sachs	2.508%	CPI Urban Consumer NSA	3/24/2028	15,000,000	33,784	(1)
Goldman Sachs	2.508%	CPI Urban Consumer NSA	3/24/2028	15,000,000	33,784
Goldman Sachs	2.564%	CPI Urban Consumer NSA	2/10/2028	28,838,000	14,086	(2)
Goldman Sachs	2.744%	CPI Urban Consumer NSA	1/15/2024	7,393,000	89,034
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$187,401

(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $16,430, which includes upfront payment of $(17,354). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $1,225, which includes upfront payment of $(12,861). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at August 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	11/20/2023	14,642,000	$11,152,207	$10,848,379	$303,828

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	11/20/2023	750,000	$552,688	$555,681	$(2,993)

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2023	5,534	Long	$1,124,709,880	$1,127,855,143	$3,145,263
U.S. Long Bond	December 2023	1,266	Long	151,755,146	154,056,375	2,301,229
U.S. Ultra Treasury Bond	December 2023	2,272	Long	287,299,594	294,153,000	6,853,406
Total Unrealized Appreciation on Futures Contracts						$12,299,898

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	December 2023	4,114	Short	$(471,545,211)	$(477,673,969)	$(6,128,758)
U.S. 5-Year Treasury Note	December 2023	469	Short	(49,868,917)	(50,146,359)	(277,442)
Total Unrealized Depreciation on Futures Contracts						$(6,406,200)

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INCOME FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$103,229,985	$2,419,309	$105,649,294
Remaining Industries	–	53,842,064	–	53,842,064
Corporate Bonds	–	2,673,259,292	–	2,673,259,292
Floating Rate Loans
Regional	–	–	4,903,125	4,903,125
Remaining Industries	–	160,806,732	–	160,806,732
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	58,830	–	58,830
Government Sponsored Enterprises Pass-Throughs	–	101,288,401	–	101,288,401
Municipal Bonds	–	33,418,398	–	33,418,398
Non-Agency Commercial Mortgage-Backed Securities	–	23,176,795	2,310,510	25,487,305
U.S. Treasury Obligations	–	173,261,615	–	173,261,615
Short-Term Investments
Commercial Paper	–	37,255,345	–	37,255,345
U.S. Treasury Obligations	–	49,887,468	–	49,887,468
Repurchase Agreements	–	65,221,482	–	65,221,482
Total	$–	$3,474,706,407	$9,632,944	$3,484,339,351
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$187,401	$–	$187,401
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	303,828	–	303,828
Liabilities	–	(2,993)	–	(2,993)
Futures Contracts
Assets	12,299,898	–	–	12,299,898
Liabilities	(6,406,200)	–	–	(6,406,200)
Total	$5,893,698	$488,236	$–	$6,381,934

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 91.10%

ASSET-BACKED SECURITIES 24.31%

Automobiles 6.12%
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A Class A†	3.35%	9/22/2025	$8,464,000	$8,267,639
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class D†	3.34%	8/20/2026	5,000,000	4,508,977
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A	3.74%	9/15/2025	4,671,314	4,632,808
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	200,359	189,451
Carvana Auto Receivables Trust Series 2021-N2 Class A1	0.32%	3/10/2028	33,777	33,724
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	8,885,000	8,644,486
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	986,529	965,798
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	1,812,124	1,776,634
Drive Auto Receivables Trust Series 2019-4 Class D	2.70%	2/16/2027	487,215	482,196
Drive Auto Receivables Trust Series 2021-1 Class C	1.02%	6/15/2027	364,010	359,031
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	15,258,000	15,402,664
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	653,595	641,643
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	4,225,000	4,074,724
Ford Credit Auto Owner Trust Series 2019-1 Class A†	3.52%	7/15/2030	1,143,000	1,132,643
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	298,190	293,281
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	8,300,000	8,177,597
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	3,385,000	3,206,076
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	5,000,000	4,714,331
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	10,899,000	10,574,971

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	$5,545,000	$5,262,535
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75%		2/17/2026	116,592	116,148
Santander Drive Auto Receivables Trust Series 2022-5 Class A2	3.98%		1/15/2025	77,052	77,004
Santander Retail Auto Lease Trust Series 2021-A Class A3†	0.51%		7/22/2024	901,069	895,793
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%		7/15/2026	1,865,000	1,798,403
World Omni Select Auto Trust Series 2019-A Class C	2.38%		12/15/2025	118,782	118,348
World Omni Select Auto Trust Series 2019-A Class D	2.59%		12/15/2025	572,000	569,334
Total					86,916,239

Credit Card 1.80%
BA Credit Card Trust Series 2022-A2 Class A2	5.00%		4/15/2028	2,415,000	2,407,158
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	14,055,000	13,634,242
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	7,355,000	7,124,520
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	2,318,000	2,330,580
Total					25,496,500

Other 15.16%
ACREC Ltd. Series 2021-FL1 Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	5,132,379	5,039,354
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	2,210,868	2,167,549
AMMC CLO Ltd. Series 2020-23A Class A1R†	6.61% (3 mo. USD Term SOFR + 1.30%)	#	10/17/2031	7,500,000	7,464,617
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA Class A†	6.677% (3 mo. USD Term SOFR + 1.31%)	#	1/28/2031	824,750	824,317
Anchorage Capital CLO 4-R Ltd. Series 2014-4RA Class A†	6.677% (3 mo. USD Term SOFR + 1.31%)	#	1/28/2031	1,006,241	1,003,346
Apidos Clo Xxv Series 2016-25A Class A1R†	6.758% (3 mo. USD Term SOFR + 1.43%)	#	10/20/2031	6,970,000	6,950,357
Apidos CLO XXXI Series 2019-31A Class A1R†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	5,000,000	4,979,781

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	$2,859,357	$2,524,541
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.525% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	1,980,000	1,947,874
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.495% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	2,360,000	2,315,809
Atalaya Equipment Leasing Trust Series 2021-1A Class A2†	1.23%		5/15/2026	2,314,099	2,277,699
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.558% (3 mo. USD Term SOFR + 1.23%)	#	7/20/2030	5,020,317	4,998,143
Benefit Street Partners CLO III Ltd. Series 2013-IIIA Class A1R2†	6.588% (3 mo. USD Term SOFR + 1.26%)	#	7/20/2029	890,031	889,788
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.787% (3 mo. USD Term SOFR + 1.44%)	#	10/22/2030	962,350	960,131
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	1,112,633	1,107,851
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.745% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	6,600,000	6,521,701
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.669% (3 mo. USD Term SOFR + 1.31%)	#	7/27/2031	1,190,199	1,186,365
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	2,045,446	2,039,424
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.488% (3 mo. USD LIBOR + 0.90%)	#	7/20/2029	720,955	717,573
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	7/17/2031	3,400,000	3,393,200
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.716% (3 mo. USD Term SOFR + 1.31%)	#	5/29/2032	3,220,000	3,195,276
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	7/15/2033	2,340,000	2,329,439
CF Hippolyta Issuer LLC Series 2021-1A Class B1†	1.98%		3/15/2061	4,617,993	3,965,666

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
CIFC Funding II Ltd. Series 2013-2A Class A1L2†	6.572% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	$3,914,080	$3,903,326
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.55% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2028	4,329,151	4,312,612
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.557% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	903,443	900,760
Generate CLO 2 Ltd. Series 2A Class AR†	6.757% (3 mo. USD Term SOFR + 1.41%)	#	1/22/2031	1,296,536	1,290,963
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.445% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	6,150,000	6,026,221
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.427% (1 mo. USD SOFR + 1.00%)	#	9/17/2036	5,293,207	5,178,405
JFIN CLO Ltd. Series 2013-1A Class A2R†	7.788% (3 mo. USD Term SOFR + 2.46%)	#	1/20/2030	690,295	691,094
KKR CLO Ltd. Series 24 Class A1R†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	4,980,000	4,953,686
KKR CLO Ltd. Series 30A Class A1R†	6.59% (3 mo. USD Term SOFR + 1.28%)	#	10/17/2031	10,000,000	9,941,355
KREF Ltd. Series 2021-FL2 Class A†	6.498% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	4,930,000	4,868,498
KREF Ltd. Series 2021-FL2 Class AS†	6.728% (1 mo. USD Term SOFR + 1.41%)	#	2/15/2039	4,830,000	4,600,575
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	5,810,000	5,670,715
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	3,974,230
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	10,585,000	9,164,924
LFT CRE Ltd. Series 2021-FL1 Class A†	6.595% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	2,230,000	2,201,533
LFT CRE Ltd. Series 2021-FL1 Class B†	7.175% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	3,520,000	3,374,169
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.507% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	2,783,348	2,773,090
Magnetite XXII Ltd. Series 2019-22A Class AR†	6.63% (3 mo. USD Term SOFR + 1.32%)	#	4/15/2031	4,000,000	3,984,995

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.56% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2034	$1,110,000	$1,104,790
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	3,340,000	2,938,916
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	4,675,588	4,558,886
MVW Owner Trust Series 2017-1A Class A†	2.42%		12/20/2034	36,095	35,179
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class A1†	1.91%		10/20/2061	3,140,000	2,712,172
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.583% (3 mo. USD Term SOFR + 1.23%)	#	7/25/2030	2,779,192	2,772,322
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	4,484,010	4,470,171
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	576,839	575,137
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.631% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	1,960,000	1,950,182
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	135,058	133,377
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	4,282,000	3,933,776
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	5,445,000	5,433,261
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	103,577	99,469
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	4,031,098	3,941,808
PFS Financing Corp. Series 2020-G Class A†	0.97%		2/15/2026	647,000	632,445
Romark CLO Ltd. Series 2017-1A Class A1R†	6.637% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	7,341,548	7,310,707
SCF Equipment Leasing LLC Series 2019-2A Class A2†	2.47%		4/20/2026	141,241	140,714
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	2,350,000	2,301,289
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	776,829	760,363

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	$1,130,000	$1,053,022
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	7,240,000	6,977,759
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.598% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	3,136,891	3,126,711
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.691% (3 mo. USD LIBOR + 1.06%)	#	1/29/2032	500,000	498,758
TICP CLO IX Ltd. Series 2017-9A Class A†	6.728% (3 mo. USD Term SOFR + 1.40%)	#	1/20/2031	904,225	902,447
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	1,378,219	1,354,823
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.63% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	3,500,000	3,480,099
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2030	5,531,641	5,511,849
Total					215,321,384

Rec Vehicle Loan 0.44%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	230,496	225,378
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	3,614,851	3,563,237
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	2,453,800	2,430,588
Total					6,219,203

Student Loan 0.79%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	491,638	439,598
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	2,977,153	2,549,933
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	5,950,561	5,202,562
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	3,223,498	2,887,721
Towd Point Asset Trust Series 2018-SL1 Class A†	6.029% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	195,816	195,166
Total					11,274,980
Total Asset-Backed Securities (cost $357,102,445)					345,228,306

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 55.42%

Aerospace/Defense 0.05%
HEICO Corp.	5.25%	8/1/2028	$772,000	$766,172

Agriculture 1.65%
BAT Capital Corp.	3.222%	8/15/2024	3,455,000	3,370,510
Imperial Brands Finance PLC (United Kingdom)†(a)	3.125%	7/26/2024	1,871,000	1,821,848
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	4,954,000	5,010,844
Philip Morris International, Inc.	5.125%	11/17/2027	1,416,000	1,414,120
Reynolds American, Inc.	4.45%	6/12/2025	1,147,000	1,122,784
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	7,352,000	6,643,003
Viterra Finance BV (Netherlands)†(a)	4.90%	4/21/2027	4,111,000	3,981,344
Total				23,364,453

Airlines 0.16%
Air Canada Pass-Through Trust (Canada)†(a)	5.00%	6/15/2025	1,733,377	1,726,551
British Airways Pass-Through Trust (United Kingdom)†(a)	4.625%	12/20/2025	512,620	506,792
Total				2,233,343

Apparel 0.38%
PVH Corp.	4.625%	7/10/2025	5,561,000	5,387,981

Auto Manufacturers 1.94%
Ford Motor Credit Co. LLC	5.584%	3/18/2024	7,093,000	7,063,041
General Motors Financial Co., Inc.	2.75%	6/20/2025	1,378,000	1,302,257
General Motors Financial Co., Inc.	3.95%	4/13/2024	2,837,000	2,800,433
General Motors Financial Co., Inc.	5.40%	4/6/2026	1,204,000	1,189,622
Hyundai Capital America†	0.80%	1/8/2024	1,383,000	1,359,090
Hyundai Capital America†	0.875%	6/14/2024	3,034,000	2,916,758
Hyundai Capital America†	1.00%	9/17/2024	1,088,000	1,034,645
Hyundai Capital America†	1.25%	9/18/2023	2,272,000	2,267,626
Hyundai Capital America	3.40%	6/20/2024	3,181,000	3,114,856
Hyundai Capital America†	5.50%	3/30/2026	1,876,000	1,868,782
Hyundai Capital America†	5.65%	6/26/2026	1,665,000	1,662,124
Hyundai Capital America†	5.875%	4/7/2025	960,000	961,337
Total				27,540,571

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 22.89%
ABN AMRO Bank NV (Netherlands)†(a)	4.75%		7/28/2025	$5,620,000	$5,464,674
ABN AMRO Bank NV (Netherlands)†(a)	4.80%		4/18/2026	1,000,000	963,865
AIB Group PLC (Ireland)†(a)	4.263% (3 mo. USD LIBOR + 1.87%)	#	4/10/2025	12,000,000	11,825,460
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	2,317,000	2,228,406
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	6,122,000	5,550,113
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	2,411,000	2,281,108
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	1,316,000	1,178,145
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	6,004,000	5,774,209
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	5,123,000	5,050,611
Bank of America Corp.	3.95%		4/21/2025	4,295,000	4,160,129
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	5,101,000	4,996,808
Bank of America Corp.	5.631% (SOFR + 0.41%)	#	6/14/2024	2,758,000	2,749,583
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	5,505,000	4,852,660
Bank of Ireland Group PLC (Ireland)†(a)	4.50%		11/25/2023	5,242,000	5,217,162
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	1,715,000	1,712,595
Bank of Montreal (Canada)(a)	3.70%		6/7/2025	3,004,000	2,903,715
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	3,866,191
Barclays PLC (United Kingdom)(a)	2.852% (SOFR + 2.71%)	#	5/7/2026	3,150,000	2,978,775
Barclays PLC (United Kingdom)(a)	4.836%		5/9/2028	1,142,000	1,058,829
Barclays PLC (United Kingdom)(a)	5.20%		5/12/2026	3,750,000	3,640,029
Barclays PLC (United Kingdom)(a)	5.829% (SOFR + 2.21%)	#	5/9/2027	3,009,000	2,982,631
BBVA Bancomer SA†	4.375%		4/10/2024	865,000	856,289
BNP Paribas SA (France)†(a)	1.323% (SOFR + 1.00%)	#	1/13/2027	246,000	221,341
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	200,000	186,950
BNP Paribas SA (France)†(a)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	5,406,000	5,190,203
BNP Paribas SA (France)†(a)	4.375%		5/12/2026	436,000	420,156

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(a)	2.375%		1/14/2025	$696,000	$658,670
BPCE SA (France)†(a)	4.50%		3/15/2025	2,114,000	2,048,481
BPCE SA (France)†(a)	5.15%		7/21/2024	7,472,000	7,382,721
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%)	#	1/18/2027	2,788,000	2,775,186
Canadian Imperial Bank of Commerce (Canada)(a)	3.945%		8/4/2025	5,013,000	4,861,435
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	9,576,000	9,169,308
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	1,152,000	1,107,127
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	2,146,000	2,106,883
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	2,053,000	2,026,139
Citigroup, Inc.	4.40%		6/10/2025	3,586,000	3,499,372
Citigroup, Inc.	5.50%		9/13/2025	3,000,000	2,984,489
Credit Agricole SA (France)†(a)	4.375%		3/17/2025	2,058,000	1,995,322
Credit Suisse AG	3.625%		9/9/2024	1,566,000	1,523,880
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	608,000	554,080
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	11,328,000	10,859,421
Danske Bank AS (Denmark)†(a)	5.375%		1/12/2024	16,478,000	16,418,059
Discover Bank	4.25%		3/13/2026	1,275,000	1,212,833
Federation des Caisses Desjardins du Quebec (Canada)†(a)	5.70%		3/14/2028	2,139,000	2,143,569
Goldman Sachs Group, Inc.	0.657% (SOFR + 0.51%)	#	9/10/2024	2,758,000	2,755,852
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	4,434,000	3,947,471
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	2,467,000	2,233,828
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	4,000,000	3,770,565
Goldman Sachs Group, Inc.	6.017% (SOFR + 0.70%)	#	1/24/2025	4,991,000	4,984,694
HSBC Holdings PLC (United Kingdom)(a)	0.976% (SOFR + 0.71%)	#	5/24/2025	679,000	652,815
HSBC Holdings PLC (United Kingdom)(a)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	3,240,000	3,200,252

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	$788,000	$741,917
Huntington National Bank	5.699% (SOFR + 1.22%)	#	11/18/2025	4,314,000	4,233,596
Intesa Sanpaolo SpA (Italy)†(a)	3.25%		9/23/2024	3,928,000	3,793,664
Intesa Sanpaolo SpA (Italy)†(a)	5.017%		6/26/2024	5,928,000	5,798,227
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026	2,102,000	2,021,970
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%)	#	6/1/2025	2,899,000	2,784,763
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	2,729,000	2,675,679
JPMorgan Chase & Co.	6.255% (SOFR + 0.92%)	#	2/24/2026	3,765,000	3,768,543
JPMorgan Chase & Co.	6.515% (SOFR + 1.18%)	#	2/24/2028	2,527,000	2,534,967
Lloyds Banking Group PLC (United Kingdom)(a)	4.582%		12/10/2025	5,156,000	4,967,674
Macquarie Group Ltd. (Australia)†(a)	1.201% (SOFR + 0.69%)	#	10/14/2025	6,843,000	6,484,059
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	403,000	361,669
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	4,591,000	4,396,141
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	4.788% (1 yr. CMT + 1.70%)	#	7/18/2025	3,660,000	3,620,506
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.063% (1 yr. CMT + 1.55%)	#	9/12/2025	3,503,000	3,471,928
Morgan Stanley	0.79% (SOFR + 0.53%)	#	5/30/2025	3,468,000	3,326,170
Morgan Stanley	0.791% (SOFR + 0.51%)	#	1/22/2025	3,835,000	3,751,994
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	3,253,000	3,204,113
NatWest Group PLC (United Kingdom)(a)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	1,148,000	1,135,343
NatWest Group PLC (United Kingdom)(a)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	2,290,000	2,272,494
NatWest Markets PLC (United Kingdom)†(a)	0.80%		8/12/2024	613,000	585,178
NatWest Markets PLC (United Kingdom)†(a)	3.479%		3/22/2025	3,036,000	2,931,859
Royal Bank of Canada (Canada)(a)	6.00%		11/1/2027	1,989,000	2,037,526

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	$2,232,000	$1,958,754
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.089% (SOFR + 0.79%)	#	3/15/2025	1,913,000	1,854,959
Santander U.K. Group Holdings PLC (United Kingdom)†(a)	4.75%		9/15/2025	3,337,000	3,220,412
Santander U.K. Group Holdings PLC (United Kingdom)(a)	4.796% (3 mo. USD LIBOR + 1.57%)	#	11/15/2024	5,776,000	5,759,203
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	1,992,000	1,875,101
Standard Chartered PLC (United Kingdom)†(a)	0.991% (1 yr. CMT + 0.78%)	#	1/12/2025	2,093,000	2,050,017
Standard Chartered PLC (United Kingdom)†(a)	1.214% (1 yr. CMT + 0.88%)	#	3/23/2025	200,000	194,925
Standard Chartered PLC (United Kingdom)†(a)	2.819% (3 mo. USD LIBOR + 1.21%)	#	1/30/2026	2,530,000	2,409,946
Standard Chartered PLC (United Kingdom)†(a)	3.785% (3 mo. USD LIBOR + 1.56%)	#	5/21/2025	1,940,000	1,904,398
Standard Chartered PLC (United Kingdom)†(a)	5.20%		1/26/2024	3,559,000	3,539,528
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.80%		7/13/2028	1,295,000	1,311,145
Truist Financial Corp.	1.267% (SOFR + 0.61%)	#	3/2/2027	1,503,000	1,342,973
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	2,554,000	2,442,068
UBS AG (Switzerland)(a)	5.125%		5/15/2024	18,374,000	18,159,704
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	1,277,000	1,123,553
UBS Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%)	#	6/5/2026	529,000	493,024
UBS Group AG (Switzerland)†(a)	2.593% (SOFR + 1.56%)	#	9/11/2025	2,557,000	2,466,658
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	3,442,000	3,344,336

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	$2,520,000	$2,312,579
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	8,170,000	8,195,594
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	5,134,000	4,982,619
Total					325,024,565

Biotechnology 0.34%
Amgen, Inc.	5.15%		3/2/2028	1,000,000	999,421
Illumina, Inc.	5.75%		12/13/2027	1,901,000	1,897,070
Illumina, Inc.	5.80%		12/12/2025	1,878,000	1,878,007
Total					4,774,498

Chemicals 0.46%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,984,000	2,673,111
Orbia Advance Corp. SAB de CV (Mexico)†(a)	1.875%		5/11/2026	3,810,000	3,399,472
Sasol Financing USA LLC	5.875%		3/27/2024	530,000	524,807
Total					6,597,390

Commercial Services 0.53%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	3.375%		7/24/2024	921,000	884,875
Global Payments, Inc.	2.65%		2/15/2025	827,000	790,068
Triton Container International Ltd.†	1.15%		6/7/2024	2,518,000	2,406,430
Triton Container International Ltd.†	2.05%		4/15/2026	3,872,000	3,448,056
Total					7,529,429

Computers 0.16%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	2,187,000	2,210,603

Diversified Financial Services 4.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	1,596,000	1,517,516
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.15%		2/15/2024	1,224,000	1,207,188
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.50%		9/15/2023	277,000	276,868
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024	4,400,000	4,378,911
Air Lease Corp.	3.00%		9/15/2023	2,000,000	1,998,366
Air Lease Corp.	4.25%		2/1/2024	325,000	322,514
Aircastle Ltd.	4.40%		9/25/2023	2,715,000	2,710,691

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aircastle Ltd.†	5.25%		8/11/2025	$6,323,000	$6,172,616
Ally Financial, Inc.	1.45%		10/2/2023	2,223,000	2,211,872
Ally Financial, Inc.	3.875%		5/21/2024	5,389,000	5,285,813
Ally Financial, Inc.	5.75%		11/20/2025	5,002,000	4,856,377
American Express Co.	4.99% (SOFR + 1.00%)	#	5/1/2026	3,789,000	3,736,554
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	312,300
Aviation Capital Group LLC†	4.375%		1/30/2024	1,000,000	989,614
Aviation Capital Group LLC†	5.50%		12/15/2024	2,287,000	2,253,609
Aviation Capital Group LLC†	6.25%		4/15/2028	1,239,000	1,233,776
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	2,247,000	2,120,677
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	6,298,000	6,288,010
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	1,754,000	1,732,268
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	679,000	674,194
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	1,686,000	1,612,054
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	2,893,000	2,839,370
Navient Corp.	5.875%		10/25/2024	5,921,000	5,837,977
Navient Corp.	6.125%		3/25/2024	1,263,000	1,258,860
Navient Corp.	6.75%		6/25/2025	729,000	724,660
Nuveen Finance LLC†	4.125%		11/1/2024	3,335,000	3,258,661
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024	5,000,000	4,967,788
Total					70,779,104

Electric 5.11%
AES Corp.†	3.30%		7/15/2025	4,791,000	4,561,581
Alexander Funding Trust†	1.841%		11/15/2023	2,465,000	2,439,759
American Electric Power Co., Inc.	2.031%		3/15/2024	1,223,000	1,196,912
American Electric Power Co., Inc.	5.75%		11/1/2027	1,263,000	1,286,505
Black Hills Corp.	5.95%		3/15/2028	1,760,000	1,786,064
Calpine Corp.†	5.25%		6/1/2026	401,000	393,814
CenterPoint Energy, Inc.	5.985% (SOFR + 0.65%)	#	5/13/2024	4,038,000	4,037,391
Comision Federal de Electricidad (Mexico)(a)	4.75%		2/23/2027	1,025,000	994,153
DTE Energy Co.	4.875%		6/1/2028	2,218,000	2,170,155
Duke Energy Corp.	2.65%		9/1/2026	1,380,000	1,277,345
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025	1,397,000	1,380,849
Fells Point Funding Trust†	3.046%		1/31/2027	2,755,187	2,521,532
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,500,000	1,460,291
Jersey Central Power & Light Co.†	4.70%		4/1/2024	5,530,000	5,478,462

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Monongahela Power Co.†	4.10%	4/15/2024	$4,000,000	$3,959,955
NextEra Energy Capital Holdings, Inc.	6.051%	3/1/2025	620,000	622,811
Niagara Mohawk Power Corp.†	3.508%	10/1/2024	2,337,000	2,267,888
NRG Energy, Inc.†	3.75%	6/15/2024	4,197,000	4,095,526
Oncor Electric Delivery Co. LLC†	4.30%	5/15/2028	927,000	899,325
Pacific Gas & Electric Co.	3.15%	1/1/2026	4,190,729	3,907,698
Pennsylvania Electric Co.†	5.15%	3/30/2026	1,081,000	1,064,003
Puget Energy, Inc.	3.65%	5/15/2025	4,587,000	4,406,516
Southern Co.	5.113%	8/1/2027	2,244,000	2,231,841
System Energy Resources, Inc.	6.00%	4/15/2028	7,890,000	7,762,775
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	2,520,000	2,435,404
Vistra Operations Co. LLC†	3.55%	7/15/2024	3,863,000	3,759,959
Vistra Operations Co. LLC†	4.875%	5/13/2024	4,211,000	4,150,106
Total				72,548,620

Energy-Alternate Sources 0.04%
Greenko Dutch BV (Netherlands)†(a)	3.85%	3/29/2026	580,920	526,157

Gas 0.62%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	3,505,000	3,361,791
Centrica PLC (United Kingdom)†(a)	4.00%	10/16/2023	2,450,000	2,444,414
ONE Gas, Inc.	1.10%	3/11/2024	1,000,000	974,888
Southwest Gas Corp.	5.80%	12/1/2027	2,002,000	2,026,213
Total				8,807,306

Hand/Machine Tools 0.33%
Regal Rexnord Corp.†	6.05%	2/15/2026	1,497,000	1,490,073
Regal Rexnord Corp.†	6.05%	4/15/2028	2,206,000	2,184,339
Stanley Black & Decker, Inc.	6.00%	3/6/2028	936,000	956,535
Total				4,630,947

Health Care-Products 0.16%
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	2,290,000	2,290,997

Health Care-Services 0.70%
Centene Corp.	2.45%	7/15/2028	2,880,000	2,468,917
Centene Corp.	4.25%	12/15/2027	3,076,000	2,880,330
HCA, Inc.	5.25%	4/15/2025	3,416,000	3,385,787
HCA, Inc.	5.25%	6/15/2026	610,000	602,699
HCA, Inc.	5.375%	2/1/2025	611,000	607,382
Total				9,945,115

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Builders 0.13%
Lennar Corp.	4.875%	12/15/2023	$66,000	$65,946
Toll Brothers Finance Corp.	4.875%	11/15/2025	1,897,000	1,855,573
Total				1,921,519

Insurance 1.70%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,244,361
CNO Financial Group, Inc.	5.25%	5/30/2025	1,500,000	1,469,768
CNO Global Funding†	1.75%	10/7/2026	1,313,000	1,166,846
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,393,932
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	1,438,000	1,464,213
F&G Global Funding†	0.90%	9/20/2024	1,368,000	1,286,742
F&G Global Funding†	1.75%	6/30/2026	1,080,000	961,377
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,319,813
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	970,764
GA Global Funding Trust†	3.85%	4/11/2025	3,993,000	3,846,299
Jackson National Life Global Funding†	1.75%	1/12/2025	1,966,000	1,845,034
Kemper Corp.	4.35%	2/15/2025	2,101,000	2,042,294
Protective Life Global Funding†	5.209%	4/14/2026	2,097,000	2,068,994
Total				24,080,437

Internet 0.32%
Netflix, Inc.†	3.625%	6/15/2025	1,025,000	991,266
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	4,000,000	3,594,631
Total				4,585,897

Iron-Steel 0.15%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026	2,230,000	2,176,571

Lodging 0.36%
Hyatt Hotels Corp.	1.30%	10/1/2023	5,096,000	5,075,023

Machinery-Diversified 0.14%
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	2,004,000	1,982,901

Media 0.11%
FactSet Research Systems, Inc.	2.90%	3/1/2027	1,732,000	1,598,303

Mining 1.38%
Anglo American Capital PLC (United Kingdom)†(a)	3.625%	9/11/2024	4,500,000	4,397,045
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025	2,682,000	2,681,406
Glencore Funding LLC†	4.00%	4/16/2025	1,567,000	1,528,927

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining (continued)
Glencore Funding LLC†	4.00%		3/27/2027	$1,097,000	$1,043,262
Glencore Funding LLC†	4.125%		3/12/2024	4,797,000	4,753,852
Glencore Funding LLC†	4.625%		4/29/2024	5,200,000	5,155,955
Total					19,560,447

Oil & Gas 4.58%
Aker BP ASA (Norway)†(a)	2.00%		7/15/2026	2,306,000	2,071,319
Chord Energy Corp.†	6.375%		6/1/2026	2,228,000	2,198,056
Continental Resources, Inc.†	2.268%		11/15/2026	4,431,000	3,957,710
Continental Resources, Inc.	3.80%		6/1/2024	7,356,000	7,228,401
Continental Resources, Inc.	4.375%		1/15/2028	3,076,000	2,898,047
Devon Energy Corp.	5.25%		10/15/2027	5,729,000	5,685,911
Devon Energy Corp.	5.875%		6/15/2028	7,055,000	7,067,523
Eni SpA (Italy)†(a)	4.00%		9/12/2023	660,000	659,739
EQT Corp.	3.90%		10/1/2027	3,000,000	2,804,078
EQT Corp.	6.125%		2/1/2025	4,125,000	4,119,683
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	2,359,000	2,288,635
Matador Resources Co.	5.875%		9/15/2026	3,267,000	3,189,370
OGX Austria GmbH (Brazil)†(a)(b)	8.50%		6/1/2018	225,000	4
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	1,930,000	1,812,962
PDC Energy, Inc.	5.75%		5/15/2026	1,543,000	1,540,107
Petroleos Mexicanos (Mexico)(a)	4.625%		9/21/2023	1,100,000	1,096,916
Petroleos Mexicanos (Mexico)(a)	6.49%		1/23/2027	2,529,000	2,217,201
Petroleos Mexicanos (Mexico)(a)	6.875%		8/4/2026	2,815,000	2,572,694
Pioneer Natural Resources Co.	5.10%		3/29/2026	974,000	966,733
Suncor Energy, Inc. (Canada)(a)	7.875%		6/15/2026	2,719,000	2,871,870
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%		8/15/2025	2,000,000	1,815,572
Viper Energy Partners LP†	5.375%		11/1/2027	2,857,000	2,755,548
Vital Energy, Inc.	9.50%		1/15/2025	3,251,000	3,270,603
Total					65,088,682

Pharmaceuticals 0.86%
Bayer U.S. Finance II LLC†	3.875%		12/15/2023	4,207,000	4,183,707
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	3,750,000	3,633,163
Bayer U.S. Finance II LLC†	6.562% (3 mo. USD LIBOR + 1.01%)	#	12/15/2023	1,325,000	1,325,872
Horizon Therapeutics USA, Inc.†	5.50%		8/1/2027	3,000,000	3,067,587
Total					12,210,329

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.35%
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	$7,180,000	$7,159,736
DCP Midstream Operating LP	5.375%	7/15/2025	1,361,000	1,348,717
Plains All American Pipeline LP/PAA Finance Corp.	3.85%	10/15/2023	2,036,000	2,030,379
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	714,000	713,157
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	2,000,000	2,009,693
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	5,879,000	5,914,568
Total				19,176,250

REITS 2.68%
American Tower Corp.	3.60%	1/15/2028	4,211,000	3,890,427
American Tower Corp.	3.65%	3/15/2027	3,421,000	3,213,983
American Tower Corp.	5.50%	3/15/2028	2,153,000	2,143,447
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,438,303
EPR Properties	4.50%	6/1/2027	1,256,000	1,132,288
EPR Properties	4.75%	12/15/2026	3,360,000	3,089,128
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	1,275,000	1,253,245
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	1,985,000	1,784,559
Kite Realty Group Trust	4.00%	3/15/2025	1,755,000	1,687,286
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	6,577,000	6,306,337
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,388,281
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	2,277,000	2,261,357
Vornado Realty LP	3.50%	1/15/2025	2,484,000	2,358,432
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%	9/17/2024	5,314,000	5,068,062
Total				38,015,135

Semiconductors 0.56%
Microchip Technology, Inc.	0.972%	2/15/2024	4,530,000	4,426,545
Microchip Technology, Inc.	2.67%	9/1/2023	1,525,000	1,525,000
Qorvo, Inc.†	1.75%	12/15/2024	1,840,000	1,728,566
SK Hynix, Inc. (South Korea)†(a)	1.50%	1/19/2026	316,000	284,462
Total				7,964,573

Software 0.25%
Oracle Corp.	2.30%	3/25/2028	1,195,000	1,052,275
Take-Two Interactive Software, Inc.	3.55%	4/14/2025	455,000	440,173
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	2,016,000	1,994,860
Total				3,487,308

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 0.24%
Altice France SA (France)†(a)	8.125%	2/1/2027	$2,300,000	$1,945,892
T-Mobile USA, Inc.	3.75%	4/15/2027	1,559,000	1,478,286
Total				3,424,178

Trucking & Leasing 0.11%
Fortress Transportation & Infrastructure Investors LLC†	6.50%	10/1/2025	1,577,000	1,558,676
Total Corporate Bonds (cost $817,436,602)				786,863,480

FLOATING RATE LOANS(c) 2.00%

Chemicals 0.04%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.971% (1 mo. USD Term SOFR + 1.50%)	2/1/2024	495,689	493,830

Food 0.20%
U.S. Foods, Inc. 2019 Term Loan B	7.446% (1 mo. USD Term SOFR + 2.00%)	9/13/2026	2,894,138	2,899,565

Lodging 0.31%
Resorts World Las Vegas LLC Term Loan A	6.831% (1 mo. USD Term SOFR + 1.50%)	4/16/2024	4,400,000	4,389,000

Media 1.07%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/30/2025	15,205,682	15,228,187

Pipelines 0.09%
Buckeye Partners LP 2021 Term Loan B	7.669% (1 mo. USD Term SOFR + 2.25%)	11/1/2026	1,326,012	1,324,692

Real Estate Investment Trusts 0.16%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.431% (1 mo. USD Term SOFR + 1.00%)	1/31/2025	2,245,570	2,239,956

Software 0.13%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)	4/26/2024	1,870,889	1,871,273
Total Floating Rate Loans (cost $28,423,838)				28,446,503

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 001 Class XA	2.109%	#(d)	2/25/2032	$1,203,195	$85,511
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1	0.278%	#(d)	11/25/2026	13,611,212	67,411
Government National Mortgage Association Series 2013-193 Class IO	0.174%	#(d)	1/16/2055	21,563	808
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(d)	1/16/2048	137,813	121,634
Government National Mortgage Association Series 2014-15 Class IO	0.596%	#(d)	8/16/2054	2,108	1,712	(e)
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	16,778	16,309
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $344,276)					293,385

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.10%
Federal Home Loan Mortgage Corp.	3.89% (1 yr. USD LIBOR + 1.64%)	#	11/1/2043	144,352	142,437
Federal Home Loan Mortgage Corp.	4.10% (1 yr. USD LIBOR + 1.66%)	#	2/1/2038	91,383	91,912
Federal Home Loan Mortgage Corp.	4.201% (1 yr. USD LIBOR + 1.95%)	#	2/1/2037	55,330	56,338
Federal Home Loan Mortgage Corp.	4.251% (1 yr. USD LIBOR + 1.78%)	#	5/1/2036	18,284	18,471
Federal Home Loan Mortgage Corp.	4.324% (1 yr. USD LIBOR + 1.73%)	#	4/1/2037	18,467	18,677
Federal Home Loan Mortgage Corp.	4.385% (1 yr. USD LIBOR + 1.79%)	#	10/1/2038	14,455	14,663
Federal Home Loan Mortgage Corp.	4.46% (1 yr. USD LIBOR + 1.79%)	#	12/1/2036	48,455	49,281
Federal Home Loan Mortgage Corp.	4.898% (1 yr. USD LIBOR + 1.92%)	#	9/1/2036	57,804	58,842
Federal National Mortgage Association	4.146% (1 yr. USD LIBOR + 1.81%)	#	12/1/2040	23,574	23,984
Federal National Mortgage Association	4.153% (1 yr. USD LIBOR + 1.81%)	#	4/1/2040	21,795	22,157
Federal National Mortgage Association	4.163% (1 yr. USD LIBOR + 1.52%)	#	3/1/2039	36,364	36,696
Federal National Mortgage Association	4.322% (1 yr. USD LIBOR + 1.82%)	#	12/1/2040	49,558	50,525
Federal National Mortgage Association	4.345% (1 yr. CMT + 2.24%)	#	3/1/2038	3,460	3,431

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	4.42% (1 yr. USD LIBOR + 1.55%)	#	6/1/2038	$51,946	$51,282
Federal National Mortgage Association	4.556% (1 yr. USD LIBOR + 1.80%)	#	10/1/2040	12,006	12,237
Federal National Mortgage Association	4.606% (1 yr. USD LIBOR + 1.62%)	#	8/1/2037	5,041	5,097
Federal National Mortgage Association	4.675% (1 yr. USD LIBOR + 1.89%)	#	12/1/2038	21,581	22,036
Federal National Mortgage Association	4.716% (1 yr. CMT + 2.20%)	#	1/1/2038	32,926	33,407
Federal National Mortgage Association	4.76% (1 yr. USD LIBOR + 1.79%)	#	3/1/2042	215,091	218,890
Federal National Mortgage Association	4.822% (1 yr. USD LIBOR + 1.64%)	#	9/1/2038	44,071	44,645
Federal National Mortgage Association	4.832% (1 yr. USD LIBOR + 1.52%)	#	10/1/2035	59,571	60,345
Federal National Mortgage Association	4.987% (1 yr. USD LIBOR + 1.66%)	#	8/1/2038	10,876	10,808
Federal National Mortgage Association	5.518% (1 yr. USD LIBOR + 1.60%)	#	10/1/2045	37,836	38,875
Federal National Mortgage Association	6.423% (1 yr. USD LIBOR + 1.60%)	#	12/1/2045	196,973	200,916
Federal National Mortgage Association	6.633% (1 yr. USD LIBOR + 1.60%)	#	12/1/2045	43,292	44,141
Total Government Sponsored Enterprises Pass-Throughs (cost $1,360,487)					1,330,093

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.83%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(d)	12/25/2059	88,912	83,318
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(d)	5/25/2065	132,901	118,717
Atrium Hotel Portfolio Trust Series 2017-ATRM Class B†	7.108% (1 mo. USD Term SOFR + 1.80%)	#	12/15/2036	842,000	798,781
BBCMS Mortgage Trust Series 2018-TALL Class A†	6.23% (1 mo. USD Term SOFR + 0.92%)	#	3/15/2037	2,240,000	2,061,457
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	150,248	139,537
BB-UBS Trust Series 2012-TFT Class B†	3.678%	#(d)	6/5/2030	2,149,000	1,744,626
BB-UBS Trust Series 2012-TFT Class C†	3.678%	#(d)	6/5/2030	3,000,000	2,235,457
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.858% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	2,639,902	2,595,834

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust Series 2013-1515 Class XB†	0.534%	#(d)	3/10/2033	$47,800,000	$217,471
BWAY Mortgage Trust Series 2015-1740 Class C†	3.342%		1/10/2035	3,350,000	422,100
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.425% (1 mo. USD Term SOFR + 1.11%)	#	4/15/2034	5,880,895	5,859,352
BX Commercial Mortgage Trust Series 2019-IMC Class B†	6.725% (1 mo. USD Term SOFR + 1.41%)	#	4/15/2034	7,950,000	7,908,273
BXHPP Trust Series 2021-FILM Class A†	6.075% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	7,445,000	7,020,292
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA	1.765%	#(d)	5/10/2058	848,935	26,202
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA	1.218%	#(d)	11/10/2049	2,550,653	65,474
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA	0.786%	#(d)	12/10/2054	3,352,320	58,058
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB	0.30%	#(d)	7/10/2047	3,452,000	6,348
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA	0.449%	#(d)	6/10/2048	5,362,924	26,062
COLT Mortgage Loan Trust Series 2021-2 Class A1†	0.924%	#(d)	8/25/2066	5,421,529	4,177,541
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA	1.289%	#(d)	10/15/2045	861,123	9
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	1.081%	#(d)	8/10/2047	2,054,589	10,058
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA	1.498%	#(d)	8/10/2049	783,501	22,075
Credit Suisse Mortgage Capital Certificates Series 2016-NXSR Class XB	0.324%	#(d)	12/15/2049	20,135,000	132,376
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(f)	4/25/2065	23,700	23,438
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†	0.686%	#(d)	9/15/2037	39,135,267	301,987
Credit Suisse Mortgage Capital Certificates Trust Series 2017-PFHP Class A†	6.308% (1 mo. USD Term SOFR + 1.00%)	#	12/15/2030	502,000	478,160
Credit Suisse Mortgage Capital Certificates Trust Series 2021-ADV Class A†	6.826% (1 mo. USD Term SOFR + 1.51%)	#	7/15/2038	6,130,000	5,498,489

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM1 Class A1†	0.809%	#(d)	5/25/2065	$662,806	$555,743
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM6 Class A1†	1.174%	#(d)	7/25/2066	2,016,720	1,610,979
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM7 Class A3†	2.064%	#(d)	10/25/2066	845,908	691,051
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†	0.107%	#(d)	6/15/2057	82,732,000	81,271
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA	1.079%	#(d)	11/15/2049	4,066,567	82,686
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(d)	2/25/2050	269,362	249,563
DBGS Mortgage Trust Series 2021-W52 Class A†	6.82% (1 mo. USD Term SOFR + 1.51%)	#	10/15/2036	2,000,000	1,814,037
DBJPM Mortgage Trust Series 2016-C3 Class XA	1.564%	#(d)	8/10/2049	8,084,992	255,478
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	171,806	160,142
DBWF Mortgage Trust Series 2015-LCM Class XA†	0.537%	#(d)	6/10/2034	343,612	2,150
DBWF Mortgage Trust Series 2016-85T Class XA†	0.116%	#(d)	12/10/2036	61,529,000	92,667
Ellington Financial Mortgage Trust Series 2021-1 Class A1†	0.797%	#(d)	2/25/2066	74,566	62,497
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1A†	7.396% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	3,921,652	3,957,509
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	6.138% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	2,241,727	2,206,586
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA4 Class M1†	6.238% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	1,701,479	1,668,434
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1A†	7.488% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	862,451	872,517
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01 Class M2	10.652% (30 day USD SOFR Average + 5.36%)	#	10/25/2023	1,740,693	1,752,777

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.788% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	$1,943,257	$1,964,631
Freddie Mac STACR REMIC Trust Series 2021-DNA5 Class M2†	6.938% (30 day USD SOFR Average + 1.65%)	#	1/25/2034	2,889,132	2,885,662
Great Wolf Trust Series 2019-WOLF Class B†	6.759% (1 mo. USD Term SOFR + 1.45%)	#	12/15/2036	3,170,000	3,144,093
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class A†	2.856%		5/10/2034	1,159,000	853,459
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class B†	3.104%		5/10/2034	1,060,000	179,471
GS Mortgage Securities Corp. Trust Series 2017-SLP Class A†	3.419%		10/10/2032	23	22
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.558% (1 mo. USD Term SOFR + 1.25%)	#	7/15/2035	2,355,942	1,867,648
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	5,000,000	4,464,692
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.326% (1 mo. USD Term SOFR + 6.01%)	#	5/15/2026	560,000	329,948
GS Mortgage Securities Trust Series 2015-GS1 Class XA	0.903%	#(d)	11/10/2048	1,007,470	13,650
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	974,000	907,589
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	629,000	596,998
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	469,000	442,798
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	618,000	572,229
HONO Mortgage Trust Series 2021-LULU Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	8,950,000	8,618,833
Hudsons Bay Simon JV Trust Series 2015-HB7 Class B7†	4.666%		8/5/2034	1,200,000	1,003,663
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN Class A†	3.905%		5/5/2030	4,407,719	3,410,972
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA	1.091%	#(d)	4/15/2046	101,336	1

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA	0.991%	#(d)	11/15/2047	$2,276,459	$12,298
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,850,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†	0.503%	#(d)	6/10/2027	2,906,000	6,578
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†	0.16%	#(d)	6/10/2027	1,292,000	621
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA	0.692%	#(d)	5/15/2048	1,299,331	9,410
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA	0.711%	#(d)	12/15/2049	3,247,692	45,913
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class A†	2.949%	#(d)	9/6/2038	3,880,000	3,467,912
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA	1.129%	#(d)	9/15/2050	7,435,749	199,462
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.808% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	658,000	525,791
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.508% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	449,000	327,024
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.908% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	332,000	232,036
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†	0.555%	#(d)	7/5/2033	95,152,000	10,937
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	7.925% (1 mo. USD Term SOFR + 2.61%)	#	12/15/2036	5,800,000	2,699,147

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XA†	0.639%	#(d)	7/5/2031	$129,394,000	$1,294
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XB†	0.308%	#(d)	7/5/2031	50,413,000	504
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†	1.838%	#(d)	3/10/2049	844,269	13,904
LSTAR Commercial Mortgage Trust Series 2016-4 XB Class XB†	0.808%	#(d)	3/10/2049	19,753,000	252,616
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	1,449,202	1,419,460
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA	0.683%	#(d)	7/15/2050	5,254,948	36,843
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA	1.409%	#(d)	11/15/2049	3,951,754	118,157
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA	1.575%	#(d)	8/15/2049	3,446,038	113,751
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	137,332	130,682
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(d)	1/26/2060	112,726	102,356
One New York Plaza Trust Series 2020-1NYP Class A†	6.376% (1 mo. USD Term SOFR + 1.06%)	#	1/15/2036	5,000,000	4,800,926
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(d)	1/26/2060	46,101	43,839
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(d)	2/25/2050	19,547	18,170
Starwood Mortgage Residential Trust Series 2021-2 Class A1†	0.943%	#(d)	5/25/2065	1,222,271	1,083,621
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(f)	1/25/2060	82,889	79,606
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(f)	5/25/2065	139,548	128,414
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(f)	5/25/2065	123,879	113,836
Verus Securitization Trust Series 2021-1 Class A1†	0.815%	#(d)	1/25/2066	277,271	236,431
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(d)	9/25/2066	2,785,873	2,261,625
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(d)	2/25/2064	483,843	415,645
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(d)	4/25/2064	692,000	612,090
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA	0.729%	#(d)	6/15/2048	3,105,611	26,142
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB	0.096%	#(d)	6/15/2048	58,000,000	48,152

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA	1.855%	#(d)	8/15/2049	$1,598,458	$58,169
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB	1.122%	#(d)	10/15/2049	7,056,835	178,847
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB	0.796%	#(d)	8/15/2047	15,000,000	84,613
Total Non-Agency Commercial Mortgage-Backed Securities (cost $131,404,451)					111,170,760

U.S. TREASURY OBLIGATIONS 1.42%
U.S. Treasury Inflation-Indexed Notes(g) (cost $20,254,218)	1.375%		7/15/2033	21,094,710	20,208,872
Total Long-Term Investments (cost $1,356,326,317)					1,293,541,399

SHORT-TERM INVESTMENTS 3.04%

COMMERCIAL PAPER 2.27%

Capital Markets 0.41%
Brookfield Corporate Treasury Ltd.†	5.837%		9/5/2023	5,791,000	5,787,300

Chemicals 1.00%
FMC Corp.†	6.034%		9/1/2023	14,244,000	14,244,000

Finance 0.48%
Intercontinental Exchange, Inc.†	5.553%		9/5/2023	6,774,000	6,769,883

Pharmaceuticals 0.38%
CVS Health Corp.†	5.527%		9/1/2023	5,404,000	5,404,000
Total Commercial Paper (cost $32,205,183)					32,205,183

REPURCHASE AGREEMENTS 0.77%
Repurchase Agreement dated 8/31/2023, 5.270% due 9/1/2023 with Barclays Bank PLC collateralized by $5,292,000 of U.S. Treasury Note at 5.000% due 8/31/2025; value: $5,303,378; proceeds: $5,200,151 (cost $5,199,390)				5,199,390	5,199,390
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $6,492,700 of U.S. Treasury Note at 0.250% due 10/31/2025; value: $5,894,253; proceeds: $5,779,122 (cost $5,778,673)				5,778,673	5,778,673
Total Repurchase Agreements (cost $10,978,063)					10,978,063
Total Short-Term Investments (cost $43,183,246)					43,183,246
Total Investments in Securities 94.14% (cost $1,399,509,563)					1,336,724,645
Other Assets and Liabilities – Net(h) 5.86%					83,223,325
Net Assets 100.00%					$1,419,947,970

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $798,817,841, which represents 56.26% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted (non-income producing security).
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Step Bond – Security with a predetermined schedule of interest rate changes.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2023:

Periodic
	Periodic	Payments
	Payments	to be
	to be Made	Received
Central	By The Fund	By The Fund	Termination	Notional	Value/Unrealized
Clearingparty	(Quarterly)	(Quarterly)	Date	Amount	Appreciation
Bank of America(1)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$15,059

Periodic
	Periodic	Payments
	Payments	to be
	to be Made	Received
Central	By The Fund	By The Fund	Termination	Notional	Value/Unrealized
Clearingparty	(Quarterly)	(Quarterly)	Date	Amount	Depreciation
Bank of America(1)	3-Month USD FedFunds Index	0.184%	10/21/2025	$165,637	$(15,014)

SOFR	Secured Overnight Financing Rate.

(1) Central clearinghouse: Chicago Mercantile Exchange (CME).

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2023:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	$10,000,000	$1,228,587
Bank of America	1.888%	CPI Urban Consumer NSA	10/2/2029	5,000,000	732,103
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	734,363
Bank of America	1.953%	CPI Urban Consumer NSA	10/15/2029	7,000,000	981,821
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	691,056
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,322,750
Bank of America	1.980%	CPI Urban Consumer NSA	10/14/2029	5,000,000	690,397
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	1,240,888
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	627,474
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	628,464
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	588,774
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	1,846,950
Bank of America	2.255%	CPI Urban Consumer NSA	1/27/2024	50,000,000	307,125
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,038,215
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	967,105
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	946,224
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	843,578
Bank of America	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	1,053,097
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	894,297
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	459,644
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	888,200
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	901,898
Bank of America	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	979,529
Bank of America	2.365%	CPI Urban Consumer NSA	9/29/2052	31,000,000	922,462
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,247,124

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	$10,000,000	$857,769
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	865,623
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	862,500
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	841,369
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	845,752
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	853,323
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	860,300
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	419,933
Bank of America	2.437%	CPI Urban Consumer NSA	9/7/2037	10,000,000	732,238
Bank of America	2.468%	CPI Urban Consumer NSA	4/28/2031	10,000,000	916,244
Bank of America	2.477%	CPI Urban Consumer NSA	6/11/2036	10,000,000	847,762
Bank of America	2.481%	CPI Urban Consumer NSA	8/12/2036	15,000,000	1,096,662
Bank of America	2.484%	CPI Urban Consumer NSA	6/25/2030	20,000,000	1,670,874
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,058,286
Bank of America	2.496%	CPI Urban Consumer NSA	3/31/2031	15,000,000	1,354,903
Bank of America	2.500%	CPI Urban Consumer NSA	10/4/2025	50,000,000	195,410
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,608,372
Bank of America	2.522%	CPI Urban Consumer NSA	5/28/2036	15,000,000	1,212,106
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,625,934
Bank of America	2.593%	CPI Urban Consumer NSA	5/17/2036	10,000,000	725,407
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	35,000,000	473,088	(1)
Bank of America	2.700%	CPI Urban Consumer NSA	10/15/2024	70,000,000	300,195
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	877,656
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$45,863,831

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2023:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	$27,000,000	$(226,588	)(2)
Bank of America	2.754%	CPI Urban Consumer NSA	4/14/2052	20,000,000		(700,321)
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000		(318,711)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts						$(1,245,620)

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $421,338, which includes upfront payment of $51,750. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $1,011,430, which includes upfront payment of $784,842. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at August 31, 2023:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,384,484
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	3,009,119
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,068,596
Bank of America	2.144%	CPI Urban Consumer NSA	7/24/2029	10,000,000	1,221,081
Bank of America	2.148%	CPI Urban Consumer NSA	7/31/2029	10,000,000	1,219,308
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	612,286
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	1,894,136
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	482,708
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	481,397
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	481,432
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	915,001
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	912,690
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	451,444
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	896,216
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	883,709
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	888,099

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Bank of America	2.398%	CPI Urban Consumer NSA	1/24/2029	$10,000,000	$867,746
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	453,224
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,405,694
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	937,464
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,067,255
Barclays Bank plc	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,019,250
Barclays Bank plc	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	1,063,413
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,599,813
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,527,841
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	2,007,923
Barclays Bank plc	2.223%	CPI Urban Consumer NSA	12/30/2023	30,000,000	3,033,046
Barclays Bank plc	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,501,284
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	965,150
Barclays Bank plc	2.393%	CPI Urban Consumer NSA	12/13/2031	5,000,000	454,736
Barclays Bank plc	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	882,458
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	84,243
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	39,149
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	403,923
Goldman Sachs	1.568%	CPI Urban Consumer NSA	3/2/2024	8,000,000	1,273,482
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	760,271
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	992,952
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	1,013,757
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	2,988,649
Total Unrealized Appreciation on CPI OTC Swap Contracts					$44,144,429

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2023

Consumer Price Index (“CPI”) OTC Swap Contracts at August 31, 2023:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,242,674)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(727,501)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	(1,479,269)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(586,894)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(275,634)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,472,767)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	(1,572,653)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,300,187)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(9,657,579)

Futures Contracts at August 31, 2023:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	December 2023	3,560	Long	$723,295,167	$725,544,689	$2,249,522
U.S. Ultra Treasury Bond	December 2023	863	Long	109,076,502	111,731,531	2,655,029
Total Unrealized Appreciation on Futures Contracts						$4,904,551

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	December 2023	772	Short	$(82,044,923)	$(82,543,687)	$(498,764)

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$345,228,306	$–	$345,228,306
Corporate Bonds	–	786,863,480	–	786,863,480
Floating Rate Loans	–	28,446,503	–	28,446,503
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	291,673	1,712	293,385
Government Sponsored Enterprises Pass-Throughs	–	1,330,093	–	1,330,093
Non-Agency Commercial Mortgage-Backed Securities	–	111,170,760	–	111,170,760
U.S. Treasury Obligations	–	20,208,872	–	20,208,872
Short-Term Investments
Commercial Paper	–	32,205,183	–	32,205,183
Repurchase Agreements	–	10,978,063	–	10,978,063
Total	$–	$1,336,722,933	$1,712	$1,336,724,645
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$15,059	$–	$15,059
Liabilities	–	(15,014)	–	(15,014)
Centrally Cleared CPI Swap Contracts
Assets	–	45,863,831	–	45,863,831
Liabilities	–	(1,245,620)	–	(1,245,620)
OTC CPI Swap Contracts
Assets	–	44,144,429	–	44,144,429
Liabilities	–	(9,657,579)	–	(9,657,579)
Futures Contracts
Assets	4,904,551	–	–	4,904,551
Liabilities	(498,764)	–	–	(498,764)
Total	$4,405,787	$79,105,106	$–	$83,510,893

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.69%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.69%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	1,676,366	$20,669,594
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	34,364,573	314,435,839
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(e)	20,231,877	382,584,795
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	18,316,763	72,717,550
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(g)	28,611,021	367,937,735
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(h)	5,769,738	185,843,250
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	19,284,743	118,986,867
Lord Abbett Investment Trust-Income Fund-Class I(j)	47,653,516	113,891,903
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	6,476,191	74,022,862
Lord Abbett Securities Trust-International Equity Fund-Class I(l)	6,354,355	86,355,680
Lord Abbett Securities Trust-International Value Fund-Class I(m)	10,281,790	75,776,792
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	4,334,276	16,556,936
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	9,242,225	91,498,029
Total Investments in Underlying Funds (cost 1,968,765,730)		1,921,277,832

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.08%

REPURCHASE AGREEMENTS 0.08%
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $1,604,300 of U.S. Treasury Note at 0.250% due 10/31/2025; value: $1,456,428; proceeds: $1,427,932 (cost $1,427,821)	$1,427,821	$1,427,821
Total Investments in Securities 99.77% (cost $1,970,193,551)		1,922,705,653
Other Assets and Liabilities – Net(o) 0.23%		4,499,441
Net Assets 100.00%		$1,927,205,094

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(h)	Fund investment objective is to seek capital appreciation.
(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	The fund’s investment objective is to seek current income consistent with the preservation of capital.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2023

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini Russell 1000 Index	September 2023	463	Short	$(55,046,070)	$(57,300,880)	$(2,254,810)
Nikkei 225 (CME)	September 2023	354	Long	58,455,973	57,525,000	(930,973)
Total Unrealized Depreciation on Futures Contracts						$(3,185,783)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,921,277,832	$–	$–	$1,921,277,832
Short-Term Investments
Repurchase Agreements	–	1,427,821	–	1,427,821
Total	$1,921,277,832	$1,427,821	$–	$1,922,705,653
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(3,185,783)	–	–	(3,185,783)
Total	$(3,185,783)	$–	$–	$(3,185,783)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND August 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.66%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.66%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	214,978	$2,650,678
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	30,300,577	277,250,279
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(e)	4,999,386	94,538,394
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	7,034,194	27,925,750
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(g)	7,289,208	93,739,214
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(h)	1,264,855	40,740,986
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	11,702,897	72,206,876
Lord Abbett Investment Trust-Income Fund-Class I(j)	21,086,079	50,395,728
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	4,362,665	49,865,261
Lord Abbett Securities Trust-International Equity Fund-Class I(l)	3,137,554	42,639,359
Lord Abbett Securities Trust-International Value Fund-Class I(m)	4,692,959	34,587,108
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	2,095,366	8,004,297
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	4,962,622	49,129,954
Total Investments in Underlying Funds (cost 891,473,545)		843,673,884

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND August 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.02%

REPURCHASE AGREEMENTS 0.02%
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $232,000 of U.S. Treasury Note at 0.250% due 10/31/2025; value: $210,616; proceeds: $206,487 (cost $206,471)	$206,471	$206,471
Total Investments in Securities 99.68% (cost $891,680,016)		843,880,355
Other Assets and Liabilities – Net(o) 0.32%		2,702,983
Net Assets 100.00%		$846,583,338

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(h)	Fund investment objective is to seek capital appreciation.
(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	The fund’s investment objective is to seek current income consistent with the preservation of capital.
(o)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND August 31, 2023

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini Russell 1000 Index	September 2023	226	Short	$(26,869,140)	$(27,969,760)	$(1,100,620)
Nikkei 225 (CME)	September 2023	160	Long	26,418,357	26,000,000	(418,357)
Total Unrealized Depreciation on Futures Contracts						$(1,518,977)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$843,673,884	$–	$–	$843,673,884
Short-Term Investments
Repurchase Agreements	–	206,471	–	206,471
Total	$843,673,884	$206,471	$–	$843,880,355
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,518,977)	–	–	(1,518,977)
Total	$(1,518,977)	$–	$–	$(1,518,977)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.71%

ASSET-BACKED SECURITIES 23.09%

Automobiles 8.81%
Avid Automobile Receivables Trust Series 2021-1 Class C†	1.55%	5/15/2026	$807,305	$792,101
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A Class A†	3.70%	9/20/2024	54,833	54,765
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class A†	4.00%	3/20/2025	700,000	695,581
CarMax Auto Owner Trust Series 2020-1 Class D	2.64%	7/15/2026	125,000	122,617
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%	10/15/2027	430,000	424,544
CarMax Auto Owner Trust Series 2023-1 Class C	5.19%	1/16/2029	1,450,000	1,421,747
Carmax Auto Owner Trust Series 2023-3 Class A2A	5.72%	11/16/2026	810,000	811,005
Carmax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	940,000	940,480
Carvana Auto Receivables Trust Series 2020-P1 Class C	1.32%	11/9/2026	400,000	359,343
CPS Auto Receivables Trust Series 2022-A Class A†	0.98%	4/16/2029	29,205	29,149
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	614,254	601,346
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	307,115	301,100
Drive Auto Receivables Trust Series 2020-2 Class C	2.28%	8/17/2026	37,352	37,302
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%	3/15/2027	245,135	238,994
Flagship Credit Auto Trust Series 2022-3 Class A2†	4.06%	10/15/2025	262,984	261,800
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	1,400,000	1,379,399
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%	9/15/2026	382,297	382,501
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	605,000	609,913
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	975,000	963,867
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	1,500,000	1,487,864
GLS Auto Receivables Issuer Trust Series 2021-1A Class C†	1.20%	1/15/2027	258,666	256,332
GLS Auto Receivables Issuer Trust Series 2021-3A Class B†	0.78%	11/17/2025	206,316	204,673
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%	9/15/2026	460,000	442,213

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	$960,000	$959,854
GM Financial Automobile Leasing Trust Series 2023-2 Class A3	5.05%	7/20/2026	910,000	903,449
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	1,010,000	998,793
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	1,920,000	1,920,709
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	620,000	547,289
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	265,000	250,993
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	584,000	566,638
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	753,000	707,104
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	340,000	322,680
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	317,000	286,206
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	1,940,000	1,911,794
Prestige Auto Receivables Trust Series 2022-1A Class B†	6.55%	7/17/2028	1,215,000	1,215,923
Santander Consumer Auto Receivables Trust Series 2020-BA Class C†	1.29%	4/15/2026	681,000	669,135
Santander Consumer Auto Receivables Trust Series 2020-BA Class D†	2.14%	12/15/2026	1,155,000	1,113,052
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%	3/15/2027	1,085,000	1,064,010
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	1,505,000	1,478,239
Santander Drive Auto Receivables Trust Series 2023-3 Class A2	6.08%	8/17/2026	740,000	739,725
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%	2/16/2027	1,915,000	1,916,547
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%	1/18/2028	1,260,000	1,250,473
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	1,920,000	1,920,050
World Omni Automobile Lease Securitization Trust Series 2022-A Class A3	3.21%	2/18/2025	400,000	394,680
Total				33,955,979

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.86%
American Express Credit Account Master Trust Series 2022-2 Class A	3.39%		5/15/2027	$785,000	$759,879
BA Credit Card Trust Series 2022-A2 Class A2	5.00%		4/15/2028	765,000	762,516
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.12% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	1,225,000	1,213,497
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class A†	2.24%		12/15/2028	600,000	580,123
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	565,000	563,036
Master Credit Card Trust Series 2021-1A Class B†	0.79%		11/21/2025	1,200,000	1,153,323
Newday Funding Master Issuer PLC Series 2021-1A Class A2†	6.411% (SOFR + 1.10%)	#	3/15/2029	600,000	599,998
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	1,535,000	1,543,331
Total					7,175,703

Other 11.85%
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	1,940,000	1,897,251
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	145,054	142,212
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	925,000	919,537
AMMC CLO Ltd. Series 2020-23A Class A1R†	6.61% (3 mo. USD Term SOFR + 1.30%)	#	10/17/2031	750,000	746,462
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	675,000	634,825
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	179,400	158,393
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.495% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	460,000	451,387
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.775% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	560,000	551,782
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.639% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	1,000,000	986,900
Bain Capital Credit CLO Series 2018-2A Class A1†	6.662% (3 mo. USD Term SOFR + 1.34%)	#	7/19/2031	750,000	749,154

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BDS Ltd. Series 2020-FL5 Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	2/16/2037	$62,084	$61,495
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	233,746	232,742
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.745% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	380,000	375,492
Carlyle Global Market Strategies CLO Ltd. Series 2014-2R Class A1†	6.676% (3 mo. USD Term SOFR + 1.31%)	#	5/15/2031	932,990	930,400
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	946,966	944,178
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.488% (3 mo. USD LIBOR + 0.90%)	#	7/20/2029	217,155	216,136
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	2,000,000	1,988,896
CIFC Funding II Ltd. Series 2013-2A Class A1L2†	6.572% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	978,520	975,832
Dell Equipment Finance Trust Series 2021-2 Class B†	0.81%		12/22/2026	460,000	444,512
Dell Equipment Finance Trust Series 2021-2 Class C†	0.94%		12/22/2026	460,000	444,500
Dell Equipment Finance Trust Series 2021-2 Class D†	1.21%		6/22/2027	460,000	443,664
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	1,105,000	1,105,210
Dryden 53 CLO Ltd. Series 2017-53A Class A†	6.69% (3 mo. USD Term SOFR + 1.38%)	#	1/15/2031	385,280	384,418
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	6.47% (3 mo. USD Term SOFR + 1.16%)	#	4/15/2029	210,050	209,237
Elmwood CLO Ltd. Series 2022-5A Class AR†	6.958% (3 mo. USD Term SOFR + 1.65%)	#	7/17/2033	1,500,000	1,500,026
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.557% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	161,669	161,189

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.445% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	$460,000	$450,742
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.477% (1 mo. USD Term SOFR + 1.16%)	#	6/16/2036	366,607	360,344
KKR CLO Ltd. Series 29A Class A†	6.77% (3 mo. USD Term SOFR + 1.46%)	#	1/15/2032	250,000	249,638
KREF Ltd. Series 2021-FL2 Class A†	6.498% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	360,000	355,509
KREF Ltd. Series 2021-FL2 Class AS†	6.728% (1 mo. USD Term SOFR + 1.41%)	#	2/15/2039	360,000	342,900
LCM XXII Ltd. Series 22A Class A1R†	6.748% (3 mo. USD Term SOFR + 1.42%)	#	10/20/2028	138,758	138,765
LFT CRE Ltd. Series 2021-FL1 Class B†	7.175% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	730,000	699,757
LMREC LLC Series 2021-CRE4 Class A†	6.48% (1 mo. USD Term SOFR + 1.16%)	#	4/22/2037	102,479	102,174
LoanCore Issuer Ltd. Series 2019-CRE2 Class C†	7.425% (1 mo. USD Term SOFR + 2.11%)	#	5/15/2036	630,000	604,288
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.772% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	560,000	553,700
Madison Park Funding LIX Ltd. Series 2021-59A Class A†	6.712% (3 mo. USD Term SOFR + 1.40%)	#	1/18/2034	1,250,000	1,243,128
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.507% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	231,946	231,091
Madison Park Funding XIII Ltd. Series 2014-13A Class AR2†	6.532% (3 mo. USD Term SOFR + 1.21%)	#	4/19/2030	1,031,555	1,029,920
Madison Park Funding XLVIII Ltd. Series 2021-48A Class A†	6.732% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2033	1,178,000	1,173,894
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.56% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2034	250,000	248,827
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	690,000	691,590
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	262,935	259,429
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	996,188	976,013

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mountain View CLO LLC Series 2017-1A Class AR†	6.66% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	$314,497	$314,137
MVW Owner Trust Series 2017-1A Class A†	2.42%		12/20/2034	109,644	106,861
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.719% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	433,204	431,507
OCP CLO Ltd. Series 2014-5 Class A1R†	6.692% (3 mo. USD Term SOFR + 1.34%)	#	4/26/2031	973,819	972,277
OCP CLO Ltd. Series 2019-17A Class A1R†	6.628% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	687,000	682,688
OCP CLO Ltd. Series 2020-18A Class AR†	6.678% (3 mo. USD Term SOFR + 1.35%)	#	7/20/2032	1,600,000	1,591,173
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.588% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	706,902	705,420
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	200,291	199,700
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.631% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	1,000,000	994,991
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.821% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	1,500,000	1,496,631
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	193,583	191,173
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	690,000	600,489
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	265,519	259,638
Post Road Equipment Finance
Series 2021-1 Class A2†	4.88%		11/15/2028	848,000	824,083
Post Road Equipment Finance Series 2021-1 Class B†	1.21%		2/16/2027	298,635	297,431
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.65% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2031	270,000	269,257

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.968% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	$1,308,000	$1,309,892
Regatta Funding LP Series 2013-2A Class A1R3†	6.42% (3 mo. USD Term SOFR + 1.11%)	#	1/15/2029	161,747	161,665
Regatta VIII Funding Ltd. Series 2017-1A Class A†	6.82% (3 mo. USD Term SOFR + 1.51%)	#	10/17/2030	428,152	427,684
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.741% (3 mo. USD Term SOFR + 1.36%)	#	5/20/2031	778,963	776,821
Romark CLO Ltd. Series 2017-1A Class A1R†	6.637% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	1,147,117	1,142,298
RR 3 Ltd. Series 2018-3A Class A1R2†	6.66% (3 mo. USD Term SOFR + 1.35%)	#	1/15/2030	629,848	629,071
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	500,000	489,636
SCF Equipment Leasing LLC Series 2020-1A Class B†	2.02%		3/20/2028	875,000	847,337
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	1,370,000	1,276,672
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	405,000	403,090
Voya CLO Ltd. Series2017-4 Class A1†	6.70% (3 mo. USD Term SOFR + 1.39%)	#	10/15/2030	911,105	909,910
Total					45,679,071

Rec Vehicle Loan 0.43%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	175,741	171,839
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	190,394	187,676
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	294,456	291,671
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	1,036,000	1,022,167
Total					1,673,353

Student Loan 0.14%
Navient Private Education Refi Loan
Trust Series 2020-FA Class A†	1.22%		7/15/2069	194,580	173,983
Navient Private Education Refi Loan
Trust Series 2022-A Class A†	2.23%		7/15/2070	385,609	337,138
Towd Point Asset Trust Series 2018-SL1 Class A†	6.029% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	7,274	7,250
Total					518,371
Total Asset-Backed Securities (cost $90,155,353)					89,002,477

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 59.97%

Aerospace/Defense 0.98%
Boeing Co.	1.433%		2/4/2024	$1,825,000	$1,790,067
HEICO Corp.	5.25%		8/1/2028	188,000	186,581
Hexcel Corp.	4.95%		8/15/2025	1,345,000	1,312,868
L3Harris Technologies, Inc.	5.40%		1/15/2027	475,000	476,330
Total					3,765,846

Agriculture 1.49%
BAT Capital Corp.	2.789%		9/6/2024	890,000	863,787
BAT International Finance PLC (United Kingdom)(a)	5.931%		2/2/2029	348,000	346,787
Imperial Brands Finance PLC (United Kingdom)†(a)	3.125%		7/26/2024	600,000	584,238
Philip Morris International, Inc.	4.875%		2/13/2026	103,000	102,057
Philip Morris International, Inc.	5.125%		11/15/2024	822,000	818,307
Reynolds American, Inc.	4.45%		6/12/2025	1,240,000	1,213,821
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	1,800,000	1,626,415
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	200,000	193,692
Total					5,749,104

Airlines 0.49%
United Airlines Pass-Through Trust	5.875%		4/15/2029	1,909,202	1,907,768

Apparel 0.05%
PVH Corp.	7.75%		11/15/2023	186,000	185,667

Auto Manufacturers 2.61%
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	1,234,000	1,232,789
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	215,397
General Motors Financial Co., Inc.	5.917% (SOFR + 0.62%)	#	10/15/2024	606,000	604,196
General Motors Financial Co., Inc.	6.535% (SOFR + 1.20%)	#	11/17/2023	666,000	666,892
Hyundai Capital America†	1.00%		9/17/2024	400,000	380,384
Hyundai Capital America†	5.50%		3/30/2026	335,000	333,711
Hyundai Capital America†	5.80%		6/26/2025	1,065,000	1,066,980
Hyundai Capital America†	6.485% (SOFR + 1.15%)	#	8/4/2025	1,737,000	1,738,501
Nissan Motor Acceptance Co. LLC†	1.125%		9/16/2024	1,500,000	1,419,320
Nissan Motor Acceptance Co. LLC†	3.875%		9/21/2023	2,400,000	2,398,429
Total					10,056,599

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 20.26%
AIB Group PLC (Ireland)†(a)	4.263% (3 mo. USD LIBOR + 1.87%)	#	4/10/2025	$3,000,000	$2,956,365
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	900,000	865,587
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	1,500,000	1,359,877
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	376,000	346,197
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	118,000	111,643
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	220,000	196,954
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	128,000	123,101
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	3,765,000	3,620,085
Bank of Ireland Group PLC (Ireland)†(a)	4.50%		11/25/2023	888,000	883,792
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	500,000	499,299
Bank of Montreal (Canada)(a)	4.25%		9/14/2024	270,000	265,819
Bank of Montreal (Canada)(a)	5.20%		12/12/2024	760,000	756,059
Bank of Montreal (Canada)(a)	5.30%		6/5/2026	463,000	461,581
Bank of Montreal (Canada)(a)	5.549% (SOFR + 0.35%)	#	12/8/2023	204,000	204,008
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%)	#	2/1/2029	214,000	207,849
Bank of New York Mellon Corp.	4.947% (SOFR + 1.03%)	#	4/26/2027	207,000	203,828
Bank of Nova Scotia (Canada)(a)	4.75%		2/2/2026	268,000	263,423
Bank of Nova Scotia (Canada)(a)	5.45%		6/12/2025	373,000	371,088
Barclays PLC (United Kingdom)(a)	5.829% (SOFR + 2.21%)	#	5/9/2027	580,000	574,917
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	841,000	860,433
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	1,187,000	1,109,547
BNP Paribas SA (France)†(a)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	268,000	257,302
BNP Paribas SA (France)†(a)	4.705% (3 mo. USD Term SOFR + 2.50%)	#	1/10/2025	1,200,000	1,193,523

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	$259,000	$253,896
BPCE SA (France)†(a)	4.50%		3/15/2025	560,000	542,644
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	193,013
BPCE SA (France)†(a)	5.15%		7/21/2024	462,000	456,480
BPCE SA (France)†(a)	5.70%		10/22/2023	771,000	769,637
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%)	#	1/18/2027	390,000	388,208
Canadian Imperial Bank of Commerce (Canada)(a)	3.945%		8/4/2025	320,000	310,325
Canadian Imperial Bank of Commerce (Canada)(a)	5.001%		4/28/2028	468,000	458,642
Canadian Imperial Bank of Commerce (Canada)(a)	5.144%		4/28/2025	576,000	571,449
Canadian Imperial Bank of Commerce (Canada)(a)	5.615%		7/17/2026	483,000	484,392
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	1,100,000	1,079,949
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	1,000,000	945,050
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	225,000	222,056
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	1,432,000	1,425,806
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	400,000	373,300
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	250,000	242,161
Credit Suisse AG	5.726% (SOFR + 0.39%)	#	2/2/2024	1,435,000	1,430,358
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	1,000,000	958,635
Danske Bank AS (Denmark)†(a)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	872,000	858,407
Danske Bank AS (Denmark)†(a)	5.375%		1/12/2024	746,000	743,286
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	200,000	200,214
Fifth Third Bancorp	6.339% (SOFR + 2.34%)	#	7/27/2029	752,000	761,521
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	1,216,000	1,164,551

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	$163,000	$147,594
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	486,000	471,525
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	413,000	411,878
Goldman Sachs Group, Inc.	6.017% (SOFR + 0.70%)	#	1/24/2025	830,000	828,951
HSBC Holdings PLC (United Kingdom)(a)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	583,000	575,848
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	900,000	868,408
HSBC Holdings PLC (United Kingdom)(a)	5.887% (SOFR + 1.57%)	#	8/14/2027	517,000	515,529
HSBC USA, Inc.	5.625%		3/17/2025	283,000	282,439
Huntington National Bank	4.008% (SOFR + 1.21%)	#	5/16/2025	250,000	243,889
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	656,000	629,636
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	1,600,000	1,511,500
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	222,000	218,082
JPMorgan Chase & Co.	6.255% (SOFR + 0.92%)	#	2/24/2026	479,000	479,451
KeyBank NA	4.70%		1/26/2026	404,000	384,486
Lloyds Banking Group PLC (United Kingdom)(a)	3.90%		3/12/2024	902,000	892,177
Lloyds Banking Group PLC (United Kingdom)(a)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	347,000	346,798

Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	226,000	202,822
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%)	#	8/9/2026	342,000	338,348
Macquarie Group Ltd. (Australia)†(a)	6.207%		11/22/2024	1,748,000	1,749,146
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	1,216,000	1,164,388
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	376,081
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	986,157

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.962% (1 yr. CMT + 0.45%)	#	10/11/2025	$820,000	$773,807
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	4.788% (1 yr. CMT + 1.70%)	#	7/18/2025	409,000	404,587
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.063% (1 yr. CMT + 1.55%)	#	9/12/2025	265,000	262,649
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.719% (1 yr. CMT + 1.08%)	#	2/20/2026	360,000	359,146
Morgan Stanley	2.188% (SOFR + 1.99%)	#	4/28/2026	721,000	679,830
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	816,000	780,588
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	331,000	329,170
Morgan Stanley	6.138% (SOFR + 1.77%)	#	10/16/2026	164,000	165,224
NatWest Group PLC (United Kingdom)(a)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	1,825,000	1,804,879
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	200,000	198,923
Royal Bank of Canada (Canada)(a)	4.875%		1/12/2026	1,217,000	1,203,175
Royal Bank of Canada (Canada)(a)	5.20%		7/20/2026	542,000	539,964
Royal Bank of Canada (Canada)(a)	5.617% (SOFR + 0.34%)	#	10/7/2024	2,000,000	1,992,559
Santander Holdings USA, Inc.	3.50%		6/7/2024	811,000	793,864
Santander U.K. Group Holdings PLC (United Kingdom)(a)	4.796% (3 mo. USD LIBOR + 1.57%)	#	11/15/2024	1,000,000	997,092
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%)	#	1/10/2029	391,000	394,407
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	335,000	315,341
Standard Chartered PLC (United Kingdom)†(a)	0.991% (1 yr. CMT + 0.78%)	#	1/12/2025	500,000	489,732

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)†(a)	1.214% (1 yr. CMT + 0.88%)	#	3/23/2025	$200,000	$194,925
Standard Chartered PLC (United Kingdom)†(a)	3.785% (3 mo. USD LIBOR + 1.56%)	#	5/21/2025	1,040,000	1,020,914
Standard Chartered PLC (United Kingdom)†(a)	5.20%		1/26/2024	236,000	234,709
Standard Chartered PLC (United Kingdom)†(a)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	266,000	266,710
State Street Corp.	5.104% (SOFR + 1.13%)	#	5/18/2026	262,000	259,754
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.88%		7/13/2026	372,000	375,057
Svenska Handelsbanken AB (Sweden)†(a)	6.468% (SOFR + 1.25%)	#	6/15/2026	1,552,000	1,566,542
Swedbank AB (Sweden)†(a)	6.598% (SOFR + 1.38%)	#	6/15/2026	1,626,000	1,640,329
Toronto-Dominion Bank (Canada)(a)	4.693%		9/15/2027	1,028,000	1,003,261
Toronto-Dominion Bank (Canada)(a)	5.532%		7/17/2026	639,000	640,545
Toronto-Dominion Bank (Canada)(a)	5.552% (SOFR + 0.35%)	#	9/10/2024	2,000,000	1,994,750
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	236,000	228,122
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	158,000	151,656
Truist Financial Corp.	5.601% (SOFR + 0.40%)	#	6/9/2025	936,000	912,881
UBS AG (United Kingdom)†(a)	0.70%		8/9/2024	842,000	803,385
UBS AG (Switzerland)(a)	5.125%		5/15/2024	1,109,000	1,096,066
UBS Group AG (Switzerland)†(a)	4.125%		9/24/2025	470,000	453,664
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	1,755,000	1,705,203
UBS Group AG (Switzerland)†(a)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	1,325,000	1,320,107
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%)	#	8/11/2028	265,000	270,003
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	1,400,000	1,404,386
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	341,000	333,125

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	$607,000	$604,694
Wells Fargo Bank NA	5.55%		8/1/2025	983,000	985,591
Total					78,102,706

Biotechnology 0.37%
Amgen, Inc.	5.15%		3/2/2028	534,000	533,691
Amgen, Inc.	5.25%		3/2/2025	270,000	269,017
Illumina, Inc.	5.75%		12/13/2027	446,000	445,078
Illumina, Inc.	5.80%		12/12/2025	168,000	168,001
Total					1,415,787

Chemicals 0.84%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	3,636,000	3,257,183

Commercial Services 0.20%
Global Payments, Inc.	2.65%		2/15/2025	551,000	526,393
Triton Container International Ltd.†	1.15%		6/7/2024	250,000	238,923
Total					765,316

Computers 0.17%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	648,000	654,993

Diversified Financial Services 4.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	2,000,000	1,901,649
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.50%		9/15/2023	150,000	149,929
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024	1,150,000	1,144,488
Air Lease Corp.	4.25%		2/1/2024	2,000,000	1,984,699
Aircastle Ltd.	4.40%		9/25/2023	232,000	231,632
Aircastle Ltd.†	5.25%		8/11/2025	601,000	586,706
American Express Co.	4.90%		2/13/2026	108,000	106,641
American Express Co.	4.99% (SOFR + 1.00%)	#	5/1/2026	715,000	705,103
Aviation Capital Group LLC†	1.95%		1/30/2026	854,000	770,822
Aviation Capital Group LLC†	1.95%		9/20/2026	854,000	751,455
Aviation Capital Group LLC†	5.50%		12/15/2024	722,000	711,458
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%		2/21/2028	80,000	68,929
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	725,000	684,242

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	$260,000	$259,588
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	1,100,000	1,086,371
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026	1,150,000	1,120,667
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	84,000	83,405
Capital One Financial Corp.	1.343% (SOFR + 0.69%)	#	12/6/2024	813,000	801,430
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	1,014,000	995,203
Capital One Financial Corp.	5.889% (SOFR + 0.69%)	#	12/6/2024	1,368,000	1,353,513
LPL Holdings, Inc.†	4.625%		11/15/2027	1,150,000	1,076,008
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	796,000	754,193
Nuveen Finance LLC†	4.125%		11/1/2024	823,000	804,161
Radian Group, Inc.	4.50%		10/1/2024	1,064,000	1,033,756
Total					19,166,048

Electric 7.04%
AES Corp.†	3.30%		7/15/2025	1,100,000	1,047,326
Alexander Funding Trust†	1.841%		11/15/2023	1,806,000	1,787,507
American Electric Power Co., Inc.	5.699%		8/15/2025	365,000	365,476
American Electric Power Co., Inc.	5.75%		11/1/2027	112,000	114,084
CenterPoint Energy, Inc.	5.25%		8/10/2026	409,000	407,638
CenterPoint Energy, Inc.	5.985% (SOFR + 0.65%)	#	5/13/2024	2,159,000	2,158,674
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,000,000	1,879,621
Cleveland Electric Illuminating Co.	5.50%		8/15/2024	315,000	313,913
Comision Federal de Electricidad (Mexico)†(a)	4.875%		1/15/2024	700,000	697,443
Dominion Energy, Inc.	3.071%(b)		8/15/2024	1,008,000	979,208
Dominion Energy, Inc.	6.082% (3 mo. USD LIBOR + 0.53%)	#	9/15/2023	500,000	500,003
DTE Energy Co.	4.875%		6/1/2028	436,000	426,595
Duke Energy Corp.	2.65%		9/1/2026	80,000	74,049
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	830,581
Eversource Energy	4.75%		5/15/2026	881,000	867,174
Fells Point Funding Trust†	3.046%		1/31/2027	892,931	817,205
FirstEnergy Transmission LLC†	4.35%		1/15/2025	750,000	730,653
ITC Holdings Corp.	3.65%		6/15/2024	1,300,000	1,276,959
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	302,211
Jersey Central Power & Light Co.†	4.70%		4/1/2024	1,750,000	1,733,691

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
National Grid PLC (United Kingdom)(a)	5.602%		6/12/2028	$215,000	$215,556
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	78,000	76,976
NextEra Energy Capital Holdings, Inc.	5.735% (SOFR + 0.40%)	#	11/3/2023	360,000	360,127
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	375,000	376,072
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	228,000	229,034
NRG Energy, Inc.†	3.75%		6/15/2024	799,000	779,682
Oncor Electric Delivery Co. LLC†	4.30%		5/15/2028	166,000	161,044
Pacific Gas & Electric Co.	3.15%		1/1/2026	826,592	770,766
Pacific Gas & Electric Co.	3.75%		2/15/2024	525,000	519,080
Pennsylvania Electric Co.†	4.15%		4/15/2025	691,000	668,585
Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	857,305
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	320,000	326,359
Puget Energy, Inc.	3.65%		5/15/2025	897,000	861,706
Southern Co.	4.475%(b)		8/1/2024	629,000	620,608
System Energy Resources, Inc.	6.00%		4/15/2028	2,149,000	2,114,348
Vistra Operations Co. LLC†	3.55%		7/15/2024	903,000	878,913
Total					27,126,172

Electronics 0.52%
Arrow Electronics, Inc.	6.125%		3/1/2026	173,000	173,033
TD SYNNEX Corp.	1.25%		8/9/2024	1,900,000	1,812,010
Total					1,985,043

Engineering & Construction 0.20%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	768,000	781,481

Entertainment 0.28%
Warnermedia Holdings, Inc.	3.638%		3/15/2025	675,000	653,491
Warnermedia Holdings, Inc.	3.788%		3/15/2025	170,000	164,622
Warnermedia Holdings, Inc.	6.412%		3/15/2026	268,000	268,435
Total					1,086,548

Food 0.08%
Conagra Brands, Inc.	5.30%		10/1/2026	324,000	322,854

Gas 1.66%
Centrica PLC (United Kingdom)†(a)	4.00%		10/16/2023	400,000	399,088
East Ohio Gas Co.†	1.30%		6/15/2025	1,400,000	1,295,777
National Fuel Gas Co.	5.20%		7/15/2025	750,000	737,898
National Fuel Gas Co.	5.50%		1/15/2026	900,000	892,272

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Gas (continued)
National Fuel Gas Co.	5.50%		10/1/2026	$241,000	$239,086
NiSource, Inc.	5.25%		3/30/2028	1,554,000	1,548,419
ONE Gas, Inc.	1.10%		3/11/2024	406,000	395,804
Southwest Gas Corp.	5.80%		12/1/2027	883,000	893,680
Total					6,402,024

Hand/Machine Tools 0.39%
Regal Rexnord Corp.†	6.05%		2/15/2026	1,029,000	1,024,238
Regal Rexnord Corp.†	6.05%		4/15/2028	492,000	487,169
Total					1,511,407

Health Care-Products 0.37%
GE HealthCare Technologies, Inc.	5.55%		11/15/2024	800,000	798,203
GE HealthCare Technologies, Inc.	5.60%		11/15/2025	624,000	624,272
Total					1,422,475

Health Care-Services 0.49%
Centene Corp.	2.45%		7/15/2028	155,000	132,876
Centene Corp.	4.25%		12/15/2027	1,720,000	1,610,588
Elevance Health, Inc.	4.90%		2/8/2026	162,000	160,000
Total					1,903,464

Insurance 4.45%
Brighthouse Financial Global Funding†	6.05% (SOFR + 0.76%)	#	4/12/2024	2,027,000	2,013,372
CNO Global Funding†	1.65%		1/6/2025	1,109,000	1,039,891
Corebridge Global Funding†	5.75%		7/2/2026	161,000	160,353
Equitable Financial Life Global Funding†	1.40%		7/7/2025	801,000	737,337
Equitable Financial Life Global Funding†	5.45%		3/3/2028	411,000	407,246
F&G Global Funding†	5.15%		7/7/2025	1,343,000	1,306,481
Fidelity & Guaranty Life Holdings, Inc.†	5.50%		5/1/2025	1,000,000	978,373
GA Global Funding Trust†	0.80%		9/13/2024	707,000	665,049
GA Global Funding Trust†	3.85%		4/11/2025	2,033,000	1,958,308
Jackson Financial, Inc.	5.17%		6/8/2027	305,000	299,145
Jackson National Life Global Funding†	1.75%		1/12/2025	300,000	281,541
Jackson National Life Global Funding†	5.50%		1/9/2026	1,861,000	1,827,891
Jackson National Life Global Funding†	6.404% (SOFR + 1.15%)	#	6/28/2024	562,000	562,336
Metropolitan Life Global Funding I†	0.40%		1/7/2024	1,250,000	1,227,764
Metropolitan Life Global Funding I†	4.05%		8/25/2025	997,000	966,870

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Insurance (continued)
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	$923,000	$921,918
New York Life Global Funding†	4.70%	4/2/2026	311,000	306,753
Protective Life Global Funding†	5.209%	4/14/2026	402,000	396,631
Protective Life Global Funding†	5.366%	1/6/2026	1,103,000	1,098,957
Total				17,156,216

Internet 0.76%
Amazon.com, Inc.	4.55%	12/1/2027	1,064,000	1,060,467
Netflix, Inc.	4.375%	11/15/2026	921,000	895,797
Netflix, Inc.	4.875%	4/15/2028	1,000,000	985,460
Total				2,941,724

Lodging 0.44%
Hyatt Hotels Corp.	1.30%	10/1/2023	1,250,000	1,244,855
Hyatt Hotels Corp.	1.80%	10/1/2024	218,000	208,772
Hyatt Hotels Corp.	5.75%	1/30/2027	253,000	253,355
Total				1,706,982

Machinery: Construction & Mining 0.56%
Weir Group PLC (United Kingdom)†(a)	2.20%	5/13/2026	2,375,000	2,146,791

Media 0.25%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024	475,000	471,636
RELX, Inc.†	6.625%	10/15/2023	500,000	499,874
Total				971,510

Mining 0.63%
Glencore Funding LLC†	4.00%	4/16/2025	776,000	757,146
Glencore Funding LLC†	4.625%	4/29/2024	1,693,000	1,678,660
Total				2,435,806

Oil & Gas 4.01%
Continental Resources, Inc.†	2.268%	11/15/2026	2,300,000	2,054,329
Continental Resources, Inc.	3.80%	6/1/2024	1,373,000	1,349,184
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,488,718
EQT Corp.	6.125%	2/1/2025	969,000	967,751
Occidental Petroleum Corp.	5.875%	9/1/2025	1,318,000	1,316,234
Occidental Petroleum Corp.	6.375%	9/1/2028	1,500,000	1,526,880
Ovintiv, Inc.	5.375%	1/1/2026	1,300,000	1,290,951
Ovintiv, Inc.	5.65%	5/15/2025	477,000	475,939

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Oil & Gas (continued)
PDC Energy, Inc.	5.75%		5/15/2026	$1,900,000	$1,896,437
Phillips 66 Co.	3.55%		10/1/2026	1,250,000	1,183,891
Pioneer Natural Resources Co.	5.10%		3/29/2026	174,000	172,702
Suncor Energy, Inc. (Canada)(a)	7.875%		6/15/2026	500,000	528,111
Viper Energy Partners LP†	5.375%		11/1/2027	1,250,000	1,205,613
Total					15,456,740

Pharmaceuticals 0.90%
Bayer U.S. Finance II LLC†	3.875%		12/15/2023	2,000,000	1,988,926
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.45%		5/19/2026	1,313,000	1,292,183
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.65%		5/19/2025	192,000	190,056
Total					3,471,165

Pipelines 0.89%
DCP Midstream Operating LP	5.375%		7/15/2025	581,000	575,756
Enbridge, Inc. (Canada)(a)	5.965% (SOFR + 0.63%)	#	2/16/2024	1,142,000	1,142,918
Energy Transfer LP	5.875%		1/15/2024	500,000	499,678
ONEOK, Inc.	5.55%		11/1/2026	205,000	205,127
ONEOK, Inc.	5.65%		11/1/2028	205,000	205,407
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	700,000	681,795
Williams Cos., Inc.	5.40%		3/2/2026	115,000	114,854
Total					3,425,535

REITS 1.54%
American Tower Corp.	3.65%		3/15/2027	1,700,000	1,597,127
Crown Castle, Inc.	5.00%		1/11/2028	205,000	201,402
GLP Capital LP/GLP Financing II, Inc.	3.35%		9/1/2024	337,000	327,115
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350,000	344,028
Kite Realty Group Trust	4.00%		3/15/2025	647,000	622,037
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	1,600,000	1,534,155
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	1,350,000	1,307,841
Total					5,933,705

Semiconductors 0.21%
Microchip Technology, Inc.	0.972%		2/15/2024	432,000	422,134
Microchip Technology, Inc.	2.67%		9/1/2023	400,000	400,000
Total					822,134

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Shipbuilding 0.30%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	$1,186,000	$1,148,418

Software 0.18%
Oracle Corp.	2.30%		3/25/2028	358,000	315,243
Take-Two Interactive Software, Inc.	5.00%		3/28/2026	364,000	360,183
Total					675,426

Telecommunications 1.22%
AT&T, Inc.	5.539%		2/20/2026	984,000	982,859
Rogers Communications, Inc. (Canada)(a)	4.10%		10/1/2023	1,625,000	1,622,503
T-Mobile USA, Inc.	2.625%		4/15/2026	2,250,000	2,089,760
Total					4,695,122

Trucking & Leasing 0.17%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028	449,000	449,851
SMBC Aviation Capital Finance DAC (Ireland)†(a)	5.45%		5/3/2028	200,000	197,324
Total					647,175
Total Corporate Bonds (cost $233,432,655)					231,202,934

FLOATING RATE LOANS(c) 5.51%

Chemicals 0.26%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.971% (1 mo. USD Term SOFR + 1.50%)		2/1/2024	1,000,000	996,250

Diversified Financial Services 0.48%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	7.288% (3 mo. USD LIBOR + 1.75%)		10/6/2023	1,855,089	1,856,824

Entertainment 0.49%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(a)	7.754% (3 mo. USD Term SOFR + 2.25%)		7/21/2026	1,897,431	1,899,480

Health Care Products 0.28%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.545% (1 mo. USD Term SOFR + 1.30%)		9/30/2024	1,095,498	1,096,182

Health Care Services 0.48%
HCA, Inc. 2021 Term Loan A	–	(d)	6/30/2026	1,855,639	1,849,840

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Health Services 0.15%
IQVIA, Inc. 2022 Term Loan A2	6.681% (1 mo. USD Term SOFR + 1.25%)		6/16/2027	$600,000	$586,500

Lodging 0.78%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.165% (1 mo. USD Term SOFR + 1.75%)		6/22/2026	3,000,000	3,001,725

Media 0.73%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/30/2025	2,788,555	2,792,682

Pipelines 0.31%
Targa Resources Corp. Term Loan	6.806% (1 mo. USD Term SOFR + 1.75%)		7/11/2025	1,175,000	1,177,203

Real Estate Investment Trusts 0.38%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.431% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	1,476,388	1,472,697

Regional 0.25%
Seminole Tribe of Florida 2022 Term Loan A	6.431% - 6.52% (1 mo. USD Term SOFR + 1.00%) (3 mo. USD Term SOFR + 1.00%)		5/13/2027	1,000,000	980,625	(e)

Retail 0.21%
KFC Holding Co. 2021 Term Loan B	–	(d)	3/15/2028	810,000	810,927

Semiconductors 0.48%
Marvell Technology Group Ltd. 2020 3 Year Term Loan A	6.665% (1 mo. USD Term SOFR + 1.25%)		12/7/2023	1,825,000	1,831,844

Software 0.23%
Open Text Corp. Term Loan B (Canada)(a)	7.181% (1 mo. USD Term SOFR + 1.75%)		5/30/2025	897,632	899,750
Total Floating Rate Loans (cost $21,252,184)					21,252,529

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 1.97%

Japan 0.97%
Development Bank of Japan, Inc.†	1.25%		10/20/2026	$4,176,000	$3,727,981

Sweden 1.00%
Svensk Exportkredit AB	4.125%		6/14/2028	1,253,000	1,231,323
Svensk Exportkredit AB	4.625%		11/28/2025	2,640,000	2,619,460
Total					3,850,783
Total Foreign Government Obligations (cost $7,622,250)					7,578,764

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2014-112 Class A (Cost $8,354)	3.00%	#(f)	1/16/2048	8,269	7,298

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.03%
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(f)	5/25/2065	70,535	63,007
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK Class A†	3.652%	#(f)	3/10/2037	230,000	207,279
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	250,000	230,481
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	220,000	194,338
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.858% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	940,000	924,308
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.425% (1 mo. USD Term SOFR + 1.11%)	#	4/15/2034	686,000	683,487
BX Commercial Mortgage Trust Series 2019-IMC Class B†	6.725% (1 mo. USD Term SOFR + 1.41%)	#	4/15/2034	800,000	795,801
BX Commercial Mortgage Trust Series 2020-VKNG Class A†	6.355% (1 mo. USD Term SOFR + 1.04%)	#	10/15/2037	512,850	507,919
BXHPP Trust Series 2021-FILM Class B†	6.325% (1 mo. USD Term SOFR + 1.01%)	#	8/15/2036	460,000	424,774
Cantor Commercial Real Estate Lending Series 2019-CF1 Class 65A†	4.411%	#(f)	5/15/2052	50,000	45,628	(g)
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	2,145	2,109

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	$3,097	$3,089
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	107,000	104,758
Commercial Mortgage Pass-Through Certificates Series 2014-UBS6 Class A5	3.644%		12/10/2047	17,404	16,740
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A4	3.078%		2/10/2048	280,000	272,369
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(b)	5/25/2065	80,655	72,729
Credit Suisse Mortgage Capital Certificates Trust Series 2021-ADV Class A†	6.826% (1 mo. USD Term SOFR + 1.51%)	#	7/15/2038	450,000	403,641
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(f)	5/25/2065	16,022	15,340
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA4 Class M1†	6.238% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	527,458	517,215
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA1 Class M1A†	6.288% (30 day USD SOFR Average + 1.00%)	#	1/25/2042	702,792	695,676
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1A†	7.396% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	834,394	842,023
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01 Class M2	10.652% (30 day USD SOFR Average + 5.36%)	#	10/25/2023	826,829	832,569
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	6.288% (30 day USD SOFR Average + 1.00%)	#	12/25/2041	417,933	415,309
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.696% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	453,641	460,727
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.788% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	666,260	673,588
Fontainebleau Miami Beach Trust Series 2019-FBLU Class A†	3.144%		12/10/2036	500,000	477,983
GCAT Trust Series 2020-NQM2 Class A1†	1.555%	(b)	4/25/2065	39,630	35,891
Great Wolf Trust Series 2019-WOLF Class A†	6.459% (1 mo. USD Term SOFR + 1.15%)	#	12/15/2036	550,000	547,930

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.558% (1 mo. USD Term SOFR + 1.25%)	#	7/15/2035	$773,667	$613,317
GS Mortgage Securities Corp. Trust Series 2019-70P Class XCP†	Zero Coupon	#(f)	10/15/2036	21,863,000	409
GS Mortgage Securities Corp. Trust Series 2019-SMP Class XCP†	Zero Coupon	#(f)	8/15/2032	10,130,600	216
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	270,000	241,093
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	225,000	211,428
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	395,486
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	28,000	26,436
HONO Mortgage Trust Series 2021-LULU Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	450,000	433,349
HPLY Trust Series 2019-HIT Class A†	6.431% (1 mo. USD Term SOFR + 1.11%)	#	11/15/2036	141,651	140,648
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.628% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	48,000	46,566
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class B†	6.958% (1 mo. USD Term SOFR + 1.65%)	#	11/15/2035	12,000	11,171
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class C†	7.308% (1 mo. USD Term SOFR + 2.00%)	#	11/15/2035	12,000	10,565	(g)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	368,000	358,952
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-1440 Class B†	7.176% (1 mo. USD Term SOFR + 1.86%)	#	3/15/2036	680,000	580,627
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	15,050	14,321
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class A†	3.917%	#(f)	11/15/2032	33,200	30,235
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.379% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	516,055	506,397

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.311% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	$1,130,000	$1,106,628
Verus Securitization Trust Series 2020-4 Class A1†	1.502%(b)		5/25/2065	40,134	36,932
Verus Securitization Trust Series 2020-5 Class A1†	1.218%(b)		5/25/2065	80,198	73,696
Verus Securitization Trust Series 2020-INV1 Class A1†	1.977%	#(f)	3/25/2060	11,262	11,022
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(f)	4/25/2065	29,716	27,015
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class AS	3.58%		2/15/2048	40,000	37,898
WF-RBS Commercial Mortgage Trust Series 2014-C20 Class A5	3.995%		5/15/2047	140,000	137,088
Total Non-Agency Commercial Mortgage-Backed Securities (cost $16,280,440)					15,518,203

U.S. TREASURY OBLIGATIONS 2.14%
U.S. Treasury Inflation-Indexed Notes(h)	0.25%		1/15/2025	2,273,391	2,185,117
U.S. Treasury Notes	4.00%		6/30/2028	689,000	680,818
U.S. Treasury Notes	4.25%		5/31/2025	5,467,000	5,400,585
Total U.S. Treasury Obligations (cost $8,297,231)					8,266,520
Total Long-Term Investments (cost $377,048,467)					372,828,725

SHORT-TERM INVESTMENTS 3.20%

COMMERCIAL PAPER 1.83%

Capital Markets 0.26%
Brookfield Corporate Treasury Ltd.†	5.837%		9/5/2023	517,000	516,670
Brookfield Corporate Treasury Ltd.†	5.837%		9/5/2023	483,000	482,691
Total					999,361

Finance 0.87%
Brookfield Infrastructure Holdings Canada, Inc.	6.485%		10/5/2023	1,541,000	1,531,977
Intercontinental Exchange, Inc.†	5.553%		9/5/2023	1,814,000	1,812,897
Total					3,344,874

Oil & Gas 0.21%
Marathon Oil Corp.†	6.381%		9/29/2023	818,000	814,017

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Pharmaceuticals 0.49%
Bayer Corp.†	6.373%	7/9/2024	$1,000,000	$948,590
Bayer Corp.†	6.385%	7/9/2024	1,000,000	948,590
Total				1,897,180
Total Commercial Paper (cost $7,055,552)				7,055,432

REPURCHASE AGREEMENTS 1.37%
Repurchase Agreement dated 8/31/2023, 5.270% due 9/1/2023 with Barclays Bank PLC collateralized by $2,748,000 of U.S. Treasury Note at 5.000% due 8/31/2025; value: $2,753,908; proceeds: $2,700,305 (cost $2,699,910)			2,699,910	2,699,910
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $2,714,700 of U.S. Treasury Note at 3.500% due 9/15/2025; value: $2,642,273; proceeds: $2,590,606 (cost $2,590,404)			2,590,404	2,590,404
Total Repurchase Agreements (cost $5,290,314)				5,290,314
Total Short-Term Investments (cost $12,345,866)				12,345,746
Total Investments in Securities 99.91% (cost $389,394,333)				385,174,471
Other Assets and Liabilities – Net(i) 0.09%				355,551
Net Assets 100.00%				$385,530,022

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $186,578,030, which represents 48.40% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(d)	Interest Rate to be determined.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2023

(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2023:

	Payments	Payments
	to be Made	to be Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$920,000	$1,617
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	920,000	463
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	1,248,431	10,228
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	1,800,000	1,400
Goldman Sachs	2.744%	CPI Urban Consumer NSA	1/15/2024	920,000	11,080
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	1,800,000	4,278
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	1,205,569	32,323
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$61,389

Futures Contracts at August 31, 2023:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	December 2023	820	Long	$166,601,628	$167,119,844	$518,216

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	December 2023	166	Short	$(17,652,178)	$(17,749,031)	$(96,853)

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$89,002,477	$–	$89,002,477
Corporate Bonds	–	231,202,934	–	231,202,934
Floating Rate Loans
Regional	–	–	980,625	980,625
Remaining Industries	–	20,271,904	–	20,271,904
Foreign Government Obligations	–	7,578,764	–	7,578,764
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	7,298	–	7,298
Non-Agency Commercial Mortgage-Backed Securities	–	15,462,010	56,193	15,518,203
U.S. Treasury Obligations	–	8,266,520	–	8,266,520
Short-Term Investments
Commercial Paper	–	7,055,432	–	7,055,432
Repurchase Agreements	–	5,290,314	–	5,290,314
Total	$–	$384,137,653	$1,036,818	$385,174,471
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$61,389	$–	$61,389
Liabilities	–	–	–	–
Futures Contracts
Assets	518,216	–	–	518,216
Liabilities	(96,853)	–	–	(96,853)
Total	$421,363	$61,389	$–	$482,752

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.42%

ASSET-BACKED SECURITIES 24.83%

Automobiles 9.39%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%	5/15/2028	$40,980,000	$41,153,641
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	20,175,000	19,931,262
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%	10/19/2026	114,621,515	114,600,791
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%	11/18/2027	70,765,000	70,761,858
Americredit Automobile Receivables Trust Series 2023-1 Class B	5.57%	3/20/2028	27,795,000	27,733,757
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	27,200,000	27,053,400
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class A†	4.00%	3/20/2025	22,004,000	21,865,106
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class D†	3.04%	3/20/2025	59,000,000	57,534,447
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	45,121,000	42,980,072
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%	2/20/2027	22,560,000	20,672,685
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16%	11/25/2025	37,725,000	37,492,418
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A	3.74%	9/15/2025	55,494,394	55,036,953
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	127,880,000	124,264,769
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	62,195,190	61,965,951
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87%	2/15/2028	72,135,000	71,510,361
CarMax Auto Owner Trust Series 2020-2 Class A4	2.05%	5/15/2025	25,056,377	24,810,631
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%	10/15/2027	64,375,000	63,558,249
Carmax Auto Owner Trust Series 2023-3 Class A2A	5.72%	11/16/2026	98,780,000	98,902,527
Carmax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	57,140,000	57,169,164
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	10,717,153	10,133,669
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	178,760,000	173,921,020

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%	2/10/2028	$50,912,000	$49,574,537
Carvana Auto Receivables Trust Series 2022-P3 Class A3	4.61%	11/10/2027	42,209,000	41,322,299
CPS Auto Receivables Trust Series 2019-B Class E†	5.00%	3/17/2025	2,065,258	2,058,047
CPS Auto Receivables Trust Series 2020-A Class E†	4.09%	12/15/2025	11,448,000	11,307,502
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	35,887,308	35,133,175
Drive Auto Receivables Trust Series 2019-4 Class D	2.70%	2/16/2027	22,129,490	21,901,532
Drive Auto Receivables Trust Series 2021-1 Class C	1.02%	6/15/2027	16,526,032	16,299,984
Enterprise Fleet Financing LLC Series 2020-2 Class A2†	0.61%	7/20/2026	11,507,813	11,363,699
Enterprise Fleet Financing LLC Series 2022-3 Class A2†	4.38%	7/20/2029	36,893,993	36,203,341
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	51,400,000	51,117,557
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	20,356,764	19,984,508
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	9,635,000	8,937,053
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	36,781,448
Exeter Automobile Receivables Trust Series 2022-3A Class A3	4.21%	1/15/2026	30,723,381	30,631,383
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	51,653,000	51,252,457
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	86,548,026	86,729,466
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	96,258,000	92,834,257
Ford Credit Auto Owner Trust Series 2019-1 Class A†	3.52%	7/15/2030	89,401,000	88,590,911
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	26,116,107	25,686,100
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	115,555,000	109,984,718
Ford Credit Auto Owner Trust Series REV1 2021-1 Class A†	1.37%	10/17/2033	36,875,000	33,195,166
GLS Auto Receivables Issuer Trust Series 2022-3A Class A2†	4.59%	5/15/2026	19,781,948	19,644,554

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	$58,765,000	$58,756,044
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	91,915,000	90,559,502
GM Financial Automobile Leasing Trust Series 2022-3 Class A2A	4.01%	10/21/2024	52,802,181	52,578,463
GM Financial Automobile Leasing Trust Series 2022-3 Class A3	4.01%	9/22/2025	121,646,000	120,127,165
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27%	6/20/2025	37,833,571	37,727,803
GM Financial Automobile Leasing Trust Series 2023-1 Class A3	5.16%	4/20/2026	59,670,000	59,322,255
GM Financial Automobile Leasing Trust Series 2023-2 Class A3	5.05%	7/20/2026	35,855,000	35,596,901
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	41,285,000	41,300,242
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	106,367,299
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	91,200,000	86,379,369
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	25,000,000	23,571,655
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22%	10/21/2025	38,300,000	38,168,248
Hyundai Auto Lease Securitization Trust Series 2022-C Class A2A†	4.34%	1/15/2025	47,061,732	46,853,131
LAD Auto Receivables Trust Series 2023-1A Class A2†	5.68%	10/15/2026	39,366,233	39,231,042
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	92,980,000	93,585,579
Nissan Auto Lease Trust Series 2022-A Class A3	3.81%	5/15/2025	77,680,000	76,997,504
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	119,845,000	113,740,048
Prestige Auto Receivables Trust Series 2022-1A Class A2†	5.90%	7/15/2025	35,933,147	35,884,245
Prestige Auto Receivables Trust Series 2022-1A Class A3†	6.09%	5/15/2026	22,620,000	22,526,009
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75%	2/17/2026	8,417,181	8,385,156
Santander Drive Auto Receivables Trust Series 2022-5 Class A2	3.98%	1/15/2025	515,890	515,569

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2022-6 Class A2	4.37%	5/15/2025	$20,992,323	$20,972,109
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	7,500,000	7,366,639
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	5,600,000	5,448,458
Santander Drive Auto Receivables Trust Series 2023-3 Class A2	6.08%	8/17/2026	90,645,000	90,611,334
Santander Drive Auto Receivables Trust Series 2023-3 Class A3	5.61%	10/15/2027	41,800,000	41,708,629
Santander Retail Auto Lease Trust Series 2021-A Class A3†	0.51%	7/22/2024	49,263,586	48,975,133
Santander Retail Auto Lease Trust Series 2021-C Class A3†	0.50%	3/20/2025	9,308,522	9,244,390
Tesla Auto Lease Trust Series 2023-A Class A2†	5.86%	8/20/2025	86,130,000	86,098,244
Tesla Auto Lease Trust Series 2023-A Class A3†	5.89%	6/22/2026	74,940,000	74,797,367
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A†	1.35%	5/25/2033	29,655,000	27,579,518
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%	8/17/2026	21,018,254	20,976,249
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	53,150,000	51,252,088
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	137,735,000	137,670,086
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%	3/15/2028	35,330,000	35,447,854
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	23,985,000	23,510,394
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%	6/15/2026	82,203,667	81,974,747
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	140,590,000	140,593,669
World Omni Select Auto Trust Series 2019-A Class C	2.38%	12/15/2025	4,670,330	4,653,277
World Omni Select Auto Trust Series 2019-A Class D	2.59%	12/15/2025	25,464,000	25,345,317
Total				4,225,985,156

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.28%
American Express Credit Account Master Trust Series 2022-2 Class A	3.39%		5/15/2027	$45,668,000	$44,206,565
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	153,288,000	148,699,094
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6	6.197% (1 mo. USD Term SOFR + 0.88%)	#	5/14/2029	26,080,000	26,168,489
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	98,691,000	95,598,369
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	123,665,000	123,235,165
Newday Funding Master Issuer PLC Series 2021-1A Class A2†	6.411% (SOFR + 1.10%)	#	3/15/2029	19,600,000	19,599,938
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024	6,510,458	6,476,994
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%		12/15/2026	46,000,000	42,577,070
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	70,348,000	70,729,779
Total					577,291,463

Other 13.34%
ACAM Ltd. Series 2019-FL1 Class A†	6.827% (1 mo. USD Term SOFR + 1.51%)	#	11/17/2034	2,452,014	2,427,949
ACAM Ltd. Series 2019-FL1 Class AS†	7.177% (1 mo. USD Term SOFR + 1.86%)	#	11/17/2034	25,000,000	24,582,834
ACREC Ltd. Series 2021-FL1 Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	100,087,715	98,273,625
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	30,000,000	29,338,935
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	8,931,259	8,756,265
AIMCO CLO Series 2018-BA Class AR†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	1/15/2032	69,000,000	68,846,533
AMMC CLO Ltd. Series 2020-23A Class A1R†	6.61% (3 mo. USD Term SOFR + 1.30%)	#	10/17/2031	116,150,000	115,602,036
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA Class A†	6.677% (3 mo. USD Term SOFR + 1.31%)	#	1/28/2031	26,577,362	26,563,406

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Anchorage Capital CLO 4-R Ltd. Series 2014-4RA Class A†	6.677% (3 mo. USD Term SOFR + 1.31%)	#	1/28/2031	$33,944,850	$33,847,208
Apidos CLO XXII Series 2015-22A Class A1R†	6.648% (3 mo. USD Term SOFR + 1.32%)	#	4/20/2031	79,178,794	78,968,393
Apidos CLO XXXI Series 2019-31A Class A1R†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	86,400,000	86,050,608
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	9,566,705	8,912,708
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	63,353,834	55,935,417
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.525% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	40,530,000	39,872,401
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.495% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	55,200,000	54,166,380
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.775% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	123,500,000	121,687,638
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.639% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	87,230,000	86,087,287
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.161% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	65,730,000	65,238,668
ARES L CLO Ltd. Series 2018-50A Class AR†	6.62% (3 mo. USD Term SOFR + 1.31%)	#	1/15/2032	117,390,000	116,864,121
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.558% (3 mo. USD Term SOFR + 1.23%)	#	7/20/2030	78,526,126	78,179,279
Bain Capital Credit CLO Ltd. Series 2020-5A Class A1†	6.808% (3 mo. USD Term SOFR + 1.48%)	#	1/20/2032	72,770,000	72,588,293
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.60% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	138,960,000	137,815,683
Barings CLO Ltd. Series 2019-3A Class A1R†	6.658% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	7,210,000	7,177,558
BDS Ltd. Series 2021-FL7 Class A†	6.496% (1 mo. USD Term SOFR + 1.18%)	#	6/16/2036	33,663,799	33,273,917

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class ARRR†	6.768% (3 mo. USD Term SOFR + 1.44%)	#	1/20/2032	$77,740,000	$77,638,084
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1A†	6.678% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2031	42,000,000	41,899,586
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	65,187,189	64,907,041
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.745% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	58,340,000	57,647,881
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	74,639,823	74,420,108
Carlyle U.S. CLO Ltd. Series 2017-2A Class A1R†	6.638% (3 mo. USD Term SOFR + 1.31%)	#	7/20/2031	65,210,000	65,127,069
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.488% (3 mo. USD LIBOR + 0.90%)	#	7/20/2029	21,706,831	21,605,001
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	107,000,000	106,405,924
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.688% (3 mo. USD Term SOFR + 1.36%)	#	10/20/2032	10,610,000	10,572,764
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	7/15/2033	96,630,000	96,193,892
CF Hippolyta Issuer LLC Series 2021-1A Class A1†	1.53%		3/15/2061	37,697,902	33,163,493
CIFC Funding II Ltd. Series 2013-2A Class A1L2†	6.572% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	36,303,093	36,203,349
CIFC Funding Ltd. Series 2021-4A Class A†	6.62% (3 mo. USD Term SOFR + 1.31%)	#	7/15/2033	46,100,000	45,936,475
CNH Equipment Trust Series 2022-B Class A2	3.94%		12/15/2025	26,011,462	25,824,088
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	16,150,000	16,153,075

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Dryden 55 CLO Ltd. Series 2018-55A Class A1†	6.59% (3 mo. USD Term SOFR + 1.28%)	#	4/15/2031		$19,973,448	$19,943,811
Dryden CLO Ltd. Series 2019-72A Class AR†	6.706% (3 mo. USD Term SOFR + 1.34%)	#	5/15/2032		61,070,000	60,786,932
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.55% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2028		65,117,651	64,868,866
Elmwood CLO Ltd. Series 2022-5A Class AR†	6.958% (3 mo. USD Term SOFR + 1.65%)	#	7/17/2033		68,650,000	68,651,192
Elmwood CLO X Ltd. Series 2021-3A Class A†	6.628% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034		24,360,000	24,213,845
Fairstone Financial Issuance Trust Series I 2020-1A Class A†(a)	2.509%		10/20/2039	CAD	35,080,000	25,778,563
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.557% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030		$51,629,365	51,476,047
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.445% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039		98,670,000	96,684,095
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.766% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031		37,250,000	37,198,408
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.27% (3 mo. USD Term SOFR + 1.96%)	#	1/17/2030		23,027,000	22,808,757
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.427% (1 mo. USD SOFR + 1.00%)	#	9/17/2036		20,373,853	19,931,973
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025		91,705,000	91,303,103
JFIN CLO Ltd. Series 2013-1A Class A1NR†	6.978% (3 mo. USD Term SOFR + 1.65%)	#	1/20/2030		37,809,463	37,854,858
JFIN CLO Ltd. Series 2013-1A Class A2R†	7.788% (3 mo. USD Term SOFR + 2.46%)	#	1/20/2030		37,290,505	37,333,680
KKR CLO Ltd. Series 24 Class A1R†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032		130,540,000	129,850,232

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO Ltd. Series 30A Class A1R†	6.59% (3 mo. USD Term SOFR + 1.28%)	#	10/17/2031	$18,250,000	$18,142,973
KREF Ltd. Series 2021-FL2 Class A†	6.498% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	74,690,000	73,758,242
KREF Ltd. Series 2021-FL2 Class AS†	6.728% (1 mo. USD Term SOFR + 1.41%)	#	2/15/2039	37,030,000	35,271,075
LCM XXII Ltd. Series 22A Class A1R†	6.748% (3 mo. USD Term SOFR + 1.42%)	#	10/20/2028	6,521,608	6,521,970
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	82,215,000	80,244,027
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	137,050,000	118,663,468
Lendmark Funding Trust Series 2023-1A Class A†	5.59%		5/20/2033	36,380,000	35,877,716
LMREC, Inc. Series 2019-CRE3 Class A†	6.83% (1 mo. USD Term SOFR + 1.51%)	#	12/22/2035	15,859,910	15,867,411
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.772% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	77,070,000	76,202,963
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.507% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	13,109,568	13,061,253
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.595% (3 mo. USD Term SOFR + 1.26%)	#	7/21/2030	45,350,399	45,279,739
Madison Park Funding XXV Ltd. Series 2017-25A Class A1R†	6.583% (3 mo. USD Term SOFR + 1.23%)	#	4/25/2029	51,892,503	51,727,124
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.37% (3 mo. USD Term SOFR + 1.06%)	#	1/15/2028	26,784,711	26,764,922
Magnetite XXII Ltd. Series 2019-22A Class AR†	6.63% (3 mo. USD Term SOFR + 1.32%)	#	4/15/2031	47,750,000	47,570,882
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.56% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2034	79,670,000	79,296,019
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	64,135,000	56,433,355
MF1 LLC Series 2022-FL9 Class A†	7.464% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	89,910,000	89,768,392

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. Series 2021-FL6 Class AS†	6.876% (1 mo. USD Term SOFR + 1.56%)	#	7/16/2036	$38,020,000	$37,024,778
MF1 Ltd. Series 2021-FL7 Class A†	6.506% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	46,562,000	45,688,963
Mountain View CLO LLC Series 2017-1A Class AR†	6.66% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	25,491,448	25,462,237
Mountain View CLO LLC Series 2017-1A Class BR†	7.32% (3 mo. USD Term SOFR + 2.01%)	#	10/16/2029	36,501,623	36,338,378
MVW Owner Trust Series 2017-1A Class A†	2.42%		12/20/2034	2,033,260	1,981,657
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class A1†	1.91%		10/20/2061	69,040,000	59,633,224
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class B1†	2.41%		10/20/2061	28,890,000	24,169,917
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.719% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	58,402,125	58,173,337
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.583% (3 mo. USD Term SOFR + 1.23%)	#	7/25/2030	44,744,990	44,634,386
OCP CLO Ltd. Series 2019-17A Class A1R†	6.628% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	122,730,000	121,959,599
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.588% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	32,564,640	32,496,330
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	105,885,413	105,558,612
Octagon Investment Partners 49 Ltd. Series 2020-5A Class A1†	6.79% (3 mo. USD Term SOFR + 1.48%)	#	1/15/2033	44,600,000	44,538,579
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	32,975,972	32,878,650
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.631% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	73,440,000	73,072,128
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	4,945,053	4,883,493

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	$75,865,000	$69,695,453
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	20,954,000	18,911,096
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	12,510,180
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	15,796,115
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	105,705,000	105,477,111
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	4,000,100	3,841,440
OZLM XVII Ltd. Series 2017 17A Class A1†	6.838% (3 mo. USD Term SOFR + 1.51%)	#	7/20/2030	10,170,684	10,178,659
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	64,044,800	62,626,188
Perimeter Master Note Business Trust	2.13%		5/15/2027	90,000,000	85,320,837
PFS Financing Corp. Series 2020-E Class A†	1.00%		10/15/2025	73,354,000	72,911,514
PFS Financing Corp. Series 2020-G Class A†	0.97%		2/15/2026	55,841,000	54,584,823
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	90,750,000	91,163,493
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II†	4.666%		9/5/2048	18,058,448	17,394,760
Prima Capital CRE Securitization Ltd. Series 2013-3A Class C†	5.00%		10/24/2035	35,011,000	33,999,567	(b)
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.65% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2031	100,220,000	99,944,245
Romark CLO Ltd. Series 2017-1A Class A1R†	6.637% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	52,537,951	52,317,250
SCF Equipment Leasing LLC Series 2019-2A Class A2†	2.47%		4/20/2026	5,860,234	5,838,338
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	58,967,762	57,717,887
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	14,900,000	13,884,975
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	111,160,000	107,133,663
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	45,560,000	42,229,623

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.598% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	$45,633,923	$45,485,821
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.691% (3 mo. USD LIBOR + 1.06%)	#	1/29/2032	32,300,000	32,219,743
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	13,036,127	12,814,838
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.63% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	68,200,000	67,812,216
Verde CLO Ltd. Series 2019-1A Class AR†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2032	19,355,000	19,248,196
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	89,315,000	88,893,737
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2030	74,085,261	73,820,193
Total					6,006,157,094

Rec Vehicle Loan 0.29%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	9,243,342	9,038,105
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	50,311,740	49,593,379
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	39,006,855	38,637,869
Octane Receivables Trust Series 2023-1A Class A†	5.87%		5/21/2029	34,184,060	34,073,109
Total					131,342,462

Student Loan 0.53%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	38,399,919	34,335,268
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	98,375,481	84,258,639
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	90,208,233	78,868,859
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	38,140,091	34,167,221
Towd Point Asset Trust Series 2018-SL1 Class A†	6.029% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	7,657,782	7,632,359
Total					239,262,346
Total Asset-Backed Securities (cost $11,422,744,139)					11,180,038,521

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 52.58%

Aerospace/Defense 0.18%
HEICO Corp.	5.25%	8/1/2028	$22,984,000	$22,810,489
L3Harris Technologies, Inc.	5.40%	1/15/2027	57,074,000	57,233,768
Total				80,044,257

Agriculture 1.50%
BAT Capital Corp.	2.789%	9/6/2024	27,255,000	26,452,248
BAT Capital Corp.	3.222%	8/15/2024	107,547,000	104,916,996
BAT Capital Corp.	3.557%	8/15/2027	5,439,000	5,048,021
BAT International Finance PLC (United Kingdom)(c)	5.931%	2/2/2029	41,587,000	41,442,095
Imperial Brands Finance PLC (United Kingdom)†(c)	3.125%	7/26/2024	166,275,000	161,906,856
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	126,431,000	127,881,707
Philip Morris International, Inc.	4.875%	2/13/2026	14,070,000	13,941,236
Philip Morris International, Inc.	5.125%	11/17/2027	64,789,000	64,702,965
Reynolds American, Inc.	4.45%	6/12/2025	50,073,000	49,015,836
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	47,780,000	43,172,295
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	36,422,000	35,273,299
Total				673,753,554

Airlines 0.14%
Air Canada Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	3,933,616	3,918,127
United Airlines Pass-Through Trust	5.875%	4/15/2029	58,029,225	57,985,651
Total				61,903,778

Apparel 0.04%
PVH Corp.	4.625%	7/10/2025	19,872,000	19,253,724

Auto Manufacturers 2.65%
Daimler Truck Finance North America LLC†	5.15%	1/16/2026	11,965,000	11,882,319
Ford Motor Credit Co. LLC	2.30%	2/10/2025	6,566,000	6,175,016
Ford Motor Credit Co. LLC	3.37%	11/17/2023	24,000,000	23,822,503
Ford Motor Credit Co. LLC	3.375%	11/13/2025	32,489,000	30,318,737
Ford Motor Credit Co. LLC	5.125%	6/16/2025	11,355,000	11,064,445
Ford Motor Credit Co. LLC	5.584%	3/18/2024	172,983,000	172,252,367
General Motors Co.	6.125%	10/1/2025	43,531,000	43,730,101
General Motors Financial Co., Inc.	2.75%	6/20/2025	74,459,000	70,366,290
General Motors Financial Co., Inc.	2.90%	2/26/2025	30,070,000	28,729,659
General Motors Financial Co., Inc.	3.95%	4/13/2024	35,702,000	35,241,823
General Motors Financial Co., Inc.	5.10%	1/17/2024	196,712,000	196,105,800
General Motors Financial Co., Inc.	5.40%	4/6/2026	29,734,000	29,378,928

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	0.80%		1/8/2024	$99,441,000	$97,721,804
Hyundai Capital America†	0.875%		6/14/2024	84,025,000	80,778,041
Hyundai Capital America†	1.00%		9/17/2024	24,328,000	23,134,957
Hyundai Capital America†	1.25%		9/18/2023	98,674,000	98,484,042
Hyundai Capital America†	1.30%		1/8/2026	39,188,000	35,495,655
Hyundai Capital America†	1.50%		6/15/2026	47,772,000	42,759,931
Hyundai Capital America†	1.80%		10/15/2025	10,345,000	9,548,633
Hyundai Capital America†	5.50%		3/30/2026	46,107,000	45,929,598
Hyundai Capital America†	5.65%		6/26/2026	46,778,000	46,697,203
Hyundai Capital America†	5.875%		4/7/2025	13,781,000	13,800,196
Nissan Motor Co. Ltd. (Japan)†(c)	3.043%		9/15/2023	38,676,000	38,641,653
Total					1,192,059,701

Banks 21.44%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025	91,639,000	89,106,281
ABN AMRO Bank NV (Netherlands)†(c)	4.80%		4/18/2026	48,000,000	46,265,507
AIB Group PLC (Ireland)†(c)	4.263% (3 mo. USD LIBOR + 1.87%)	#	4/10/2025	122,186,000	120,408,807
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	25,108,000	24,147,963
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.50%		3/19/2024	12,844,000	12,720,354
Bank of America Corp.	0.981% (SOFR + 0.91%)	#	9/25/2025	19,293,000	18,267,183
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	131,403,000	119,127,984
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	81,286,000	74,843,014
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	40,584,000	38,397,554
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	30,964,000	27,720,416
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	54,308,000	52,229,470
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%)	#	10/1/2025	51,089,000	49,510,001
Bank of America Corp.	3.366% (3 mo. USD Term SOFR + 1.07%)	#	1/23/2026	109,555,000	105,713,978
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	166,560,000	160,149,082

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	$71,671,000	$70,658,279
Bank of America Corp.	3.95%		4/21/2025	97,385,000	94,326,933
Bank of America Corp.	4.00%		1/22/2025	47,000,000	45,809,789
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	77,426,000	75,844,508
Bank of America Corp.	5.631% (SOFR + 0.41%)	#	6/14/2024	78,938,000	78,697,082
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	56,942,000	50,194,394
Bank of Ireland Group PLC (Ireland)†(c)	4.50%		11/25/2023	35,213,000	35,046,152
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	28,691,000	28,650,758
Bank of Montreal (Canada)(c)	3.70%		6/7/2025	56,322,000	54,441,757
Bank of Montreal (Canada)(c)	4.25%		9/14/2024	69,508,000	68,431,674
Bank of Montreal (Canada)(c)	5.20%		12/12/2024	56,741,000	56,446,729
Bank of Montreal (Canada)(c)	5.30%		6/5/2026	40,000,000	39,877,386
Bank of New York Mellon	5.148% (SOFR + 1.07%)	#	5/22/2026	22,959,000	22,827,011
Bank of New York Mellon Corp.	4.414% (SOFR + 1.35%)	#	7/24/2026	21,295,000	20,827,882
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%)	#	2/1/2029	32,122,000	31,198,665
Bank of New York Mellon Corp.	4.947% (SOFR + 1.03%)	#	4/26/2027	17,917,000	17,642,433
Bank of Nova Scotia (Canada)(c)	4.75%		2/2/2026	31,179,000	30,646,534
Bank of Nova Scotia (Canada)(c)	5.45%		6/12/2025	56,614,000	56,323,867
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	62,426,733
Barclays PLC (United Kingdom)(c)	2.852% (SOFR + 2.71%)	#	5/7/2026	44,123,000	41,724,596
Barclays PLC (United Kingdom)(c)	3.932% (3 mo. USD LIBOR + 1.61%)	#	5/7/2025	11,594,000	11,428,220
Barclays PLC (United Kingdom)(c)	4.836%		5/9/2028	10,192,000	9,449,723
Barclays PLC (United Kingdom)(c)	5.20%		5/12/2026	93,499,000	90,757,089
Barclays PLC (United Kingdom)(c)	5.829% (SOFR + 2.21%)	#	5/9/2027	77,116,000	76,440,206
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	22,747,000	23,272,608
BBVA Bancomer SA†	4.375%		4/10/2024	20,011,000	19,809,479

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	1.323% (SOFR + 1.00%)	#	1/13/2027	$20,584,000	$18,520,680
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	13,505,000	12,623,786
BNP Paribas SA (France)†(c)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	69,838,000	67,050,197
BNP Paribas SA (France)†(c)	4.375%		5/12/2026	11,186,000	10,779,517
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	38,699,000	37,936,416
BPCE SA (France)†(c)	2.375%		1/14/2025	14,304,000	13,536,810
BPCE SA (France)†(c)	4.50%		3/15/2025	53,678,000	52,014,371
BPCE SA (France)†(c)	4.875%		4/1/2026	22,232,000	21,455,308
BPCE SA (France)†(c)	5.15%		7/21/2024	5,000,000	4,940,257
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%)	#	1/18/2027	58,362,000	58,093,764
Canadian Imperial Bank of Commerce (Canada)(c)	3.945%		8/4/2025	77,817,000	75,464,258
Canadian Imperial Bank of Commerce (Canada)(c)	5.001%		4/28/2028	62,884,000	61,626,627
Canadian Imperial Bank of Commerce (Canada)(c)	5.144%		4/28/2025	77,394,000	76,782,537
Canadian Imperial Bank of Commerce (Canada)(c)	5.615%		7/17/2026	59,507,000	59,678,443
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	261,002,000	249,917,253
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	15,948,000	15,326,788
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	84,116,000	82,582,746
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	32,005,227
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	17,272,000	16,322,900
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	27,692,000	27,329,690
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	166,679,785
Citigroup, Inc.	5.50%		9/13/2025	35,065,000	34,883,705
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	12,000,000	11,948,095
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	50,348,000	46,987,242

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	$31,438,000	$30,452,196
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	89,787,000	87,052,483
Credit Suisse AG	2.95%		4/9/2025	10,000,000	9,501,211
Credit Suisse AG	3.625%		9/9/2024	35,081,000	34,137,443
Credit Suisse AG	4.75%		8/9/2024	23,866,000	23,542,361
Credit Suisse AG	5.726% (SOFR + 0.39%)	#	2/2/2024	20,893,000	20,825,420
Danske Bank AS (Denmark)†(c)	0.976% (1 yr. CMT + 0.55%)	#	9/10/2025	46,616,000	44,118,653
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	46,515,000	42,389,852
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	137,918,000	132,213,073
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	37,345,000	35,163,131
Danske Bank AS (Denmark)†(c)	5.375%		1/12/2024	66,319,000	66,077,756
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	47,278,000	47,328,647
Discover Bank	4.25%		3/13/2026	17,999,000	17,121,393
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.70%		3/14/2028	50,861,000	50,969,630
Goldman Sachs Group, Inc.	0.657% (SOFR + 0.51%)	#	9/10/2024	78,938,000	78,876,529
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	122,648,000	109,190,208
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	62,898,000	56,953,116
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	34,934,000	33,893,492
Goldman Sachs Group, Inc.	3.50%		4/1/2025	69,748,000	67,336,252
Goldman Sachs Group, Inc.	4.223%(3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	70,417,000	66,377,973
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	49,181,000	49,047,406
Goldman Sachs Group, Inc.	6.017% (SOFR + 0.70%)	#	1/24/2025	77,022,000	76,924,684
HSBC Holdings PLC (United Kingdom)(c)	0.976% (SOFR + 0.71%)	#	5/24/2025	22,757,000	21,879,394
HSBC Holdings PLC (United Kingdom)(c)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	82,990,000	81,971,891

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(c)	5.887% (SOFR + 1.57%)	#	8/14/2027	$61,627,000	$61,451,677
HSBC USA, Inc.	5.625%		3/17/2025	39,963,000	39,883,847
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	24,051,000	22,644,484
Huntington National Bank	4.008% (SOFR + 1.21%)	#	5/16/2025	29,134,000	28,421,890
Huntington National Bank	5.699% (SOFR + 1.22%)	#	11/18/2025	80,138,000	78,644,402
Intesa Sanpaolo SpA (Italy)†(c)	3.25%		9/23/2024	20,481,000	19,780,557
Intesa Sanpaolo SpA (Italy)†(c)	5.017%		6/26/2024	207,067,000	202,533,968
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026	78,550,000	75,559,349
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%)	#	8/9/2025	78,538,000	74,642,827
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%)	#	6/1/2025	91,927,000	88,304,541
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	53,077,000	50,943,888
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	127,861,000	125,604,306
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	62,188,000	60,972,940
JPMorgan Chase & Co.	6.255% (SOFR + 0.92%)	#	2/24/2026	57,956,000	58,010,535
JPMorgan Chase & Co.	6.515% (SOFR + 1.18%)	#	2/24/2028	38,901,000	39,023,651
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	18,348,000	17,677,829
Lloyds Banking Group PLC (United Kingdom)(c)	4.65%		3/24/2026	29,589,000	28,577,340
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	41,528,000	41,503,766
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	43,711,000	40,994,902
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	32,811,000	32,009,523
Macquarie Group Ltd. (Australia)†(c)	1.201% (SOFR + 0.69%)	#	10/14/2025	40,033,000	37,933,121
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%)	#	1/12/2027	67,569,000	60,639,229
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%)	#	11/28/2028	29,817,000	27,361,412

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(c)	5.108% (SOFR + 2.21%)	#	8/9/2026	$83,107,000	$82,219,487
Macquarie Group Ltd. (Australia)†(c)	6.207%		11/22/2024	55,304,000	55,340,246
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	202,227,000	193,643,732
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	47,563,000	44,496,407
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.953% (1 yr. CMT + 0.55%)	#	7/19/2025	58,686,000	56,108,590
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.962% (1 yr. CMT + 0.45%)	#	10/11/2025	5,000,000	4,718,335
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	4.788% (1 yr. CMT + 1.70%)	#	7/18/2025	99,237,000	98,166,153
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.063% (1 yr. CMT + 1.55%)	#	9/12/2025	58,107,000	57,591,576
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.719% (1 yr. CMT + 1.08%)	#	2/20/2026	51,520,000	51,397,826
Morgan Stanley	0.79% (SOFR + 0.53%)	#	5/30/2025	94,058,000	90,211,320
Morgan Stanley	0.791% (SOFR + 0.51%)	#	1/22/2025	98,685,000	96,549,032
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	46,263,000	45,567,747
Morgan Stanley	5.05% (SOFR + 1.30%)	#	1/28/2027	21,989,000	21,761,734
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	32,276,000	31,648,714
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	40,373,000	40,149,784
Morgan Stanley	6.138% (SOFR + 1.77%)	#	10/16/2026	34,700,000	34,958,926
NatWest Group PLC (United Kingdom)(c)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	136,071,000	134,570,756
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	79,112,000	78,507,222
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	22,160,000	22,040,674
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	7,446,000	7,669,319
NatWest Markets PLC (United Kingdom)†(c)	0.80%		8/12/2024	23,409,000	22,346,530
NatWest Markets PLC (United Kingdom)†(c)	3.479%		3/22/2025	41,245,000	39,830,217

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Nordea Bank Abp (Finland)†(c)	3.60%		6/6/2025	$21,821,000	$21,074,737
Royal Bank of Canada (Canada)(c)	4.24%		8/3/2027	70,098,000	67,531,114
Royal Bank of Canada (Canada)(c)	4.875%		1/12/2026	40,000,000	39,545,608
Royal Bank of Canada (Canada)(c)	5.20%		7/20/2026	66,598,000	66,347,802
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	35,670,000	36,540,252
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	35,038,000	30,748,577
Santander Holdings USA, Inc.	3.244%		10/5/2026	38,058,000	34,879,568
Santander Holdings USA, Inc.	3.50%		6/7/2024	33,117,000	32,417,245
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%)	#	9/9/2026	16,339,000	16,194,700
Santander U.K. Group Holdings PLC (United Kingdom)(c)	1.089% (SOFR + 0.79%)	#	3/15/2025	13,611,000	13,198,035
Santander U.K. Group Holdings PLC (United Kingdom)(c)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	33,194,412
Santander U.K. Group Holdings PLC (United Kingdom)†(c)	4.75%		9/15/2025	42,889,000	41,390,546
Santander U.K. Group Holdings PLC (United Kingdom)(c)	4.796% (3 mo. USD LIBOR + 1.57%)	#	11/15/2024	10,000,000	9,970,920
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%)	#	1/10/2029	58,887,000	59,400,170
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	76,944,000	72,428,580
Standard Chartered PLC (United Kingdom)†(c)	0.991% (1 yr. CMT + 0.78%)	#	1/12/2025	100,594,000	98,528,151
Standard Chartered PLC (United Kingdom)†(c)	1.214% (1 yr. CMT + 0.88%)	#	3/23/2025	10,244,000	9,984,071
Standard Chartered PLC (United Kingdom)†(c)	2.819% (3 mo. USD LIBOR + 1.21%)	#	1/30/2026	8,168,000	7,780,411
Standard Chartered PLC (United Kingdom)†(c)	5.20%		1/26/2024	15,029,000	14,946,773
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	32,803,000	32,890,583
State Street Corp.	5.104% (SOFR + 1.13%)	#	5/18/2026	34,140,000	33,847,395
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	5.80%		7/13/2028	37,634,000	38,103,197

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	5.88%		7/13/2026	$15,871,000	$16,001,441
Svenska Handelsbanken AB (Sweden)†(c)	3.65%		6/10/2025	38,854,000	37,554,080
Toronto-Dominion Bank (Canada)(c)	3.766%		6/6/2025	86,643,000	84,166,119
Toronto-Dominion Bank (Canada)(c)	4.693%		9/15/2027	56,998,000	55,626,344
Toronto-Dominion Bank (Canada)(c)	5.532%		7/17/2026	78,592,000	78,782,068
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	70,757,000	68,395,172
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	23,640,000	22,690,877
Truist Financial Corp.	6.047% (SOFR + 2.05%)	#	6/8/2027	28,006,000	27,998,955
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	53,941,000	51,576,976
U.S. Bancorp	4.653% (SOFR + 1.23%)	#	2/1/2029	47,588,000	45,464,367
U.S. Bancorp	5.775% (SOFR + 2.02%)	#	6/12/2029	48,102,000	48,017,101
UBS AG (United Kingdom)†(c)	0.70%		8/9/2024	30,000,000	28,624,162
UBS AG (Switzerland)(c)	5.125%		5/15/2024	176,654,000	174,593,684
UBS Group AG (Switzerland)†(c)	1.305% (SOFR + 0.98%)	#	2/2/2027	12,058,000	10,750,480
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	32,133,000	28,271,838
UBS Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%)	#	6/5/2026	55,363,000	51,597,868
UBS Group AG (Switzerland)†(c)	2.593% (SOFR + 1.56%)	#	9/11/2025	39,960,000	38,548,164
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	41,527,000	38,204,055
UBS Group AG (Switzerland)†(c)	4.125%		9/24/2025	54,339,000	52,450,281
UBS Group AG (Switzerland)†(c)	4.125%		4/15/2026	48,362,000	46,426,761
UBS Group AG (Switzerland)†(c)	4.282%		1/9/2028	27,372,000	25,624,311
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	29,178,000	28,350,096
UBS Group AG (Switzerland)(c)	4.55%		4/17/2026	8,366,000	8,098,825
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	12,475,000	12,099,663
UBS Group AG (Switzerland)†(c)	4.751% (1 yr. CMT + 1.75%)	#	5/12/2028	10,000,000	9,607,135

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	$72,194,000	$71,927,372
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	30,943,000	31,527,152
UniCredit SpA (Italy)†(c)	7.83%		12/4/2023	38,610,000	38,730,953
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	62,273,000	58,595,287
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	93,715,000	91,550,786
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	77,683,000	75,392,441
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	74,108,000	73,826,514
Total					9,654,267,163

Biotechnology 0.64%
Amgen, Inc.	5.15%		3/2/2028	76,424,000	76,379,756
Amgen, Inc.	5.25%		3/2/2025	32,599,000	32,480,365
Amgen, Inc.	5.507%		3/2/2026	76,424,000	76,438,381
Illumina, Inc.	5.75%		12/13/2027	64,867,000	64,732,904
Illumina, Inc.	5.80%		12/12/2025	36,106,000	36,106,135
Total					286,137,541

Building Materials 0.13%
Vulcan Materials Co.	5.80%		3/1/2026	60,402,000	60,509,168

Chemicals 0.39%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	46,147,000	46,189,092
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	85,736,000	76,803,578
Orbia Advance Corp. SAB de CV (Mexico)†(c)	1.875%		5/11/2026	36,739,000	32,780,373
Sasol Financing USA LLC	5.875%		3/27/2024	18,376,000	18,195,933
Total					173,968,976

Commercial Services 0.27%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	3.375%		7/24/2024	20,115,000	19,326,029
Global Payments, Inc.	2.65%		2/15/2025	15,782,000	15,077,207
Global Payments, Inc.	4.95%		8/15/2027	23,181,000	22,607,639
Triton Container International Ltd.†	1.15%		6/7/2024	32,498,000	31,058,043
Triton Container International Ltd.†	2.05%		4/15/2026	35,366,000	31,493,785
Total					119,562,703

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.20%
Dell International LLC/EMC Corp.	4.90%		10/1/2026	$19,101,000	$18,764,674
Dell International LLC/EMC Corp.	6.02%		6/15/2026	41,971,000	42,423,960
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	28,444,000	28,481,026
Total					89,669,660

Distribution/Wholesale 0.07%
LKQ Corp.†	5.75%		6/15/2028	32,183,000	31,937,496

Diversified Financial Services 4.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	62,466,000	59,394,216
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	2.875%		8/14/2024	30,354,000	29,445,575
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.15%		2/15/2024	19,000,000	18,739,037
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%		1/15/2025	22,804,000	22,036,378
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024	27,911,000	27,777,224
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.50%		7/15/2025	23,021,000	23,150,392
Air Lease Corp.	4.25%		2/1/2024	14,901,000	14,787,003
Air Lease Corp.	5.85%		12/15/2027	29,247,000	29,269,605
Aircastle Ltd.	4.125%		5/1/2024	15,000,000	14,745,127
Aircastle Ltd.	4.40%		9/25/2023	52,900,000	52,816,039
Aircastle Ltd.†	5.25%		8/11/2025	62,465,000	60,979,358
Ally Financial, Inc.	1.45%		10/2/2023	11,837,000	11,777,747
Ally Financial, Inc.	3.875%		5/21/2024	68,920,000	67,600,347
Ally Financial, Inc.	5.125%		9/30/2024	91,001,000	89,643,380
Ally Financial, Inc.	5.75%		11/20/2025	142,452,000	138,304,798
American Express Co.	3.95%		8/1/2025	38,541,000	37,418,015
American Express Co.	4.90%		2/13/2026	15,474,000	15,279,308
American Express Co.	4.99% (SOFR + 1.00%)	#	5/1/2026	95,939,000	94,611,034
American Express Co.	5.282% (SOFR + 1.28%)	#	7/27/2029	85,270,000	84,391,851
Aviation Capital Group LLC†	1.95%		1/30/2026	84,521,000	76,288,807
Aviation Capital Group LLC†	5.50%		12/15/2024	56,550,000	55,724,342
Aviation Capital Group LLC†	6.25%		4/15/2028	30,432,000	30,303,685
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	23,269,000	20,928,440

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	$9,847,000	$8,484,289
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	25,307,000	24,696,060
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	22,708,000	21,431,392
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.375%		5/1/2026	28,081,000	26,493,026
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%		10/1/2023	112,721,000	112,542,196
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%		5/15/2024	48,720,000	48,116,361
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	20,268,000	19,751,027
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	15,827,000	15,714,975
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	48,427,000	46,303,050
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	44,309,000	43,487,610
Capital One Financial Corp.	5.889% (SOFR + 0.69%)	#	12/6/2024	51,930,000	51,380,061
Navient Corp.	5.875%		10/25/2024	80,407,000	79,279,545
Navient Corp.	6.125%		3/25/2024	100,605,000	100,275,227
Navient Corp.	6.75%		6/25/2025	15,905,000	15,810,313
Navient Corp.	7.25%		9/25/2023	30,672,000	30,718,008
OneMain Finance Corp.	6.125%		3/15/2024	11,835,000	11,838,579
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%		2/15/2024	120,847,000	120,068,447
Total					1,851,801,874

Electric 4.24%
AES Corp.†	3.30%		7/15/2025	75,993,000	72,354,042
AES Corp.	5.45%		6/1/2028	54,590,000	53,607,496
Alexander Funding Trust†	1.841%		11/15/2023	88,422,000	87,516,568
Alexander Funding Trust II†	7.467%		7/31/2028	39,587,000	40,129,948
American Electric Power Co., Inc.	2.031%		3/15/2024	36,211,000	35,438,581
American Electric Power Co., Inc.	5.699%		8/15/2025	46,726,000	46,786,982
American Electric Power Co., Inc.	5.75%		11/1/2027	22,943,000	23,369,972
Black Hills Corp.	5.95%		3/15/2028	42,913,000	43,548,510
Calpine Corp.†	5.25%		6/1/2026	6,497,000	6,380,574
CenterPoint Energy, Inc.	5.25%		8/10/2026	48,653,000	48,490,985
Cleco Corporate Holdings LLC	3.743%		5/1/2026	11,432,000	10,743,912
Cleveland Electric Illuminating Co.	5.50%		8/15/2024	9,829,000	9,795,077
Comision Federal de Electricidad (Mexico)(c)	4.75%		2/23/2027	15,983,000	15,501,993
Constellation Energy Generation LLC	5.60%		3/1/2028	40,111,000	40,403,976
DTE Energy Co.	4.22%(d)		11/1/2024	37,572,000	36,871,900
DTE Energy Co.	4.875%		6/1/2028	57,506,000	56,265,534
Duke Energy Corp.	2.65%		9/1/2026	23,285,000	21,552,873

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Duke Energy Corp.	4.30%	3/15/2028	$10,101,000	$9,734,443
Electricite de France SA (France)†(c)	5.70%	5/23/2028	98,145,000	98,314,002
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%	2/11/2025	31,262,000	30,900,580
Evergy Missouri West, Inc.†	5.15%	12/15/2027	23,835,000	23,483,854
Eversource Energy	4.75%	5/15/2026	22,000,000	21,654,732
Fells Point Funding Trust†	3.046%	1/31/2027	91,355,892	83,608,411
FirstEnergy Corp.	2.05%	3/1/2025	71,006,000	66,373,249
FirstEnergy Transmission LLC†	4.35%	1/15/2025	125,751,000	122,507,087
IPALCO Enterprises, Inc.	3.70%	9/1/2024	18,119,000	17,639,338
ITC Holdings Corp.†	4.95%	9/22/2027	30,656,000	30,177,806
Jersey Central Power & Light Co.†	4.70%	4/1/2024	62,463,000	61,880,867
Metropolitan Edison Co.†	5.20%	4/1/2028	15,000,000	14,823,677
National Grid PLC (United Kingdom)(c)	5.602%	6/12/2028	27,330,000	27,400,713
NextEra Energy Capital Holdings, Inc.	5.749%	9/1/2025	44,667,000	44,794,741
NextEra Energy Capital Holdings, Inc.	6.051%	3/1/2025	34,980,000	35,138,618
NRG Energy, Inc.†	3.75%	6/15/2024	90,412,000	88,226,040
Oncor Electric Delivery Co. LLC†	4.30%	5/15/2028	22,712,000	22,033,958
Pacific Gas & Electric Co.	1.70%	11/15/2023	28,336,000	28,077,019
Pacific Gas & Electric Co.	3.15%	1/1/2026	120,471,909	112,335,551
Pacific Gas & Electric Co.	3.75%	2/15/2024	10,706,000	10,585,281
Public Service Enterprise Group, Inc.	5.85%	11/15/2027	38,690,000	39,458,858
Southern Co.	5.113%	8/1/2027	63,530,000	63,185,768
Vistra Operations Co. LLC†	3.55%	7/15/2024	154,448,000	150,328,285
Vistra Operations Co. LLC†	4.875%	5/13/2024	59,198,000	58,341,956
Total				1,909,763,757

Electronics 0.05%
Arrow Electronics, Inc.	6.125%	3/1/2026	24,194,000	24,198,620

Energy-Alternate Sources 0.06%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	30,407,120	27,540,641

Engineering & Construction 0.05%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	20,908,000	21,275,007

Entertainment 0.11%
Warnermedia Holdings, Inc.	3.638%	3/15/2025	10,000,000	9,681,346
Warnermedia Holdings, Inc.	6.412%	3/15/2026	37,918,000	37,979,581
Total				47,660,927

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.30%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	$54,095,000	$54,013,661
Conagra Brands, Inc.	5.30%	10/1/2026	39,596,000	39,455,908
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	43,000,000	42,448,628
Total				135,918,197

Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(c)	5.75%	7/14/2026	18,736,000	18,719,812

Gas 0.78%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	52,510,117
CenterPoint Energy Resources Corp.	5.25%	3/1/2028	24,908,000	24,865,210
National Fuel Gas Co.	5.20%	7/15/2025	9,650,000	9,494,288
National Fuel Gas Co.	5.50%	1/15/2026	106,751,000	105,834,343
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,129,839
NiSource, Inc.	5.25%	3/30/2028	14,219,000	14,167,932
ONE Gas, Inc.	1.10%	3/11/2024	22,262,000	21,702,951
Southwest Gas Corp.	5.45%	3/23/2028	48,059,000	47,955,454
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	41,718,546
Total				349,378,680

Hand/Machine Tools 0.37%
Regal Rexnord Corp.†	6.05%	2/15/2026	35,742,000	35,576,608
Regal Rexnord Corp.†	6.05%	4/15/2028	102,967,000	101,955,961
Stanley Black & Decker, Inc.	6.00%	3/6/2028	23,814,000	24,336,470
Stanley Black & Decker, Inc.	6.272%	3/6/2026	6,200,000	6,236,569
Total				168,105,608

Health Care-Products 0.10%
GE HealthCare Technologies, Inc.	5.55%	11/15/2024	7,900,000	7,882,256
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	38,851,000	38,867,911
Total				46,750,167

Health Care-Services 0.97%
Centene Corp.	2.45%	7/15/2028	55,420,000	47,509,519
Centene Corp.	4.25%	12/15/2027	116,306,000	108,907,568
Elevance Health, Inc.	4.90%	2/8/2026	24,324,000	24,023,772
HCA, Inc.	5.25%	4/15/2025	191,891,000	190,193,809
HCA, Inc.	5.25%	6/15/2026	26,757,000	26,436,740
HCA, Inc.	5.375%	2/1/2025	8,520,000	8,469,548
Humana, Inc.	5.70%	3/13/2026	32,237,000	32,243,948
Total				437,784,904

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Builders 0.09%
Lennar Corp.	4.875%	12/15/2023	$15,364,000	$15,351,446
Toll Brothers Finance Corp.	4.875%	11/15/2025	24,292,000	23,761,501
Total				39,112,947

Insurance 1.95%
Aon Corp.	8.205%	1/1/2027	62,792,000	66,048,958
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	89,015,053
CNO Global Funding †	1.75%	10/7/2026	29,008,000	25,779,031
Corebridge Financial, Inc.	3.50%	4/4/2025	25,000,000	24,042,410
Corebridge Global Funding†	5.75%	7/2/2026	19,800,000	19,720,491
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	56,867,771
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	29,967,000	30,513,254
F&G Global Funding†	0.90%	9/20/2024	31,336,000	29,474,677
F&G Global Funding†	1.75%	6/30/2026	29,365,000	26,139,647
F&G Global Funding†	2.30%	4/11/2027	58,675,000	51,944,013
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	58,740,000	57,469,605
GA Global Funding Trust†	0.80%	9/13/2024	50,588,000	47,586,268
GA Global Funding Trust†	3.85%	4/11/2025	58,346,000	56,202,388
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	24,795,686
Jackson National Life Global Funding†	1.75%	1/12/2025	30,601,000	28,718,152
Jackson National Life Global Funding†	5.50%	1/9/2026	32,581,000	32,001,350
Kemper Corp.	4.35%	2/15/2025	25,199,000	24,494,894
Metropolitan Life Global Funding I†	4.05%	8/25/2025	29,100,000	28,220,572
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	19,182,000	19,159,506
New York Life Global Funding†	4.70%	4/2/2026	34,449,000	33,978,601
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	21,158,059
Pricoa Global Funding I†	4.20%	8/28/2025	13,633,000	13,298,539
Protective Life Global Funding†	5.209%	4/14/2026	53,797,000	53,078,513
Protective Life Global Funding†	5.366%	1/6/2026	19,109,000	19,038,966
Total				878,746,404

Internet 0.60%
Netflix, Inc.†	3.625%	6/15/2025	53,808,000	52,037,087
Netflix, Inc.	4.375%	11/15/2026	101,104,000	98,337,340
Netflix, Inc.	5.875%	2/15/2025	65,294,000	65,665,849
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	60,280,000	54,171,094
Total				270,211,370

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.03%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(c)	8.75%	7/15/2026	$14,026,000	$13,689,947

Lodging 0.37%
Hyatt Hotels Corp.	1.30%	10/1/2023	96,286,000	95,889,661
Hyatt Hotels Corp.	1.80%	10/1/2024	39,327,000	37,662,344
Hyatt Hotels Corp.	5.75%	1/30/2027	31,329,000	31,372,907
Total				164,924,912

Machinery-Diversified 0.12%
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	52,901,000	52,344,026

Media 0.08%
AMC Networks, Inc.	4.75%	8/1/2025	3,004,000	2,818,886
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024	10,000,000	9,929,186
FactSet Research Systems, Inc.	2.90%	3/1/2027	26,584,000	24,531,928
Total				37,280,000

Mining 1.23%
Anglo American Capital PLC (United Kingdom)†(c)	3.625%	9/11/2024	113,828,000	111,223,742
Anglo American Capital PLC (United Kingdom)†(c)	4.875%	5/14/2025	50,235,000	49,449,218
First Quantum Minerals Ltd. (Canada)†(c)	7.50%	4/1/2025	56,107,000	56,094,578
Freeport Indonesia PT (Indonesia)†(c)	4.763%	4/14/2027	31,203,000	30,123,228
Freeport-McMoRan, Inc.	4.55%	11/14/2024	46,515,000	45,779,133
Glencore Funding LLC†	1.625%	4/27/2026	42,776,000	38,791,037
Glencore Funding LLC†	4.00%	3/27/2027	50,850,000	48,359,024
Glencore Funding LLC†	4.125%	3/12/2024	83,462,000	82,711,282
Glencore Funding LLC†	4.625%	4/29/2024	93,206,000	92,416,532
Total				554,947,774

Miscellaneous Manufacturing 0.03%
Parker-Hannifin Corp.	3.65%	6/15/2024	15,514,000	15,251,015

Oil & Gas 3.38%
Aker BP ASA (Norway)†(c)	2.00%	7/15/2026	64,912,000	58,305,917
Continental Resources, Inc.†	2.268%	11/15/2026	82,515,000	73,701,289
Continental Resources, Inc.	3.80%	6/1/2024	153,490,000	150,827,533
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	76,265,001
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	74,184,000	73,079,400
Devon Energy Corp.	5.25%	9/15/2024	74,848,000	74,405,619

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Devon Energy Corp.	5.25%		10/15/2027	$78,874,000	$78,280,772
Devon Energy Corp.	5.875%		6/15/2028	27,374,000	27,422,590
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%		1/30/2028	8,500,000	8,322,945
Eni SpA (Italy)†(c)	4.00%		9/12/2023	29,551,000	29,539,299
EQT Corp.†	3.125%		5/15/2026	53,518,000	49,809,908
EQT Corp.	3.90%		10/1/2027	48,500,000	45,332,598
EQT Corp.	6.125%		2/1/2025	62,258,000	62,177,754
Matador Resources Co.	5.875%		9/15/2026	103,210,000	100,757,524
Occidental Petroleum Corp.	6.375%		9/1/2028	34,854,000	35,478,584
OGX Austria GmbH (Brazil)†(c)(e)	8.50%		6/1/2018	31,150,000	623
Ovintiv, Inc.	5.375%		1/1/2026	70,306,000	69,816,597
Ovintiv, Inc.	5.65%		5/15/2025	29,979,000	29,912,306
Ovintiv, Inc.	5.65%		5/15/2028	43,372,000	43,066,842
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	26,480,000	24,874,210
PBF Holding Co. LLC/PBF Finance Corp.	7.25%		6/15/2025	29,176,000	29,204,256
PDC Energy, Inc.	5.75%		5/15/2026	46,491,000	46,403,829
Permian Resources Operating LLC†	7.75%		2/15/2026	24,140,000	24,406,602
Petroleos Mexicanos (Mexico)(c)	4.625%		9/21/2023	3,295,000	3,285,762
Petroleos Mexicanos (Mexico)(c)	6.49%		1/23/2027	50,938,000	44,657,885
Petroleos Mexicanos (Mexico)(c)	6.875%		8/4/2026	56,718,000	51,835,902
Pioneer Natural Resources Co.	5.10%		3/29/2026	15,000,000	14,888,079
Suncor Energy, Inc. (Canada)(c)	7.875%		6/15/2026	22,444,000	23,705,864
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%		8/15/2025	60,401,000	54,831,182
Viper Energy Partners LP†	5.375%		11/1/2027	48,216,000	46,503,850
Vital Energy, Inc.	9.50%		1/15/2025	71,508,000	71,939,193
Total					1,523,039,715

Oil & Gas Services 0.06%
Oceaneering International, Inc.	4.65%		11/15/2024	28,663,000	28,089,740

Pharmaceuticals 1.03%
Bayer U.S. Finance II LLC†	3.875%		12/15/2023	138,894,000	138,124,975
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	101,873,000	98,698,985
Bayer U.S. Finance II LLC†	6.562% (3 mo. USD LIBOR + 1.01%)	#	12/15/2023	125,880,000	125,962,801
Cigna Group	5.685%		3/15/2026	29,031,000	29,068,759
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.45%		5/19/2026	20,587,000	20,260,597
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.65%		5/19/2025	53,982,000	53,435,525
Total					465,551,642

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.32%
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	$176,876,000	$176,376,801
DCP Midstream Operating LP	5.375%	7/15/2025	23,345,000	23,134,307
Energy Transfer LP	5.875%	1/15/2024	87,329,000	87,272,811
MPLX LP	4.00%	2/15/2025	9,491,000	9,249,065
ONEOK, Inc.	5.55%	11/1/2026	24,457,000	24,472,165
ONEOK, Inc.	5.65%	11/1/2028	24,457,000	24,505,512
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	40,469,000	39,416,527
Plains All American Pipeline LP/PAA Finance Corp.	4.65%	10/15/2025	50,709,000	49,483,895
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	27,163,000	27,130,933
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	85,876,000	86,395,550
Williams Cos., Inc.	5.30%	8/15/2028	33,178,000	33,028,254
Williams Cos., Inc.	5.40%	3/2/2026	16,126,000	16,105,453
Total				596,571,273

REITS 1.51%
American Tower Corp.	1.50%	1/31/2028	58,078,000	48,839,229
American Tower Corp.	1.60%	4/15/2026	9,453,000	8,542,628
American Tower Corp.	3.60%	1/15/2028	12,874,000	11,893,934
American Tower Corp.	3.65%	3/15/2027	58,606,000	55,059,546
American Tower Corp.	5.25%	7/15/2028	32,495,000	32,026,792
American Tower Corp.	5.50%	3/15/2028	51,310,000	51,082,341
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	30,113,006
EPR Properties	4.50%	6/1/2027	33,896,000	30,557,340
EPR Properties	4.75%	12/15/2026	27,038,000	24,858,286
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	25,105,000	24,676,641
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	11,000,000	10,780,669
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	37,910,000	34,081,931
Kilroy Realty LP	4.375%	10/1/2025	7,275,000	6,921,232
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	77,732,000	74,533,095
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	40,353,000	37,081,308
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	12,193,000	11,551,953
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	11,459,000	11,101,145
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	54,255,000	53,882,273
Vornado Realty LP	2.15%	6/1/2026	17,704,000	15,316,470
Vornado Realty LP	3.50%	1/15/2025	23,249,000	22,073,742
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%	9/17/2024	87,757,000	83,695,501
Total				678,669,062

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.06%
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025	$25,000,000	$24,785,072

Savings & Loans 0.09%
Nationwide Building Society (United Kingdom)†(c)	6.625% (SOFR + 1.29%)	#	2/16/2028	40,000,000	39,126,537

Semiconductors 0.70%
Microchip Technology, Inc.	0.972%		2/15/2024	95,426,000	93,246,693
Microchip Technology, Inc.	2.67%		9/1/2023	126,267,000	126,267,000
Microchip Technology, Inc.	4.25%		9/1/2025	53,904,000	52,479,142
Qorvo, Inc.†	1.75%		12/15/2024	30,312,000	28,476,245
SK Hynix, Inc. (South Korea)†(c)	1.50%		1/19/2026	16,777,000	15,102,588
Total					315,571,668

Shipbuilding 0.06%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	28,692,000	27,782,799

Software 0.25%
Concentrix Corp.	6.65%		8/2/2026	32,089,000	32,109,334
Fidelity National Information Services, Inc.	4.50%		7/15/2025	15,151,000	14,859,917
Oracle Corp.	2.30%		3/25/2028	25,710,000	22,639,337
Take-Two Interactive Software, Inc.	3.55%		4/14/2025	7,107,000	6,875,401
Take-Two Interactive Software, Inc.	5.00%		3/28/2026	34,961,000	34,594,394
Total					111,078,383

Telecommunications 0.56%
Altice France SA (France)†(c)	8.125%		2/1/2027	79,163,000	66,975,073
AT&T, Inc.	1.70%		3/25/2026	15,152,000	13,815,724
AT&T, Inc.	2.30%		6/1/2027	24,230,000	21,704,800
AT&T, Inc.	5.539%		2/20/2026	5,000,000	4,994,201
Sprint LLC	7.125%		6/15/2024	25,543,000	25,768,596
Sprint LLC	7.875%		9/15/2023	15,050,000	15,071,145
T-Mobile USA, Inc.	2.25%		2/15/2026	58,311,000	53,971,886
T-Mobile USA, Inc.	2.625%		4/15/2026	22,727,000	21,108,433
T-Mobile USA, Inc.	3.75%		4/15/2027	30,084,000	28,526,450
Total					251,936,308

Toys/Games/Hobbies 0.05%
Hasbro, Inc.	3.00%		11/19/2024	21,329,000	20,616,001

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.18%
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	$11,807,000	$11,669,810
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028	53,873,000	53,975,096
SMBC Aviation Capital Finance DAC (Ireland)†(c)	5.45%		5/3/2028	15,179,000	14,975,935
Total					80,620,841
Total Corporate Bonds (cost $ 24,421,815,361)					23,671,913,351

FLOATING RATE LOANS(f) 4.36%

Chemicals 0.45%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.971% (3 mo. USD Term SOFR + 1.50%)		2/1/2024	75,536,659	75,253,397
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	7.346% (3 mo. USD Term SOFR + 1.88%)		1/17/2025	101,864,407	101,482,415
Starfruit Finco BV 2018 USD Term Loan B (Netherlands)(c)	8.318% (3 mo. USD Term SOFR + 3.00%)		10/1/2025	26,802,117	26,835,619
Total					203,571,431

Entertainment 0.27%
Live Nation Entertainment, Inc. Term Loan A	7.681% (1 mo. USD Term SOFR + 2.25%)		10/17/2024	46,797,823	46,563,834
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(c)	7.754% (3 mo. USD Term SOFR + 2.25%)		7/21/2026	76,517,285	76,599,924
Total					123,163,758

Financial 0.10%
LPL Holdings, Inc. 2019 Term Loan B1	7.168% (1 mo. USD Term SOFR + 1.75%)		11/12/2026	15,294,220	15,330,544
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(c)	–	(g)	11/5/2028	30,000,000	30,037,500
Total					45,368,044

Food 0.15%
U.S. Foods, Inc. 2019 Term Loan B	7.446% (1 mo. USD Term SOFR + 2.00%)		9/13/2026	69,327,808	69,457,797

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.08%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.545% (1 mo. USD Term SOFR + 1.13%)		9/30/2024	$13,725,225	$13,733,803
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	6.67% (1 mo. USD Term SOFR + 1.25%)		9/30/2026	23,181,250	22,905,973	(h)
Total					36,639,776

Health Care Services 0.14%
HCA, Inc. 2021 Term Loan A	6.806% (1 mo. USD Term SOFR + 1.37%)		6/30/2026	61,427,317	61,235,357

Health Services 0.10%
IQVIA, Inc. 2022 Term Loan A2	6.681% (1 mo. USD Term SOFR + 1.25%)		6/16/2027	48,071,429	46,989,821

Information Technology 0.03%
MH Sub I LLC 2020 Incremental Term Loan	9.196% (1 mo. USD Term SOFR + 3.75%)		9/13/2024	12,568,349	12,589,276

Internet 0.61%
Comcast Hulu Holdings LLC Term Loan A	6.306% (1 mo. USD Term SOFR + 0.87%)		3/15/2024	259,815,091	259,165,553
Imperva, Inc. 1st Lien Term Loan	–	(g)	1/12/2026	8,378,805	8,411,106
MH Sub I LLC 2017 1st Lien Term Loan	–	(g)	9/13/2024	4,582,394	4,590,711
Total					272,167,370

Leisure Time 0.05%
Carnival Corp. 2023 Term Loan B	8.317% (3 mo. USD Term SOFR + 3.00%)		8/8/2027	21,816,850	21,825,031

Lodging 0.31%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.165% (1 mo. USD Term SOFR + 1.75%)		6/22/2026	94,414,424	94,468,713
Resorts World Las Vegas LLC Term Loan A	6.831% (1 mo. USD Term SOFR + 1.50%)		4/16/2024	25,375,000	25,311,562
Wynn Resorts Ltd. 2019 Term Loan A	7.181% (1 mo. USD Term SOFR + 1.75%)		9/20/2024	17,855,676	17,677,119
Total					137,457,394

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.57%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/30/2025	$256,847,071	$257,227,204

Pharmaceuticals 0.31%
Horizon Therapeutics USA, Inc. 2021 Term Loan B2	7.18% (1 mo. USD Term SOFR + 1.75%)	3/15/2028	132,145,612	132,177,988
Horizon Therapeutics USA, Inc. Term Loan B1	7.43% (1 mo. USD Term SOFR + 2.00%)	5/22/2026	9,178,740	9,186,955
Total				141,364,943

Pipelines 0.11%
Buckeye Partners LP 2021 Term Loan B	7.669% (1 mo. USD Term SOFR + 2.25%)	11/1/2026	49,164,136	49,115,218

Real Estate Investment Trusts 0.56%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.431% (1 mo. USD Term SOFR + 1.00%)	1/31/2025	251,281,186	250,652,983

Regional 0.12%
Seminole Tribe of Florida 2022 Term Loan A	6.431% - 6.52% (1 mo. USD Term SOFR + 1.00%) (3 mo. USD Term SOFR + 1.00%)	5/13/2027	54,725,000	53,664,703	(h)

Retail 0.00%
KFC Holding Co. 2021 Term Loan B	7.176% (1 mo. USD Term SOFR + 1.75%)	3/15/2028	2,025,000	2,027,319

Semiconductors 0.07%
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.79% (1 mo. USD Term SOFR + 1.37%)	12/7/2025	29,267,144	29,285,436

Software 0.33%
Ceridian HCM Holding, Inc. 2018 Term Loan B	7.946% (1 mo. USD Term SOFR + 2.50%)	4/30/2025	21,021,626	21,047,903
Open Text Corp. Term Loan B (Canada)(c)	7.181% (1 mo. USD Term SOFR + 1.75%)	5/30/2025	28,997,243	29,065,677

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	9.446% (1 mo. USD Term SOFR + 4.00%)		4/26/2024	$98,107,053	$98,127,165
Total					148,240,745
Total Floating Rate Loans (cost $1,964,940,587)					1,962,043,606

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1	0.278%	#(i)	11/25/2026	505,354,234	2,502,817
Government National Mortgage Association Series 2013-193 Class IO	0.174%	#(i)	1/16/2055	791,881	29,670
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(i)	1/16/2048	7,847,050	6,925,826
Government National Mortgage Association Series 2014-15 Class IO	0.596%	#(i)	8/16/2054	15,808	12,839	(b)
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	2,142,495	2,043,385
Government National Mortgage Association Series 2014-78 Class IO	0.007%	#(i)	3/16/2056	8,991,388	17,532
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,661,031	1,614,617
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $15,091,239)					13,146,686

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.23%
Federal Home Loan Mortgage Corp.	3.89% (1 yr. USD LIBOR + 1.64%)	#	11/1/2043	392,973	387,761
Federal Home Loan Mortgage Corp.	4.10% (1 yr. USD LIBOR + 1.66%)	#	2/1/2038	1,952,781	1,964,071
Federal Home Loan Mortgage Corp.	4.142% (1 yr. USD LIBOR + 1.89%)	#	12/1/2040	293,903	290,644
Federal Home Loan Mortgage Corp.	4.201% (1 yr. USD LIBOR + 1.95%)	#	2/1/2037	2,250,220	2,291,214
Federal Home Loan Mortgage Corp.	4.251% (1 yr. USD LIBOR + 1.78%)	#	5/1/2036	1,512,363	1,527,851
Federal Home Loan Mortgage Corp.	4.324% (1 yr. USD LIBOR + 1.73%)	#	4/1/2037	2,506,378	2,534,945
Federal Home Loan Mortgage Corp.	4.385% (1 yr. USD LIBOR + 1.79%)	#	10/1/2038	1,702,777	1,727,261
Federal Home Loan Mortgage Corp.	4.405% (1 yr. USD LIBOR + 1.88%)	#	12/1/2040	2,274,160	2,306,740

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	4.46% (1 yr. USD LIBOR + 1.79%)	#	12/1/2036	$3,663,123	$3,725,543
Federal Home Loan Mortgage Corp.	4.524% (1 yr. USD LIBOR + 1.88%)	#	9/1/2035	1,179,388	1,198,392
Federal Home Loan Mortgage Corp.	4.573% (1 yr. USD LIBOR + 1.80%)	#	6/1/2041	1,479,577	1,507,367
Federal Home Loan Mortgage Corp.	4.813% (1 yr. USD LIBOR + 1.84%)	#	6/1/2042	3,450,519	3,482,816
Federal Home Loan Mortgage Corp.	4.858% (1 yr. USD LIBOR + 1.76%)	#	5/1/2037	1,518,975	1,537,272
Federal Home Loan Mortgage Corp.	4.898% (1 yr. USD LIBOR + 1.92%)	#	9/1/2036	4,348,919	4,426,994
Federal Home Loan Mortgage Corp.	5.031% (1 yr. CMT + 2.50%)	#	12/1/2035	1,938,891	1,978,344
Federal National Mortgage Association	3.735% (1 yr. USD LIBOR + 1.45%)	#	12/1/2035	3,779,029	3,810,736
Federal National Mortgage Association	3.856% (1 yr. USD LIBOR + 1.50%)	#	2/1/2036	1,910,697	1,931,011
Federal National Mortgage Association	4.055% (1 yr. USD LIBOR + 1.79%)	#	1/1/2041	1,362,091	1,381,625
Federal National Mortgage Association	4.146% (1 yr. USD LIBOR + 1.81%)	#	12/1/2040	1,032,530	1,050,469
Federal National Mortgage Association	4.153% (1 yr. USD LIBOR + 1.81%)	#	4/1/2040	784,206	797,243
Federal National Mortgage Association	4.163% (1 yr. USD LIBOR + 1.52%)	#	3/1/2039	1,849,766	1,866,677
Federal National Mortgage Association	4.322% (1 yr. USD LIBOR + 1.82%)	#	12/1/2040	2,245,122	2,288,931
Federal National Mortgage Association	4.345% (1 yr. CMT + 2.24%)	#	3/1/2038	255,258	253,095
Federal National Mortgage Association	4.382% (1 yr. USD LIBOR + 1.59%)	#	3/1/2038	1,832,131	1,856,762
Federal National Mortgage Association	4.395% (1 yr. USD LIBOR + 1.84%)	#	7/1/2040	562,967	559,696
Federal National Mortgage Association	4.42% (1 yr. USD LIBOR + 1.55%)	#	6/1/2038	648,297	640,010
Federal National Mortgage Association	4.462% (1 yr. USD LIBOR + 1.78%)	#	1/1/2041	3,457,232	3,513,985
Federal National Mortgage Association	4.473% (1 yr. USD LIBOR + 1.65%)	#	12/1/2036	1,647,561	1,666,806
Federal National Mortgage Association	4.54% (1 yr. USD LIBOR + 1.63%)	#	1/1/2038	910,669	922,516

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	4.556% (1 yr. USD LIBOR + 1.80%)	#	10/1/2040	$507,930	$517,699
Federal National Mortgage Association	4.576% (1 yr. USD LIBOR + 1.78%)	#	10/1/2036	1,594,315	1,622,102
Federal National Mortgage Association	4.592% (1 yr. USD LIBOR + 1.62%)	#	4/1/2038	2,083,275	2,112,638
Federal National Mortgage Association	4.604% (1 yr. USD LIBOR + 1.80%)	#	11/1/2040	5,117,940	5,223,811
Federal National Mortgage Association	4.606% (1 yr. USD LIBOR + 1.62%)	#	8/1/2037	2,713,980	2,744,313
Federal National Mortgage Association	4.653% (1 yr. USD LIBOR + 1.75%)	#	11/1/2038	2,510,890	2,552,332
Federal National Mortgage Association	4.654% (1 yr. USD LIBOR + 1.81%)	#	1/1/2042	3,983,091	4,071,733
Federal National Mortgage Association	4.675% (1 yr. USD LIBOR + 1.89%)	#	12/1/2038	1,293,739	1,321,029
Federal National Mortgage Association	4.716% (1 yr. CMT + 2.20%)	#	1/1/2038	890,514	903,529
Federal National Mortgage Association	4.738% (1 yr. USD LIBOR + 1.64%)	#	9/1/2036	1,251,446	1,265,707
Federal National Mortgage Association	4.76% (1 yr. USD LIBOR + 1.79%)	#	3/1/2042	1,839,467	1,871,957
Federal National Mortgage Association	4.822% (1 yr. USD LIBOR + 1.64%)	#	9/1/2038	1,814,978	1,838,615
Federal National Mortgage Association	4.832% (1 yr. USD LIBOR + 1.52%)	#	10/1/2035	3,001,022	3,039,978
Federal National Mortgage Association	4.84% (1 yr. USD LIBOR + 1.74%)	#	5/1/2042	3,726,405	3,768,181
Federal National Mortgage Association	4.854% (1 yr. USD LIBOR + 1.60%)	#	11/1/2036	461,829	458,330
Federal National Mortgage Association	4.861% (1 yr. USD LIBOR + 1.74%)	#	10/1/2036	1,774,908	1,808,597
Federal National Mortgage Association	4.987% (1 yr. USD LIBOR + 1.66%)	#	8/1/2038	805,447	800,442
Federal National Mortgage Association	5.241% (1 yr. USD LIBOR + 1.82%)	#	8/1/2041	1,393,566	1,419,145
Federal National Mortgage Association	5.247% (1 yr. USD LIBOR + 1.58%)	#	8/1/2034	3,747,031	3,788,841
Federal National Mortgage Association	5.518% (1 yr. USD LIBOR + 1.60%)	#	10/1/2045	1,759,422	1,807,723
Federal National Mortgage Association	5.842% (1 yr. USD LIBOR + 1.72%)	#	6/1/2042	1,004,628	1,020,873

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.423% (1 yr. USD LIBOR + 1.60%)	#	12/1/2045	$2,398,382	$2,446,392
Federal National Mortgage Association	6.633% (1 yr. USD LIBOR + 1.60%)	#	12/1/2045	2,044,833	2,084,938
Total Government Sponsored Enterprises Pass-Throughs (cost $104,304,649)					101,915,682

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.99%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†	0.38%	#(i)	8/10/2035	214,200,000	891,372
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(i)	12/25/2059	5,125,867	4,803,380
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(i)	5/25/2065	10,121,508	9,041,304
Angel Oak Mortgage Trust Series 2021-4 Class A1†	1.035%	#(i)	1/20/2065	23,236,241	18,743,442
Angel Oak Mortgage Trust Series 2021-6 Class A1†	1.458%	#(i)	9/25/2066	47,685,561	37,864,944
Angel Oak Mortgage Trust Series 2021-7 Class A1†	1.978%	#(i)	10/25/2066	12,104,513	10,044,949
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A†	6.538% (1 mo. USD Term SOFR + 1.23%)	#	12/15/2036	19,170,000	18,609,118
Atrium Hotel Portfolio Trust Series 2017-ATRM Class B†	7.108% (1 mo. USD Term SOFR + 1.80%)	#	12/15/2036	30,936,000	29,348,077
Atrium Hotel Portfolio Trust Series 2018-ATRM Class B†	7.038% (1 mo. USD Term SOFR + 1.73%)	#	6/15/2035	28,262,000	27,377,038
Banc of America Commercial Mortgage Trust Series 2016-UB10 Class XA	1.888%	#(i)	7/15/2049	46,494,581	1,539,101
BBCMS Mortgage Trust Series 2018-TALL Class A†	6.23% (1 mo. USD Term SOFR + 0.92%)	#	3/15/2037	43,808,000	40,316,218
BBCMS Mortgage Trust Series 2018-TALL Class E†	7.945% (1 mo. USD Term SOFR + 2.63%)	#	3/15/2037	36,419,000	20,343,136
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.381% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	62,710,000	50,710,824
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.735% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	26,023,000	18,964,743

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.035% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034	$10,000,000	$6,294,931
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	13,250,000	12,215,493
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	11,439,601	10,624,071
BB-UBS Trust Series 2012-SHOW Class A†	3.43%		11/5/2036	37,456,000	34,191,710
BB-UBS Trust Series 2012-TFT Class A†	2.892%		6/5/2030	25,356,674	22,431,482
BB-UBS Trust Series 2012-TFT Class B†	3.678%	#(i)	6/5/2030	7,850,000	6,372,876
BB-UBS Trust Series 2012-TFT Class C†	3.678%	#(i)	6/5/2030	14,354,000	10,695,918
BDS Ltd. Series 2021-FL8 Class A†	6.346% (1 mo. USD Term SOFR + 1.03%)	#	1/18/2036	4,047,478	4,002,361
Benchmark Mortgage Trust Series 2018-B3 Class A3	3.746%		4/10/2051	5,000,000	4,804,166
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	28,550,000	25,219,782
BHP Trust Series 2019-BXHP Class A†	6.333% (1 mo. USD Term SOFR + 1.02%)	#	8/15/2036	33,313,635	33,085,344
BWAY Mortgage Trust Series 2013-1515 Class A1†	2.809%		3/10/2033	2,686,032	2,579,292
BWAY Mortgage Trust Series 2013-1515 Class XB†	0.534%	#(i)	3/10/2033	103,040,000	468,791
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.425% (1 mo. USD Term SOFR + 1.11%)	#	4/15/2034	3,690,000	3,676,483
BX Commercial Mortgage Trust Series 2019-XL Class A†	6.345% (1 mo. USD Term SOFR + 1.03%)	#	10/15/2036	13,630,421	13,600,528
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.275% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	41,020,000	40,307,614
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.113% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	34,866,266	34,063,637
BX Commercial Mortgage Trust Series 2023-VLT2 Class A†	7.592% (1 mo. USD Term SOFR + 2.28%)	#	6/15/2040	24,000,000	24,047,779
BX Trust Series 2019-OC11 Class XA†	0.874%	#(i)	12/9/2041	561,200,000	21,169,137
BX Trust Series 2019-RP Class B†	6.853% (1 mo. USD Term SOFR + 1.54%)	#	6/15/2034	3,480,317	3,425,097
BX Trust Series 2021-ARIA Class E†	7.669% (1 mo. USD Term SOFR + 2.36%)	#	10/15/2036	117,145,000	110,457,543

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2021-ARIA Class F†	8.018% (1 mo. USD Term SOFR + 2.71%)	#	10/15/2036	$29,150,000	$27,205,185
BX Trust Series 2021-RISE Class A†	6.172% (1 mo. USD Term SOFR + 0.86%)	#	11/15/2036	49,943,718	49,012,132
BX Trust Series 2022-LBA6 Class A†	6.311% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	46,690,000	45,752,927
BX Trust Series 2022-PSB Class A†	7.762% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	47,906,783	47,967,806
BXHPP Trust Series 2021-FILM Class A†	6.075% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	150,550,000	141,961,710
BXHPP Trust Series 2021-FILM Class B†	6.325% (1 mo. USD Term SOFR + 1.01%)	#	8/15/2036	38,250,000	35,320,911
BXMT Ltd. Series 2021-FL4 Class A†	6.478% (1 mo. USD Term SOFR + 1.16%)	#	5/15/2038	57,000,000	54,219,825
BXP Trust Series 2017-CQHP Class A†	6.208% (1 mo. USD Term SOFR + 0.90%)	#	11/15/2034	41,359,000	39,509,078
Cantor Commercial Real Estate Lending Series 2019-CF1 Class 65A†	4.411%	#(i)	5/15/2052	5,498,000	5,017,256	(b)
CF Trust Series 2019-BOSS Class A1†	8.608% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	63,488,000	60,506,927
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA	1.765%	#(i)	5/10/2058	58,304,655	1,799,573
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA	1.218%	#(i)	11/10/2049	143,471,803	3,682,864
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA	0.786%	#(i)	12/10/2054	133,123,402	2,305,538
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†	0.029%	#(i)	9/10/2045	130,156,625	1,302
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class A3	3.753%		3/11/2047	3,860,919	3,845,774
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class XA	1.282%	#(i)	5/10/2047	151,228,303	523,734
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB	0.30%	#(i)	7/10/2047	120,131,000	220,909
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	1,970,204	1,937,379
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class XA	1.451%	#(i)	2/10/2048	93,924,616	1,146,669
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA	0.449%	#(i)	6/10/2048	221,147,129	1,074,687
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA	0.859%	#(i)	11/10/2048	147,964,697	1,761,608

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	$16,900,000	$15,904,908
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA	1.367%	#(i)	2/10/2049	90,120,810	2,053,808
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	44,660,000	41,736,556
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA	1.815%	#(i)	4/10/2049	50,648,867	1,591,990
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	2,892,787	2,885,929
COLT Mortgage Loan Trust Series 2021-2 Class A1†	0.924%	#(i)	8/25/2066	10,767,916	8,297,181
Commercial Mortgage Pass-Through Certificates Series 2010-C1 Class D†	5.985%	#(i)	7/10/2046	10,300,115	9,621,986
Commercial Mortgage Pass-Through Certificates Series 2012-CR3 Class AM†	3.416%		10/15/2045	344,712	320,367
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA	1.289%	#(i)	10/15/2045	40,900,034	409
Commercial Mortgage Pass-Through Certificates Series 2014-CR17 Class A5	3.977%		5/10/2047	7,751,000	7,610,088
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A4	3.532%		8/10/2047	11,256,012	11,012,425
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A5	3.796%		8/10/2047	10,150,000	9,956,255
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	1.081%	#(i)	8/10/2047	66,693,306	326,504
Commercial Mortgage Pass-Through Certificates Series 2014-CR21 Class XA	0.984%	#(i)	12/10/2047	91,443,874	709,294
Commercial Mortgage Pass-Through Certificates Series 2014-LC17 Class XA	0.808%	#(i)	10/10/2047	80,732,958	366,221
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A3	3.546%		6/10/2047	5,773,954	5,686,045
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	10,000,000	9,790,480
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class A4	3.838%		9/10/2047	25,610,000	24,794,867
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XA	0.984%	#(i)	9/10/2047	178,456,106	1,000,746
Commercial Mortgage Pass-Through Certificates Series 2014-UBS6 Class A5	3.644%		12/10/2047	16,942,045	16,295,304
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048	30,434,000	29,132,021

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	$15,978,000	$15,316,145
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class A5	3.902%		7/10/2050	45,504,000	43,769,192
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†	0.516%	#(i)	7/10/2050	116,994,023	588,000
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA	1.498%	#(i)	8/10/2049	97,904,561	2,758,441
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(d)	4/25/2065	2,019,774	1,997,438
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†	0.686%	#(i)	9/15/2037	113,021,624	872,131
Credit Suisse Mortgage Capital Certificates Trust Series 2017-PFHP Class A†	6.308% (1 mo. USD Term SOFR + 1.00%)	#	12/15/2030	18,561,000	17,679,529
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(d)	5/25/2065	13,269,062	11,965,232
Credit Suisse Mortgage Capital Certificates Trust Series 2021-4SZN Class A†	9.278% (1 mo. USD Term SOFR + 3.97%)	#	11/15/2023	85,000,000	82,278,580
Credit Suisse Mortgage Capital Certificates Trust Series 2021-ADV Class A†	6.826% (1 mo. USD Term SOFR + 1.51%)	#	7/15/2038	40,940,000	36,722,373
Credit Suisse Mortgage Capital Certificates Trust Series 2021-AFC1 Class A1†	0.83%	#(i)	3/25/2056	11,380,895	8,588,655
Credit Suisse Mortgage Capital Certificates Trust Series 2021-GATE Class B†	7.382% (1 mo. USD Term SOFR + 2.07%)	#	12/15/2036	23,751,000	22,993,134
Credit Suisse Mortgage Capital Certificates Trust Series 2021-GATE Class C†	8.132% (1 mo. USD Term SOFR + 2.82%)	#	12/15/2036	11,386,000	11,146,235
Credit Suisse Mortgage Capital Certificates Trust Series 2021-GATE Class D†	8.982% (1 mo. USD Term SOFR + 3.67%)	#	12/15/2036	11,443,000	11,266,729
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM1 Class A1†	0.809%	#(i)	5/25/2065	10,936,304	9,169,752
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM3 Class A1†	1.015%	#(i)	4/25/2066	23,616,223	19,464,170
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM5 Class A1†	0.938%	#(i)	5/25/2066	5,839,887	4,535,771
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM6 Class A1†	1.174%	#(i)	7/25/2066	19,869,659	15,872,110

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM7 Class A1†	1.756%	#(i)	10/25/2066		$11,508,026	$9,494,625
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM7 Class A3†	2.064%	#(i)	10/25/2066		15,813,381	12,918,489
Credit Suisse Mortgage Capital Certificates Trust Series 2021-SRDC Class A†	9.57% (1 mo. USD Term SOFR + 4.26%)	#	11/15/2023		25,000,000	25,289,707
Credit Suisse Mortgage Capital Certificates Trust Series 2022-NQM1 Class A1†	2.265%	#(i)	11/25/2066		46,808,464	39,286,929
CS Master Trust Series 2021-BLUF Class A†	9.608% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023	(j)	47,600,000	45,825,108	(b)
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA	2.022%	#(i)	1/15/2049		127,755,493	4,632,044
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049		24,857,993	22,995,811
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA	1.079%	#(i)	11/15/2049		200,528,142	4,077,359
CSAIL Commercial Mortgage Trust Series 2018-C14 Class A2	4.261%		11/15/2051		3,282,109	3,272,862
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(i)	2/25/2050		15,893,068	14,724,843
CSMC Trust Series 2021-BPNY Class A†	9.14% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026		64,750,000	56,652,909
DBGS Mortgage Trust Series 2021-W52 Class A†	6.82% (1 mo. USD Term SOFR + 1.51%)	#	10/15/2036		56,720,000	51,446,101
DBJPM Mortgage Trust Series 2016-C3 Class XA	1.564%	#(i)	8/10/2049		161,581,802	5,105,823
DBUBS Mortgage Trust Series 2011-LC3A Class PM4†	5.268%	#(i)	5/10/2044		9,200,000	6,306,001
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034		7,133,641	6,649,312
DBWF Mortgage Trust Series 2015-LCM Class XA†	0.537%	#(i)	6/10/2034		14,096,360	88,221
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(i)	8/25/2066		37,680,764	31,391,166
Ellington Financial Mortgage Trust Series 2020-2 Class A1†	1.178%	#(i)	10/25/2065		8,039,737	7,230,381
Ellington Financial Mortgage Trust Series 2021-1 Class A1†	0.797%	#(i)	2/25/2066		4,779,970	4,006,290
Ellington Financial Mortgage Trust Series 2021-3 Class A1†	1.241%	#(i)	9/25/2066		24,627,420	19,070,721
EQUS Mortgage Trust Series 2021-EQAZ Class B†	6.526% (1 mo. USD Term SOFR + 1.21%)	#	10/15/2038		13,670,726	13,330,991

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA6 Class M2†	6.788% (30 day USD SOFR Average + 1.50%)	#	10/25/2041	$27,070,000	$26,527,845
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA7 Class M2†	7.088% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	46,980,000	45,983,470
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	6.138% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	57,825,062	56,918,607
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA4 Class M1†	6.238% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	125,378,109	122,943,116
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA1 Class M1A†	6.288% (30 day USD SOFR Average + 1.00%)	#	1/25/2042	39,719,660	39,317,483
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1A†	7.488% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	21,291,390	21,539,905
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01 Class M2	10.652% (30 day USD SOFR Average + 5.36%)	#	10/25/2023	15,527,970	15,635,762
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	6.188% (30 day USD SOFR Average + 0.90%)	#	11/25/2041	19,676,157	19,619,543
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M2†	7.288% (30 day USD SOFR Average + 2.00%)	#	11/25/2041	18,765,000	18,477,081
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.596% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	19,589,542	19,908,672
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M1†	6.988% (30 day USD SOFR Average + 1.70%)	#	7/25/2043	8,545,726	8,549,781

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.488% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	$21,091,068	$20,991,029
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R04 Class 1M1†	7.288% (30 day USD SOFR Average + 2.00%)	#	3/25/2042	19,704,967	19,857,976
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.838% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	34,886,928	35,571,632
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.696% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	22,105,926	22,451,207
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.788% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	39,722,959	40,159,855
Fontainebleau Miami Beach Trust Series 2019-FBLU Class A†	3.144%		12/10/2036	38,308,590	36,621,706
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B†	3.447%		12/10/2036	16,564,190	15,831,061
Fontainebleau Miami Beach Trust Series 2019-FBLU Class XA†	0.774%	#(i)	12/10/2036	367,400,000	2,695,680
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M1†	6.138% (30 day USD SOFR Average + 0.85%)	#	11/25/2041	22,816,438	22,580,746
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1A†	7.288% (30 day USD SOFR Average + 2.00%)	#	4/25/2042	25,936,561	26,133,256
Great Wolf Trust Series 2019-WOLF Class B†	6.759% (1 mo. USD Term SOFR + 1.45%)	#	12/15/2036	14,159,000	14,043,286
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class A†	2.856%		5/10/2034	42,390,714	31,215,462
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class B†	3.104%		5/10/2034	31,044,000	5,256,137
GS Mortgage Securities Corp. Trust Series 2017-SLP Class A†	3.419%		10/10/2032	219	215

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.558% (1 mo. USD Term SOFR + 1.25%)	#	7/15/2035	$47,601,011	$37,735,197
GS Mortgage Securities Corp. Trust Series 2019-70P Class A†	6.426% (1 mo. USD Term SOFR + 1.11%)	#	10/15/2036	62,993,670	60,442,760
GS Mortgage Securities Corp. Trust Series 2019-70P Class B†	6.746% (1 mo. USD Term SOFR + 1.43%)	#	10/15/2036	14,595,879	13,663,321
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.675% (1 mo. USD Term SOFR + 1.36%)	#	11/15/2036	110,910,000	107,954,193
GS Mortgage Securities Corp. Trust Series 2021-RNT2 Class A†	8.525% (1 mo. USD Term SOFR + 3.21%)	#	11/21/2023	83,880,910	83,725,982
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	47,760,000	42,646,743
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.076% (1 mo. USD Term SOFR + 4.76%)	#	5/15/2026	15,000,000	9,378,618
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.326% (1 mo. USD Term SOFR + 6.01%)	#	5/15/2026	19,706,000	11,610,639
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†	Zero Coupon	#(i)	11/10/2045	36,905,186	369
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.074%		1/10/2047	13,252,225	13,138,637
GS Mortgage Securities Trust Series 2014-GC26 Class XA	1.061%	#(i)	11/10/2047	68,566,831	519,298
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	34,627,000	32,538,365
GS Mortgage Securities Trust Series 2015-GS1 Class XA	0.903%	#(i)	11/10/2048	88,783,760	1,202,896
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	26,908,899
GS Mortgage Securities Trust Series 2016-GS2 Class XA	1.884%	#(i)	5/10/2049	159,544,336	5,471,541
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	15,180,000	14,444,180
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	33,687,000	31,390,102
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	21,685,000	20,581,706

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	$16,116,000	$15,215,623
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	21,309,000	19,730,802
HONO Mortgage Trust Series 2021-LULU Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	54,660,000	52,637,476
Houston Galleria Mall Trust Series 2015-HGLR Class A1A2†	3.087%		3/5/2037	30,525,000	28,639,880
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†	1.474%	#(i)	8/5/2034	150,785,000	21,044
Hudsons Bay Simon JV Trust Series 2015-HB7 Class B7†	4.666%		8/5/2034	5,000,000	4,181,927
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†	1.417%	#(i)	8/5/2034	171,661,000	23,693
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN Class A†	3.905%		5/5/2030	66,073,542	51,131,883
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA	1.091%	#(i)	4/15/2046	7,355,966	74
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA	0.991%	#(i)	11/15/2047	86,622,056	467,941
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class XA	0.951%	#(i)	11/15/2047	142,649,550	914,911
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	60,605,297
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	3,053,484
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.931%	#(i)	6/10/2027	14,352,000	979,524
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(i)	6/10/2027	25,795,381	555,246
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†	0.503%	#(i)	6/10/2027	102,274,000	231,491
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†	0.16%	#(i)	6/10/2027	45,476,000	21,857
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA	0.692%	#(i)	5/15/2048	46,882,046	339,543
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA	0.711%	#(i)	12/15/2049	136,974,517	1,936,422
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class A†	2.949%	#(i)	9/6/2038	10,000,000	8,937,917
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	10,000,000	9,507,094

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA	1.129%	#(i)	9/15/2050	$261,625,207	$7,018,044
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.628% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	13,730,000	13,319,816
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class B†	6.958% (1 mo. USD Term SOFR + 1.65%)	#	11/15/2035	10,053,000	9,358,520
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class C†	7.308% (1 mo. USD Term SOFR + 2.00%)	#	11/15/2035	8,746,000	7,700,012	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.808% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	25,048,000	20,015,231
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.508% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	14,359,000	10,458,212
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.908% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	10,408,000	7,274,178
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†	1.295%	#(i)	7/5/2033	155,900,000	21,020
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	32,965,000	32,154,509
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class B†	4.235%		1/5/2034	13,737,000	13,516,882
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class C†	4.536%		1/5/2034	12,800,000	12,577,250
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class A†	7.175% (1 mo. USD Term SOFR + 1.86%)	#	9/15/2029	39,509,392	39,415,742	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class B†	8.075% (1 mo. USD Term SOFR + 2.76%)	#	9/15/2029	15,299,000	15,244,458	(b)

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class C†	8.775% (1 mo. USD Term SOFR + 3.46%)	#	9/15/2029	$11,384,000	$11,322,542	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class D†	9.775% (1 mo. USD Term SOFR + 4.46%)	#	9/15/2029	14,048,000	13,946,247	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class E†	10.775% (1 mo. USD Term SOFR + 5.46%)	#	9/15/2029	8,338,000	8,309,044	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-UES Class A†	3.81%		5/5/2032	6,460,000	6,315,081
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class A†	6.726% (1 mo. USD Term SOFR + 1.41%)	#	8/15/2033	50,480,000	50,515,230
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class B†	7.876% (1 mo. USD Term SOFR + 2.56%)	#	8/15/2033	41,740,000	41,343,470	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class C†	9.376% (1 mo. USD Term SOFR + 4.06%)	#	8/15/2033	37,430,000	37,186,705	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A†	5.907% (1 mo. USD Term SOFR + 0.60%)	#	4/15/2037	39,204,459	36,581,359
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA	1.066%	#(i)	1/15/2048	126,925,574	939,833
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA	0.565%	#(i)	7/15/2048	104,800,522	679,411
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A2	2.215%		5/13/2053	14,750,000	13,460,064
Key Commercial Mortgage Securities Trust Series 2019-S2 Class A1†	2.656%		6/15/2052	5,273,121	5,110,545
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†	1.583%	#(i)	6/15/2052	115,366,007	6,158,135
KIND Trust Series 2021-KIND Class A†	6.375% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	81,908,023	79,063,652

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	$4,882,691	$4,475,820
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.606% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	52,370,000	51,529,708
LoanCore Issuer Ltd. Series 2019-CRE3 Class AS†	6.795% (1 mo. USD Term SOFR + 1.48%)	#	4/15/2034	3,239,600	3,200,341
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†	1.838%	#(i)	3/10/2049	58,823,034	968,768
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	50,135,487	49,106,546
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XA	0.516%	#(i)	5/15/2046	5,888,797	59
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†	0.208%	#(i)	5/15/2046	107,177,251	143,366
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014 C19 Class XA	1.099%	#(i)	12/15/2047	97,844,737	669,121
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 Class A4	3.443%		8/15/2047	5,784,540	5,693,611
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	16,923,859
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA	1.669%	#(i)	5/15/2049	107,858,708	3,058,948
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA	1.409%	#(i)	11/15/2049	221,700,444	6,628,843
Morgan Stanley Capital I Trust Series 2015-420 Class A†	3.727%		10/12/2050	22,155,271	20,197,731
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	3,861,869	3,755,604
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA	1.575%	#(i)	8/15/2049	67,235,910	2,219,404
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB	1.018%	#(i)	8/15/2049	121,222,774	2,795,640
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	6,785,487	6,456,937
MTK Mortgage Trust Series 2021-GRNY Class A†	7.176% (1 mo. USD Term SOFR + 1.86%)	#	12/15/2038	68,552,500	66,574,938
MTK Mortgage Trust Series 2021-GRNY Class B†	8.076% (1 mo. USD Term SOFR + 2.76%)	#	12/15/2038	22,648,900	21,915,425

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MTK Mortgage Trust Series 2021-GRNY Class C†	8.826% (1 mo. USD Term SOFR + 3.51%)	#	12/15/2038	$9,458,500	$9,117,066
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.717% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	13,544,000	13,384,675
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class A†	3.917%	#(i)	11/15/2032	47,581,000	43,331,265
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class B†	3.917%	#(i)	11/15/2032	17,029,000	14,745,440
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(i)	1/26/2060	6,020,466	5,466,647
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	6.521% (1 mo. USD Term SOFR + 1.21%)	#	11/15/2038	38,850,000	35,475,050
One Bryant Park Trust Series 2019-OBP Class A†	2.516%		9/15/2054	3,520,000	2,867,095
One New York Plaza Trust Series 2020-1NYP Class A†	6.376% (1 mo. USD Term SOFR + 1.06%)	#	1/15/2036	86,000,000	82,575,936
One New York Plaza Trust Series 2020-1NYP Class AJ†	6.676% (1 mo. USD Term SOFR + 1.36%)	#	1/15/2036	40,125,000	37,491,909
Palisades Center Trust Series 2016-PLSD Class A†	2.713%		4/13/2033	6,735,000	3,939,975
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	5,343,538
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	1,599,524
Prima Capital CRE Securitization Ltd. Series 2019-7A Class A†	2.25%		12/25/2050	2,512,446	2,554,618	(b)
RBS Commercial Funding, Inc. Trust Series 2013-SMV Class A†	3.26%		3/11/2031	56,895,351	51,686,439
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.379% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	57,487,095	56,411,225
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.946% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	49,842,177	49,468,360
Ready Capital Mortgage Trust Series 2019-5 Class A†	3.777%		2/25/2052	692,145	688,712

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ReadyCap Commercial Mortgage Trust Series 2018-4 Class A†	3.39%		2/27/2051	$2,242,195	$2,140,675
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	18,389,852	17,305,303
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(i)	1/26/2060	2,700,474	2,567,978
Shops at Crystals Trust Series 2016-CSTL Class XA†	0.73%	#(i)	7/5/2036	112,000,000	1,593,656
SHOW Trust Series 2022-BIZ Class A†	8.30% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	186,000,000	186,451,904
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.311% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	112,590,000	110,261,278
SREIT Trust Series 2021-MFP Class A†	6.156% (1 mo. USD Term SOFR + 0.85%)	#	11/15/2038	25,100,000	24,623,346
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	1,154,982	1,073,622
Starwood Mortgage Residential Trust Series 2021-2 Class A1†	0.943%	#(i)	5/25/2065	7,114,242	6,307,228
UBS Commercial Mortgage Trust Series 2017-C6 Class XA	1.307%	#(i)	12/15/2050	270,223,227	9,763,625
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class XA†	0.714%	#(i)	5/10/2063	6,734,236	67
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 Class B†	3.649%	#(i)	3/10/2046	3,424,008	3,132,085
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(d)	1/25/2060	4,770,644	4,581,718
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(d)	5/25/2065	11,135,936	10,247,483
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(d)	5/25/2065	11,041,160	10,146,085
Verus Securitization Trust Series 2021-1 Class A1†	0.815%	#(i)	1/25/2066	21,033,737	17,935,638
Verus Securitization Trust Series 2021-3 Class A1†	1.046%	#(i)	6/25/2066	35,038,520	29,516,950
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(i)	9/25/2066	31,341,077	25,443,278
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(i)	2/25/2064	7,553,687	6,488,993
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(i)	4/25/2064	22,521,743	19,920,999

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2014-LC16 Class A5	3.817%		8/15/2050	$10,077,000	$9,841,147
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA	0.729%	#(i)	6/15/2048	121,494,365	1,022,691
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA	0.798%	#(i)	9/15/2048	140,096,215	1,322,242
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA	1.855%	#(i)	8/15/2049	181,749,815	6,613,985
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	14,295,000	13,523,838
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA	2.229%	#(i)	6/15/2049	116,990,365	3,936,925
Wells Fargo Commercial Mortgage Trust Series 2017-SMP Class B†	6.482% (1 mo. USD Term SOFR + 1.17%)	#	12/15/2034	16,322,000	15,320,934
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class A2	4.178%		5/15/2051	8,528,785	8,293,813
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A2	4.361%		9/15/2061	16,179,731	16,125,224
WF-RBS Commercial Mortgage Trust Series 2014-C19 Class A4	3.829%		3/15/2047	8,371,990	8,306,941
WF-RBS Commercial Mortgage Trust Series 2014-C19 Class A5	4.101%		3/15/2047	25,388,286	25,083,677
WF-RBS Commercial Mortgage Trust Series 2014-C20 Class A5	3.995%		5/15/2047	9,160,000	8,969,455
WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4	3.41%		8/15/2047	12,037,495	11,815,934
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB	0.796%	#(i)	8/15/2047	77,368,500	436,428
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XA	0.923%	#(i)	9/15/2057	69,671,833	325,451
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XB	0.496%	#(i)	9/15/2057	37,769,102	124,098
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,090,876,137)					5,400,327,286

U.S. TREASURY OBLIGATIONS 3.40%
U.S. Treasury Inflation-Indexed Notes(k)	0.25%		1/15/2025	329,329,931	316,542,416
U.S. Treasury Notes	4.125%		1/31/2025	539,389,000	531,909,191
U.S. Treasury Notes	4.625%		6/30/2025	410,340,000	408,095,953
U.S. Treasury Notes	5.00%		8/31/2025	274,689,000	275,483,022
Total U.S. Treasury Obligations (cost $1,537,309,437)					1,532,030,582
Total Long-Term Investments (cost $45,557,081,549)					43,861,415,714

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.66%

COMMERCIAL PAPER 0.68%

Capital Markets 0.11%
Brookfield Corporate Treasury Ltd.†	5.837%	9/5/2023	$50,858,000	$50,825,507

Finance 0.25%
Brookfield Infrastructure Holdings Canada, Inc.	6.143%	9/7/2023	47,000,000	46,953,000
Brookfield Infrastructure Holdings Canada, Inc.	6.485%	10/5/2023	24,725,000	24,580,222
Intercontinental Exchange, Inc.†	5.553%	9/5/2023	41,500,000	41,474,777
Total				113,007,999

Health Care-Services 0.11%
CommonSpirit Health	6.346%	9/21/2023	15,000,000	14,948,333
CommonSpirit Health	6.348%	10/4/2023	33,401,000	33,211,171
Total				48,159,504

Oil & Gas 0.21%
Marathon Oil Corp.†	6.381%	9/29/2023	96,339,000	95,869,936
Total Commercial Paper (cost $307,862,946)				307,862,946

REPURCHASE AGREEMENTS 0.98%
Repurchase Agreement dated 8/31/2023, 5.270% due 9/1/2023 with Barclays Bank PLC collateralized by $243,664,000 of U.S. Treasury Note at 5.000% due 8/31/2025; value: $244,187,878; proceeds: $239,434,925 (cost $239,399,880)			239,399,880	239,399,880
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $78,040,300 of U.S. Treasury Note at 2.625% due 4/15/2025; $73,738,200 of U.S. Treasury Note at 3.875% due 4/30/2025; $48,735,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2025; value: $204,043,675; proceeds: $200,058,316 (cost $200,042,757)			200,042,757	200,042,757
Total Repurchase Agreements (cost $439,442,637)				439,442,637
Total Short-Term Investments (cost $747,305,583)				747,305,583
Total Investments in Securities 99.08% (cost $46,304,387,132)				44,608,721,297
Other Assets and Liabilities – Net(l) 0.92%				414,289,539
Net Assets 100.00%				$45,023,010,836

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $21,831,754,543, which represents 48.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(g)	Interest Rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Maturity date has passed. As of August 31, 2023, an extension is available to June 15, 2024.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at August 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Ford Motor Company(4)(5)	Goldman Sachs	5.00%	12/20/2023	$50,000,000	$340,188	$284,899	$625,087
Ford Motor Company(4)(5)	Goldman Sachs	5.00%	12/20/2023	25,000,000	281,440	27,091	308,531
					$621,628	$311,990	$933,618

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $311,990. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$117,695,000	$206,847
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	117,695,000	59,213
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	270,511,787	2,216,203
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	245,000,000	190,558
Goldman Sachs	2.744%	CPI Urban Consumer NSA	1/15/2024	117,695,000	1,417,406
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	245,000,000	582,353
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	261,224,873	7,003,789
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$11,676,369

Credit Default Swap Contracts on Indexes - Sell Protection at August 31, 2023(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	$15,000,000	$(71,022)	$(1,311,008)	$(1,382,030)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(114,993)	(2,188,392)	(2,303,385)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	3,099,793	(29,306)	(326,544)	(355,850)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,549,896	(23,922)	(154,003)	(177,925)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	774,948	(8,720)	(80,242)	(88,962)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,549,896	(28,079)	(149,846)	(177,925)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	774,948	(11,482)	(77,480)	(88,962)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,549,896	(16,966)	(160,959)	(177,925)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,549,896	(17,440)	(160,485)	(177,925)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	4,649,689	(38,466)	(495,308)	(533,774)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	26,305,855	(385,894)	(995,797)	(1,381,691)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	18,789,896	(317,876)	(669,046)	(986,922)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	15,031,917	(224,656)	(564,882)	(789,538)
					$(1,288,822)	$(7,333,992)	$(8,622,814)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2023

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $7,333,992.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at August 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	11/20/2023	33,570,000	$25,568,883	$24,872,291	$696,592

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2023	102,718	Long	$20,869,528,585	$20,934,409,942	$64,881,357

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2023	34,025	Short	$(3,617,865,860)	$(3,638,016,797)	$(20,150,937)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$5,972,157,527	$33,999,567	$6,006,157,094
Remaining Industries	–	5,173,881,427	–	5,173,881,427
Corporate Bonds	–	23,671,913,351	–	23,671,913,351
Floating Rate Loans
Health Care Products	–	13,733,803	22,905,973	36,639,776
Regional	–	–	53,664,703	53,664,703
Remaining Industries	–	1,871,739,127	–	1,871,739,127
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	13,133,847	12,839	13,146,686
Government Sponsored Enterprises Pass-Throughs	–	101,915,682	–	101,915,682
Non-Agency Commercial Mortgage-Backed Securities	–	5,172,462,084	227,865,202	5,400,327,286
U.S. Treasury Obligations	–	1,532,030,582	–	1,532,030,582
Short-Term Investments
Commercial Paper	–	307,862,946	–	307,862,946
Repurchase Agreements	–	439,442,637	–	439,442,637
Total	$–	$44,270,273,013	$338,448,284	$44,608,721,297

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND August 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$933,618	$–	$933,618
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	11,676,369	–	11,676,369
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(8,622,814)	–	(8,622,814)
Forward Foreign Currency Exchange Contracts
Assets	–	696,592	–	696,592
Liabilities	–	–	–	–
Futures Contracts
Assets	64,881,357	–	–	64,881,357
Liabilities	(20,150,937)	–	–	(20,150,937)
Total	$44,730,420	$4,683,765	$–	$48,414,185

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 113.78%

ASSET-BACKED SECURITIES 14.26%

Automobiles 4.66%
Avid Automobile Receivables Trust Series 2019-1 Class C†	3.14%	7/15/2026	$137,932	$137,714
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A Class A†	3.70%	9/20/2024	459,000	458,429
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	11,350,000	11,265,744
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%	6/16/2025	1,084,285	1,075,798
Carvana Auto Receivables Trust Series 2019-3A Class E†	4.60%	7/15/2026	4,236,000	4,170,821
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	10,577,000	10,200,400
CPS Auto Receivables Trust Series 2019-B Class E†	5.00%	3/17/2025	935,267	932,001
CPS Auto Receivables Trust Series 2020-A Class E†	4.09%	12/15/2025	812,000	802,035
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	2,571,906	2,521,536
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	10,000,000	10,094,812
Flagship Credit Auto Trust Series 2018-4 Class E†	5.51%	3/16/2026	9,800,000	9,696,077
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	11,120,000	10,956,367
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	13,850,000	13,737,942
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	8,711,000	8,401,164
GM Financial Automobile Leasing Trust Series 2022-2 Class A2	2.93%	10/21/2024	4,703,305	4,682,732
GM Financial Automobile Leasing Trust Series 2023-1 Class A3	5.16%	4/20/2026	12,200,000	12,128,901
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	10,505,000	10,409,947
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	5,884,000	5,736,596
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	12,785,000	12,439,025

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Tricolor Auto Securitization Trust Series 2021-1A Class E†	3.23%		9/15/2026	$4,270,000	$4,175,087
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%		6/15/2026	8,700,000	8,430,142
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	4,415,000	4,360,144
Total					146,813,414

Credit Card 0.63%
Genesis Sales Finance Master Trust Series 2021-AA Class B†	1.45%		12/21/2026	8,410,000	7,847,088
Genesis Sales Finance Master Trust Series 2021-AA Class D†	2.09%		12/21/2026	4,000,000	3,522,914
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024	3,125,020	3,108,957
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	5,875,000	5,449,265
Total					19,928,224

Other 8.87%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	8,430,000	8,380,213
AMMC CLO XIII Ltd. Series 2013-13A Class A2LR†	7.307% (3 mo. USD Term SOFR + 1.96%)	#	7/24/2029	810,000	809,307
Anchorage Capital CLO Ltd. Series 2015-6A Class B1R†	7.32% (3 mo. USD Term SOFR + 2.01%)	#	7/15/2030	4,080,000	4,056,131
Apidos CLO XII Series 2013-12A Class BR†	6.97% (3 mo. USD Term SOFR + 1.66%)	#	4/15/2031	5,050,000	4,961,231
Apidos CLO XXIV Series 2016-24A Class A1AL†	6.538% (3 mo. USD Term SOFR + 1.21%)	#	10/20/2030	6,720,000	6,680,395
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.525% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	5,850,000	5,755,084
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.495% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	5,910,000	5,799,335
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.775% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	11,307,000	11,141,070

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Ares XL CLO Ltd. Series 2016-40A Class A1RR†	6.44% (3 mo. USD Term SOFR + 1.13%)	#	1/15/2029		$2,985,235	$2,975,671
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031		15,210,000	15,158,729
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†(a)	Zero Coupon (3 mo. USD Term SOFR + 5.00%)	#	10/21/2036		6,890,000	6,890,000
Ballyrock CLO Ltd. Series 2020-2A Class A1R†	6.598% (3 mo. USD Term SOFR + 1.27%)	#	10/20/2031		6,120,000	6,090,704
Barings CLO Ltd. Series 2019-3A Class A1R†	6.658% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031		5,500,000	5,475,252
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.732% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2034		6,950,000	6,876,697
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.753% (3 mo. USD Term SOFR + 1.44%)	#	1/14/2032		3,986,845	3,972,094
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.488% (3 mo. USD LIBOR + 0.90%)	#	7/20/2029		6,549,400	6,518,676
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.668% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031		7,700,000	7,657,249
CIFC Funding V Ltd. Series 2014-5A Class A1R2†	6.77% (3 mo. USD Term SOFR + 1.46%)	#	10/17/2031		3,830,000	3,824,446
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2 Class C†	4.41%		10/15/2026		164,519	164,337
Fairstone Financial Issuance Trust I Series 2020-1A Class D†(b)	6.873%		10/20/2039	CAD	2,649,000	1,946,170
Fairstone Financial Issuance Trust Series I 2020-1A Class C†(b)	5.162%		10/20/2039	CAD	20,760,000	15,251,688
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.608% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		$1,947,433	1,942,750
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.766% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031		3,800,000	3,794,737
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		11,751,000	10,528,595

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	$8,300,000	$7,236,380
Lendmark Funding Trust Series 2021-2A Class D†	4.46%		4/20/2032	4,025,000	3,079,083
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.772% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	8,100,000	8,008,875
Madison Park Funding XXI Ltd. Series 2016-21A Class AARR†	6.65% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2032	2,700,000	2,681,093
Madison Park Funding XXXII Ltd. Series 2018-32A Class A1R†	6.607% (3 mo. USD Term SOFR + 1.26%)	#	1/22/2031	3,590,000	3,573,281
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.888% (3 mo. USD Term SOFR + 1.56%)	#	4/20/2033	7,154,498	7,102,083
Mariner Finance Issuance Trust Series 2021-BA Class E†	4.68%		11/20/2036	4,100,000	3,225,745	(c)
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	8,382,413	8,212,651
MF1 Ltd. Series 2022-FL8 Class A†	6.664% (1 mo. USD Term SOFR + 1.35%)	#	2/19/2037	4,610,000	4,533,762
Mountain View CLO LLC Series 2017-1A Class AR†	6.66% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	4,157,597	4,152,833
OCP CLO Ltd. Series 2014-5 Class A1R†	6.692% (3 mo. USD Term SOFR + 1.34%)	#	4/26/2031	3,726,347	3,720,449
OCP CLO Ltd. Series 2019-17A Class A1R†	6.628% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2032	7,700,000	7,651,666
Parallel Ltd. Series 2017-1A Class A1R†	6.618% (3 mo. USD Term SOFR + 1.29%)	#	7/20/2029	1,267,962	1,265,688
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.968% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	8,550,000	8,562,370
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.741% (3 mo. USD Term SOFR + 1.36%)	#	5/20/2031	9,242,384	9,216,964
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	9,263,000	9,070,997
SCF Equipment Leasing LLC Series 2021-1A Class D†	1.93%		9/20/2030	8,430,000	7,547,089

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	$2,800,000	$2,556,066
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	9,595,950	8,641,035
Signal Peak CLO Ltd. Series 2020-8A Class A†	6.858% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2033	12,021,647	11,936,302
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,675,453	1,343,121
TCW CLO Ltd. Series 2022- 1A Class A1†	6.686% (3 mo. USD Term SOFR + 1.34%)	#	4/22/2033	3,500,000	3,466,760
Voya CLO Ltd. Series 2018-2A Class A1†	6.57% (3 mo. USD Term SOFR + 1.26%)	#	7/15/2031	6,360,000	6,350,760
Total					279,785,614

Rec Vehicle Loan 0.08%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	2,462,359	2,439,067

Student Loan 0.02%
Towd Point Asset Trust Series 2018-SL1 Class A†	6.029% (1 mo. USD Term SOFR + 0.71%)	#	1/25/2046	581,993	580,061
Total Asset-Backed Securities (cost $462,069,300)					449,546,380

CORPORATE BONDS 45.87%

Aerospace/Defense 0.57%
Bombardier, Inc. (Canada)†(d)	6.00%		2/15/2028	4,933,000	4,614,982
L3Harris Technologies, Inc.	5.40%		7/31/2033	10,322,000	10,345,869
TransDigm, Inc.	4.625%		1/15/2029	3,334,000	2,992,299
Total					17,953,150

Agriculture 1.10%
BAT Capital Corp.	3.222%		8/15/2024	9,864,000	9,622,781
BAT Capital Corp.	6.343%		8/2/2030	5,517,000	5,555,047
Cargill, Inc. †	4.00%		6/22/2032	8,575,000	7,931,618
Philip Morris International, Inc.	5.625%		11/17/2029	6,862,000	6,941,543
Viterra Finance BV (Netherlands)†(d)	4.90%		4/21/2027	4,776,000	4,625,372
Total					34,676,361

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.43%
American Airlines, Inc.†	7.25%		2/15/2028	$3,259,000	$3,204,651
Azul Secured Finance LLP†	11.93%		8/28/2028	1,497,000	1,487,492
British Airways Pass-Through Trust (United Kingdom)†(d)	4.25%		5/15/2034	6,336,685	5,849,001
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	7.875%		5/1/2027	3,396,000	3,076,827
Total					13,617,971

Apparel 0.07%
PVH Corp.	7.75%		11/15/2023	2,290,000	2,285,900

Auto Manufacturers 0.52%
Ford Motor Co.	3.25%		2/12/2032	10,339,000	8,080,017
Hyundai Capital America†	1.80%		10/15/2025	5,169,000	4,771,086
Hyundai Capital America†	5.80%		6/26/2025	3,586,000	3,592,669
Total					16,443,772

Banks 15.09%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	5,400,000	4,165,923
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	4,792,000	4,331,950
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	14,785,000	12,623,308
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	7,371,000	6,033,049
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025	7,498,000	7,393,038
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	10,476,000	9,755,580
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,597,000	5,232,522
Bank of America Corp.	4.00%		1/22/2025	2,367,000	2,307,059
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	5,472,000	5,256,854
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	5,842,938
BNP Paribas SA (France)†(d)	2.219% (SOFR + 2.07%)	#	6/9/2026	9,609,000	8,982,004
BNP Paribas SA (France)†(d)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	9,174,000	8,311,516
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	13,692,000	12,939,621
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	26,656,000	24,562,753
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	3,361,000	3,317,026

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citizens Bank NA	4.119% (SOFR + 1.40%)	#	5/23/2025	$7,144,000	$6,898,333
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	2,405,000	2,329,586
Danske Bank AS (Denmark)†(d)	3.773% (1 yr. CMT + 1.45%)	#	3/28/2025	16,133,000	15,881,515
Danske Bank AS (Denmark)†(d)	4.375%		6/12/2028	200,000	186,608
Danske Bank AS (Denmark)†(d)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	8,151,000	8,159,732
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	6,617,000	6,337,032
HSBC Holdings PLC (United Kingdom)(d)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	6,281,000	6,203,946
Intesa Sanpaolo SpA (Italy)†(d)	6.625%		6/20/2033	8,959,000	8,849,003
JPMorgan Chase & Co.	2.739% (3 mo. USD Term SOFR + 1.51%)	#	10/15/2030	10,975,000	9,414,065
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	14,941,000	13,948,690
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	11,047,000	10,435,961
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	11,388,000	11,187,007
Lloyds Banking Group PLC (United Kingdom)(d)	3.90%		3/12/2024	7,879,000	7,793,198
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	5,074,000	4,617,405
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030	2,821,000	2,367,917
Macquarie Group Ltd. (Australia)†(d)	2.691% (SOFR + 1.44%)	#	6/23/2032	11,002,000	8,633,111
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	9,640,000	9,136,314
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	3,928,000	3,910,360
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	8,742,000	6,879,265
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	6,328,000	4,774,934
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	4,606,000	4,406,111
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	31,126,000	29,575,645
NatWest Group PLC (United Kingdom)(d)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	11,065,000	10,943,003

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(d)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	$4,202,000	$4,169,877
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	6,251,000	6,438,479
Royal Bank of Canada (Canada)(d)	6.00%		11/1/2027	7,909,000	8,101,958
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	5,123,000	4,655,776
Toronto-Dominion Bank (Canada)(d)	4.456%		6/8/2032	5,557,000	5,179,696
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	4,598,000	4,267,099
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	12,314,000	11,239,127
UBS AG (Switzerland)(d)	5.125%		5/15/2024	9,363,000	9,253,799
UBS Group AG (Switzerland)†(d)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	5,819,000	5,202,618
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,920,000	7,848,156
UBS Group AG (Switzerland)†(d)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	4,487,000	4,351,999
UBS Group AG (Switzerland)†(d)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	8,174,000	7,621,484
UBS Group AG (Switzerland)†(d)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	2,685,000	2,675,084
UBS Group AG (Switzerland)†(d)	6.373% (SOFR + 3.34%)	#	7/15/2026	12,446,000	12,503,432
UBS Group AG (Switzerland)†(d)	6.442% (SOFR + 3.70%)	#	8/11/2028	11,155,000	11,365,588
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	7,724,000	7,267,837
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	17,945,134
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	9,758,000	9,361,937
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	8,054,000	6,785,560
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	10,914,000	10,136,566
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	5,516,000	5,374,853
Total					475,669,941

Beverages 0.34%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	10,878,000	10,607,503

Biotechnology 0.06%
Baxalta, Inc.	4.00%		6/23/2025	2,070,000	2,013,478

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 0.30%
Griffon Corp.	5.75%	3/1/2028	$3,355,000	$3,131,067
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	3,380,000	3,248,788
Standard Industries, Inc.†	4.375%	7/15/2030	3,523,000	3,023,455
Total				9,403,310

Chemicals 0.57%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	3,972,000	3,559,826
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	12,233,000	10,958,502
Rain Carbon, Inc.†	12.25%	9/1/2029	3,350,000	3,459,645
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	70,000	68,904
Total				18,046,877

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	3,791,000	3,229,437

Commercial Services 0.54%
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.00%	7/30/2027	3,580,000	2,988,635
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(d)	4.625%	6/1/2028	3,637,000	3,078,047
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028	3,106,000	3,086,034
Global Payments, Inc.	4.95%	8/15/2027	8,207,000	8,004,007
Total				17,156,723

Computers 0.13%
Leidos, Inc.	5.75%	3/15/2033	4,202,000	4,178,528

Cosmetics/Personal Care 0.11%
Haleon U.S. Capital LLC	3.625%	3/24/2032	3,778,000	3,357,678

Diversified Financial Services 2.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	2,348,000	2,336,746
Air Lease Corp.	5.85%	12/15/2027	7,662,000	7,667,922
Aircastle Ltd.†	2.85%	1/26/2028	6,919,000	5,963,128
Aviation Capital Group LLC†	1.95%	1/30/2026	4,918,000	4,438,996
Aviation Capital Group LLC†	5.50%	12/15/2024	11,453,000	11,285,781
Aviation Capital Group LLC†	6.375%	7/15/2030	7,653,000	7,593,927
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%	2/21/2026	11,378,000	10,233,521
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	5,671,000	5,352,185
LPL Holdings, Inc.†	4.00%	3/15/2029	8,718,000	7,758,914

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		$4,745,000	$4,495,785
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		4,780,000	3,792,496
OneMain Finance Corp.	5.375%		11/15/2029		3,471,000	3,002,415
Total						73,921,816

Electric 3.97%
AEP Texas, Inc.	5.40%		6/1/2033		3,798,000	3,758,718
AES Corp.†	3.95%		7/15/2030		9,000,000	8,007,906
Alfa Desarrollo SpA (Chile)†(d)	4.55%		9/27/2051		5,749,514	4,158,876
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028		6,077,000	5,749,229
Calpine Corp.†	5.125%		3/15/2028		3,474,000	3,168,219
Constellation Energy Generation LLC	6.25%		10/1/2039		5,767,000	5,850,053
Duke Energy Corp.	4.50%		8/15/2032		11,256,000	10,481,732
Duke Energy Indiana LLC	5.40%		4/1/2053		3,668,000	3,571,260
Electricite de France SA (France)†(d)	6.25%		5/23/2033		9,711,000	10,001,378
Eskom Holdings SOC Ltd. (South Africa)(d)	6.35%		8/10/2028		3,260,000	3,060,325
Indiana Michigan Power Co.	5.625%		4/1/2053		3,692,000	3,728,139
Indianapolis Power & Light Co.†	5.65%		12/1/2032		9,456,000	9,518,362
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030		7,792,000	7,061,197
National Grid PLC (United Kingdom)(d)	5.809%		6/12/2033		9,665,000	9,690,832
NRG Energy, Inc.†	4.45%		6/15/2029		3,410,000	3,032,788
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		4,089,000	4,092,178
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(d)	3.00%		6/30/2030		8,195,000	6,942,976
Southern Co.	4.475%	(e)	8/1/2024		13,655,000	13,472,813
Vistra Operations Co. LLC†	3.55%		7/15/2024		9,911,000	9,646,636
Total						124,993,617

Electronics 0.26%
Honeywell International, Inc.(b)	4.125%		11/2/2034	EUR	7,421,000	8,050,611

Engineering & Construction 0.15%
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		$5,381,000	4,762,722

Entertainment 0.20%
Cinemark USA, Inc.†	5.875%		3/15/2026		3,245,000	3,118,161
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		3,610,000	3,274,848
Total						6,393,009

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.10%
NBM U.S. Holdings, Inc.	7.00%	5/14/2026	$3,165,000	$3,124,416

Gas 0.69%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,461,000	3,544,252
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	6,707,975
National Fuel Gas Co.	5.50%	1/15/2026	7,186,000	7,124,295
Southwest Gas Corp.	4.05%	3/15/2032	4,810,000	4,314,243
Total				21,690,765

Hand/Machine Tools 0.23%
Regal Rexnord Corp.†	6.05%	2/15/2026	7,251,000	7,217,447

Health Care-Products 0.64%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	11,685,000	11,830,594
Revvity, Inc.	0.85%	9/15/2024	8,876,000	8,417,759
Total				20,248,353

Health Care-Services 1.81%
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	3,395,000	3,173,357
Centene Corp.	3.375%	2/15/2030	23,000,000	19,705,172
Centene Corp.	4.25%	12/15/2027	4,989,000	4,671,641
Elevance Health, Inc.	2.25%	5/15/2030	2,498,000	2,088,590
Elevance Health, Inc.	5.50%	10/15/2032	7,051,000	7,194,912
Humana, Inc.	1.35%	2/3/2027	8,740,000	7,691,053
Humana, Inc.	5.875%	3/1/2033	8,936,000	9,255,638
Tenet Healthcare Corp.	6.125%	10/1/2028	3,303,000	3,184,406
Total				56,964,769

Insurance 0.92%
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,633,553
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,622,008
Metropolitan Life Global Funding I†	4.05%	8/25/2025	2,599,000	2,520,456
Metropolitan Life Global Funding I†	5.15%	3/28/2033	4,836,000	4,732,321
New York Life Global Funding†	4.55%	1/28/2033	9,929,000	9,418,438
Total				28,926,776

Internet 0.73%
Netflix, Inc.	5.875%	11/15/2028	4,150,000	4,276,496
Netflix, Inc.	6.375%	5/15/2029	10,544,000	11,100,154
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	8,550,000	7,683,524
Total				23,060,174

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.09%
U.S. Steel Corp.	6.875%	3/1/2029	$2,785,000	$2,776,784

Leisure Time 0.21%
NCL Corp. Ltd.†	5.875%	2/15/2027	3,278,000	3,179,490
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	3,503,000	3,299,531
Total				6,479,021

Lodging 0.10%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	3,462,000	3,087,244

Machinery-Diversified 0.52%
Chart Industries, Inc.†	9.50%	1/1/2031	2,951,000	3,180,219
nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	13,974,000	13,229,246
Total				16,409,465

Media 0.34%
DISH Network Corp.†	11.75%	11/15/2027	2,867,000	2,911,556
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	7,934,192
Total				10,845,748

Mining 0.55%
Antofagasta PLC (Chile)(d)	5.625%	5/13/2032	200,000	195,313
Corp. Nacional del Cobre de Chile (Chile)†(d)	5.125%	2/2/2033	3,936,000	3,784,461
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	5,290,000	4,437,463
Freeport Indonesia PT (Indonesia)(d)	6.20%	4/14/2052	3,580,000	3,230,950
Glencore Funding LLC†	4.875%	3/12/2029	5,934,000	5,757,688
Total				17,405,875

Oil & Gas 3.68%
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,160,402
Callon Petroleum Co.†	8.00%	8/1/2028	3,955,000	4,014,380
Civitas Resources, Inc.†	8.375%	7/1/2028	3,902,000	4,023,938
Comstock Resources, Inc.†	6.75%	3/1/2029	3,889,000	3,642,348
Continental Resources, Inc.†	5.75%	1/15/2031	22,000,000	21,040,644
Diamondback Energy, Inc.	3.125%	3/24/2031	11,675,000	10,046,297
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	4,578,000	4,676,862
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	3,193,000	3,259,280
EQT Corp.	7.00%	2/1/2030	15,389,000	16,117,076
Occidental Petroleum Corp.	6.625%	9/1/2030	12,069,000	12,471,728
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	1,730,000	35

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
OQ SAOC (Oman)†(d)	5.125%		5/6/2028	$3,290,000	$3,150,975
Ovintiv, Inc.	6.50%		2/1/2038	6,037,000	5,937,541
PBF Holding Co. LLC/PBF Finance Corp.	6.00%		2/15/2028	3,425,000	3,242,823
Petroleos Mexicanos (Mexico)(d)	6.70%		2/16/2032	11,050,000	8,363,863
Transocean, Inc.†	8.00%		2/1/2027	3,293,000	3,215,664
Valaris Ltd.†	8.375%		4/30/2030	3,060,000	3,119,639
Vital Energy, Inc.	9.50%		1/15/2025	3,449,000	3,469,798
Total					115,953,293

Packaging & Containers 0.20%
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	3,095,000	3,050,571
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.†	4.375%		10/15/2028	3,606,000	3,203,598
Total					6,254,169

Pharmaceuticals 1.91%
BellRing Brands, Inc.†	7.00%		3/15/2030	3,016,000	3,020,061
Cigna Group	2.40%		3/15/2030	15,529,000	13,079,973
CVS Health Corp.	1.75%		8/21/2030	6,300,000	4,998,578
CVS Health Corp.	3.25%		8/15/2029	21,067,000	18,842,168
CVS Health Corp.	5.05%		3/25/2048	5,639,000	4,949,300
Horizon Therapeutics USA, Inc.†	5.50%		8/1/2027	2,112,000	2,159,582
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(d)	4.75%		5/19/2033	13,481,000	13,272,901
Total					60,322,563

Pipelines 1.59%
Buckeye Partners LP	9.627% (3 mo. USD LIBOR + 4.02%)	#	1/22/2078	3,812,000	3,156,088
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,403,137
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	4,393,000	4,289,103
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,316,568
EIG Pearl Holdings Sarl (Luxembourg)†(d)	3.545%		8/31/2036	8,400,000	6,999,636
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	9,000,000	6,759,213
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	7,507,000	7,387,328
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,569,617
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	8,107,000	8,084,859
Venture Global LNG, Inc.†	8.375%		6/1/2031	3,111,000	3,140,987
Total					50,106,536

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 1.40%
American Tower Corp.	2.40%	3/15/2025	$5,260,000	$4,996,047
American Tower Corp.	2.95%	1/15/2025	2,739,000	2,634,914
American Tower Corp.	3.80%	8/15/2029	5,139,000	4,678,465
American Tower Corp.	5.55%	7/15/2033	7,000,000	6,935,189
Crown Castle, Inc.	2.10%	4/1/2031	5,073,000	4,004,820
Crown Castle, Inc.	3.30%	7/1/2030	9,417,000	8,182,672
EPR Properties	4.95%	4/15/2028	4,652,000	4,172,209
Trust Fibra Uno (Mexico)†(d)	4.869%	1/15/2030	3,600,000	3,146,787
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	5,519,000	5,481,085
Total				44,232,188

Retail 0.31%
Bayer Corp.†	6.65%	2/15/2028	3,872,000	4,017,317
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	2,786,000	2,907,776
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	3,218,000	2,911,907
Total				9,837,000

Semiconductors 0.20%
Broadcom, Inc.†	4.15%	4/15/2032	7,000,000	6,272,773

Software 0.93%
Cloud Software Group, Inc.†	6.50%	3/31/2029	3,433,000	3,073,751
Oracle Corp.	2.875%	3/25/2031	10,577,000	8,942,450
Oracle Corp.	6.25%	11/9/2032	10,624,000	11,123,584
Workday, Inc.	3.80%	4/1/2032	7,018,000	6,232,697
Total				29,372,482

Telecommunications 1.76%
AT&T, Inc.	4.30%	2/15/2030	5,326,000	4,967,761
AT&T, Inc.	5.40%	2/15/2034	11,329,000	11,006,165
Frontier Communications Holdings LLC†	5.00%	5/1/2028	5,502,000	4,719,580
Sprint Capital Corp.	6.875%	11/15/2028	5,781,000	6,112,494
Sprint Capital Corp.	8.75%	3/15/2032	9,000,000	10,734,840
T-Mobile USA, Inc.	3.50%	4/15/2025	4,634,000	4,482,395
T-Mobile USA, Inc.	3.875%	4/15/2030	14,614,000	13,344,079
Total				55,367,314

Trucking & Leasing 0.10%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	3,342,000	3,107,508
Total Corporate Bonds (cost $1,525,371,734)				1,445,825,067

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(g) 0.77%

Entertainment 0.11%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(d)	7.754% (3 mo. USD Term SOFR + 2.25%)	7/21/2026	$3,390,011	$3,393,672

Financial 0.03%
LPL Holdings, Inc. 2019 Term Loan B1	7.168% (3 mo. USD Term SOFR + 1.75%)	11/12/2026	950,663	952,921

Lodging 0.24%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.165% (1 mo. USD Term SOFR + 1.75%)	6/22/2026	7,750,000	7,754,457

Media 0.39%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/30/2025	7,608,473	7,619,734
Charter Communications Operating LLC 2019 Term Loan B2	7.081% - 7.12% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	2/1/2027	4,576,227	4,561,378
Total				12,181,112
Total Floating Rate Loans (cost $24,267,299)				24,282,162

FOREIGN GOVERNMENT OBLIGATIONS(d) 4.73%

Bahrain 0.10%
Bahrain Government International Bonds†	6.75%	9/20/2029	3,100,000	3,104,033

Canada 1.67%
CDP Financial, Inc.†	4.25%	7/25/2028	17,854,000	17,563,389
Province of Quebec	3.625%	4/13/2028	36,497,000	35,091,992
Total				52,655,381

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Costa Rica 0.20%
Costa Rica Government International Bonds†	6.55%		4/3/2034	$6,190,000	$6,250,523

Japan 0.31%
Japan Bank for International Cooperation	4.625%		7/19/2028	9,810,000	9,790,847

Mexico 0.24%
Mexico Government International Bonds	4.875%		5/19/2033	7,890,000	7,489,637

Norway 0.66%
Kommunalbanken AS	1.125%		10/26/2026	23,456,000	20,984,118

Panama 0.23%
Panama Government International Bonds	2.252%		9/29/2032	9,666,000	7,359,540

Senegal 0.09%
Senegal Government International Bonds†	6.25%		5/23/2033	3,380,000	2,771,952

South Africa 0.09%
Republic of South Africa Government International Bonds	5.875%		4/20/2032	3,320,000	2,944,126

Sweden 1.04%
Svensk Exportkredit AB	4.125%		6/14/2028	13,100,000	12,873,364
Svensk Exportkredit AB	4.625%		11/28/2025	19,929,000	19,773,945
Total					32,647,309

Turkey 0.10%
Turkey Government International Bonds	4.25%		4/14/2026	3,470,000	3,210,437
Total Foreign Government Obligations (cost $151,580,088)					149,207,903

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.63%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates Class A2	3.123%	#(h)	8/25/2032	13,216,000	11,603,414
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 001 Class XA	2.109%	#(h)	2/25/2032	14,970,957	1,063,981
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	8,521,000	7,182,317
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $20,394,459)					19,849,712

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.96%
Federal Home Loan Banks	5.32% (SOFR + 0.02%)	#	9/19/2023	$39,755,000	$39,754,979
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 5/1/2052	20,266,307	16,980,505
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	5,663,921	5,179,141
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	14,643,034	13,991,348
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	30,968,742	30,272,850
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	32,071,765	25,718,723
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	158,979,242	133,893,407
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	29,855,648	26,210,774
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	21,035,611	19,108,862
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	24,817,652	23,154,952
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	21,989,396	21,516,269
Government National Mortgage Association(i)	3.00%		TBA	49,582,000	43,641,844
Government National Mortgage Association(i)	3.50%		TBA	9,275,000	8,424,671
Government National Mortgage Association(i)	4.00%		TBA	30,398,000	28,346,554
Government National Mortgage Association(i)	4.50%		TBA	38,619,000	36,808,934
Government National Mortgage Association(i)	5.00%		TBA	77,003,000	74,930,483
Government National Mortgage Association(i)	5.50%		TBA	85,588,000	84,725,434
Government National Mortgage Association(i)	6.00%		TBA	76,577,000	76,772,941
Government National Mortgage Association(i)	6.50%		TBA	43,467,000	43,990,876
Uniform Mortgage-Backed Security(i)	2.00%		TBA	10,088,000	8,044,786
Uniform Mortgage-Backed Security(i)	4.00%		TBA	17,930,000	16,568,441
Uniform Mortgage-Backed Security(i)	5.00%		TBA	21,989,000	21,657,593
Uniform Mortgage-Backed Security(i)	5.50%		TBA	50,534,000	50,137,503
Uniform Mortgage-Backed Security(i)	6.00%		TBA	41,361,000	41,453,092
Uniform Mortgage-Backed Security(i)	6.50%		TBA	21,371,000	21,693,234
Total Government Sponsored Enterprises Pass-Throughs (cost $933,944,698)					912,978,196

MUNICIPAL BONDS 0.25%

Government 0.10%
New York City Transitional Finance Authority Future Tax Secured Revenue	1.95%		8/1/2034	4,200,000	3,089,973

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Natural Gas 0.15%
Texas Natural Gas Securitization Finance Corp.	5.102%		4/1/2035	$4,692,000	$4,686,452
Total Municipal Bonds (cost $8,909,861)					7,776,425

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.01%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(h)	12/25/2059	371,611	348,232
Angel Oak Mortgage Trust Series 2021-3 Class A1†	1.068%	#(h)	5/25/2066	4,377,882	3,646,042
Angel Oak Mortgage Trust Series 2022-3 Class A1†	4.00%		1/25/2067	6,350,098	5,830,857
Bank Series 2022-BNK44 Class A5	5.937%	#(h)	11/15/2055	2,830,000	2,895,687
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.381% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	4,168,000	3,370,479
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.735% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	1,832,000	1,335,104
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.858% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	6,580,000	6,470,159
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,881,000	5,921,168
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(h)	3/25/2060	7,925,807	7,397,455
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.113% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	2,480,282	2,423,186
CF Trust Series 2019-BOSS Class A1†	8.608% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	4,660,000	4,441,190
CIM Trust Series 2021-J3 Class A1†	2.50%	#(h)	6/25/2051	10,790,113	8,568,366
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB	0.306%	#(h)	10/10/2047	50,626,000	101,298
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class D†	2.85%		2/10/2049	5,370,000	2,087,251
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	7,400,000	7,073,525
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(h)	7/10/2048	6,234,000	5,837,824
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	1.081%	#(h)	8/10/2047	3,117,249	15,261

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.868%	#(h)	8/10/2047	$12,450,000	$8,840,251
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class D†	4.438%	#(h)	2/10/2048	4,293,000	3,288,021
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(e)	4/25/2065	294,744	291,484
CS Master Trust Series 2021- BLUF Class A†	9.608% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023(j)	3,300,000	3,176,951	(c)
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(h)	2/25/2050	1,152,760	1,068,026
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(h)	8/25/2066	1,293,280	1,077,409
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.18% (1 mo. USD Term SOFR + 0.87%)	#	10/15/2038	3,241,935	3,172,583

Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2022-HQA2 Class M1A†	7.938% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	5,839,404	5,956,012

Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1A†	7.396% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	5,952,011	6,006,432

Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA3 Class M2†	7.388% (30 day USD SOFR Average + 2.10%)	#	10/25/2033	7,725,000	7,653,654

Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA6 Class M2†	6.788% (30 day USD SOFR Average + 1.50%)	#	10/25/2041	6,110,000	5,987,629

Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA7 Class M2†	7.088% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	6,260,000	6,127,214

Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1B†	8.638% (30 day USD SOFR Average + 3.35%)	#	5/25/2042	5,655,000	5,830,985

Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R02 Class 1M2†	8.638% (30 day USD SOFR Average + 3.35%)	#	1/25/2043	6,575,000	6,743,551

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.846% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	$4,200,000	$4,363,130
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.838% (30 day USD SOFR Average + 1.55%)	#	10/25/2041	7,027,000	6,933,596
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.588% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	5,693,229	5,768,266
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(h)	6/25/2051	7,853,054	6,236,065
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(h)	8/25/2051	6,789,626	5,391,603
GCAT Trust Series 2023-NQM1 Class A1†	4.25%	#(h)	10/25/2057	11,718,123	10,710,435
Great Wolf Trust Series 2019-WOLF Class A†	6.459% (1 mo. USD Term SOFR + 1.15%)	#	12/15/2036	4,660,000	4,642,462
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.558% (1 mo. USD Term SOFR + 1.25%)	#	7/15/2035	4,372,469	3,466,228
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.076% (1 mo. USD Term SOFR + 4.76%)	#	5/15/2026	7,288,000	4,556,758
GS Mortgage Securities Corp. Trust Series 2022-ECI Class A†	7.505% (1 mo. USD Term SOFR + 2.19%)	#	8/15/2039	4,290,000	4,301,963
GS Mortgage Securities Trust Series 2014-GC26 Class C	4.662%	#(h)	11/10/2047	135,000	101,122
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	5,647,327	4,484,509
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(h)	1/25/2052	7,801,545	6,207,305
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(h)	2/25/2053	6,004,945	5,158,928
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†	0.723%	#(h)	8/5/2034	19,156,000	2,286

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†	0.665%	#(h)	8/5/2034	$22,024,000	$2,594
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.628% (1 mo. USD Term SOFR + 1.32%)	#	11/15/2035	3,436,000	3,333,349
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(h)	4/25/2052	6,004,540	4,768,170
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	5,594,951	4,649,516
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(h)	1/26/2060	439,408	398,987
PFP Ltd. Series 2023-10 Class A†	7.465% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	5,650,000	5,646,469
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.946% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	11,748,777	11,660,661
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(h)	1/26/2060	195,976	186,360
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	83,639	77,747
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(h)	4/25/2065	2,377,861	2,203,417
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(e)	1/25/2060	699,868	672,152
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(e)	5/25/2065	2,959,042	2,719,161
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(h)	2/25/2066	5,726,190	4,838,338
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(h)	4/25/2065	1,642,920	1,493,590
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class D†	4.131%	#(h)	7/15/2046	3,865,000	770,960
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(h)	9/25/2051	4,400,899	3,500,208
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA	0.693%	#(h)	10/15/2057	51,015,276	175,799
Total Non-Agency Commercial Mortgage-Backed Securities (cost $271,348,095)					252,405,420

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 10.30%
U.S. Treasury Bonds	1.125%	8/15/2040	$74,810,000	$45,961,394
U.S. Treasury Bonds	2.25%	5/15/2041	13,990,000	10,314,346
U.S. Treasury Bonds	3.625%	5/15/2053	70,033,000	63,177,426
U.S. Treasury Bonds	4.375%	8/15/2043	38,699,000	38,602,252
U.S. Treasury Notes	3.875%	8/15/2033	30,068,000	29,534,763
U.S. Treasury Notes	4.00%	6/30/2028	7,784,000	7,691,565
U.S. Treasury Notes	4.25%	5/31/2025	16,375,000	16,176,069
U.S. Treasury Notes	4.625%	6/30/2025	58,997,000	58,674,360
U.S. Treasury Notes	5.00%	8/31/2025	54,217,000	54,373,721
Total U.S. Treasury Obligations (cost $328,692,626)				324,505,896
Total Long-Term Investments (cost $3,726,578,160)				3,586,377,161

SHORT-TERM INVESTMENTS 3.35%

U.S. TREASURY OBLIGATIONS 1.50%
U.S. Treasury Bills (Cost $47,295,032)	Zero Coupon	12/5/2023	47,963,000	47,293,292

REPURCHASE AGREEMENTS 1.85%
Repurchase Agreement dated 8/31/2023, 5.280% due 9/1/2023 with Barclays Bank PLC collateralized by $35,897,000 of U.S. Treasury Note at 4.125% due 8/31/2030; value: $35,699,567; proceeds: $35,004,708 (cost $34,999,575)		34,999,575		34,999,575
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $21,321,100 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2025; value: $23,794,253; proceeds: $23,329,490 (cost $23,327,675)		23,327,675		23,327,675
Total Repurchase Agreements (cost $58,327,250)				58,327,250
Total Short-Term Investments (cost $105,622,282)				105,620,542
Total Investments in Securities 117.13% (cost $3,832,200,442)				3,691,997,703
Other Assets and Liabilities – Net(k) (17.13)%				(539,833,443)
Net Assets 100.00%				$3,152,164,260

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $1,180,709,041, which represents 37.46% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Securities purchased on a when-issued basis.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Maturity date has passed. As of August 31, 2023, an extension is available to June 15, 2024.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at August 31, 2023(1):

Referenced Indexes	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.40(4)(5)	Goldman Sachs	5.00%	6/20/2028	$31,077,000	$342,701	$535,306	$878,007

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $535,306. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2023

Forward Foreign Currency Exchange Contracts at August 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	11/20/2023	22,268,000	$16,960,616	$16,498,545	$462,071

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	9/13/2023	5,053,000	$5,524,598	$5,481,259	$(43,339)
Euro	Buy	Morgan Stanley	9/13/2023	4,615,000	5,077,800	5,006,137	(71,663)
Euro	Buy	State Street Bank and Trust	9/13/2023	7,468,000	8,176,520	8,100,939	(75,581)
Canadian dollar	Sell	Morgan Stanley	11/20/2023	848,000	624,906	628,290	(3,384)
Euro	Sell	Morgan Stanley	9/13/2023	24,906,000	26,903,959	27,016,868	(112,909)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(306,876)

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2023	699	Long	$ 76,931,600	$ 77,610,844	$679,244
U.S. 2-Year Treasury Note	December 2023	2,740	Long	556,693,637	558,424,845	1,731,208
U.S. Long Bond	December 2023	1,313	Long	157,372,909	159,775,688	2,402,779
U.S. Ultra Treasury Bond	December 2023	1,173	Long	148,257,156	151,866,844	3,609,688
Total Unrealized Appreciation on Futures Contracts						$8,422,919

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Euro-Bund	December 2023	65	Short	EUR (8,543,506)	EUR (8,620,950)	$(83,977)
U.S. 10-Year Ultra Treasury Bond	December 2023	2,309	Short	$(264,656,756)	$(268,096,547)	(3,439,791)
U.S. 5-Year Treasury Note	December 2023	1,351	Short	(143,651,745)	(144,451,453)	(799,708)
Total Unrealized Depreciation on Futures Contracts						$(4,323,476)

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$276,559,869	$3,225,745	$279,785,614
Remaining Industries	–	169,760,766	–	169,760,766
Corporate Bonds	–	1,445,825,067	–	1,445,825,067
Floating Rate Loans	–	24,282,162	–	24,282,162
Foreign Government Obligations	–	149,207,903	–	149,207,903
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	19,849,712	–	19,849,712
Government Sponsored Enterprises Pass-Throughs	–	912,978,196	–	912,978,196
Municipal Bonds	–	7,776,425	–	7,776,425
Non-Agency Commercial Mortgage-Backed Securities	–	249,228,469	3,176,951	252,405,420
U.S. Treasury Obligations	–	324,505,896	–	324,505,896
Short-Term Investments
U.S. Treasury Obligations	–	47,293,292	–	47,293,292
Repurchase Agreements	–	58,327,250	–	58,327,250
Total	$–	$3,685,595,007	$6,402,696	$3,691,997,703
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$878,007	$–	$878,007
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	462,071	–	462,071
Liabilities	–	(306,876)	–	(306,876)
Futures Contracts
Assets	8,422,919	–	–	8,422,919
Liabilities	(4,323,476)	–	–	(4,323,476)
Total	$4,099,443	$1,033,202	$–	$5,132,645

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 82.77%

ASSET-BACKED SECURITIES 23.41%

Automobiles 11.92%
Ally Auto Receivables Trust Series 2022-3 Class A2	5.29%	6/16/2025	$16,865,023	$16,839,384
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A Class A†	1.19%	1/15/2027	2,536,903	2,483,898
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	8,005,000	7,625,174
BMW Vehicle Lease Trust Series 2023-1 Class A2	5.27%	2/25/2025	23,179,341	23,119,284
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	13,009,947	12,961,995
CarMax Auto Owner Trust Series 2023-1 Class A2A	5.23%	1/15/2026	16,849,676	16,801,760
Carvana Auto Receivables Trust Series 2020-P1 Class A3	0.44%	6/9/2025	231,798	231,612
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	10,345,469	9,705,065
Carvana Auto Receivables Trust Series 2022-P3 Class A2	4.42%	12/10/2025	11,194,916	11,141,620
CPS Auto Receivables Trust Series 2022-A Class A†	0.98%	4/16/2029	732,541	731,148
CPS Auto Receivables Trust Series 2022-C Class A†	4.18%	4/15/2030	8,529,890	8,475,080
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	25,697,228	25,193,958
Exeter Automobile Receivables Trust Series 2022-4A Class A3	4.33%	2/17/2026	12,267,805	12,240,413
Exeter Automobile Receivables Trust Series 2022-6A Class A2	5.73%	11/17/2025	3,859,854	3,857,555
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%	3/15/2027	32,503,954	31,689,707
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	16,822,831	16,858,098
Flagship Credit Auto Trust Series 2021-2 Class B†	0.93%	6/15/2027	10,000,000	9,725,662
Flagship Credit Auto Trust Series 2022-2 Class A2†	3.28%	8/15/2025	16,700,162	16,644,193
Flagship Credit Auto Trust Series 2022-3 Class A2†	4.06%	10/15/2025	10,548,115	10,500,626
Flagship Credit Auto Trust Series 2023-1 Class A2†	5.38%	12/15/2026	9,964,359	9,916,717
Flagship Credit Auto Trust Series 2023-3 Class A2†	5.89%	7/15/2027	32,730,000	32,714,947
Ford Credit Auto Lease Trust Series 2023-A Class A2A	5.19%	6/15/2025	7,937,768	7,919,629
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	48,600,000	48,206,787
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	46,500,000	44,846,069

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust Series 2021-2 Class A3†	0.81%		5/15/2026	$3,961,353	$3,920,810
GLS Auto Receivables Issuer Trust Series 2021-1A Class C†	1.20%		1/15/2027	5,810,038	5,757,617
GLS Auto Receivables Issuer Trust Series 2021-3A Class B†	0.78%		11/17/2025	14,139,406	14,026,806
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%		9/15/2026	25,348,000	24,367,879
GLS Auto Receivables Trust Series 2021-2A Class C†	1.08%		6/15/2026	20,983,206	20,536,624
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27%		6/20/2025	7,386,807	7,366,157
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A	5.19%		3/16/2026	37,746,759	37,622,123
Hertz Vehicle Financing III LLC Series 2022-1A Class A†	1.99%		6/25/2026	12,150,000	11,388,456
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%		12/26/2025	27,730,000	26,264,253
Honda Auto Receivables Owner Trust Series 2022-2 Class A2	3.81%		3/18/2025	40,172,168	39,905,381
Honda Auto Receivables Owner Trust Series 2022-C Class A2A	3.83%		8/15/2025	38,497,079	38,235,568
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A†	5.20%		4/15/2025	7,676,685	7,653,886
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A2	5.09%		1/15/2026	7,252,157	7,223,528
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	6.289% (30 day USD SOFR Average + 1.10%)	#	3/15/2028	19,850,000	19,960,215
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	34,360,000	32,609,688
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%		7/14/2028	34,347,000	31,010,491
PenFed Auto Receivables Owner Trust Series 2022-A Class A2†	3.83%		12/16/2024	2,608,043	2,601,127
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3†	0.33%		10/15/2025	4,323,953	4,292,999
Santander Drive Auto Receivables Trust Series 2021-2 Class C	0.90%		6/15/2026	6,741,768	6,671,394
Santander Drive Auto Receivables Trust Series 2022-2 Class A3	2.98%		10/15/2026	39,017,058	38,660,138

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%		2/16/2027	$11,520,000	$11,529,309
Santander Retail Auto Lease Trust Series 2021-A Class B†	0.92%		3/20/2026	24,305,000	23,779,730
Santander Retail Auto Lease Trust Series 2021-B Class B†	0.84%		6/20/2025	4,900,000	4,759,669
Santander Retail Auto Lease Trust Series 2021-C Class A3†	0.50%		3/20/2025	6,553,365	6,508,215
Santander Retail Auto Lease Trust Series 2021-C Class C†	1.11%		3/20/2026	14,400,000	13,849,557
Santander Retail Auto Lease Trust Series 2022-A Class A2†	0.97%		3/20/2025	5,379,314	5,354,553
Tesla Auto Lease Trust Series 2021-A Class A3†	0.56%		3/20/2025	8,047,916	8,026,772
Tesla Auto Lease Trust Series 2021-A Class B†	1.02%		3/20/2025	22,250,000	21,988,923
Tricolor Auto Securitization Trust Series 2022-1A Class A†	3.30%		2/18/2025	4,371,034	4,353,495
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%		8/17/2026	4,407,053	4,398,246
Volkswagen Auto Lease Trust Series 2022-A Class A3	3.44%		7/21/2025	39,700,000	39,077,214
Westlake Automobile Receivables Trust Series 2021-1A Class C†	0.95%		3/16/2026	82,267,850	80,904,400
Westlake Automobile Receivables Trust Series 2021-2A Class D†	1.23%		12/15/2026	30,025,000	28,028,202
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%		7/15/2026	28,300,000	28,286,662
World Omni Automobile Lease Securitization Trust Series 2022-A Class A3	3.21%		2/18/2025	23,900,000	23,582,109
Total					1,064,932,577

Other 11.28%
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	9,713,259	9,522,943
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	18,196,340	16,065,639
Atalaya Equipment Leasing Trust Series 2021-1A Class A2†	1.23%		5/15/2026	8,354,150	8,222,739
Atrium IX Series 9A Class AR2†	6.64% (3 mo. USD Term SOFR + 1.25%)	#	5/28/2030	39,680,548	39,606,789
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	4,476,254	4,413,203

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BDS Ltd. Series 2020-FL5 Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	2/16/2037	$1,494,154	$1,479,972
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1A†	6.678% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2031	15,000,000	14,964,138
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.568% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	56,099,130	55,858,039
CBAM Ltd. Series 2019-9A Class A†	6.85% (3 mo. USD Term SOFR + 1.54%)	#	2/12/2030	18,517,802	18,504,451
Dell Equipment Finance Trust Series 2021-2 Class B†	0.81%		12/22/2026	10,880,000	10,513,678
Dell Equipment Finance Trust Series 2021-2 Class C†	0.94%		12/22/2026	7,370,000	7,121,659
Dell Equipment Finance Trust Series 2021-2 Class D†	1.21%		6/22/2027	6,980,000	6,732,124
DLLAA LLC Series 2023-1A Class A2†	5.93%		7/20/2026	46,000,000	46,064,441
Flatiron CLO Ltd. Series 2017-1A Class AR†	6.606% (3 mo. USD Term SOFR + 1.24%)	#	5/15/2030	11,603,746	11,573,360
FS Rialto Series 2021-FL2 Class A†	6.647% (1 mo. USD Term SOFR + 1.33%)	#	5/16/2038	13,433,547	13,124,430
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.557% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	47,549,609	47,408,405
Galaxy XXIII CLO Ltd. Series 2017-23A Class AR†	6.477% (3 mo. USD Term SOFR + 1.13%)	#	4/24/2029	39,957,580	39,829,142
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 Class A4†	1.04%		9/15/2027	14,000,000	12,777,944
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.477% (1 mo. USD Term SOFR + 1.16%)	#	6/16/2036	13,634,006	13,401,049
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	18,725,000	18,642,938
KREF Ltd. Series 2021-FL2 Class A†	6.498% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	36,710,000	36,252,043
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	19,505,363
LFT CRE Ltd. Series 2021-FL1 Class A†	6.595% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	30,570,000	30,179,753

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LFT CRE Ltd. Series 2021-FL1 Class B†	7.175% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	$41,120,000	$39,416,433
LMREC LLC Series 2021-CRE4 Class A†	6.48% (1 mo. USD Term SOFR + 1.16%)	#	4/22/2037	4,749,023	4,734,896
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.507% (3 mo. USD Term SOFR + 1.16%)	#	7/23/2029	55,666,955	55,461,797
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.595% (3 mo. USD Term SOFR + 1.26%)	#	7/21/2030	48,270,781	48,195,571
Marlette Funding Trust Series 2021-2A Class B†	1.06%		9/15/2031	3,524,352	3,487,101
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	32,611,280	31,797,306
MF1 Ltd. Series 2021-FL6 Class A†	6.526% (1 mo. USD Term SOFR + 1.21%)	#	7/16/2036	24,589,022	24,127,978
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.588% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	64,412,953	64,277,835
Octagon Investment Partners 31 LLC Series 2017-1A Class AR†	6.638% (3 mo. USD Term SOFR + 1.31%)	#	7/20/2030	43,689,098	43,637,114
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	48,069,930	47,928,061
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	17,724,997	17,332,383
PFS Financing Corp. Series 2020-E Class A†	1.00%		10/15/2025	41,275,000	41,026,021
Regatta Funding LP Series 2013-2A Class A1R3†	6.42% (3 mo. USD Term SOFR + 1.11%)	#	1/15/2029	30,327,567	30,312,154
Regatta VIII Funding Ltd. Series 2017-1A Class A†	6.82% (3 mo. USD Term SOFR + 1.51%)	#	10/17/2030	15,413,468	15,396,625
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.598% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	39,211,138	39,083,882
Theorem Funding Trust Series 2021-1A Class A†	1.21%		12/15/2027	79,124	78,947
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	19,900,000	19,806,140
Total					1,007,864,486

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Rec Vehicle Loan 0.05%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	$4,442,073	$4,343,442

Student Loan 0.16%
Navient Private Education Refi Loan Trust Series 2020-EA Class A†	1.69%		5/15/2069	16,202,241	14,517,244
Total Asset-Backed Securities (cost $2,122,899,123)					2,091,657,749

CORPORATE BONDS 50.46%

Aerospace/Defense 0.34%
Boeing Co.	1.433%		2/4/2024	30,630,000	30,043,703

Agriculture 0.35%
Philip Morris International, Inc.	5.125%		11/15/2024	31,580,000	31,438,119

Auto Manufacturers 4.22%
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	28,926,000	28,897,619
General Motors Financial Co., Inc.	5.10%		1/17/2024	36,347,000	36,234,991
General Motors Financial Co., Inc.	5.917% (SOFR + 0.62%)	#	10/15/2024	44,943,000	44,809,202
General Motors Financial Co., Inc.	6.535% (SOFR + 1.20%)	#	11/17/2023	41,986,000	42,042,233
Hyundai Capital America†	0.80%		1/8/2024	99,652,000	97,929,156
Hyundai Capital America†	1.25%		9/18/2023	15,532,000	15,502,099
Hyundai Capital America†	3.40%		6/20/2024	9,066,000	8,877,486
Hyundai Capital America†	5.80%		6/26/2025	26,465,000	26,514,215
Hyundai Capital America†	6.485% (SOFR + 1.15%)	#	8/4/2025	40,797,000	40,832,263
Mercedes-Benz Finance North America LLC†	6.174% (SOFR + 0.93%)	#	3/30/2025	35,099,000	35,349,940
Total					376,989,204

Banks 33.74%
ANZ New Zealand International Ltd. (United Kingdom)†(a)	5.935% (SOFR + 0.60%)	#	2/18/2025	17,916,000	17,894,927
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	6.012% (SOFR + 0.75%)	#	7/3/2025	26,195,000	26,261,339
Bank of America Corp.	2.015% (3 mo. USD Term SOFR + 0.90%)	#	2/13/2026	20,717,000	19,547,710
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	10,000,000	9,617,270

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%)	#	10/1/2025		$43,877,000	$42,520,901
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%)	#	3/15/2025		30,943,000	30,509,841
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025		27,670,000	27,279,019
Bank of America Corp.	5.996% (SOFR + 0.66%)	#	2/4/2025		45,370,000	45,340,686
Bank of Ireland Group PLC (Ireland)†(a)	4.50%		11/25/2023		69,084,000	68,756,663
Bank of Montreal (Canada)(a)	5.20%		12/12/2024		24,987,000	24,857,412
Bank of Montreal (Canada)(a)	5.549% (SOFR + 0.35%)	#	12/8/2023		10,173,000	10,173,407
Bank of Montreal (Canada)(a)	5.909% (SOFR + 0.71%)	#	3/8/2024		53,961,000	54,032,861
Bank of Nova Scotia (Canada)(a)	5.25%		12/6/2024		44,634,000	44,408,544
Bank of Nova Scotia (Canada)(a)	5.768% (SOFR + 0.55%)	#	9/15/2023		67,842,000	67,850,983
Bank of Nova Scotia (Canada)(a)	6.294% (SOFR + 1.09%)	#	6/12/2025		43,743,000	43,901,443
Barclays PLC (United Kingdom)(a)	3.932% (3 mo. USD LIBOR + 1.61%)	#	5/7/2025		16,553,000	16,316,313
Barclays PLC (United Kingdom)(a)	5.304% (1 yr. CMT + 2.30%)	#	8/9/2026		11,168,000	11,008,455
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026		21,514,000	22,011,117
Barclays PLC (United Kingdom)(a)	7.75% (5 yr. USD Swap + 4.84%)	#	–	(b)	32,792,000	32,871,688
BBVA Bancomer SA†	4.375%		4/10/2024		2,253,000	2,230,311
BNP Paribas SA (France)†(a)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025		33,231,000	31,904,480
BNP Paribas SA (France)†(a)	4.705% (3 mo. USD Term SOFR + 2.50%)	#	1/10/2025		40,696,000	40,476,346
BPCE SA (France)†(a)	4.625%		7/11/2024		13,498,000	13,264,801
BPCE SA (France)†(a)	5.15%		7/21/2024		34,141,000	33,733,066
BPCE SA (France)†(a)	5.70%		10/22/2023		51,130,000	51,039,634
BPCE SA (France)†(a)	5.865% (SOFR + 0.57%)	#	1/14/2025		27,056,000	26,950,163
BPCE SA (France)†(a)	6.78% (3 mo. USD LIBOR + 1.24%)	#	9/12/2023		18,134,000	18,136,929
Canadian Imperial Bank of Commerce (Canada)(a)	5.144%		4/28/2025		15,693,000	15,569,015

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Canadian Imperial Bank of Commerce (Canada)(a)	5.722% (SOFR + 0.42%)	#	10/18/2024	$13,509,000	$13,469,750
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%)	#	4/24/2025	63,196,000	62,044,073
Commonwealth Bank of Australia (Australia)†(a)	5.96% (SOFR + 0.75%)	#	3/13/2026	43,886,000	43,941,945
Credit Suisse AG	2.95%		4/9/2025	8,386,000	7,967,715
Credit Suisse AG	5.726% (SOFR + 0.39%)	#	2/2/2024	34,499,000	34,387,411
Danske Bank AS (Denmark)†(a)	3.875%		9/12/2023	45,195,000	45,174,796
Danske Bank AS (Denmark)†(a)	5.375%		1/12/2024	90,403,000	90,074,147
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	34,355,000	34,391,803
Danske Bank AS (Denmark)†(a)	6.60% (3 mo. USD LIBOR + 1.06%)	#	9/12/2023	2,800,000	2,800,138
DNB Bank ASA (Norway)†(a)	2.968% (SOFR + 0.81%)	#	3/28/2025	22,826,000	22,441,273
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	16,363,000	15,670,675
Goldman Sachs Group, Inc.	5.804% (SOFR + 0.49%)	#	10/21/2024	63,161,000	63,082,745
Goldman Sachs Group, Inc.	6.017% (SOFR + 0.70%)	#	1/24/2025	22,699,000	22,670,320
Goldman Sachs Group, Inc.	6.40% (SOFR + 1.07%)	#	8/10/2026	43,667,000	43,682,801
Goldman Sachs Group, Inc.	6.608% (SOFR + 1.39%)	#	3/15/2024	23,098,000	23,193,412
HSBC Holdings PLC (United Kingdom)(a)	3.803% (3 mo. USD Term SOFR + 1.47%)	#	3/11/2025	100,581,000	99,347,087
ING Groep NV (Netherlands)(a)	3.869% (SOFR + 1.64%)	#	3/28/2026	22,055,000	21,364,781
Intesa Sanpaolo SpA (Italy)(a)	5.25%		1/12/2024	33,000,000	32,882,317
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	23,567,000	23,151,052
JPMorgan Chase & Co.	5.546% (SOFR + 1.07%)	#	12/15/2025	70,914,000	70,695,445
Lloyds Banking Group PLC (United Kingdom)(a)	3.87% (1 yr. CMT + 3.50%)	#	7/9/2025	10,446,000	10,249,529

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(a)	3.90%		3/12/2024	$24,884,000	$24,613,015
Macquarie Group Ltd. (Australia)†(a)	6.207%		11/22/2024	86,276,000	86,332,545
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)’	6.73% (SOFR + 1.44%)	#	4/17/2026	35,250,000	35,482,611
Morgan Stanley	0.864% (SOFR + 0.75%)	#	10/21/2025	10,310,000	9,707,431
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	55,387,000	54,554,629
Morgan Stanley	5.785% (SOFR + 0.46%)	#	1/25/2024	94,617,000	94,609,614
Morgan Stanley	5.953% (SOFR + 0.63%)	#	1/24/2025	54,477,000	54,392,724
Morgan Stanley Bank NA	6.096% (SOFR + 0.78%)	#	7/16/2025	30,508,000	30,526,703
NatWest Group PLC (United Kingdom)(a)	4.269% (3 mo. USD LIBOR + 1.76%)	#	3/22/2025	110,860,000	109,637,719
NatWest Markets PLC (United Kingdom)†(a)	5.865% (SOFR + 0.53%)	#	8/12/2024	22,842,000	22,763,970
NatWest Markets PLC (United Kingdom)†(a)	6.687% (SOFR + 1.45%)	#	3/22/2025	40,000,000	40,293,843
Royal Bank of Canada (Canada)(a)	4.95%		4/25/2025	39,524,000	39,122,408
Royal Bank of Canada (Canada)(a)	6.391% (SOFR + 1.08%)	#	7/20/2026	43,671,000	43,693,592
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.089% (SOFR + 0.79%)	#	3/15/2025	12,444,000	12,066,443
Santander U.K. Group Holdings PLC (United Kingdom)(a)	4.796% (3 mo. USD LIBOR + 1.57%)	#	11/15/2024	50,488,000	50,341,179
Standard Chartered PLC (United Kingdom)†(a)	3.785% (3 mo. USD LIBOR + 1.56%)	#	5/21/2025	35,271,000	34,623,719
Standard Chartered PLC (United Kingdom)†(a)	5.20%		1/26/2024	30,000,000	29,835,863
State Street Corp.	6.18% (SOFR + 0.85%)	#	8/3/2026	43,600,000	43,574,326
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	6.592% (SOFR + 1.30%)	#	7/13/2026	21,769,000	21,911,373
Svenska Handelsbanken AB (Sweden)†(a)	6.468% (SOFR + 1.25%)	#	6/15/2026	39,406,000	39,775,226

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Swedbank AB (Sweden)†(a)	6.598% (SOFR + 1.38%)	#	6/15/2026	$41,440,000	$41,805,193
Toronto-Dominion Bank (Canada)(a)	3.766%		6/6/2025	21,057,000	20,455,039
Toronto-Dominion Bank (Canada)(a)	4.285%		9/13/2024	63,599,000	62,673,886
Toronto-Dominion Bank (Canada)(a)	5.552% (SOFR + 0.35%)	#	9/10/2024	4,700,000	4,687,662
Toronto-Dominion Bank (Canada)(a)	6.378% (SOFR + 1.08%)	#	7/17/2026	43,611,000	43,651,386
Truist Financial Corp.	3.75%		12/6/2023	7,129,000	7,089,666
Truist Financial Corp.	5.601% (SOFR + 0.40%)	#	6/9/2025	34,327,000	33,479,131
UBS AG (United Kingdom)†(a)	0.70%		8/9/2024	24,006,000	22,905,054
UBS AG (Switzerland)(a)	5.125%		5/15/2024	36,443,000	36,017,965
UBS Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%)	#	6/5/2026	24,728,000	23,046,296
UBS Group AG (Switzerland)†(a)	2.593% (SOFR + 1.56%)	#	9/11/2025	12,887,000	12,431,687
UBS Group AG (Switzerland)(a)	3.75%		3/26/2025	52,019,000	50,287,784
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	33,697,000	32,740,873
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	69,639,000	69,857,157
Wells Fargo Bank NA	6.394% (SOFR + 1.06%)	#	8/7/2026	44,218,000	44,388,268
Total					3,014,524,519

Biotechnology 0.05%
Amgen, Inc.	5.25%		3/2/2025	4,114,000	4,099,028

Computers 0.22%
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	19,673,000	19,698,609

Diversified Financial Services 2.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.50%		9/15/2023	4,799,000	4,796,715
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024	45,000,000	44,784,318
Aircastle Ltd.	4.125%		5/1/2024	9,876,000	9,708,192
Aircastle Ltd.	4.40%		9/25/2023	8,000,000	7,987,303
American Express Co.	6.265% (SOFR + 0.93%)	#	3/4/2025	36,253,000	36,425,622
Aviation Capital Group LLC†	4.375%		1/30/2024	18,412,000	18,220,765

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	3.95%		7/1/2024	$11,827,000	$11,541,482
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	21,534,000	21,499,842
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	37,973,000	37,502,516
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024	22,918,000	22,770,351
Total					215,237,106

Electric 2.94%
American Electric Power Co., Inc.	5.699%		8/15/2025	9,376,000	9,388,237
CenterPoint Energy, Inc.	5.985% (SOFR + 0.65%)	#	5/13/2024	43,573,000	43,566,431
Comision Federal de Electricidad (Mexico)†(a)	4.875%		1/15/2024	30,753,000	30,640,656
Dominion Energy, Inc.	6.082% (3 mo. USD LIBOR + 0.53%)	#	9/15/2023	33,869,000	33,869,201
Jersey Central Power & Light Co.†	4.70%		4/1/2024	14,500,000	14,364,865
Monongahela Power Co.†	4.10%		4/15/2024	13,665,000	13,528,195
NextEra Energy Capital Holdings, Inc.	2.94%		3/21/2024	39,795,000	39,128,090
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	4,898,000	4,833,672
NextEra Energy Capital Holdings, Inc.	5.735% (SOFR + 0.40%)	#	11/3/2023	57,251,000	57,271,178
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	8,790,000	8,815,138
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	7,428,000	7,461,682
Total					262,867,345

Health Care-Products 0.56%
GE HealthCare Technologies, Inc.	5.55%		11/15/2024	50,475,000	50,361,631

Insurance 2.08%
Brighthouse Financial Global Funding†	6.05% (SOFR + 0.76%)	#	4/12/2024	32,460,000	32,241,761
GA Global Funding Trust†	0.80%		9/13/2024	37,195,000	34,987,967
GA Global Funding Trust†	1.25%		12/8/2023	16,847,000	16,624,341
GA Global Funding Trust†	5.71% (SOFR + 0.50%)	#	9/13/2024	7,486,000	7,368,617
GA Global Funding Trust†	6.641% (SOFR + 1.36%)	#	4/11/2025	45,784,000	45,211,035
Jackson National Life Global Funding†	6.404% (SOFR + 1.15%)	#	6/28/2024	49,131,000	49,160,357
Total					185,594,078

Lodging 0.12%
Hyatt Hotels Corp.	1.80%		10/1/2024	11,059,000	10,590,888

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.73%
Charter Communications Operating LLC/Charter Communications Operating Capital	7.284% (3 mo. USD Term SOFR + 1.91%)	#	2/1/2024	$65,224,000	$65,495,945

Mining 0.62%
Glencore Funding LLC†	4.625%		4/29/2024	55,531,000	55,060,645

Miscellaneous Manufacturing 0.22%
Parker-Hannifin Corp.	3.65%		6/15/2024	19,759,000	19,424,056

Oil & Gas 0.10%
Ovintiv, Inc.	5.65%		5/15/2025	9,308,000	9,287,293

Pharmaceuticals 0.51%
Bayer U.S. Finance II LLC†	6.562% (3 mo. USD LIBOR + 1.01%)	#	12/15/2023	14,368,000	14,377,451
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.65%		5/19/2025	31,619,000	31,298,912
Total					45,676,363

Pipelines 0.84%
Enbridge, Inc. (Canada)(a)	5.965% (SOFR + 0.63%)	#	2/16/2024	31,647,000	31,672,447
TransCanada PipeLines Ltd. (Canada)(a)	6.721% (SOFR + 1.52%)	#	3/9/2026	43,659,000	43,766,754
Total					75,439,201

REITS 0.15%
Public Storage Operating Co.	5.927% (SOFR + 0.60%)	#	7/25/2025	13,071,000	13,106,644

Telecommunications 0.26%
AT&T, Inc.	5.539%		2/20/2026	23,687,000	23,659,529
Total Corporate Bonds (cost $4,525,430,644)					4,508,593,906

FLOATING RATE LOANS(c) 3.90%

Chemicals 0.75%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.971%		2/1/2024	67,148,254	66,896,448

Diversified Financial Services 0.32%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	7.288% (3 mo. USD LIBOR + 1.75%)		10/6/2023	28,486,322	28,512,957

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.39%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.545%		9/30/2024	$35,239,957	$35,261,981

Media 1.08%
Charter Communications Operating LLC 2019 Term Loan B1	7.081% - 7.12% (3 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/30/2025	96,602,265	96,745,237

Pipelines 0.27%
Targa Resources Corp. Term Loan	6.806% (1 mo. USD Term SOFR + 1.75%)		7/11/2025	24,400,000	24,445,750

Real Estate Investment Trusts 0.45%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.431% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	40,000,000	39,900,000

Semiconductors 0.64%
Marvell Technology Group Ltd. 2020 3 Year Term Loan A	6.665% (1 mo. USD Term SOFR + 1.25%)		12/7/2023	56,525,000	56,736,969
Total Floating Rate Loans (cost $348,551,704)					348,499,342

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.23%
BX Trust Series 2021-ARIA Class A†	6.324% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	9,304,000	9,076,875
BXHPP Trust Series 2021-FILM Class A†	6.075% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	25,000,000	23,573,848
BXMT Ltd. Series 2020-FL2 Class A†	6.328% (1 mo. USD Term SOFR + 1.01%)	#	2/15/2038	19,824,427	19,055,735
BXMT Ltd. Series 2021-FL4 Class A†	6.478% (1 mo. USD Term SOFR + 1.16%)	#	5/15/2038	24,356,000	23,168,036
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	6.138% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	12,201,126	12,009,864
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA4 Class M1†	6.238% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	10,362,006	10,160,763

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA1 Class M1A†	6.288% (30 day USD SOFR Average + 1.00%)	#	1/25/2042	$21,799,628	$21,578,898
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	6.188% (30 day USD SOFR Average + 0.90%)	#	11/25/2041	13,757,632	13,718,047
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M1†	6.038% (30 day USD SOFR Average + 0.75%)	#	10/25/2041	4,221,434	4,208,540
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.488% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	18,668,524	18,579,975
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M1†	6.088% (30 day USD SOFR Average + 0.80%)	#	10/25/2041	1,846,524	1,839,878
Freddie Mac STACR REMIC Trust Series 2021-HQA2 Class M1†	5.988% (30 day USD SOFR Average + 0.70%)	#	12/25/2033	1,879,070	1,872,728
Great Wolf Trust Series 2019-WOLF Class A†	6.459% (1 mo. USD Term SOFR + 1.15%)	#	12/15/2036	14,400,000	14,345,804
GS Mortgage Securities Corp. Trust Series 2018-HULA Class A†	6.543% (1 mo. USD Term SOFR + 1.22%)	#	7/15/2025	15,002,270	14,904,247
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.576% (1 mo. USD Term SOFR + 1.26%)	#	5/15/2026	40,000,000	35,717,540
Hilton Orlando Trust Series 2018-ORL Class A†	6.378% (1 mo. USD Term SOFR + 1.07%)	#	12/15/2034	9,095,000	9,013,457
KIND Trust Series 2021-KIND Class A†	6.375% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	24,572,407	23,719,096
VASA Trust Series 2021-VASA Class A†	6.326% (1 mo. USD Term SOFR + 1.01%)	#	7/15/2039	36,250,000	32,126,233
Total Non-Agency Commercial Mortgage-Backed Securities (cost $302,492,473)					288,669,564

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 1.77%
U.S. Treasury Notes	4.25%	5/31/2025	$89,090,000	$88,007,695
U.S. Treasury Notes	4.625%	6/30/2025	18,574,000	18,472,423
U.S. Treasury Notes	5.00%	8/31/2025	51,000,000	51,147,422
Total U.S. Treasury Obligations (cost $157,676,873)				157,627,540
Total Long-Term Investments (cost $7,457,050,817)				7,395,048,101

SHORT-TERM INVESTMENTS 17.35%

COMMERCIAL PAPER 14.14%

Beverages 0.10%
Bacardi-Martini BV†	6.017%	9/27/2023	9,247,000	9,207,598

Capital Markets 0.56%
Brookfield Corporate Treasury Ltd.†	5.837%	9/5/2023	50,000,000	49,968,056

Chemicals 0.37%
FMC Corp.†	6.034%	9/1/2023	33,144,000	33,144,000

Commercial Services 0.37%
QUANTA SERVICES, Inc.†	5.945%	9/7/2023	33,195,000	33,162,635

Electric 0.82%
AES Corp.	6.303%	11/6/2023	31,770,000	31,402,759
RWE AG†	6.174%	10/20/2023	42,453,000	42,106,300
Total				73,509,059

Equity Real Estate 0.43%
Crown Castle, Inc.†	6.152%	10/5/2023	38,675,000	38,454,746

Finance 2.41%
Aviation Capital Group LLC†	6.182%	9/11/2023	3,000,000	2,994,933
Brookfield Infrastructure Holdings Canada, Inc.	6.289%	11/2/2023	70,748,000	70,055,165
Brookfield Infrastructure Holdings Canada, Inc.	6.485%	10/5/2023	76,435,000	75,987,430
Intercontinental Exchange, Inc.†	5.553%	9/5/2023	66,414,000	66,373,635
Total				215,411,163

Health Care-Services 1.51%
CommonSpirit Health	6.346%	9/21/2023	51,918,000	51,739,172
CommonSpirit Health	6.348%	10/4/2023	22,910,000	22,779,795
CommonSpirit Health	6.354%	10/25/2023	60,522,000	59,959,145
Total				134,478,112

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 2.79%
Canadian Natural Resources Ltd.†	6.215%	9/13/2023	$57,000,000	$56,884,100
Marathon Oil Corp.†	6.381%	9/29/2023	90,344,000	89,904,125
Ovintiv, Inc.	6.158%	9/20/2023	52,750,000	52,581,566
Ovintiv, Inc.	6.377%	9/20/2023	50,000,000	49,835,070
Total				249,204,861

Pharmaceuticals 1.64%
Bayer Corp.†	6.059%	9/14/2023	3,901,000	3,892,801
Bayer Corp.†	6.349%	7/8/2024	21,331,000	20,237,687
Bayer Corp.†	6.372%	7/8/2024	81,379,000	77,207,946
Bayer Corp.†	6.373%	7/9/2024	24,000,000	22,766,154
Bayer Corp.†	6.385%	7/9/2024	24,000,000	22,766,154
Total				146,870,742

Pipelines 2.06%
Energy Transfer LP	5.831%	9/1/2023	92,976,000	92,976,000
Targa Resources Corp.†	6.269%	9/25/2023	53,034,000	52,816,560
Targa Resources Corp.†	6.273%	9/27/2023	38,441,000	38,270,258
Total				184,062,818

Retail 0.16%
Alimentation Couche-Tard, Inc.†	5.615%	9/6/2023	13,887,000	13,876,334

Telecommunications 0.92%
AT&T, Inc.†	5.837%	12/19/2023	83,444,000	82,007,256
Total Commercial Paper (cost $1,263,383,047)				1,263,357,380

U.S. TREASURY OBLIGATIONS 3.07%
U.S. Treasury Bills	Zero Coupon	10/19/2023	180,000,000	178,730,100
U.S. Treasury Bills	Zero Coupon	11/24/2023	97,192,000	95,988,320
Total U.S. Treasury Obligations (cost $274,801,607)				274,718,420

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.14%
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $13,234,500 of U.S. Treasury Note at 3.500% due 9/15/2025; value: $12,881,408; proceeds: $12,629,744 (cost $12,628,761)			$12,628,761	$12,628,761
Total Short-Term Investments (cost $1,550,813,415)				1,550,704,561
Total Investments in Securities 100.12% (cost $9,007,864,232)				8,945,752,662
Other Assets and Liabilities – Net(d) (0.12)%				(11,060,229)
Net Assets 100.00%				$8,934,692,433

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2023, the total value of Rule 144A securities was $4,408,552,237, which represents 49.34% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2023.
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at August 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2023	5,326	Long	$1,082,098,625	$1,085,463,768	$3,365,143

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$2,091,657,749	$–	$2,091,657,749
Corporate Bonds	–	4,508,593,906	–	4,508,593,906
Floating Rate Loans	–	348,499,342	–	348,499,342
Non-Agency Commercial Mortgage-Backed Securities	–	288,669,564	–	288,669,564
U.S. Treasury Obligations	–	157,627,540	–	157,627,540
Short-Term Investments
Commercial Paper	–	1,263,357,380	–	1,263,357,380
U.S. Treasury Obligations	–	274,718,420	–	274,718,420
Repurchase Agreements	–	12,628,761	–	12,628,761
Total	$–	$8,945,752,662	$–	$8,945,752,662
Other Financial Instruments
Futures Contracts
Assets	$3,365,143	$–	$–	$3,365,143
Liabilities	–	–	–	–
Total	$3,365,143	$–	$–	$3,365,143

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	327

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Notes to Schedule of Investments (unaudited)(continued)

Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of August 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2023, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Floating Rate Fund	$50,948,802	$52,389,550
High Yield Fund	6,366,361	6,848,956

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the period ended August 31, 2023:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Value at 11/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 8/31/2023	Shares as of 8/31/2023	Dividend Income
Lord Abbett Investment Trust - Convertible Fund-Class I	$86,596,052	$1,199,572	$(65,389,599)	$(2,716,653)	$980,222	$20,669,594	1,676,366	$1,199,572
Lord Abbett Investment Trust - Core Fixed Income Fund-Class I	336,026,112	9,886,517	(25,154,624)	(6,036,601)	(285,565)	314,435,839	34,364,573	11,128,960
Lord Abbett Research Fund, Inc. - Dividend Growth Fund-Class I	390,857,691	21,527,620	(32,971,370)	19,874,980 (a)	523,947	382,584,795	20,231,877	3,055,004
Lord Abbett Global Fund, Inc. - Emerging Markets Bond Fund-Class I	79,837,486	2,618,631	(9,973,000)	(3,346,093)	3,580,526	72,717,550	18,316,763	2,982,484
Lord Abbett Securities Trust - Fundamental Equity Fund-Class I	376,143,288	15,636,883	(32,450,369)	3,064,981	5,542,952	367,937,735	28,611,021	–
Lord Abbett Securities Trust - Growth Leaders Fund-Class I	171,305,666	6,768,146	(16,673,686)	(8,143,704)	32,586,828	185,843,250	5,769,738	–
Lord Abbett Investment Trust - High Yield Fund-Class I	152,624,937	5,877,528	(38,296,415)	(3,504,229)	2,285,046	118,986,867	19,284,743	6,584,269
Lord Abbett Investment Trust - Income Fund-Class I	–	119,459,524	(4,088,699)	(99,458)	(1,379,464)	113,891,903	47,653,516	1,410,283
Lord Abbett Investment Trust - Inflation Focused Fund-Class I	79,340,291	26,345,082	(30,065,834)	(1,192,002)	(404,675)	74,022,862	6,476,191	2,418,838

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Value at 11/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 8/31/2023	Shares as of 8/31/2023	Dividend Income
Lord Abbett Securities Trust - International Equity Fund-Class I	$87,011,638	$1,887,443	$(5,012,082)	$(631,048)	$3,099,729	$86,355,680	6,354,355	$1,887,443
Lord Abbett Securities Trust - International Value Fund-Class I	73,728,784	1,908,975	(4,491,001)	(364,699)	4,994,733	75,776,792	10,281,790	1,908,975
Lord Abbett Investment Trust - Short Duration Income Fund-Class I	–	21,745,559	(4,953,452)	(34,887)	(200,284)	16,556,936	4,334,276	498,085
Lord Abbett Investment Trust - Ultra Short Bond Fund - Class I	258,664,644	6,254,389	(175,501,893)	734,540	1,346,349	91,498,029	9,242,225	5,598,042
Total				$(2,394,873)	$52,670,344	$1,921,277,832		$38,671,955

(a)	Includes $17,228,073 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Value at 11/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 8/31/2023	Shares as of 8/31/2023	Dividend Income
Lord Abbett Investment Trust - Convertible Fund - Class I	$38,707,231	$465,049	$(35,893,226)	$(1,373,875)	$745,499	$2,650,678	214,978	$465,049
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	307,364,715	8,971,406	(33,463,869)	(6,893,956)	1,271,983	277,250,279	30,300,577	10,067,484
Lord Abbett Research Fund, Inc. - Dividend Growth Fund-Class I	106,682,889	6,757,377	(18,910,101)	5,692,901 (a)	(934,514)	94,538,394	4,999,386	797,248
Lord Abbett Global Fund, Inc. - Emerging Markets Bond Fund - Class I	33,375,023	1,043,289	(6,603,329)	(1,422,025)	1,532,792	27,925,750	7,034,194	1,183,104
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	113,700,699	1,209,971	(22,849,580)	2,905,095	(1,226,971)	93,739,214	7,289,208	–
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	48,233,031	700,000	(13,195,205)	(9,163,191)	14,166,351	40,740,986	1,264,855	–
Lord Abbett Investment Trust - High Yield Fund - Class I	104,317,957	3,788,549	(35,153,114)	(5,608,472)	4,861,956	72,206,876	11,702,897	4,217,653
Lord Abbett Investment Trust - Income Fund - Class I	–	54,046,291	(2,967,514)	(71,697)	(611,352)	50,395,728	21,086,079	642,422

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Value at 11/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 8/31/2023	Shares as of 8/31/2023	Dividend Income
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	$56,956,034	$11,706,421	$(17,731,545)	$(42,036)	$(1,023,613)	$49,865,261	4,362,665	$1,716,606
Lord Abbett Securities Trust - International Equity Fund - Class I	44,225,320	959,329	(3,809,000)	(320,590)	1,584,300	42,639,359	3,137,554	959,329
Lord Abbett Securities Trust - International Value Fund - Class I	34,676,436	889,922	(3,162,000)	500,386	1,682,364	34,587,108	4,692,959	889,923
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	–	10,060,313	(1,941,985)	(14,045)	(99,986)	8,004,297	2,095,366	243,710
Lord Abbett Investment Trust - Ultra Short Bond Fund - Class I	111,923,216	11,096,413	(74,904,643)	329,195	685,773	49,129,954	4,962,622	2,812,730
Total				$(15,482,310)	$22,634,582	$843,673,884		$23,995,258

(a)	Includes $4,750,158 of distributed capital gains.

Investments in Underlying Funds

The Funds invests in Underlying Funds managed by Lord Abbett. As of August 31, 2023, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	1.08%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	16.37%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	19.91%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.79%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	19.15%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.67%
Lord Abbett Investment Trust-High Yield Fund-Class I	6.19%
Lord Abbett Investment Trust-Income Fund-Class I	5.93%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.85%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.50%
Lord Abbett Securities Trust-International Value Fund-Class I	3.94%
Lord Abbett Investment Trust Short Duration Bond Fund-Class I	0.86%
Lord Abbett Investment Trust Ultra Short Bond Fund-Class I	4.76%
Total	100.00%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	0.32%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	32.86%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	11.21%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.31%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	11.11%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.83%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.56%
Lord Abbett Investment Trust-Income Fund-Class I	5.97%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.91%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.05%
Lord Abbett Securities Trust-International Value Fund-Class I	4.10%
Lord Abbett Investmetn Trust Short Duration Bond Fund-Class I	0.95%
Lord Abbett Investment Trust Ultra Short Bond Fund-Class I	5.82%
Total	100.00%

Investments in Underlying Funds (continued)

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2023, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Investment Trust - Convertible Fund

Ten Largest Holdings	% of Investments
Okta, Inc., 0.125%, 9/1/2025	4.23%
Western Digital Corp., 1.500%, 2/1/2024	4.22%
Shopify, Inc., 0.125%, 11/1/2025	3.90%
Palo Alto Networks, Inc., 0.375%, 6/1/2025	3.25%
Uber Technologies, Inc., 12/15/2025	3.17%
DocuSign, Inc., Zero Coupon, 1/15/2024	3.02%
Alteryx, Inc., 1.000%, 8/1/2026	2.73%
ON Semiconductor Corp., 0.500%, 3/1/2029	2.64%
Bank of America Corp., 7.250%	2.48%
Airbnb, Inc., Zero Coupon, 3/15/2026	2.06%

Holdings by Sector	% of Investments
Basic Materials	0.49%
Communications	27.77%
Consumer, Cyclical	10.24%
Consumer Discretionary	0.41%
Consumer, Non-cyclical	14.41%
Energy	3.18%
Financial	5.41%
Industrial	5.21%
Technology	25.59%
Utilities	3.62%
Repurchase Agreements	3.67%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Investment Trust - Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bonds, 4.375%, 8/15/2043	3.81%
U.S. Treasury Notes, 4.625%, 6/30/2025	2.56%
U.S. Treasury Notes, 4.000%, 6/30/2028	2.45%
U.S. Treasury Notes, 5.000%, 8/31/2025	2.37%
U.S. Treasury Bonds, 3.625%, 5/15/2053	2.28%
Government National Mortgage Association, 5.500%, TBA	2.14%
Uniform Mortgage-Backed Security, 6.000%, TBA	1.85%
Government National Mortgage Association, 6.000%, TBA	1.84%
Government National Mortgage Association, 5.000%, TBA	1.72%
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/2025	1.63%

Holdings by Sector	% of Investments
Asset-Backed Securities	11.47%
Basic Materials	0.36%
Communications	2.07%
Consumer Cyclical	0.95%
Consumer Non-cyclical	4.50%
Energy	2.81%
Financial	12.38%
Foreign Government	3.77%
Industrial	0.72%
Mortgage-Backed Securities	4.86%
Municipal	0.28%
Technology	0.72%
U.S. Government	48.55%
Utilities	4.15%
Repurchase Agreements	2.41%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Research Fund, Inc. Dividend Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	7.44%
Mastercard, Inc. Class A	4.14%
Apple, Inc.	4.00%
NVIDIA Corp.	3.95%
Exxon Mobil Corp.	3.87%
UnitedHealth Group, Inc.	3.28%
Eli Lilly & Co.	2.80%
AbbVie, Inc.	2.59%
Morgan Stanley	2.58%
Walmart, Inc.	2.48%

Holdings by Sector	% of Investments
Communication Services	2.23%
Consumer Discretionary	9.99%
Consumer Staples	6.56%
Energy	4.50%
Financials	16.99%
Health Care	15.88%
Industrials	8.52%
Information Technology	26.73%
Materials	3.95%
Real Estate	1.37%
Utilities	2.09%
Repurchase Agreements	1.19%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Global Fund, Inc. - Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Indonesia Government International Bonds, 1.850%, 3/12/2031	1.87%
Turkey Government International Bonds, 4.250%, 4/14/2026	1.74%
Philippines Government International Bonds, 2.650%, 12/10/2045	1.63%
Saudi Government International Bonds, 3.450%, 2/2/2061	1.61%
Mexico Government International Bonds, 2.659%, 5/24/2031	1.54%
KSA Sukuk Ltd., 5.268%, 10/25/2028	1.46%
Philippines Government International Bonds, 3.229%, 3/29/2027	1.45%
Peruvian Government International Bonds, 3.000%, 1/15/2034	1.39%
Brazil Government International Bonds, 3.750%, 9/12/2031	1.28%
Eskom Holdings SOC Ltd., 7.125%, 2/11/2025	1.15%

Holdings by Sector	% of Investments
Basic Materials	1.31%
Communications	0.80%
Consumer Non-cyclical	0.31%
Energy	16.56%
Financial	3.90%
Foreign Government	70.72%
Industrial	0.37%
Utilities	5.45%
Repurchase Agreements	0.58%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Securities Trust - Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.35%
Alphabet, Inc.	2.81%
Adobe, Inc.	2.48%
Schlumberger NV	2.46%
Shell PLC	2.42%
Pioneer Natural Resources Co.	2.30%
Microsoft Corp.	2.24%
Chesapeake Energy Corp.	2.13%
UnitedHealth Group, Inc.	2.12%
Parker-Hannifin Corp.	2.05%

Holdings by Sector	% of Investments
Communication Services	4.64%
Consumer Discretionary	6.96%
Consumer Staples	5.91%
Energy	9.32%
Financials	22.55%
Health Care	15.15%
Industrials	16.35%
Information Technology	11.27%
Materials	1.80%
Real Estate	3.28%
Utilities	1.96%
Repurchase Agreements	0.81%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Securities Trust - Growth Leaders Fund

Ten Largest Holdings	% of Investments
NVIDIA Corp.	10.96%
Apple, Inc.	7.55%
Microsoft Corp.	6.30%
Alphabet, Inc.	4.52%
Amazon.com, Inc.	4.38%
Meta Platforms, Inc.	3.02%
Shopify, Inc.	2.74%
Eli Lilly & Co.	2.72%
Adobe, Inc.	2.67%
Arista Networks, Inc.	2.50%

Holdings by Sector	% of Investments
Communication Services	11.88%
Consumer Discretionary	11.89%
Financials	2.57%
Health Care	10.03%
Industrials	6.56%
Information Technology	56.20%
Repurchase Agreements	0.87%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Investment Trust - High Yield Fund

Ten Largest Holdings	% of Investments
Ford Motor Credit Co. LLC, 2.900%, 2/10/2029	0.68%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/1/2028	0.67%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/1/2030	0.66%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030	0.60%
Altice France SA, 5.125%, 7/15/2029	0.56%
Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	0.48%
Medline Borrower LP, 3.875%, 4/1/2029	0.43%
Cloud Software Group, Inc., 6.500%, 3/31/2029	0.42%
DaVita, Inc., 4.625%, 6/1/2030	0.37%
Univision Communications, Inc., 7.375%, 6/30/2030	0.37%

Holdings by Sector	% of Investments
Basic Materials	6.91%
Communications	8.80%
Consumer Discretionary	0.97%
Consumer, Cyclical	23.25%
Consumer, Non-cyclical	11.02%
Diversified	0.52%
Energy	0.78%
Financial	17.63%
Foreign Government	6.78%
Health Care	0.12%
Industrial	0.10%
Mortgage-Backed Securities	0.00%	(a)
Technology	4.29%
Utilities	3.67%
Money market Fund	0.15%
Time Deposits	0.02%
Repurchase Agreements	0.38%
Total	100.00%

(a)	Amount less than 0.01$

Investments in Underlying Funds (continued)

Lord Abbett Investment Trust - Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bills, Zero Coupon, 9/14/2023	1.43%
U.S. Treasury Bonds, 3.625%, 5/15/2053	1.43%
Sprint Capital Corp. 6.875%, 11/15/2028	1.20%
U.S. Treasury Notes, 3.875%, 8/15/2033	1.15%
U.S. Treasury Bonds, 4.375%, 8/15/2043	1.01%
BAT Capital Corp., 7.750%, 10/19/2032	1.01%
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	1.01%
JP Morgan Chase & Co., 4.912%, 7/25/2033	0.91%
Continental Resources, Inc., 5.750%, 1/15/2031	0.91%
Bank of America Corp., 2.687%, 4/22/2032	0.85%

Holdings by Sector	% of Investments
Asset Backed Securities	4.58%
Basic Materials	2.05%
Communications	5.02%
Consumer, Cyclical	2.34%
Consumer, Non-cyclical	15.01%
Energy	12.41%
Financial	24.83%
Industrial	4.51%
Mortgage-Backed Securities	0.73%
Municipal	0.96%
Technology	4.56%
U.S. Government	9.31%
Utilities	11.82%
Repurchase Agreements	1.87%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Investment Trust - Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/2033	1.51%
UBS AG, 5.125%, 5/15/2024	1.36%
Danske Bank AS, 5.375%, 1/12/2024	1.23%
Exeter Automobile Receivables Trust Series 2020-2A Class E, 7.190%, 9/15/2027	1.15%
Charter Communications Operating LLC, 7.081% (1 mo. UD Term SOFR+1.75%), 4/30/2025	1.14%
FMC Corp., 6.034%, 9/1/2023	1.07%
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.490%, 5/15/2027	1.02%
AIB Group PLC, 4.263% (3 mo. USD LIBOR+1.87%), 4/10/2025	0.88%
Danske Bank AS, 3.244% (3 mo. USD LIBOR+1.59%), 12/20/2025	0.81%
OneMain Direct Auto Receivables Trust Series 2019-1 Class A, 3.630%, 9/14/2027	0.79%

Holdings by Sector	% of Investments
Asset-Backed Securities	25.83%
Basic Materials	2.16%
Communications	1.86%
Consumer Cyclical	3.48%
Consumer Non-cyclical	5.12%
Energy	6.44%
Financials	36.42%
Industrials	0.67%
Mortgage-Backed Securities	7.17%
Technology	1.16%
U.S. Government	2.78%
Utilities	6.09%
Repurchase Agreements	0.82%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Securities Trust - International Equity Fund

Ten Largest Holdings	% of Investments
Novo Nordisk AS	2.80%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.72%
Shell PLC	2.17%
LVMH Moet Hennessy Louis Vuitton SE	2.08%
ASML Holding NV	2.07%
L’Oreal SA	1.75%
AstraZeneca PLC	1.71%
Toyota Motor Corp.	1.59%
BHP Group Ltd.	1.56%
Alibaba Group Holding Ltd.	1.53%

Holdings by Sector	% of Investments
Basic Materials	3.03%
Communications	6.20%
Consumer, Cyclical	13.90%
Consumer, Non-cyclical	20.68%
Energy	4.88%
Financial	18.32%
Industrial	17.01%
Technology	11.51%
Utilities	1.82%
Repurchase Agreements	2.65%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Securities Trust - International Value Fund

Ten Largest Holdings	% of Investments
Shell PLC	4.47%
Novartis AG	3.46%
Sanofi	3.12%
Toyota Motor Corp.	2.79%
BHP Group Ltd.	2.72%
HSBC Holdings PLC	2.50%
Sumitomo Mitsui Financial Group, Inc.	2.31%
Orange SA	2.25%
Imperial Brands PLC	2.22%
Asahi Group Holdings Ltd.	2.11%

Holdings by Sector	% of Investments
Communication Services	3.10%
Consumer Discretionary	10.04%
Consumer Staples	9.25%
Energy	8.94%
Financials	25.17%
Health Care	10.43%
Industrials	16.05%
Information Technology	3.42%
Materials	6.09%
Real Estate	1.17%
Utilities	4.45%
Repurchase Agreements	1.89%
Total	100.00%

Investments in Underlying Funds (continued)

Lord Abbett Investment Trust - Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 3.875%, 4/30/2025	1.69%
U.S. Treasury Notes, 3.875%, 3/31/2025	1.34%
U.S. Treasury Notes, 4.125%, 1/31/2025	1.20%
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	0.70%
Comcast Hulu Holdings LLC, 6.029%, 3/15/2024	0.58%
Charter Communications Operating LLC, 6.795% (1 mo. USD Term SOFR + 1.75%), 4/30/2025	0.58%
Citigroup, Inc., 3.106% (SOFR + 2.84%), 4/8/2026	0.56%
Invitation Homes Operating Partnership LP, 6.253% (1 mo. USD Term SOFR + 1.00%), 1/31/2025	0.55%
General Motors Financial Co., Inc., 5.100%, 1/17/2024	0.44%
Manufacturers & Traders Trust Co., 4.650%, 1/27/2026	0.43%

Holdings by Sector	% of Investments
Asset Backed Securities	24.89%
Basic Materials	2.16%
Communications	2.47%
Consumer, Cyclical	4.23%
Consumer, Non-cyclical	5.76%
Energy	5.20%
Financial	30.52%
Industrial	1.19%
Mortgage-Backed Securities	10.97%
Technology	1.56%
U.S. Government	5.00%
Utilities	5.06%
Repurchase Agreements	0.99%
Total	100.00%

Investments in Underlying Funds (concluded)

Lord Abbett Investment Trust - Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bills, Zero Coupon, 10/19/2023	2.00%
NatWest Group PLC (United Kingdom), 4.269% (3 mo. USD LIBOR + 1.76%), 3/22/2025	1.23%
HSBC Holdings PLC (United Kingdom), 3.803% (3 mo. USD Term SOFR + 1.47%), 3/11/2025	1.11%
Hyundai Capital America, 0.800%, 1/8/2024	1.09%
Charter Communications Operating LLC, 7.081% (3 mo. USD Term SOFR + 1.75%), 4/30/2025	1.08%
U.S. Treasury Bills, Zero Coupon, 11/24/2023	1.07%
Morgan Stanley, 5.785% (SOFR + 0.46%), 1/25/2024	1.06%
Energy Transfer LP, 5.831%, 9/1/2023	1.04%
Danske Bank AS (Denmark), 5.375%, 1/12/2024	1.01%
Marathon Oil Corp., 6.381%, 9/29/2023	1.00%

Holdings by Sector	% of Investments
Asset Backed Securities	23.31%
Basic Materials	1.73%
Communications	3.00%
Consumer, Cyclical	4.49%
Consumer, Non-cyclical	5.48%
Energy	6.06%
Financial	42.49%
Industrial	0.55%
Mortgage-Backed Securities	2.36%
Technology	0.86%
U.S. Government	5.77%
Utilities	3.76%
Repurchase Agreements	0.14%
Total	100%

QPHR-INV-3Q
(10/23)